UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05514

Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mary Ellen Reilly

Wilmington Trust Investment Advisors, Inc.

Rodney Square North

1100 North Market Street

Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end: April 30

Date of reporting period: October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)

[This Page Intentionally Left Blank]

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s semi-annual fiscal year period of May 1, 2016, through October 31, 2016. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc., the Trust’s investment advisor and subadvisor, respectively, have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year period.

The Economy

The economic recovery entered its eighth year, making it the fourth-longest recovery since 1850, but also the weakest one in the post-World War II period.i The gross domestic product (GDP) grew at a feeble rate of 1.4% in the second calendar quarter, but accelerated in the third quarter, posting a 2.9% jump.ii It’s been a familiar story with this recovery—disappointing growth numbers to begin the year, but a quickening of pace in the second half of the year.

[i]	http://www.marketwatch.com/story/current-us-economic-recovery-may-end-up-as-longest-ever-2016-07-18
ii	http://www.bea.gov/national/Index.htm

During the Trust’s semi-annual fiscal year period, the unemployment rate rose from 4.7% in May to 4.9% in October.iii While the increase in the unemployment rate may appear at odds with a continuing economic expansion, the uptick suggests that a growing number of individuals are re-entering the labor pool as new jobs are added.

iii	http://data.bls.gov/timeseries/LNS14000000

Inflation remains historically low, but has picked up in recent months. In September, it posted its biggest gain in five months, with the Consumer Price Index rising 1.5% for the 12-month period ending September 2016, the biggest year-over-year jump since October 2014.iv Core inflation, which excludes the more volatile food and energy components, reached 1.7% in the third quarter, the highest such reading in two years.v

iv	http://www.reuters.com/article/us-usa-economy-inflation-idUSKCN12I1GP
[v]	http://www.advisorperspectives.com/dshort/updates/2016/10/31/pce-price-index-headline-and-core-rose-again-in-september

Rising oil prices has been one reason that inflation has picked up. West Texas Intermediate (a grade of crude oil used as an oil pricing benchmark) rose from $40.75 per barrel at April-end to $46.83 at the close of October.vi

vi	http://www.eia.gov/dnav/pet/pet_pri_spt_s1_d.htm

The Federal Reserve (the “Fed”) has yet to follow up its December 2015 rate hike, putting off further hikes because of concerns about the resiliency of economic growth and how global markets will react. However, at its most recent Federal Open Market Committee meeting in September, the Fed indicated that a rate hike may come relatively soon.

The Bond Markets

The yield on the 10-year Treasury note ended largely where it began, but there was a great deal of volatility over the six-month period. Yields stood at 1.83% at April-end, but dropped precipitously in reaction to the British exit (“Brexit”) vote in late June, as the decision by British voters to leave the European Union (“EU”) led to a world-wide flight to safety, driving down yields to as low as 1.37%, a level reached in early July. As anxieties eased, rates slowly climbed back to 1.84% by the close of trading in October.vii

vii	http://www.treasury.gov/resource-center/data-chart-center/interest-rates/Pages/TextView.aspx?data=yield

Despite the rollercoaster ride in yields, the Barclays U.S. Aggregate Bond Index1 gained 1.51% for the six-month period ended October 31, 2016.

High-yield bonds have been enjoying a very good year. After a price swoon earlier in the year, high-yield bonds have posted strong returns, with oil prices coming off their extreme lows propelling the Barclays U.S. Corporate High Yield Index2 to a gain of 7.59% for the six-month period ended October 31, 2016.

The municipal bond market was challenged by heavy new issuance volumes, leading to a more subdued return for the Barclays Municipal Bond Index3 of 0.49% for the Trust’s semi-annual fiscal year period.

PRESIDENT’S MESSAGE / October 31, 2016 (unaudited)

ii

The Barclays Global Aggregate ex-USD Bond Index4 slumped by 2.08% during the reporting period, as investors were disappointed by monetary policy announcements from the Bank of England, the European Central Bank, and the Bank of Japan.

For the six-month reporting period May 1, 2016 through October 31, 2016, certain Barclays indices performed as follows5:

Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Bond Index[6]	Barclays U.S. Mortgage-Backed Securities Index[7]	Barclays U.S. Credit Bond Index[8]	Barclays Municipal Bond Index
1.51%	0.80%	1.28%	2.61%	0.49%

The Stock Markets

Stocks began the period on a positive note, buoyed by rising oil prices and waning concerns about an imminent rate hike. The impending vote in Britain on whether to break away from the European Union, however, soon began to weigh on stocks. Markets turned volatile as investors reacted to each new release of polling numbers about whether the “Stay” or “Leave” vote would prevail. With the polls closest to the referendum date indicating that voters might choose to remain in the EU, the shock of a “Leave” victory sent global markets into a nosedive that shaved off $3 trillion in market value.viii U.S. stocks recovered quickly, regaining their losses after two days of trading, but overseas markets took considerably longer to claw back their losses.

vii[i]	http://independent.co.uk/news/business/news/brexit-wipes-record-3tn-off-global-markets-in-two-days-a7107481.html

U.S. equities reached near-historic highs in July, powered by strong economic reports, better-than-expected corporate earnings, and growing conviction that the Fed would not be raising rates in the near term. July’s momentum stalled as markets went quiet in August amid very light trading volumes and low volatility.

The calm ended when September began, with stocks selling off sharply to begin the month. Investor sentiment shifted to worries about a Fed rate increase and mounting concerns that the European Central Bank would be hitting the “pause” button on its monetary-easing efforts.

Stocks remained volatile over the course of the month, moving in reaction to changes in the price of oil, central bank statements, and banking troubles emanating from Europe.

Despite a better-than-expected third-quarter earnings season, October was the third consecutive month to close lower.

For the six-month reporting period May 1, 2016 through October 31, 2016, certain stock market indices performed as follows:

S&P 500 Index[9]	Dow Jones Industrial Average[10]	NASDAQ Composite Index[11]	MSCI All Country World ex-USD (Net) Index[12]
4.06%	3.44%	9.33%	2.01%

In the months ahead, markets will likely be tested. A looming hike in the federal funds rate, a new incoming president, and uncertain global economic growth may drive further market volatility. It is essential, however, that investors maintain a long-term focus.

For our part, the Trust will remain committed to managing your important savings with the same disciplined process that has created value for our shareholders and helped them achieve their important long-term financial goals. We appreciate the confidence and trust you have shown us.

Sincerely,

Christopher D. Randall President November 14, 2016

October 31, 2016 (unaudited) / PRESIDENT’S MESSAGE

iii

For more complete information, please download the Funds’ prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Funds, and you should not expect that the investment advisor will provide financial support to the Funds at any time.

1.	Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.
2.	Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices.
3.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.
4.	Barclays Global Aggregate ex-USD Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. An investment cannot be made directly in an index.
5.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
6.	Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.
7.	Barclays U.S. Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.
8.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.
9.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.
10.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.
11.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
12.	MSCI All Country World ex-USD (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.

PRESIDENT’S MESSAGE / October 31, 2016 (unaudited)

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5

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending
	Account Value 5/01/16	Account Value 10/31/16	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON LARGE-CAP STRATEGY FUND
Actual
Class I	$1,000.00	$1,041.20	$1.29	0.25%
Hypothetical (assuming a 5% return before expense)
Class I	$1,000.00	$1,023.95	$1.28	0.25%

(1)	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).
(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

6

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Strategy Fund

At October 31, 2016, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Common Stocks
Information Technology	22.5%
Financials	17.6%
Health Care	14.6%
Consumer Discretionary	12.9%
Industrials	11.0%
Energy	7.2%
Consumer Staples	6.8%
Telecommunication Services	2.9%
Materials	2.8%
Utilities	1.4%
Investment Companies	0.3%
Rights	0.0%[3]
Warrants	0.0%[3]
Cash Equivalents[1]	2.5%
Other Assets and Liabilities – Net[2]	(2.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.
(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
(3)	Represent less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—99.7%
CONSUMER DISCRETIONARY—12.9%
AUTO COMPONENTS—0.3%
Adient PLC*	2,113	$96,167
BorgWarner, Inc.#	6,180	221,491
Delphi Automotive PLC	5,450	354,632
Gentex Corp.	4,680	79,139
Goodyear Tire & Rubber Co. (The)	7,350	213,370
Lear Corp.	2,500	306,950
Visteon Corp.	1,500	105,915

		$1,377,664
AUTOMOBILES—0.6%
Ford Motor Co.	106,100	1,245,614
General Motors Co.	36,700	1,159,720
Harley-Davidson, Inc.#	3,970	226,369

Description	Number of Shares	Value
Tesla Motors, Inc.#, *	2,850	$563,531
Thor Industries, Inc.	1,380	109,448

		$3,304,682
DISTRIBUTORS—0.1%
Genuine Parts Co.	4,620	418,526
LKQ Corp.*	7,780	251,138

		$669,664
DIVERSIFIED CONSUMER SERVICES—0.1%
Graham Holdings Co., Class B	140	66,500
H&R Block, Inc.	6,660	152,980
Service Corp. International	4,170	106,752
ServiceMaster Global Holdings, Inc.*	2,280	81,601

		$407,833
HOTELS, RESTAURANTS & LEISURE—1.8%
Aramark	5,800	215,934

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS    7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Brinker International, Inc.#	520	$25,605
Carnival Corp.	2,220	109,002
Chipotle Mexican Grill, Inc.*	850	306,646
Choice Hotels International, Inc.	1,610	78,004
Darden Restaurants, Inc.	1,440	93,298
Domino’s Pizza, Inc.	2,200	372,328
Dunkin’ Brands Group, Inc.	3,900	188,604
Hilton Worldwide Holdings, Inc.	7,360	166,336
Hyatt Hotels Corp., Class A*	2,800	142,212
International Game Technology	1,273	36,561
Las Vegas Sands Corp.#	9,520	551,018
Marriott International, Inc., Class A	7,036	483,373
McDonald’s Corp.	23,849	2,684,682
MGM Resorts International*	12,310	322,153
Norwegian Cruise Line Holdings*	4,660	181,134
Panera Bread Co., Class A#,*	845	161,192
Restaurant Brands International LP	47	2,093
Royal Caribbean Cruises Ltd.	4,180	321,317
Six Flags Entertainment Corp.	3,100	172,515
Starbucks Corp.	35,490	1,883,454
Wendy’s Co. (The)	200	2,168
Wyndham Worldwide Corp.	3,360	221,222
Wynn Resorts Ltd.#	2,200	208,010
Yum! Brands, Inc.	10,150	875,742

		$9,804,603
HOUSEHOLD DURABLES—0.5%
CalAtlantic Group, Inc.	2,100	67,872
DR Horton, Inc.	7,070	203,828
Garmin Ltd.	1,690	81,728
Harman International Industries, Inc.	1,920	153,043
Leggett & Platt, Inc.	3,670	168,380
Lennar Corp., Class A	3,810	158,839
Mohawk Industries, Inc.*	1,900	350,170
Newell Brands, Inc.	12,569	603,563
NVR, Inc.*	130	197,990
PulteGroup, Inc.	10,090	187,674
Tempur Sealy International, Inc.#,*	1,700	91,919
Toll Brothers, Inc.*	6,650	182,476
Tupperware Brands Corp.	1,000	59,520
Whirlpool Corp.	2,350	352,077

		$2,859,079
INTERNET & CATALOG RETAIL—2.4%
Amazon.com, Inc.*	10,460	8,261,517
Expedia, Inc.	2,852	368,564
Groupon, Inc.#,*	12,350	49,276

Description	Number of Shares	Value
Liberty Interactive Corp., QVC Group, Class A*	7,350	$135,901
Liberty Ventures, Series A*	4,102	163,670
Netflix, Inc.*	10,600	1,323,622
Priceline Group, Inc. (The)*	1,330	1,960,726
TripAdvisor, Inc.*	3,000	193,440

		$12,456,716
LEISURE EQUIPMENT & PRODUCTS—0.2%
Brunswick Corp.	2,490	108,315
Hasbro, Inc.	3,490	291,101
Mattel, Inc.	10,050	316,876
Polaris Industries, Inc.#	1,900	145,559
Vista Outdoor, Inc.*	340	13,148

		$874,999
MEDIA—3.2%
AMC Networks, Inc., Class A*	1,685	82,447
Cable One, Inc.	140	80,744
CBS Corp., Non-Voting	12,730	720,773
Charter Communications, Inc.*	4,702	1,174,983
Cinemark Holdings, Inc.	500	19,900
Clear Channel Outdoor Holdings, Inc., Class A	17,700	101,775
Comcast Corp., Class A	66,000	4,080,120
Discovery Communications, Inc., Class A*	7,080	184,859
Discovery Communications, Inc., Class C*	2,600	65,286
DISH Network Corp., Class A*	4,880	285,773
Gannett Co., Inc.	1,645	12,782
Interpublic Group of Cos., Inc. (The)	10,120	226,587
John Wiley & Sons, Inc., Class A	2,100	108,360
Liberty Braves Group, Class A*	84	1,424
Liberty Broadband Corp., Class A*	1,335	86,708
Liberty Broadband Corp., Class C*	1,271	84,712
Liberty Media Corp., Class A#,*	210	5,844
Liberty SiriusXM Group, Class A*	843	28,047
Liberty SiriusXM Group, Class C*	6,086	201,994
Lions Gate Entertainment Corp.#	4,760	96,914
Live Nation Entertainment, Inc.*	4,370	120,918
Madison Square Garden Co., Class A (The)*	729	120,642
Morningstar, Inc.	1,100	77,693
News Corp., Class A	16,157	195,823
News Corp., Class B	300	3,720
Omnicom Group, Inc.	5,490	438,212
Regal Entertainment Group, Class A	770	16,563
Scripps Networks Interactive, Inc., Class A#	1,380	88,817
Sirius XM Holdings, Inc.#,*	63,640	265,379
Starz, Class A*	4,143	130,339
TEGNA, Inc.	4,940	96,923

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

8    PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Thomson Reuters Corp.	6,650	$262,077
Time Warner, Inc.	20,016	1,781,224
Tribune Media Co., Class A	2,550	83,130
Twenty-First Century Fox, Inc., Class A	33,930	891,341
Twenty-First Century Fox, Inc., Class B	7,180	189,480
Viacom, Inc.	10,700	401,892
Walt Disney Co. (The)	42,046	3,897,244

		$16,711,449
MULTILINE RETAIL—0.6%
Burlington Stores, Inc.*	900	67,446
Dillard’s, Inc., Class A	1,400	85,820
Dollar General Corp.	7,700	531,993
Dollar Tree, Inc.*	6,962	525,979
JC Penney Co., Inc.#,*	10,630	91,312
Kohl’s Corp.	5,910	258,562
Macy’s, Inc.	10,880	397,011
Nordstrom, Inc.#	5,880	305,760
Sears Holdings Corp.#,*	70	778
Target Corp.	13,960	959,471

		$3,224,132
SPECIALTY RETAIL—2.4%
Advance Auto Parts, Inc.	1,850	259,148
AutoNation, Inc.*	1,780	78,089
AutoZone, Inc.*	660	489,826
Bed, Bath & Beyond, Inc.	2,310	93,370
Best Buy Co., Inc.	6,780	263,810
Cabela’s, Inc.*	900	55,449
CarMax, Inc.#,*	6,500	324,610
CST Brands, Inc.	1,718	82,498
Dick’s Sporting Goods, Inc.	3,280	182,532
Foot Locker, Inc.	2,410	160,916
GameStop Corp., Class A#	2,820	67,821
Gap, Inc. (The)#	7,650	211,063
Home Depot, Inc. (The)	33,650	4,105,636
L Brands, Inc.	6,110	441,081
Lowe’s Cos., Inc.	23,100	1,539,615
Michaels Cos, Inc. (The)*	1,700	39,525
Murphy USA, Inc.*	1,387	95,398
O’Reilly Automotive, Inc.*	2,700	713,988
Penske Automotive Group, Inc.#	600	26,850
Ross Stores, Inc.	10,440	652,918
Sally Beauty Holdings, Inc.*	2,500	64,850
Signet Jewelers Ltd.#	1,720	139,767
Staples, Inc.	12,960	95,904
Tiffany & Co.#	3,950	290,009
TJX Cos., Inc. (The)	18,540	1,367,325

Description	Number of Shares	Value
Tractor Supply Co.	2,900	$181,627
Ulta Salon Cosmetics & Fragrance, Inc.*	1,700	413,678
Urban Outfitters, Inc.*	3,460	115,737
Williams-Sonoma, Inc.#	3,740	172,863

		$12,725,903
TEXTILES, APPAREL & LUXURY GOODS—0.7%
Carter’s, Inc.	1,400	120,876
Coach, Inc.	8,010	287,479
Hanesbrands, Inc.#	8,700	223,590
Kate Spade & Co.*	1,500	25,125
lululemon athletica, Inc.*	2,700	154,575
Michael Kors Holdings Ltd.*	4,300	218,354
NIKE, Inc., Class B	32,840	1,647,911
PVH Corp.	2,480	265,310
Ralph Lauren Corp.	1,700	166,770
Skechers U.S.A., Inc., Class A*	5,500	115,665
Under Armour, Inc., Class A#,*	4,600	143,060
Under Armour, Inc., Class C*	3,122	80,735
VF Corp.	7,150	387,602

		$3,837,052

TOTAL CONSUMER DISCRETIONARY		$68,253,776
CONSUMER STAPLES—6.8%
BEVERAGES—1.5%
Brown-Forman Corp., Class A	3,200	155,200
Brown-Forman Corp., Class B	3,400	156,978
Coca-Cola Co. (The)	72,800	3,086,720
Constellation Brands, Inc., Class A	2,700	451,224
Dr. Pepper Snapple Group, Inc.	2,300	201,917
Molson Coors Brewing Co., Class B	1,900	197,239
Monster Beverage Corp.*	3,300	476,322
PepsiCo, Inc.	27,900	2,990,880

		$7,716,480
FOOD & STAPLES RETAILING—1.5%
Costco Wholesale Corp.	7,900	1,168,173
CVS Health Corp.	22,000	1,850,200
Kroger Co. (The)	20,900	647,482
Rite Aid Corp.*	23,500	157,685
Sprouts Farmers Market, Inc.#,*	5,500	121,825
Sysco Corp.	8,900	428,268
US Foods Holding Corp.*	2,400	54,240
Walgreens Boots Alliance, Inc.	17,400	1,439,502
Wal-Mart Stores, Inc.	28,700	2,009,574
Whole Foods Market, Inc.	8,800	248,952

		$8,125,901
FOOD PRODUCTS—1.2%
Archer-Daniels-Midland Co.	12,200	531,554

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS    9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Blue Buffalo Pet Products, Inc.*	3,300	$82,896
Bunge Ltd.	4,600	285,246
Campbell Soup Co.	1,400	76,076
ConAgra Foods, Inc.	8,400	404,712
General Mills, Inc.	9,400	582,612
Hain Celestial Group, Inc. (The)*	6,500	236,405
Hershey Co. (The)	3,500	358,610
Hormel Foods Corp.	4,700	180,950
Ingredion, Inc.	500	65,585
JM Smucker Co. (The)	1,200	157,572
Kellogg Co.	3,000	225,390
Kraft Heinz Co. (The)	12,700	1,129,665
McCormick & Co., Inc.	600	57,522
Mead Johnson Nutrition Co.	3,600	269,172
Mondelez International, Inc., Class A	31,500	1,415,610
Pilgrim’s Pride Corp.	3,000	65,520
Tyson Foods, Inc., Class A	3,900	276,315
WhiteWave Foods Co. (The)*	4,500	245,205

		$6,646,617
HOUSEHOLD PRODUCTS—1.3%
Church & Dwight Co., Inc.	2,600	125,476
Clorox Co. (The)	2,300	276,046
Colgate-Palmolive Co.	15,600	1,113,216
Energizer Holdings, Inc.	1,700	79,067
Kimberly-Clark Corp.	5,900	675,019
Procter & Gamble Co. (The)	51,600	4,478,880
Spectrum Brands Holdings, Inc.#	200	27,048

		$6,774,752
PERSONAL PRODUCTS—0.1%
Edgewell Personal Care Co.*	3,100	233,740
Estee Lauder Cos., Inc. Class A (The)	3,200	278,816
Herbalife Ltd.#,*	1,900	115,292
Nu Skin Enterprises, Inc., Class A	1,600	98,640

		$726,488
TOBACCO—1.2%
Altria Group, Inc.	35,900	2,373,708
Philip Morris International, Inc.	30,800	2,970,352
Reynolds American, Inc.	18,200	1,002,456

		$6,346,516

TOTAL CONSUMER STAPLES		$36,336,754
ENERGY—7.2%
ENERGY EQUIPMENT & SERVICES—1.2%
Baker Hughes, Inc.	9,500	526,300
Diamond Offshore Drilling, Inc.#	1,600	26,384
Dril-Quip, Inc.*	660	31,350

Description	Number of Shares	Value
Ensco PLC, Class A	18,950	$148,189
FMC Technologies, Inc.*	7,860	253,642
Frank’s International NV#	2,050	23,063
Halliburton Co.	22,790	1,048,340
Helmerich & Payne, Inc.#	2,960	186,806
Nabors Industries Ltd.	8,630	102,697
National Oilwell Varco, Inc.#	6,905	221,650
Noble Corp. PLC#	15,200	75,088
Oceaneering International, Inc.	3,780	89,964
Patterson-UTI Energy, Inc.	4,800	107,904
Rowan Cos. PLC, Class A	340	4,512
RPC, Inc.#, *	3,450	59,582
Schlumberger Ltd.	35,495	2,776,774
Superior Energy Services, Inc.	4,550	64,428
Targa Resources Corp.	4,300	188,770
Transocean Ltd.#,*	6,300	60,543
Weatherford International PLC*	30,250	145,805

		$6,141,791
OIL, GAS & CONSUMABLE FUELS—6.0%
Anadarko Petroleum Corp.	12,450	740,028
Antero Resources Corp.*	2,050	54,263
Apache Corp.	10,840	644,763
Cabot Oil & Gas Corp.	11,600	242,208
Cheniere Energy, Inc.*	4,930	185,861
Chesapeake Energy Corp.#, *	33,700	185,687
Chevron Corp.	48,520	5,082,470
Cimarex Energy Co.	2,900	374,477
Cobalt International Energy, Inc.*	500	472
Concho Resources, Inc.*	3,460	439,212
ConocoPhillips	32,360	1,406,042
CONSOL Energy, Inc.#	10,300	174,585
Continental Resources, Inc.*	3,820	186,836
CVR Energy, Inc.#	100	1,326
Devon Energy Corp.	12,080	457,711
Diamondback Energy, Inc.*	1,900	173,451
Energen Corp.	4,380	219,569
EOG Resources, Inc.	14,680	1,327,366
EQT Corp.	4,830	318,780
Exxon Mobil Corp.	109,793	9,147,953
Golar LNG Ltd.	750	16,418
Gulfport Energy Corp.*	4,150	100,056
Hess Corp.	7,190	344,904
HollyFrontier Corp.	9,440	235,528
Kinder Morgan, Inc.	50,355	1,028,753
Kosmos Energy Ltd.*	3,050	15,891
Laredo Petroleum, Inc.*	8,700	103,704

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

10    PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Marathon Oil Corp.	28,330	$373,389
Marathon Petroleum Corp.	15,730	685,671
Murphy Oil Corp.	7,100	183,677
Newfield Exploration Co.*	4,310	174,943
Noble Energy, Inc.	14,320	493,610
Occidental Petroleum Corp.	20,600	1,501,946
ONEOK, Inc.	7,660	370,974
PBF Energy, Inc., Class A#	3,000	65,400
Phillips 66	11,390	924,299
Pioneer Natural Resources Co.	4,750	850,345
QEP Resources, Inc.	5,800	93,206
Range Resources Corp.	6,198	209,430
Rice Energy, Inc.*	800	17,672
SM Energy Co.	3,150	105,935
Southwestern Energy Co.#, *	12,200	126,758
Spectra Energy Corp.	19,850	829,929
Tesoro Corp.	3,340	283,800
Valero Energy Corp.	13,020	771,305
Whiting Petroleum Corp.*	19,350	159,444
Williams Cos., Inc. (The)	13,070	381,644
World Fuel Services Corp.	2,100	84,525
WPX Energy, Inc.*	3,817	41,453

		$31,937,669

TOTAL ENERGY		$38,079,460
FINANCIALS—17.6%
CAPITAL MARKETS—1.9%
Affiliated Managers Group, Inc.*	1,270	168,478
Ameriprise Financial, Inc.	5,540	489,681
Artisan Partners Asset Management, Inc., Class A	350	9,100
Bank of New York Mellon Corp. (The)	25,620	1,108,577
BlackRock, Inc.	3,760	1,283,062
Charles Schwab Corp. (The)	27,250	863,825
Donnelley Financial Solutions, Inc.*	396	8,494
E*TRADE Financial Corp.*	7,200	202,752
Eaton Vance Corp.#	4,970	174,248
Federated Investors, Inc., Class B	4,970	134,190
Franklin Resources, Inc.	6,320	212,731
Goldman Sachs Group, Inc. (The)	9,540	1,700,410
Interactive Brokers Group, Inc., Class A	200	6,638
Invesco Ltd.	12,320	346,069
Lazard Ltd., Class A	3,650	133,079
Legg Mason, Inc.	1,310	37,623
LPL Financial Holdings, Inc.#	3,200	99,072
Morgan Stanley	36,546	1,226,849
Northern Trust Corp.	3,380	244,780

Description	Number of Shares	Value
NorthStar Asset Management Group, Inc.	4,300	$58,910
Raymond James Financial, Inc.	4,510	271,141
SEI Investments Co.	3,840	170,227
State Street Corp.	9,070	636,805
T. Rowe Price Group, Inc.	4,480	286,765
TD Ameritrade Holding Corp.	2,550	87,236

		$9,960,742
COMMERCIAL BANKS—4.8%
Associated Banc-Corp.	8,385	170,215
Bank of America Corp.	270,050	4,455,825
Bank of Hawaii Corp.#	2,470	185,620
BankUnited, Inc.	2,700	78,678
BB&T Corp.	18,690	732,648
BOK Financial Corp.	820	58,236
CIT Group, Inc.	5,800	210,714
Citizens Financial Group, Inc.	13,750	362,175
Comerica, Inc.	5,030	262,013
Commerce Bancshares, Inc.	1,642	81,804
Cullen/Frost Bankers, Inc.#	1,440	109,426
East West Bancorp, Inc.	2,600	102,726
Fifth Third Bancorp	18,250	397,120
First Horizon National Corp.	8,934	137,673
First Republic Bank	5,000	372,150
Huntington Bancshares, Inc.	16,641	176,395
JPMorgan Chase & Co.	96,920	6,712,679
KeyCorp	19,144	270,313
M&T Bank Corp.§	1,610	197,595
PacWest Bancorp.	3,239	140,540
PNC Financial Services Group, Inc. (The)	12,860	1,229,416
Popular, Inc.	3,900	141,570
Regions Financial Corp.	28,656	306,906
Signature Bank*	1,000	120,560
SunTrust Banks, Inc.	12,880	582,562
SVB Financial Group*	1,300	158,951
Synovus Financial Corp.	5,594	184,994
TCF Financial Corp.	2,910	41,613
U.S. Bancorp	40,870	1,829,341
Wells Fargo & Co.	118,375	5,446,434
Zions Bancorporation	3,790	122,076

		$25,378,968
CONSUMER FINANCE—0.8%
Ally Financial, Inc.	14,400	260,208
American Express Co.	19,040	1,264,637
Capital One Financial Corp.	15,700	1,162,428
Credit Acceptance Corp.#,*	250	46,025
Discover Financial Services	12,980	731,163

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS    11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Navient Corp.	12,160	$155,405
Santander Consumer USA Holdings, Inc.*	3,700	45,140
SLM Corp.*	8,660	61,053
Synchrony Financial	27,800	794,802

		$4,520,861
DIVERSIFIED FINANCIAL SERVICES—3.0%
Berkshire Hathaway, Inc., Class B*	51,496	7,430,873
CBOE Holdings, Inc.#	3,000	189,630
Citigroup, Inc.	78,782	3,872,135
CME Group, Inc.	8,600	860,860
Intercontinental Exchange, Inc.	3,618	978,271
Leucadia National Corp.	3,210	59,931
Moody’s Corp.	5,940	597,089
MSCI, Inc.	4,320	346,421
Nasdaq, Inc.	4,530	289,784
OneMain Holdings, Inc.*	2,800	79,352
S&P Global, Inc.	8,190	997,952
Voya Financial, Inc.	2,000	61,100

		$15,763,398
INSURANCE—3.3%
Aflac, Inc.	12,600	867,762
Alleghany Corp.*	256	132,150
Allied World Assurance Co. Holdings AG	3,890	167,192
Allstate Corp. (The)	12,080	820,232
American Financial Group, Inc.	1,600	119,200
American International Group, Inc.	27,280	1,683,176
American National Insurance Co.	600	70,296
AmTrust Financial Services, Inc.	2,100	55,419
Aon PLC	8,300	919,889
Arch Capital Group Ltd.*	2,590	201,942
Arthur J Gallagher & Co.	6,580	317,353
Aspen Insurance Holdings Ltd.	4,665	225,086
Assurant, Inc.	3,230	260,080
Assured Guaranty Ltd.	3,550	106,110
Axis Capital Holdings Ltd.	3,280	186,862
Brown & Brown, Inc.	5,570	205,310
Chubb Ltd.	13,747	1,745,869
Cincinnati Financial Corp.	6,106	432,183
CNA Financial Corp.	1,050	38,398
Endurance Specialty Holdings Ltd.	2,000	183,900
Erie Indemnity Co., Class A	670	68,601
Everest Re Group Ltd.	1,170	238,118
FNF Group	8,041	288,752
Hanover Insurance Group, Inc. (The)	1,100	83,809
Hartford Financial Services Group, Inc. (The)	7,290	321,562
Lincoln National Corp.	7,670	376,520
Loews Corp.	10,450	449,663

Description	Number of Shares	Value
Markel Corp.*	280	$245,680
Marsh & McLennan Cos., Inc.	16,190	1,026,284
Mercury General Corp.	2,370	129,094
MetLife, Inc.	22,351	1,049,603
Old Republic International Corp.	13,500	227,610
Principal Financial Group, Inc.	6,990	381,654
ProAssurance Corp.	3,000	159,900
Progressive Corp. (The)	19,230	605,937
Prudential Financial, Inc.	10,530	892,839
Reinsurance Group of America, Inc.	1,690	182,283
RenaissanceRe Holdings Ltd.	1,120	139,205
Torchmark Corp.	1,695	107,480
Travelers Cos., Inc. (The)	8,880	960,638
Unum Group	5,610	198,594
Validus Holdings Ltd.	170	8,687
White Mountains Insurance Group Ltd.	160	132,755
WR Berkley Corp.	3,580	204,418
Xl Group Ltd.	7,270	252,269

		$17,470,364
REAL ESTATE INVESTMENT TRUSTS—3.7%
AGNC Investment Corp.	4,030	80,842
Alexandria Real Estate Equities, Inc.	2,915	314,266
American Campus Communities, Inc.	4,700	244,917
American Homes 4 Rent, Class A	1,650	34,831
American Tower Corp.	11,560	1,354,716
Annaly Capital Management, Inc.	37,380	387,257
Apartment Investment & Management Co., Class A	3,970	174,958
AvalonBay Communities, Inc.	2,722	465,952
Boston Properties, Inc.	4,550	548,184
Brandywine Realty Trust	4,680	72,540
Brixmor Property Group, Inc.	6,250	158,875
Camden Property Trust	2,670	217,445
Care Capital Properties, Inc.	796	21,150
Chimera Investment Corp.	6,740	105,616
Communications Sales & Leasing, Inc.	3,350	95,240
Corporate Office Properties Trust	4,700	125,443
Corrections Corp. of America	367	5,303
Crown Castle International Corp.	9,340	849,847
CyrusOne, Inc.	600	26,766
DDR Corp.	9,900	151,371
Digital Realty Trust, Inc.	3,910	365,311
Douglas Emmett, Inc.	4,410	160,965
Duke Realty Corp.	10,010	261,761
Empire State Realty Trust, Inc., Class A	1,600	31,312
Equinix, Inc.	1,781	636,316
Equity Commonwealth*	4,992	150,808
Equity Lifestyle Properties, Inc.	3,400	257,856

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

12    PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Equity Residential	7,050	$435,337
Essex Property Trust, Inc.	1,073	229,719
Extra Space Storage, Inc.	3,100	226,765
Federal Realty Investment Trust	1,970	286,103
Forest City Realty Trust, Inc., Class A	6,100	131,699
Gaming and Leisure Properties, Inc.	1,404	46,093
General Growth Properties, Inc.	14,643	365,343
HCP, Inc.	8,330	285,302
Healthcare Trust of America, Inc., Class A	7,100	217,260
Hospitality Properties Trust	6,800	186,048
Host Hotels & Resorts, Inc.	8,740	135,295
Iron Mountain, Inc.	7,303	246,330
Kilroy Realty Corp.	3,925	281,933
Kimco Realty Corp.	12,980	345,398
Lamar Advertising Co., Class A	2,400	152,280
Liberty Property Trust	4,040	163,337
Macerich Co. (The)	4,960	351,069
Mid-America Apartment Communities, Inc.	3,200	296,800
National Retail Properties, Inc.	2,500	114,050
NorthStar Realty Finance Corp.	9,800	142,296
Omega Healthcare Investors, Inc.#	2,850	90,715
Outfront Media, Inc.	1,300	27,963
Piedmont Office Realty Trust, Inc., Class A	4,950	101,376
Post Properties, Inc.	100	6,579
Prologis, Inc.	13,490	703,638
Public Storage	4,060	867,703
Rayonier, Inc.	5,615	150,594
Realty Income Corp.	6,710	397,500
Regency Centers Corp.	3,435	247,560
Retail Properties of America, Inc., Class A	7,400	115,218
Senior Housing Properties Trust	7,000	148,890
Simon Property Group, Inc.	7,993	1,486,378
SL Green Realty Corp.	1,190	116,882
Spirit Realty Capital, Inc.	14,700	175,077
Starwood Property Trust, Inc.	4,170	92,741
Tanger Factory Outlet Centers, Inc.	3,100	107,880
Taubman Centers, Inc.	2,480	179,701
UDR, Inc.	8,580	300,043
Ventas, Inc.	8,286	561,377
VEREIT, Inc.	13,000	122,200
Vornado Realty Trust	5,073	470,673
Washington Prime Group, Inc.	6,176	64,786
Weingarten Realty Investors	3,560	128,908
Welltower, Inc.	8,970	614,714
Weyerhaeuser Co.	14,942	447,214
WP Carey, Inc.	1,400	85,036

		$19,749,651

Description	Number of Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
CBRE Group, Inc., Class A*	8,810	$226,946
Howard Hughes Corp. (The)*	658	72,268
Jones Lang LaSalle, Inc.	950	92,007
Realogy Holdings Corp.	400	9,156

		$400,377
THRIFTS & MORTGAGE FINANCE—0.0%**
New York Community Bancorp, Inc.	2,690	38,628
People’s United Financial, Inc.#	7,400	120,176
TFS Financial Corp.	1,050	18,711

		$177,515

TOTAL FINANCIALS		$93,421,876
HEALTH CARE—14.6%
BIOTECHNOLOGY—2.7%
ACADIA Pharmaceuticals, Inc.#,*	2,600	60,606
Agios Pharmaceuticals, Inc.#,*	900	43,056
Alexion Pharmaceuticals, Inc.*	6,490	846,945
Alkermes PLC*	4,400	221,804
Alnylam Pharmaceuticals, Inc.#,*	2,300	81,880
Amgen, Inc.	21,764	3,072,206
Biogen, Inc.*	6,300	1,765,134
BioMarin Pharmaceutical, Inc.*	4,900	394,548
Celgene Corp.*	22,766	2,326,230
Gilead Sciences, Inc.	38,744	2,852,721
Incyte Corp.*	4,660	405,280
Intercept Pharmaceuticals, Inc.#,*	300	37,122
Intrexon Corp.#,*	1,860	48,546
Ionis Pharmaceuticals, Inc.#,*	3,800	98,724
Juno Therapeutics, Inc.#,*	1,900	46,151
Neurocrine Biosciences, Inc.*	2,000	87,540
OPKO Health, Inc.#,*	10,400	97,968
Regeneron Pharmaceuticals, Inc.*	2,400	828,048
Seattle Genetics, Inc.#,*	2,000	103,400
United Therapeutics Corp.*	1,140	136,880
Vertex Pharmaceuticals, Inc.*	7,143	541,868

		$14,096,657
HEALTH CARE EQUIPMENT & SUPPLIES—2.8%
Abbott Laboratories	39,509	1,550,333
ABIOMED, Inc.*	600	62,994
Alere, Inc.*	50	2,234
Align Technology, Inc.*	2,260	194,179
Baxter International, Inc.	16,330	777,145
Becton Dickinson & Co.	6,780	1,138,430
Boston Scientific Corp.*	41,200	906,400
Cooper Cos., Inc. (The)	1,850	325,674
CR Bard, Inc.	2,580	559,034

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS    13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
DENTSPLY SIRONA, Inc.	8,179	$470,865
DexCom, Inc.*	1,940	151,786
Edwards Lifesciences Corp.*	6,472	616,264
Hill-Rom Holdings, Inc.	2,260	125,227
Hologic, Inc.*	6,740	242,707
IDEXX Laboratories, Inc.*	2,680	287,135
Intuitive Surgical, Inc.*	1,100	739,288
Medtronic PLC	40,826	3,348,549
ResMed, Inc.#	5,720	341,884
St. Jude Medical, Inc.	8,770	682,657
Stryker Corp.	10,600	1,222,710
Teleflex, Inc.	2,060	294,848
Varian Medical Systems, Inc.*	4,050	367,457
Zimmer Biomet Holdings, Inc.	5,810	612,374

		$15,020,174
HEALTH CARE PROVIDERS & SERVICES—2.5%
Aetna, Inc.	8,731	937,273
AmerisourceBergen Corp.	6,370	447,938
Amsurg Corp.*	1,200	71,700
Anthem, Inc.	6,810	829,867
Brookdale Senior Living, Inc.*	770	11,111
Cardinal Health, Inc.	7,920	544,025
Centene Corp.*	5,132	320,647
Cigna Corp.	6,530	775,960
DaVita, Inc.*	4,488	263,087
Envision Healthcare Holdings, Inc.*	1,400	27,692
Express Scripts Holding Co.*	17,162	1,156,719
HCA Holdings, Inc.*	7,400	566,322
Henry Schein, Inc.*	3,160	471,472
Humana, Inc.	3,730	639,807
Laboratory Corp. of America Holdings*	2,857	358,096
LifePoint Hospitals, Inc.*	130	7,780
McKesson Corp.	5,900	750,303
MEDNAX, Inc.#, *	2,640	161,700
Patterson Cos., Inc.#	970	41,429
Premier, Inc., Class A*	1,300	41,392
Quest Diagnostics, Inc.	4,350	354,264
Quorum Health Corp.*	61	246
Tenet Healthcare Corp.*	2,425	47,797
UnitedHealth Group, Inc.	27,320	3,861,136
Universal Health Services, Inc., Class B	3,480	420,071
VCA, Inc.*	2,070	127,222

		$13,235,056
HEALTH CARE TECHNOLOGY—0.1%
Allscripts Healthcare Solutions, Inc.*	1,800	21,618
athenahealth, Inc.*	1,000	103,320
Cerner Corp.*	8,140	476,841

Description	Number of Shares	Value
Inovalon Holdings, Inc., Class A*	1,300	$17,680
Veeva Systems, Inc., Class A*	3,320	128,982

		$748,441
LIFE SCIENCES TOOLS & SERVICES—0.8%
Agilent Technologies, Inc.	7,490	326,339
Bio-Rad Laboratories, Inc., Class A*	890	140,691
Bruker Corp.	4,900	100,401
Charles River Laboratories International, Inc.*	2,620	198,806
Illumina, Inc.*	4,240	577,234
Mettler-Toledo International, Inc.*	1,120	452,570
PerkinElmer, Inc.	4,070	207,122
QIAGEN N.V.*	2,100	51,198
Quintiles IMS Holdings, Inc.*	2,480	177,915
Thermo Fisher Scientific, Inc.	11,720	1,723,192
VWR Corp.*	6,000	165,060
Waters Corp.*	2,310	321,413

		$4,441,941
PHARMACEUTICALS—5.7%
AbbVie, Inc.	47,478	2,648,323
Akorn, Inc.*	2,460	58,917
Allergan PLC*	11,585	2,420,570
Bristol-Myers Squibb Co.	46,360	2,360,188
Eli Lilly & Co.	26,630	1,966,359
Endo International PLC*	2,400	45,000
Johnson & Johnson	78,800	9,140,012
Mallinckrodt PLC*	2,710	160,595
Merck & Co., Inc.	78,066	4,584,036
Mylan NV*	10,730	391,645
Perrigo Co. PLC	2,740	227,941
Pfizer, Inc.	169,903	5,387,624
Zoetis, Inc.	14,481	692,192

		$30,083,402

TOTAL HEALTH CARE		$77,625,671
INDUSTRIALS—11.0%
AEROSPACE & DEFENSE—2.7%
B/E Aerospace, Inc.	3,000	178,560
Boeing Co. (The)	17,040	2,427,007
BWX Technologies, Inc.	2,940	115,307
General Dynamics Corp.	5,730	863,740
HEICO Corp.	1,000	60,000
Hexcel Corp.	3,600	163,764
Honeywell International, Inc.	21,870	2,398,702
Huntington Ingalls Industries, Inc.	1,645	265,437
L-3 Communications Holdings, Inc.	2,010	275,249

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

14    PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Lockheed Martin Corp.	7,350	$1,810,893
Northrop Grumman Corp.	5,170	1,183,930
Raytheon Co.	8,620	1,177,578
Rockwell Collins, Inc.	2,870	241,998
Spirit AeroSystems Holdings, Inc., Class A*	1,940	97,698
Textron, Inc.	3,370	135,070
TransDigm Group, Inc.	1,490	405,965
United Technologies Corp.	22,200	2,268,840

		$14,069,738
AIR FREIGHT & LOGISTICS—0.7%
C.H. Robinson Worldwide, Inc.#	4,084	278,202
Expeditors International of Washington, Inc.	7,280	374,702
FedEx Corp.	5,960	1,038,947
United Parcel Service, Inc., Class B	19,730	2,126,105

		$3,817,956
AIRLINES—0.6%
Alaska Air Group, Inc.	4,400	317,768
American Airlines Group, Inc.	14,900	604,940
Copa Holdings SA, Class A Class A#	200	18,446
Delta Air Lines, Inc.	22,090	922,699
JetBlue Airways Corp.*	10,000	174,800
Southwest Airlines Co.	16,330	654,017
Spirit Airlines, Inc.*	1,500	71,895
United Continental Holdings, Inc.*	8,383	471,376

		$3,235,941
BUILDING PRODUCTS—0.4%
Allegion PLC	2,233	142,555
Armstrong Flooring, Inc.*	310	5,019
Armstrong World Industries, Inc.*	620	23,250
Fortune Brands Home & Security, Inc.	4,760	260,039
Johnson Controls International PLC	21,131	852,002
Lennox International, Inc.#	1,490	217,376
Masco Corp.	10,930	337,518
Owens Corning	2,290	111,706
Smith (A.O.) Corp.	5,000	225,850

		$2,175,315
COMMERCIAL SERVICES & SUPPLIES—0.4%
Cintas Corp.	3,520	375,478
Copart, Inc.#, *	1,900	99,693
Herc Holdings, Inc.*	520	15,647
KAR Auction Services, Inc.	4,100	174,578
LSC Communications, Inc.*	396	9,599
R.R. Donnelley & Sons Co.	1,056	18,744
Republic Services, Inc.	8,740	459,986

Description	Number of Shares	Value
Stericycle, Inc.*	1,552	$124,300
Waste Management, Inc.	13,940	915,300

		$2,193,325
CONSTRUCTION & ENGINEERING—0.2%
AECOM*	3,191	88,869
Chicago Bridge & Iron Co. NV	1,382	44,252
Fluor Corp.	3,750	194,962
Jacobs Engineering Group, Inc.*	4,150	214,057
KBR, Inc.	4,450	65,904
Quanta Services, Inc.*	2,760	79,350
TopBuild Corp.*	1,736	52,306

		$739,700
ELECTRICAL EQUIPMENT—0.5%
Acuity Brands, Inc.	1,300	290,641
AMETEK, Inc.	3,260	143,766
Babcock & Wilcox Enterprises, Inc.*	1,470	23,138
Eaton Corp. PLC	14,578	929,639
Emerson Electric Co.	14,540	736,887
Hubbell, Inc.	1,290	134,831
Regal Beloit Corp.	600	35,460
Rockwell Automation, Inc.	2,320	277,750
SolarCity Corp.#, *	620	12,152

		$2,584,264
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
Fortive Corp.	8,540	435,967
INDUSTRIAL CONGLOMERATES—2.2%
3M Co.	16,660	2,753,898
Carlisle Cos., Inc.	1,290	135,256
Danaher Corp.	17,080	1,341,634
General Electric Co.	243,720	7,092,252
Roper Technologies, Inc.	3,000	519,930

		$11,842,970
MACHINERY—1.8%
AGCO Corp.#	3,260	166,521
Allison Transmission Holdings, Inc.	4,800	140,592
Caterpillar, Inc.	16,300	1,360,398
Colfax Corp.*	2,900	92,191
Crane Co.	1,200	81,612
Cummins, Inc.	5,580	713,236
Deere & Co.#	8,390	740,837
Donaldson Co., Inc.#	4,010	146,445
Dover Corp.	4,160	278,262
Flowserve Corp.	3,000	127,050
Graco, Inc.	2,140	160,286

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS    15

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
IDEX Corp.	2,120	$183,253
Illinois Tool Works, Inc.	8,000	908,560
Ingersoll-Rand PLC	9,050	608,975
ITT, Inc.	2,535	89,283
Joy Global, Inc.	3,700	102,971
Lincoln Electric Holdings, Inc.	2,600	171,158
Manitowoc Co., Inc. (The)	3,910	15,796
Manitowoc Foodservice, Inc.*	3,910	59,080
Middleby Corp. (The)*	1,600	179,376
Nordson Corp.	2,000	200,260
Oshkosh Corp.	1,790	95,765
PACCAR, Inc.	11,090	609,063
Parker-Hannifin Corp.	2,960	363,340
Pentair PLC	3,816	210,376
Snap-on, Inc.	1,280	197,248
SPX Corp.*	330	6,273
Stanley Black & Decker, Inc.	4,220	480,405
Terex Corp.	3,730	89,072
Timken Co. (The)	600	19,830
Toro Co. (The)	4,680	224,078
Trinity Industries, Inc.	2,400	51,240
Valmont Industries, Inc.	1,060	135,627
WABCO Holdings, Inc.*	2,050	201,843
Wabtec Corp.	1,720	132,973
Xylem, Inc.	5,010	242,133

		$9,585,408
MARINE—0.0%**
Kirby Corp.*	900	53,055
PROFESSIONAL SERVICES—0.3%
Dun & Bradstreet Corp. (The)	930	116,110
Equifax, Inc.	4,060	503,318
IHS Markit Ltd.*	787	28,954
ManpowerGroup, Inc.	1,860	142,848
Nielsen Holdings PLC	7,450	335,399
Robert Half International, Inc.	2,060	77,085
TransUnion*	2,400	74,976
Verisk Analytics, Inc.*	4,800	391,440

		$1,670,130
ROAD & RAIL—0.9%
AMERCO	300	96,717
Avis Budget Group, Inc.*	2,180	70,545
CSX Corp.	26,300	802,413
Hertz Global Holdings, Inc.*	1,560	51,714
JB Hunt Transport Services, Inc.	2,980	243,198
Kansas City Southern	2,180	191,317
Landstar System, Inc.	1,590	113,128

Description	Number of Shares	Value
Norfolk Southern Corp.	9,060	$842,580
Old Dominion Freight Line, Inc.*	2,800	209,104
Ryder System, Inc.	40	2,776
Union Pacific Corp.	23,270	2,051,949

		$4,675,441
TRADING COMPANIES & DISTRIBUTORS—0.2%
Air Lease Corp.	1,200	36,312
Fastenal Co.	3,620	141,108
HD Supply Holdings, Inc.*	6,400	211,200
MSC Industrial Direct Co., Inc. Class A	1,390	101,192
NOW, Inc.*	1,663	35,854
United Rentals, Inc.*	2,820	213,361
Watsco, Inc.	100	13,729
WW Grainger, Inc.	1,140	237,257

		$990,013
TRANSPORTATION INFRASTRUCTURE—0.0%**
Macquarie Infrastructure Corp.	100	8,181

TOTAL INDUSTRIALS		$58,077,404
INFORMATION TECHNOLOGY—22.5%
COMMERCIAL SERVICES & SUPPLIES—0.0%**
Sabre Corp.	1,420	36,679
COMMUNICATIONS EQUIPMENT—1.7%
Brocade Communications Systems, Inc.	8,590	91,054
Cisco Systems, Inc.	140,850	4,321,278
EchoStar Corp., Class A*	970	45,338
F5 Networks, Inc.*	1,990	275,038
Harris Corp.	2,859	255,051
Juniper Networks, Inc.	10,390	273,673
Lumentum Holdings, Inc.*	610	20,496
Motorola Solutions, Inc.	6,030	437,657
Palo Alto Networks, Inc.*	2,590	398,420
QUALCOMM, Inc.	38,480	2,644,346
Viavi Solutions, Inc.*	5,890	41,937

		$8,804,288
COMPUTERS & PERIPHERALS—3.5%
Apple, Inc.	150,160	17,049,166
HP, Inc.	45,390	657,701
Lexmark International, Inc., Class A	3,030	120,261
NCR Corp.*	2,220	77,811
NetApp, Inc.	3,553	120,589
Western Digital Corp.	5,383	314,583

		$18,340,111
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
Amphenol Corp., Class A	10,100	665,893

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

16    PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Arrow Electronics, Inc.*	2,940	$179,693
CDW Corp.	4,990	224,101
Cognex Corp.	3,200	165,120
Corning, Inc.	32,770	744,207
Dolby Laboratories, Inc., Class A	150	7,138
Fitbit, Inc., Class A#,*	200	2,652
FLIR Systems, Inc.	2,090	68,803
Ingram Micro, Inc., Class A	4,800	178,560
IPG Photonics Corp.#,*	2,000	194,020
National Instruments Corp.	1,930	54,214
Trimble Navigation Ltd.*	10,380	286,903

		$2,771,304
INTERNET SOFTWARE & SERVICES—4.8%
Akamai Technologies, Inc.*	4,750	329,982
Alphabet, Inc., Class A*	8,295	6,718,120
Alphabet, Inc., Class C*	8,229	6,455,980
CoStar Group, Inc.*	1,300	243,256
eBay, Inc.*	32,490	926,290
Facebook, Inc., Class A*	62,280	8,158,057
GoDaddy, Inc., Class A#,*	750	26,842
IAC/InterActiveCorp	1,300	83,772
LinkedIn Corp., Class A*	2,570	487,272
Match Group, Inc.#,*	2,400	43,344
Pandora Media, Inc.#,*	7,100	80,443
Rackspace Hosting, Inc.*	3,180	101,569
Twitter, Inc.#,*	12,710	228,145
VeriSign, Inc.#,*	3,950	331,879
Yahoo!, Inc.*	24,230	1,006,757
Yelp, Inc.*	3,600	117,576
Zillow Group, Inc., Class A#,*	1,200	39,636
Zillow Group, Inc., Class C#,*	2,200	73,392

		$25,452,312
IT SERVICES—4.4%
Accenture PLC, Class A	18,300	2,127,192
Alliance Data Systems Corp.*	1,290	263,766
Amdocs Ltd.	2,620	153,139
Automatic Data Processing, Inc.	13,730	1,195,334
Black Knight Financial Services, Inc., Class A#,*	400	15,740
Booz Allen Hamilton Holding Corp.	3,460	105,426
Broadridge Financial Solutions, Inc.	3,630	234,716
Cognizant Technology Solutions Corp., Class A*	13,510	693,738
Computer Sciences Corp.	3,800	206,910
CoreLogic, Inc.*	880	37,453
CSRA, Inc.	3,300	82,797

Description	Number of Shares	Value
DST Systems, Inc.	1,670	$160,587
Fidelity National Information Services, Inc.	7,943	587,147
First Data Corp., Class A*	8,200	114,718
Fiserv, Inc.*	7,260	714,965
FleetCor Technologies, Inc.*	2,600	455,780
Gartner, Inc.*	3,500	301,140
Genpact Ltd.*	9,100	209,209
Global Payments, Inc.	5,000	362,600
Hewlett Packard Enterprise Co.	52,790	1,186,191
International Business Machines Corp.	22,960	3,528,722
Jack Henry & Associates, Inc.	1,900	153,938
Leidos Holdings, Inc.	2,200	91,454
Mastercard, Inc., Class A	27,620	2,955,892
Paychex, Inc.	10,770	594,504
PayPal Holdings, Inc.*	33,865	1,410,816
Square, Inc., Class A*	2,800	31,360
Teradata Corp.*	270	7,279
Total System Services, Inc.	3,720	185,554
Vantiv, Inc., Class A*	6,900	402,684
VeriFone Systems, Inc.*	3,000	46,440
Visa, Inc., Class A	53,620	4,424,186
Western Union Co. (The)	18,640	374,105
Xerox Corp.	15,710	153,487

		$23,568,969
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
Analog Devices, Inc.	8,220	526,902
Applied Materials, Inc.	34,080	991,046
Broadcom Ltd.	11,033	1,878,699
Cypress Semiconductor Corp.	12,000	119,640
Intel Corp.	132,770	4,629,690
KLA-Tencor Corp.	5,850	439,393
Lam Research Corp.	5,780	559,851
Linear Technology Corp.	5,310	318,919
Marvell Technology Group Ltd.	11,490	149,715
Maxim Integrated Products, Inc.	10,220	405,019
Microchip Technology, Inc.	7,039	426,211
Micron Technology, Inc.*	21,900	375,804
NVIDIA Corp.#	14,480	1,030,397
ON Semiconductor Corp.*	4,320	50,414
Qorvo, Inc.*	4,250	236,513
Skyworks Solutions, Inc.#	6,000	461,640
SunPower Corp.#, *	900	6,516
Teradyne, Inc.	7,450	173,511
Texas Instruments, Inc.	29,200	2,068,820
Xilinx, Inc.	5,500	279,785

		$15,128,485

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS    17

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
SOFTWARE—4.7%
Activision Blizzard, Inc.	17,970	$775,765
Adobe Systems, Inc.*	14,260	1,533,093
ANSYS, Inc.*	1,380	126,063
Atlassian Corp. PLC, Class A*	900	24,174
Autodesk, Inc.*	6,730	486,444
CA, Inc.	10,480	322,155
Cadence Design Systems, Inc.*	11,710	299,542
CDK Global, Inc.	4,676	255,356
Citrix Systems, Inc.*	4,990	423,152
CommerceHub, Inc.*	820	12,341
CommerceHub, Inc.*	410	6,158
Dell Technologies, Inc., Class V*	3,283	161,162
Electronic Arts, Inc.*	9,110	715,317
FactSet Research Systems, Inc.	1,540	238,269
Fortinet, Inc.*	2,400	76,944
Intuit, Inc.	7,600	826,424
Microsoft Corp.	208,799	12,511,236
NetSuite, Inc.*	800	74,496
Oracle Corp.	76,210	2,927,988
PTC, Inc.*	2,100	99,624
Red Hat, Inc.*	5,130	397,319
salesforce.com, Inc.*	17,530	1,317,555
ServiceNow, Inc.*	4,500	395,595
Splunk, Inc.*	2,300	138,437
Symantec Corp.	12,420	310,873
Synopsys, Inc.*	2,600	154,206
Tableau Software, Inc., Class A*	1,100	52,855
Ultimate Software Group, Inc.*	540	113,935
VMware, Inc., Class A#,*	1,510	118,686
Workday, Inc., Class A*	1,550	134,354
Zynga, Inc., Class A*	19,850	55,779

		$25,085,297
TELECOMMUNICATIONS—0.0%**
Arista Networks, Inc.#,*	200	16,950
Zayo Group Holdings, Inc.*	400	12,872

		$29,822

TOTAL INFORMATION TECHNOLOGY		$119,217,267
MATERIALS—2.8%
CHEMICALS—1.9%
AdvanSix, Inc.*	874	13,949
Air Products & Chemicals, Inc.	5,200	693,784
Albemarle Corp.	2,000	167,100
Ashland Global Holdings, Inc.	1,200	134,076
Axalta Coating Systems Ltd.*	4,300	108,016

Description	Number of Shares	Value
Cabot Corp.	600	$31,284
Celanese Corp.	3,500	255,220
CF Industries Holdings, Inc.#	9,500	228,095
Dow Chemical Co. (The)	25,900	1,393,679
E.I. du Pont de Nemours & Co.	21,300	1,465,227
Eastman Chemical Co.	4,000	287,640
Ecolab, Inc.	5,900	673,603
FMC Corp.	3,900	182,871
GCP Applied Technologies, Inc.*	1,000	25,850
Huntsman Corp.	9,900	167,805
Ingevity Corp.*	1,100	45,540
International Flavors & Fragrances, Inc.	1,000	130,780
LyondellBasell Industries NV, Class A	6,700	532,985
Monsanto Co.	11,100	1,118,547
Mosaic Co. (The)#	3,900	91,767
PPG Industries, Inc.	6,300	586,719
Praxair, Inc.	7,100	831,126
RPM International, Inc.	2,700	128,358
Sherwin-Williams Co. (The)	1,800	440,748
Valspar Corp. (The)	1,300	129,480
Versum Materials, Inc.*	2,600	59,020
Westlake Chemical Corp.	1,300	67,327
WR Grace & Co.	1,700	113,832

		$10,104,428
CONSTRUCTION MATERIALS—0.2%
Eagle Materials, Inc.	1,000	80,970
Martin Marietta Materials, Inc.	1,400	259,532
Vulcan Materials Co.	3,400	384,880

		$725,382
CONTAINERS & PACKAGING—0.2%
Avery Dennison Corp.	900	62,811
Ball Corp.	1,900	146,433
Bemis Co., Inc.	100	4,872
Owens-Illinois, Inc.*	8,700	167,910
Packaging Corp. of America	2,200	181,500
Sealed Air Corp.	1,400	63,882
Silgan Holdings, Inc.	200	10,190
WestRock Co.	5,400	249,426

		$887,024
METALS & MINING—0.4%
Alcoa, Inc.	12,266	352,279
Freeport-McMoRan, Inc.	33,700	376,766
Newmont Mining Corp.	12,300	455,592
Nucor Corp.	9,700	473,845
Reliance Steel & Aluminum Co.	1,800	123,804
Royal Gold, Inc.	1,100	75,702
Southern Copper Corp.#	2,400	68,136

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

18    PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Steel Dynamics, Inc.	6,200	$170,252
Tahoe Resources, Inc.	6,000	72,360
United States Steel Corp.#	5,200	100,568

		$2,269,304
PAPER & FOREST PRODUCTS—0.1%
Domtar Corp.	3,100	111,445
International Paper Co.	12,400	558,372

		$669,817

TOTAL MATERIALS		$14,655,955
TELECOMMUNICATION SERVICES—2.9%
DIVERSIFIED TELECOMMUNICATION SERVICES—2.7%
AT&T, Inc.	190,100	6,993,779
CenturyLink, Inc.	17,300	459,834
Frontier Communications Corp.#	40,900	164,418
Level 3 Communications, Inc.*	10,500	589,575
Verizon Communications, Inc.	127,000	6,108,700

		$14,316,306
WIRELESS TELECOMMUNICATION SERVICES—0.2%
SBA Communications Corp., Class A	4,550	515,424
Sprint Corp.#,*	27,450	169,092
T-Mobile US, Inc.*	8,700	432,651

		$1,117,167

TOTAL TELECOMMUNICATION SERVICES		$15,433,473
UTILITIES—1.4%
ELECTRIC UTILITIES—0.8%
American Electric Power Co., Inc.	4,100	265,844
Avangrid, Inc.	2,900	114,289
Duke Energy Corp.	9,400	752,188
Edison International	2,500	183,700
Entergy Corp.	4,000	294,720
Eversource Energy	4,300	236,758
Exelon Corp.	14,400	490,608
FirstEnergy Corp.	7,000	240,030
NextEra Energy, Inc.	4,400	563,200
PPL Corp.	4,800	164,832
Southern Co. (The)	13,400	691,038

		$3,997,207
GAS UTILITIES—0.0%**
UGI Corp.	1,400	64,806

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
AES Corp.	16,300	191,851
Calpine Corp.*	15,800	188,020
NRG Energy, Inc.	1,300	13,819

		$393,690

Description	Number of Shares	Value
MULTI-UTILITIES—0.5%
CenterPoint Energy, Inc.	10,500	$239,400
CMS Energy Corp.	6,200	261,330
Consolidated Edison, Inc.	5,300	400,415
Dominion Resources, Inc.	8,500	639,200
OGE Energy Corp.	5,900	183,136
PG&E Corp.	5,300	329,236
Public Service Enterprise Group, Inc.	3,500	147,280
Sempra Energy	1,900	203,490
Vectren Corp.	1,100	55,341
WEC Energy Group, Inc.	1,900	113,468
Xcel Energy, Inc.	8,600	357,330

		$2,929,626
WATER UTILITIES—0.0%**
American Water Works Co., Inc.	1,800	133,272
Aqua America, Inc.	3,600	110,520

		$243,792

TOTAL UTILITIES		$7,629,121

TOTAL COMMON STOCKS (COST $366,737,155)		$528,730,757
INVESTMENT COMPANIES—0.3%
EQUITY FUNDS—0.3%
iShares Russell 1000 ETF	6,410	756,829
iShares Russell 1000 Growth ETF	3,100	315,394
iShares Russell 1000 Value ETF	3,100	322,524

TOTAL EQUITY FUNDS		$1,394,747

TOTAL INVESTMENT COMPANIES (COST $1,392,711)		$1,394,747
RIGHTS—0.0%**
Celgene Corp.*,††	89	102
Community Health Systems, Inc.*	3,700	32

TOTAL RIGHTS (COST $142)		$134
WARRANTS—0.0%**
American International Group, Inc. CW21, Expire 1/19/21*	2,055	43,360
Kinder Morgan, Inc., Expire 5/25/17*	16,345	98

TOTAL WARRANTS (COST $48,690)		$43,458

TOTAL INVESTMENTS IN SECURITIES—100.0% (COST $368,178,698)		$530,169,096

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS    19

Wilmington Large-Cap Strategy Fund (continued)

	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.5%
REPURCHASE AGREEMENTS – 2.5%
Daiwa Capital Markets America, 0.34%, dated 10/31/16, due 11/01/16, repurchase price $2,511,181, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/10/16 to 2/01/49; total market value of $2,561,380.	$2,511,157	$2,511,157
HSBC Securities USA, Inc., 0.30%, dated 10/31/16, due 11/01/16, repurchase price $2,511,178, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 1/01/28 to 9/01/46; total market value of $2,561,395.	2,511,157	2,511,157
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.31%, dated 10/31/16, due 11/01/16, repurchase price $660,514, collateralized by U.S. Government & Treasury Securities 0.63% to 3.13%, maturing 4/30/18 to 2/15/43; total market value of $673,718.	660,508	660,508
Nomura Securities International, Inc., 0.34%, dated 10/31/16, due 11/01/16, repurchase price $2,511,181, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/03/16 to 9/20/66; total market value of $2,561,380.	2,511,157	2,511,157
RBC Dominion Securities, Inc., 0.33%, dated 10/31/16, due 11/01/16, repurchase price $2,511,180, collateralized by U.S. Government & Treasury Securities 1.13% to 7.00%, maturing 7/31/17 to 10/20/46; total market value of $2,561,380.	2,511,157	2,511,157
TD Securities (USA) LLC, 0.32%, dated 10/31/16, due 11/01/16, repurchase price $2,511,179, collateralized by U.S. Government & Treasury Securities 1.38% to 4.50%, maturing 1/31/21 to 1/20/45; total market value of $2,561,380.	2,511,157	2,511,157

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $13,216,293)		$13,216,293

TOTAL INVESTMENTS—102.5% (COST $381,394,991)		$543,385,389
COLLATERAL FOR SECURITIES ON LOAN—(2.5%)		(13,216,293)
OTHER ASSETS LESS LIABILITIES—0.0%**		40,808

TOTAL NET ASSETS—100.0%		$530,209,904

Cost of investments for Federal income tax purposes is $395,095,497. The net unrealized appreciation/(depreciation) of investments was $148,289,892. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $151,648,565 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,358,673.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

20    PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (concluded)

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$528,730,757	$—	$—	$528,730,757
Investment Companies	1,394,747	—	—	1,394,747
Rights	32	102	—	134
Warrants	43,458	—	—	43,458
Repurchase Agreements	—	13,216,293	—	13,216,293

Total	$530,168,994	$13,216,395	$—	$543,385,389

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2016, the value of these securities amounted to $102 representing 0.00%** of total net assets.
*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company. See Note 4 in Notes to Financial Statements.

The following acronyms are used throughout this Fund:

LP—Limited Partnership

PLC—Public Limited Company

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES    21

October 31, 2016 (unaudited)	Wilmington Large-Cap Strategy Fund
ASSETS:
Investments, at identified cost	$381,394,991	(a)

Investments in repurchase agreements, at value	$13,216,293
Investments in securities, at value (Including $12,914,472 of securities on loan) (Note 2)	530,169,096	(b)

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	543,385,389

Income receivable	522,027
Receivable for shares sold	229,887
Receivable for investments sold	88,776
Prepaid assets	18,026

TOTAL ASSETS	544,244,105

LIABILITIES:
Payable to custodian	523,795
Collateral for securities on loan	13,216,293
Payable for shares redeemed	104,533
Payable for Trustees’ fees	2,381
Pending Litigation (See Note 7)	—
Other accrued expenses	187,199

TOTAL LIABILITIES	14,034,201

NET ASSETS	$530,209,904

NET ASSETS CONSIST OF:
Paid-in capital	$400,360,107
Undistributed (accumulated) net investment income (loss)	1,019,510
Accumulated net realized gain (loss) on investments	(33,160,111)
Net unrealized appreciation (depreciation) of investments	161,990,398

TOTAL NET ASSETS	$530,209,904

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class I
Net Assets	$530,209,904

Shares outstanding (unlimited shares authorized)	30,398,446

Net Asset Value per share	$17.44

(a)	Includes $127,292 of investments in affiliated issuers.
(b)	Includes $197,595 of investments in affiliated issuers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

22    STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (unaudited)	Wilmington Large-Cap Strategy Fund
INVESTMENT INCOME:
Dividends	$5,971,578	(a)(b)
Securities lending income	72,049

TOTAL INVESTMENT INCOME	6,043,627

EXPENSES:
Investment advisory fee	1,423,847
Administrative personnel and services fees	90,383
Portfolio accounting and administration fees	93,866
Custodian fees	54,940
Transfer and dividend disbursing agent fees and expenses	70,896
Trustees’ fees	26,051
Professional fees	36,076
Shareholder services fee—Class I	711,922
Share registration costs	10,982
Printing and postage	13,640
Miscellaneous	64,703

TOTAL EXPENSES	2,597,306

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(1,173,460)
Waiver of shareholder services fee—Class I	(711,922)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,885,382)

Net expenses	711,924

Net investment income (loss)	5,331,703

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	1,557,006
Net change in unrealized appreciation (depreciation) of investments	16,621,916

Net realized and unrealized gain (loss) on investments	18,178,922

Change in net assets resulting from operations	$23,510,625

(a)	Net of foreign withholding taxes withheld of $1,236.
(b)	Includes $2,254 received from affiliated issuers.

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS    23

	Wilmington Large-Cap Strategy Fund
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016
OPERATIONS:
Net investment income (loss)	$5,331,703	$9,896,634
Net realized gain (loss) on investments	1,557,006	3,894,999
Net change in unrealized appreciation (depreciation) of investments	16,621,916	(32,021,505)

Change in net assets resulting from operations	23,510,625	(18,229,872)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class I	(5,206,300)	(9,665,314)
Distributions from net realized gain on investments
Class I	—	(43,348,922)

Change in net assets resulting from distributions to shareholders	(5,206,300)	(53,014,236)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class I	44,493,313	449,044,771
Distributions reinvested
Class I	1,417,828	40,639,425
Cost of shares redeemed
Class I	(140,913,803)	(280,509,480)

Change in net assets resulting from share transactions	(95,002,662)	209,174,716

Change in net assets	(76,698,337)	137,930,608
NET ASSETS:
Beginning of period	606,908,241	468,977,633

End of period	$530,209,904	$606,908,241

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,019,510	$894,107

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class I	2,559,209	25,238,721
Distributions reinvested
Class I	82,063	2,328,850
Shares redeemed
Class I	(8,129,623)	(17,083,773)

Net change resulting from share transactions	(5,488,351)	10,483,798

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

24    FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON LARGE-CAP STRATEGY FUND†

CLASS I	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011
Net Asset Value, Beginning of Period	$16.91		$18.46	$17.27	$14.63	$12.84	$12.13		$9.39
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.17		0.29	0.28	0.27	0.26	0.16		0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.52		(0.42)	2.19	2.65	1.79	0.71		2.72

Total Income (Loss) From Operations	0.69		(0.13)	2.47	2.92	2.05	0.87		2.92

Less Distributions From:
Net Investment Income	(0.16)		(0.28)	(0.27)	(0.28)	(0.26)	(0.16)		(0.18)
Net Realized Gains	—		(1.14)	(1.01)	—	—	—		—

Total Distributions	(0.16)		(1.42)	(1.28)	(0.28)	(0.26)	(0.16)		(0.18)

Net Asset Value, End of Period	$17.44		$16.91	$18.46	$17.27	$14.63	$12.84		$12.13

Total Return(b)	4.12%		(0.87)%	14.52%	20.12%	16.25%	7.32%		31.24%
Net Assets, End of Period (000’s)	$530,210		$606,908	$468,978	$397,407	$399,710	$374,903		$429,467
Ratios to Average Net Assets
Gross Expense	0.91	%(c)	0.89%	0.86%	0.87%	0.88%	0.74	%(c)	0.69%
Net Expenses(d)	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25	%(c)	0.25%
Net Investment Income (Loss)	1.87	%(c)	1.68%	1.52%	1.71%	1.99%	1.70	%(c)	1.72%
Portfolio Turnover Rate	12%		81%	15%	29%	24%	19%		39%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Large-Cap Strategy Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS     25

Wilmington Funds

October 31, 2016 (unaudited)

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios, 1 of which is presented herein (referred to as the “Fund”). The remaining 13 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Class A, Service Class, Select Class, Administrative Class and Institutional Class are not available for the Fund. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Fund’s portfolio securities are determined as follows:

•	for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•	for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (”Trustees“).

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Fund values foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2016, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. Pursuant to the Fund’s fair value procedures noted previously, equity

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

26    NOTES TO FINANCIAL STATEMENTS (continued)

securities (including exchange traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (”MRA“) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2016, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Large-Cap Strategy Fund
Daiwa Capital Markets America	$2,511,157	$2,511,157	$—	$—
HSBC Securities USA, Inc.	2,511,157	2,511,157	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	660,508	660,508	—	—
Nomura Securities International, Inc.	2,511,157	2,511,157	—	—
RBC Dominion Securities, Inc.	2,511,157	2,511,157	—	—
TD Securities (USA) LLC	2,511,157	2,511,157	—	—

	$13,216,293	$13,216,293	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income, if any, are declared and paid quarterly.

Real Estate Investment Trusts – The Fund may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

Federal Taxes – It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for Federal income or excise tax are necessary.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)    27

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended October 31, 2016, the Fund did not incur any interest or penalties.

Warrants and Rights – The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Fund is not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Foreign Currency Translation – The accounting records of the Fund is maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rates.

Lending of Portfolio Securities –The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolio of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts received and create one single net payment due to or from the Fund.

At October 31, 2016, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Large-Cap Strategy Fund	$12,914,472	$12,914,472	$—

(1)	Collateral with a value of $13,216,293 has been received in connection with securities lending transactions.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

3. FEDERAL TAX INFORMATION

As of April 30, 2016, there were no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns filed for the periods ended 2015, 2014 and 2013, as well as the current year, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding fiscal year ends were as follows:

	2016		2015
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
Large-Cap Strategy Fund	$10,084,312	$42,929,924	$6,747,267	$24,762,981

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

28    NOTES TO FINANCIAL STATEMENTS (continued)

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Deferrals
Large-Cap Strategy Fund	$891,438	$—	$—	$131,667,975	$—	$(21,013,941)

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year. Post-October, Post-December and Late Year losses deferred to May 1, 2016 are as follows:

Fund	Ordinary Post-December Losses	Short-Term Post-October/ Late Year Capital Losses	Long-Term Post-October/ Late Year Capital Gains
Large-Cap Strategy Fund	$—	$21,569,511	$(555,570)

4. ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (”WFMC“ or the ”Advisor“) serves as the Investment Advisor to the Fund. Wilmington Trust Investment Advisors, Inc. (”WTIA“) provides sub-advisory services to the Fund. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Fund pays WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of the Fund’s average daily net assets as described below. WFMC, not the Fund, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
Large-Cap Strategy Fund	0.50%

WFMC and the Fund’s shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2017, so that total annual fund operating expenses paid by the Fund (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed 0.25% for the Fund’s Class I Shares. Neither WFMC, nor the Fund’s distributor, will recoup previously waived fees/expenses in subsequent years.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Fund with certain administrative personnel and services necessary to operate the Fund. The fees as described in the table below are accrued and paid daily and are disclosed on the Statement of Operations as “Administrative personnel and services fees.”

	Maximum	Average Aggregate Daily Net
Administrator	Fee	Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

BNYM and WFMC may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary waiver at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2016, WFMC did not waive any administrative personnel and services fees.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Fund and administered by ALPS, the Fund may pay up to 0.25% of the average daily net assets of the Fund’s Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Fund’s shares for whom M&T provides shareholder services. The Fund may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled. For six months ended October 31, 2016, no affiliates of the Advisor received these fees.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)    29

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or the Fund.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Fund, and during their terms of office, receive no compensation from the Fund. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during six months ended October 31, 2016 are as follows:

Fund/Affiliated Security Name	Balance of Shares Held 4/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/16	Value at 10/31/16	Dividend Income	Realized Gain/(Loss)
Large-Cap Strategy Fund:
M&T Bank Corp.	1,610	—	—	1,610	$197,595	$2,254	$—

The Fund may execute trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for six months ended October 31, 2016 were as follows:

Fund	Commissions
Large-Cap Strategy Fund	$47,961

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the Fund (excluding U.S. Government and agency securities, and short-term securities) during the six months ended October 31, 2016 were $65,034,345 and $158,925,329, respectively.

6. LINE OF CREDIT

Effective March 9, 2016, the Trust is participating in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The termination date of this LOC is March 8, 2017.

The Fund did not utilize the LOC for the six months ended October 31, 2016.

7. LEGAL PROCEEDINGS

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business. For example, certain creditors of Tribune Co., which has recently emerged from bankruptcy, have filed actions against former Tribune shareholders, (collectively, the “Lawsuits”) who tendered their shares when Tribune went private in 2007 as part of a leveraged buyout (“LBO”). These creditor plaintiffs seek the return of all proceeds received by the former Tribune shareholders. These cases are consolidated in a Multi-District Litigation (“MDL”) in the U.S. District Court for the Southern District of New York. One of the cases remains pending before the trial court, while the others were dismissed by the trial court on a motion to dismiss. The U.S. Court of Appeals for the Second Circuit affirmed the trial court’s dismissal of the other cases in March 2016. There are thousands of defendants in the MDL, including the Large-Cap Strategy Fund (the “Fund”). The suits all seek the same thing: disgorgement of the amounts received by the former Tribune shareholders as part of the LBO, but by different legal theories. Although management currently believes that the resolution of the claims against the Fund, individually or in the aggregate, will not have a materially adverse impact on the Fund’s financial positions, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters could change in the future.

Litigation counsel to the Fund in the Lawsuits does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the Fund arising from the Lawsuits. Until the Fund can do so, no reduction of its net asset value will be made relating to the Lawsuits. However, even if the plaintiffs in the lawsuits were to obtain the full recovery they seek, the amount would be less than 0.05% of the Fund’s net asset value as of April 30, 2016. The Fund can’t predict what its size might be at the time that the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of the Fund will pay or receive, as the case may be, a price based on net asset value of the Fund, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be taken as expenses by the Fund as incurred and in a manner similar to any other expense incurred by the Fund.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

30    NOTES TO FINANCIAL STATEMENTS (continued)

8. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Fund’s financial statements through this date.

Certain Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. The SEC also will allow open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The effective dates of these rules are generally not impacting the Funds until sometime in 2018. Management is currently evaluating the impacts to the Funds.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

31

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 14-15, 2016 (the “September Meeting”), the Board of Trustees of the Trust unanimously agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings and an executive session of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On July 20, 2016, the Board held a special meeting (the “July Special Meeting”) with personnel of Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and independent counsel to the Independent Trustees (“Counsel”) concerning the Advisory Agreements that were due for renewal between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). The Adviser provided the Board with an initial basis for the approval of each such Advisory Agreement, and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from the Counsel on behalf of the Trustees concerning its investment advisory services, operations, compliance program and other matters.

On August 30, 2016, the Independent Trustees met in executive session with Counsel to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with the Adviser, and to continue the evaluation of the Advisory Agreements with the Sub-Advisers, as appropriate (the “August Executive Session”). The Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Trustees, and developed a request for additional and clarifying information that was responded to by the Adviser, and discussed, at the September Meeting.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•	Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies, and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable.

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to a corresponding Fund;

•	The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers, and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•	For each Sub-Adviser: the nature and quality of services provided; the costs of those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser, and its parent companies as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals, and met with the Independent Trustees in several executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to among other things investment, compliance and operational matters, brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage. The Board took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board unanimously approved the renewal of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•	The nature and extent of the investment advisory services to be provided to each Fund by the Adviser, and each Sub-Adviser as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

32    BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

•	Renewal of the Advisory Agreements was in the best interests of each Fund and its shareholders.

Wilmington Large-Cap Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the peer group average for the one-, three-and five-year periods ended June 30, 2016. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

33

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”

2.)	Click on the link “Sign up for Electronic Delivery”

3.)	Login to your account or create new user ID

4.)	Select E-Delivery Consent from the available options, and

5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

*	If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

34

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•	We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•	We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•	We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•	We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•	We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

35

•	Information or data entered into a website will be retained.

•	Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•	We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

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Investment Advisor	Custodian
Wilmington Funds Management Corp.	The Bank of New York Mellon
1100 North Market Street	One Wall Street
Wilmington, DE 19890	New York, NY 10286

Sub-Advisor	Distributor
Wilmington Trust Investment Advisors	ALPS Distributors, Inc.
111 South Calvert Street 26th Floor	1290 Broadway, Suite 1100
Baltimore, MD 21202	Denver, CO 80203

Co-Administrator	Fund Accountant, Co-Administrator, Transfer Agent
Wilmington Funds Management Corp.	and Dividend Disbursing Agent
1100 North Market Street	BNY Mellon Investment Servicing (U.S.) Inc.
Wilmington, DE 19890	301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

WT-SAR-EQ-1016

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Wilmington Multi-Manager International Fund (“International Fund”)

Wilmington Multi-Manager Alternatives Fund (“Alternatives Fund”)

Wilmington Multi-Manager Real Asset Fund (“Real Asset Fund”)

Wilmington Strategic Allocation Conservative Fund (“Strategic Allocation Conservative Fund”)

Wilmington Strategic Allocation Moderate Fund (“Strategic Allocation Moderate Fund”)

Wilmington Strategic Allocation Aggressive Fund (“Strategic Allocation Aggressive Fund”)

[This Page Intentionally Left Blank]

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s semi-annual fiscal year period of May 1, 2016, through October 31, 2016. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc., the Trust’s investment advisor and subadvisor, respectively, have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year period.

The Economy

The economic recovery entered its eighth year, making it the fourth-longest recovery since 1850, but also the weakest one in the post-World War II period.i The gross domestic product (GDP) grew at a feeble rate of 1.4% in the second calendar quarter, but accelerated in the third quarter, posting a 2.9% jump.ii It’s been a familiar story with this recovery—disappointing growth numbers to begin the year, but a quickening of pace in the second half of the year.

[i]	http://www.marketwatch.com/story/current-us-economic-recovery-may-end-up-as-longest-ever-2016-07-18

ii	http://www.bea.gov/national/Index.htm

During the Trust’s semi-annual fiscal year period, the unemployment rate rose from 4.7% in May to 4.9% in October.iii While the increase in the unemployment rate may appear at odds with a continuing economic expansion, the uptick suggests that a growing number of individuals are re-entering the labor pool as new jobs are added.

iii	http://data.bls.gov/timeseries/LNS14000000

Inflation remains historically low, but has picked up in recent months. In September, it posted its biggest gain in five months, with the Consumer Price Index rising 1.5% for the 12-month period ending September 2016, the biggest year-over-year jump since October 2014.iv Core inflation, which excludes the more volatile food and energy components, reached 1.7% in the third quarter, the highest such reading in two years.v

iv	http://www.reuters.com/article/us-usa-economy-inflation-idUSKCN12I1GP

[v]	http://www.advisorperspectives.com/dshort/updates/2016/10/31/pce-price-index-headline-and-core-rose-again-in-september

Rising oil prices has been one reason that inflation has picked up. West Texas Intermediate (a grade of crude oil used as an oil pricing benchmark) rose from $40.75 per barrel at April-end to $46.83 at the close of October.vi

vi	http://www.eia.gov/dnav/pet/pet_pri_spt_s1_d.htm

The Federal Reserve (the “Fed”) has yet to follow up its December 2015 rate hike, putting off further hikes because of concerns about the resiliency of economic growth and how global markets will react. However, at its most recent Federal Open Market Committee meeting in September, the Fed indicated that a rate hike may come relatively soon.

The Bond Markets

The yield on the 10-year Treasury note ended largely where it began, but there was a great deal of volatility over the six-month period. Yields stood at 1.83% at April-end, but dropped precipitously in reaction to the British exit (“Brexit”) vote in late June, as the decision by British voters to leave the European Union (“EU”) led to a world-wide flight to safety, driving down yields to as low as 1.37%, a level reached in early July. As anxieties eased, rates slowly climbed back to 1.84% by the close of trading in October.vii

vii	http://www.treasury.gov/resource-center/data-chart-center/interest-rates/Pages/TextView.aspx?data=yield

Despite the rollercoaster ride in yields, the Barclays U.S. Aggregate Bond Index1 gained 1.51% for the six-month period ended October 31, 2016.

High-yield bonds have been enjoying a very good year. After a price swoon earlier in the year, high-yield bonds have posted strong returns, with oil prices coming off their extreme lows propelling the Barclays U.S. Corporate High Yield Index2 to a gain of 7.59% for the six-month period ended October 31, 2016.

The municipal bond market was challenged by heavy new issuance volumes, leading to a more subdued return for the Barclays Municipal Bond Index3 of 0.49% for the Trust’s semi-annual fiscal year period.

PRESIDENT’S MESSAGE / October 31, 2016 (unaudited)

ii

The Barclays Global Aggregate ex-USD Bond Index4 slumped by 2.08% during the reporting period, as investors were disappointed by monetary policy announcements from the Bank of England, the European Central Bank, and the Bank of Japan.

For the six-month reporting period May 1, 2016 through October 31, 2016, certain Barclays indices performed as follows5:

Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Bond Index[6]	Barclays U.S. Mortgage-Backed Securities Index[7]	Barclays U.S. Credit Bond Index[8]	Barclays Municipal Bond Index
1.51%	0.80%	1.28%	2.61%	0.49%

The Stock Markets

Stocks began the period on a positive note, buoyed by rising oil prices and waning concerns about an imminent rate hike. The impending vote in Britain on whether to break away from the European Union, however, soon began to weigh on stocks. Markets turned volatile as investors reacted to each new release of polling numbers about whether the “Stay” or “Leave” vote would prevail. With the polls closest to the referendum date indicating that voters might choose to remain in the EU, the shock of a “Leave” victory sent global markets into a nosedive that shaved off $3 trillion in market value.viii U.S. stocks recovered quickly, regaining their losses after two days of trading, but overseas markets took considerably longer to claw back their losses.

viii	http://independent.co.uk/news/business/news/brexit-wipes-record-3tn-off-global-markets-in-two-days-a7107481.html

U.S. equities reached near-historic highs in July, powered by strong economic reports, better-than-expected corporate earnings, and growing conviction that the Fed would not be raising rates in the near term. July’s momentum stalled as markets went quiet in August amid very light trading volumes and low volatility.

The calm ended when September began, with stocks selling off sharply to begin the month. Investor sentiment shifted to worries about a Fed rate increase and mounting concerns that the European Central Bank would be hitting the “pause” button on its monetary-easing efforts.

Stocks remained volatile over the course of the month, moving in reaction to changes in the price of oil, central bank statements, and banking troubles emanating from Europe.

Despite a better-than-expected third-quarter earnings season, October was the third consecutive month to close lower.

For the six-month reporting period May 1, 2016 through October 31, 2016, certain stock market indices performed as follows:

S&P 500 Index[9]	Dow Jones Industrial Average[10]	NASDAQ Composite Index[11]	MSCI All Country World ex-USD (Net) Index[12]
4.06%	3.44%	9.33%	2.01%

In the months ahead, markets will likely be tested. A looming hike in the federal funds rate, a new incoming president, and uncertain global economic growth may drive further market volatility. It is essential, however, that investors maintain a long-term focus.

For our part, the Trust will remain committed to managing your important savings with the same disciplined process that has created value for our shareholders and helped them achieve their important long-term financial goals. We appreciate the confidence and trust you have shown us.

Sincerely,

Christopher D. Randall President November 14, 2016

October 31, 2016 (unaudited) / PRESIDENT’S MESSAGE

iii

For more complete information, please download the Funds’ prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Funds, and you should not expect that the investment advisor will provide financial support to the Funds at any time.

1.	Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.
2.	Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices.
3.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.
4.	Barclays Global Aggregate ex-USD Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. An investment cannot be made directly in an index.
5.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
6.	Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.
7.	Barclays U.S. Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.
8.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.
9.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.
10.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.
11.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
12.	MSCI All Country World ex-USD (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.

PRESIDENT’S MESSAGE / October 31, 2016 (unaudited)

[This Page Intentionally Left Blank]

5

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
Actual
Class A	$1,000.00	$1,014.20	$6.65	1.31%
Class I	$1,000.00	$1,014.80	$5.99	1.18%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,018.60	$6.67	1.31%
Class I	$1,000.00	$1,019.26	$6.01	1.18%
WILMINGTON MULTI-MANAGER ALTERNATIVES FUND[3]
Actual
Class A	$1,000.00	$1,017.30	$13.22	2.60%
Class I	$1,000.00	$1,019.30	$11.96	2.35%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,012.10	$13.19	2.60%
Class I	$1,000.00	$1,013.36	$11.93	2.35%
WILMINGTON MULTI-MANAGER REAL ASSET FUND[4]
Actual
Class A	$1,000.00	$998.50	$5.99	1.19%
Class I	$1,000.00	$1,000.00	$4.74	0.94%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,019.21	$6.06	1.19%
Class I	$1,000.00	$1,020.47	$4.79	0.94%
WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND
Actual
Class A	$1,000.00	$1,012.90	$3.96	0.78%
Class I	$1,000.00	$1,013.20	$2.69	0.53%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,021.27	$3.97	0.78%
Class I	$1,000.00	$1,022.53	$2.70	0.53%

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

6

	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON STRATEGIC ALLOCATION MODERATE FUND
Actual
Class A	$1,000.00	$1,020.20	$3.77	0.74%
Class I	$1,000.00	$1,021.40	$2.50	0.49%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,021.48	$3.77	0.74%
Class I	$1,000.00	$1,022.74	$2.50	0.49%
WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND
Actual
Class A	$1,000.00	$1,022.20	$4.43	0.87%
Class I	$1,000.00	$1,022.70	$3.16	0.62%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.82	$4.43	0.87%
Class I	$1,000.00	$1,022.08	$3.16	0.62%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).
(2)	Expense ratio does not reflect the indirect expenses of the underlying funds it invests in.
(3)	For Multi-Manager Alternatives Fund, the expense ratio includes the impact of dividend expense on securities sold short.
(4)	For Multi-Manager Real Asset Fund, the expense ratio includes the impact of interest expense on reverse repurchase agreements.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager International Fund

At October 31, 2016, the Fund’s sector classifications and country allocations were as follows (unaudited):

Common Stocks	Percentage of Total Net Assets
Financials	14.9%
Materials	12.2%
Consumer Discretionary	10.9%
Industrials	10.7%
Consumer Staples	9.9%
Information Technology	8.1%
Health Care	7.2%
Energy	5.7%
Telecommunication Services	4.5%
Utilities	2.2%
Pharmaceuticals	0.6%
Oil & Gas	0.1%
Retail	0.1%
Entertainment	0.1%
Transportation	0.0%[3]
Diversified Financial Services	0.0%[3]
Real Estate Investment Trusts	1.0%
Preferred Stocks	1.1%
Certificates	0.1%
Investment Companies	6.7%
Rights	0.0%[3]
Cash Equivalents[1]	7.6%
Other Assets and Liabilities – Net[2]	(3.7)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.
(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
(3)	Represents less than 0.05%.

Country Allocation	Percentage of Total Net Assets
Common Stocks
Japan	14.4%
United Kingdom	10.3%
Germany	8.4%
France	7.0%
Switzerland	6.4%
Australia	4.2%
Canada	3.5%
Spain	3.0%
Netherlands	2.7%
China	2.7%
United States	2.6%
Denmark	2.2%
Sweden	2.1%
Hong Kong	1.6%
Colombia	1.0%
Taiwan	1.0%
All other countries less than 1.0%	14.1%
Real Estate Investment Trusts	1.0%
Preferred Stocks	1.1%
Certificates	0.1%
Investment Companies	6.7%
Rights	0.0%[3]
Cash Equivalents[1]	7.6%
Other Assets and Liabilities – Net[2]	(3.7)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—87.2%
AUSTRALIA—4.2%
AGL Energy Ltd.	1,074	$15,670
Amcor Ltd.	1,688	18,876
AMP Ltd.	4,308	14,976
APA Group	2,247	13,606
Aristocrat Leisure Ltd.	25,065	292,487
Arrium Ltd.*,††	532,800	—
Asaleo Care Ltd.	179,000	198,801

Description	Number of Shares	Value
ASX Ltd.	450	$16,133
Aurizon Holdings Ltd.	4,603	17,087
Australia & New Zealand Banking Group Ltd.	20,836	441,421
Bendigo & Adelaide Bank Ltd.	27,500	232,831
BHP Billiton Ltd.	146,685	2,574,223
BHP Billiton PLC	3,077	46,495
BlueScope Steel Ltd.	73,700	437,295
Boart Longyear Ltd.*	48,400	5,155
Brambles Ltd.	2,300	20,173
Caltex Australia Ltd.	88,006	2,057,254

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Challenger Ltd.	38,976	$319,024
Coca-Cola Amatil Ltd.	2,286	16,590
Cochlear Ltd.	3,282	319,467
Commonwealth Bank of Australia	2,610	145,710
Corporate Travel Management Ltd.#	7,700	111,290
CSL Ltd.	751	57,420
Domino’s Pizza Enterprises L	5,200	254,150
Downer EDI Ltd.	40,700	180,499
DUET Group	8,735	15,814
Evolution Mining Ltd.	141,300	242,920
Insurance Australia Group Ltd.	3,542	14,846
LendLease Group	29,247	300,795
Macquarie Group Ltd.	6,864	416,671
McMillan Shakespeare Ltd.	23,900	196,897
Medibank Pvt Ltd.	6,259	12,284
Metcash Ltd.*	42,500	64,336
Mineral Resources Ltd.	24,300	213,871
National Australia Bank Ltd.	14,733	313,807
Newcrest Mining Ltd.	140,501	2,411,190
Oil Search Ltd.	2,795	14,160
Orica Ltd.#	10,615	131,539
Origin Energy Ltd.	3,581	14,574
Primary Health Care Ltd.	40,800	119,180
Programmed Maintenance Services Ltd.	36,190	39,505
Qantas Airways Ltd.	115,600	269,087
QBE Insurance Group Ltd.	1,997	15,176
Ramsay Health Care Ltd.	303	16,909
Retail Food Group Ltd.	43,300	222,992
Rio Tinto Ltd.	500	20,607
Santos Ltd.	4,094	11,118
Sonic Healthcare Ltd.	1,012	15,774
South32 Ltd.	1,341,111	2,621,868
Suncorp Group Ltd.	1,874	17,064
Tatts Group Ltd.	5,213	16,100
Telstra Corp. Ltd.	7,272	27,548
Transurban Group	2,956	23,363
Treasury Wine Estates Ltd.	2,108	17,222
Wesfarmers Ltd.	1,640	51,162
Westpac Banking Corp.	5,504	127,575
Woodside Petroleum Ltd.	1,478	31,897
Woolworths Ltd.	1,851	33,300

TOTAL AUSTRALIA		$15,867,784
AUSTRIA—0.5%
Andritz AG	267	13,966
Erste Group Bank AG	35,185	1,105,047
OMV AG	7,100	221,936

Description	Number of Shares	Value
Raiffeisen Bank International AG#, *	5,800	$95,059
voestalpine AG	9,817	347,332
TOTAL AUSTRIA		$1,783,340
BELGIUM—0.6%
Ageas	382	13,954
Anheuser-Busch InBev SA/NV	15,198	1,744,279
Bekaert SA	3,700	164,580
bpost SA	11,500	305,947
Groupe Bruxelles Lambert SA	169	14,537
Ion Beam Applications	2,000	94,978
KBC Groep NV*	366	22,303
Proximus SADP	445	12,740
Solvay SA	149	17,101
UCB SA	201	13,612

TOTAL BELGIUM		$2,404,031
BRAZIL—0.7%
Ambev SA ADR	74,143	437,399
Banco do Brasil SA	5,200	47,797
Banco Santander Brasil SA ADR#	3,700	30,266
BB Seguridade Participacoes SA	2,800	28,070
BM&FBovespa SA	6,807	39,985
BRF SA	4,256	71,173
CCR SA	20,900	113,798
Centrais Eletricas Brasileiras SA*	6,700	50,019
Cia de Saneamento Basico do Estado de Sao Paulo	5,300	55,956
Cia Energetica de Minas Gerais	2,768	8,464
Cielo SA	30,378	308,824
CPFL Energia SA	7,421	56,308
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,300	21,197
EDP—Energias do Brasil SA	9,100	43,590
Embraer SA	17,800	95,413
Engie Brasil Energia SA	3,500	44,836
Equatorial Energia SA	2,200	39,113
Estacio Participacoes SA	3,800	22,167
Fibria Celulose SA	4,300	34,554
Fleury SA	3,400	45,056
Gafisa SA	28,700	21,849
Hypermarcas SA	2,600	21,773
Klabin SA—Unit	8,000	41,203
Kroton Educacional SA	14,700	73,178
Localiza Rent a Car SA	4,440	55,347
Lojas Renner SA	9,100	76,945
Marfrig Global Foods SA*	14,350	25,490
MRV Engenharia e Participacoes SA	9,900	38,149
Natura Cosmeticos SA	3,600	34,872

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Odontoprev SA	13,200	$49,624
Qualicorp SA	8,500	54,936
Raia Drogasil SA	1,800	40,066
Tim Participacoes SA	36,006	99,265
Totvs SA	5,300	48,152
Ultrapar Participacoes SA	4,300	97,774
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,000	28,186
Weg SA	14,840	82,011

TOTAL BRAZIL		$2,482,805
BULGARIA—0.0%**
Olovno Tzinkov Komplex AD*,††	900	—
Petrol AD*,††	14,543	3,673

TOTAL BULGARIA		$3,673
CANADA—3.5%
Agnico Eagle Mines Ltd.	41,441	2,104,645
Agrium, Inc.	192	17,625
Air Canada*	35,800	337,635
Alimentation Couche-Tard, Inc.	611	30,693
ARC Resources Ltd.#	887	15,058
Bank of Montreal	936	59,567
Bank of Nova Scotia	1,753	94,204
Barrick Gold Corp.	25,906	455,694
BCE, Inc.	437	19,854
Brookfield Asset Management, Inc.	1,730	60,582
Cameco Corp.	1,197	9,219
Canadian Imperial Bank of Commerce	8,179	612,831
Canadian National Railway Co.	1,160	72,923
Canadian Natural Resources Ltd.	1,595	50,622
Canadian Pacific Railway Ltd.	157	22,443
Canadian Tire Corp. Ltd. Class A#	4,938	479,994
Canadian Utilities Ltd.	521	14,888
CCL Industries, Inc. Class B	1,135	201,851
Cenovus Energy, Inc.	1,213	17,499
CGI Group, Inc.*	328	15,580
CI Financial Corp.	676	12,438
Constellation Software, Inc.	39	18,270
Cott Corp.	20,100	263,511
Crescent Point Energy Corp.	888	10,573
Dollarama, Inc.	4,107	306,899
Dorel Industries, Inc. Class B	8,700	220,857
ECN Capital Corp.*	1,386	3,028
Element Financial Corp.	1,386	13,506
Empire Co. Ltd. Class A	16,800	241,986
Enbridge, Inc.	1,336	57,691
Encana Corp.	1,958	18,671

Description	Number of Shares	Value
Fairfax Financial Holdings Ltd.	28	$14,340
Finning International, Inc.	832	15,483
First Quantum Minerals Ltd.	1,758	16,698
FirstService Corp.	2,300	93,197
Fortis, Inc.	473	15,569
Franco-Nevada Corp.	34,450	2,254,802
George Weston Ltd.	173	14,097
Gildan Activewear, Inc.	483	12,405
Goldcorp, Inc.	1,089	16,538
Great-West Lifeco, Inc.	509	12,785
Husky Energy, Inc.*	1,371	14,750
Imperial Oil Ltd.	452	14,659
Industrial Alliance Insurance & Financial Services, Inc.	457	17,697
Intact Financial Corp.	202	13,732
Inter Pipeline Ltd.	700	14,514
Keyera Corp.	464	13,927
Laurentian Bank of Canada#	5,700	210,653
Loblaw Cos. Ltd.	6,523	321,846
Magna International, Inc.	12,790	525,122
Manulife Financial Corp.	2,872	41,604
Maple Leaf Foods, Inc.	11,900	271,039
Martinrea International, Inc.	4,600	26,990
Metro, Inc.#	448	13,848
National Bank of Canada	13,601	485,511
New Flyer Industries, Inc.	4,800	134,198
Onex Corp.	242	15,653
Open Text Corp.	268	16,640
Parex Resources, Inc.*	29,900	343,963
Pembina Pipeline Corp.	498	15,301
Potash Corp. of Saskatchewan, Inc.	1,217	19,789
Power Corp. of Canada	617	13,234
Power Financial Corp.	570	13,471
PrairieSky Royalty, Ltd.#	31	674
Restaurant Brands International,Inc.	346	15,382
Rogers Communications, Inc.	528	21,241
Royal Bank of Canada	2,528	157,941
Saputo, Inc.	477	17,141
Shaw Communications, Inc.#	13,310	263,758
Shopify, Inc. Class A*	5,100	211,395
Silver Wheaton Corp.	714	17,205
Sleep Country Canada Holdings, Inc.Ω	9,000	191,299
SNC-Lavalin Group, Inc.	398	16,172
Sun Life Financial, Inc.	891	29,820
Suncor Energy, Inc.	2,304	69,139
Superior Plus Corp.	29,000	258,153
Teck Resources Ltd.	1,224	26,427

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
TELUS Corp.	473	$15,315
Thomson Reuters Corp.	466	18,365
Torex Gold Resources, Inc.*	11,000	204,615
Toronto-Dominion Bank	2,702	122,600
Tourmaline Oil Corp.*	649	17,008
TransCanada Corp.	1,033	46,763
Transcontinental, Inc. Class A#	12,000	160,501
TransForce, Inc.	18,100	410,634
Valeant Pharmaceuticals International, Inc.*	968	17,277
WestJet Airlines Ltd.	12,000	196,377
Yamana Gold, Inc.	3,021	10,788

TOTAL CANADA		$13,400,882
CHILE—0.4%
AES Gener SA	48,884	16,655
Aguas Andinas SA	57,100	37,648
Antarchile SA	2,964	31,763
Banco de Chile	624,397	74,319
Banco de Credito e Inversiones	1,018	52,323
Banco Santander Chile ADR	2,892	66,082
Banmedica SA	16,849	35,335
Cencosud SA	26,598	86,710
Cia Cervecerias Unidas SA ADR#	2,400	51,600
Colbun SA	108,200	23,572
Empresa Nacional de Electricidad SA ADR	1,210	25,120
Empresa Nacional de Telecomunicaciones SA*	10,774	115,538
Empresas CMPC SA	51,136	110,770
Empresas COPEC SA	21,035	211,368
Endesa Americas SA ADR	1,210	17,388
Enersis Americas SA	259,416	43,939
Enersis Chile SA	136,816	13,698
Itau CorpBanca	1,842,402	16,748
Latam Airlines Group SA*	14,951	143,202
Parque Arauco SA	10,596	26,277
Quinenco SA	20,791	50,926
SACI Falabella	26,326	206,716
Sigdo Koppers SA	19,571	26,965
Sonda SA	48,607	100,455
Vina Concha y Toro SA	21,305	37,181

TOTAL CHILE		$1,622,298
CHINA—2.7%
3sBio, Inc.*,Ω	27,000	26,981
Agricultural Bank of China Ltd.	51,000	21,503
Alibaba Group Holding Ltd. ADR*	20,643	2,099,187
Aluminum Corp. of China Ltd.*	152,000	56,445
Anhui Conch Cement Co. Ltd.#	32,500	90,097

Description	Number of Shares	Value
Baidu, Inc. ADR*	270	$47,752
Bank of China Ltd.	131,000	58,781
Bank of Communications Co. Ltd.	27,800	21,185
Beijing Enterprises Clean Enenergy Group Ltd.*	580,000	16,976
Beijing Enterprises Water Group Ltd.	76,000	55,171
Belle International Holdings Ltd.	44,000	26,665
Brilliance China Automotive Holdings Ltd.#	28,000	33,251
BYD Co. Ltd.#, *	6,000	39,456
CGN Power Co. Ltd.-HΩ	144,000	42,148
China Agri-Industries Holdings Ltd.*	74,000	29,006
China Biologic Products, Inc.*	300	35,433
China CITIC Bank Corp. Ltd.	42,000	27,132
China Communications
Construction Co. Ltd.	25,000	27,529
China Conch Venture Holdings Ltd.	22,000	41,132
China Construction Bank Corp.	164,810	120,703
China COSCO Holdings Co. Ltd.#, *	135,500	46,823
China Eastern Airlines Corp. Ltd.	36,000	16,200
China Gas Holdings Ltd.	38,000	57,915
China Hongqiao Group Ltd.	46,000	41,163
China Huishan Dairy Holdings Co. Ltd.#	93,000	34,535
China Life Insurance Co. Ltd.	17,000	42,218
China Longyuan Power Group Corp. Ltd.	59,000	45,112
China Mengniu Dairy Co. Ltd.#	41,000	77,712
China Merchants Bank Co. Ltd.	8,052	19,643
China Merchants
Holdings International Co. Ltd.	14,000	36,284
China Minsheng Banking Corp. Ltd.	21,000	23,963
China Mobile Ltd.	34,000	389,515
China National Building Material Co. Ltd.	78,000	35,703
China Overseas Land & Investment Ltd.	12,000	37,057
China Pacific Insurance Group Co. Ltd.	7,200	26,041
China Petroleum & Chemical Corp.	207,800	151,384
China Railway Construction Corp. Ltd.#	29,900	37,474
China Railway Group Ltd.	52,000	40,229
China Resources Beer Holdings Co. Ltd.*	18,000	38,295
China Resources Power Holdings Co. Ltd.	39,600	67,297
China Shenhua Energy Co. Ltd.	27,000	56,189
China Southern Airlines Co. Ltd. (The)	31,000	17,428
China Telecom Corp. Ltd.	68,000	35,159
China Unicom Hong Kong Ltd.	46,652	54,679
China Yurun Food Group Ltd.*	106,000	16,948
CNOOC Ltd.	130,000	165,443
COSCO Pacific Ltd.	38,000	37,728
CRRC Corp. Ltd.	39,000	35,402
CSPC Pharmaceutical Group Ltd.	44,000	45,614

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Ctrip.com International Ltd. ADR#, *	2,000	$88,300
Datang International Power
Generation Co. Ltd.	132,000	35,572
Dongfeng Motor Group Co. Ltd.	26,000	27,054
Great Wall Motor Co. Ltd.	30,000	29,282
Guangzhou Automobile Group Co. Ltd.	20,974	25,367
Hengan International Group Co. Ltd.	12,500	99,525
Huaneng Renewables Corp. Ltd.	68,000	22,884
Industrial & Commercial Bank of China Ltd.	126,000	75,871
JD.com, Inc. ADR*	4,700	121,965
Jiangxi Copper Co. Ltd.	32,000	37,795
Kingboard Chemical Holdings Ltd.	120,600	356,876
Kunlun Energy Co. Ltd.	28,000	21,193
Lenovo Group Ltd.#	24,000	15,411
Luye Pharma Group Ltd.#	65,500	44,086
Minth Group Ltd.	28,000	99,645
NetEase, Inc. ADR	130	33,409
New Oriental Education & Technology
Group, Inc. ADR*	1,100	55,143
Nexteer Automotive Group Ltd.	199,000	262,235
Nine Dragons Paper Holdings Ltd.	48,000	39,115
PetroChina Co. Ltd.	162,000	111,543
Phoenix Healthcare Group Co. Ltd.	21,000	33,413
PICC Property & Casualty Co. Ltd.	12,000	19,434
Ping An Insurance Group Co. of China Ltd.	9,500	50,161
Qinqin Foodstuffs Group Cayman Co. Ltd.*	1,800	622
Shandong Weigao Group Medical Polymer Co. Ltd.	64,000	41,756
Shanghai Electric Group Co. Ltd.*	38,000	17,590
Shanghai Pharmaceuticals Holding Co. Ltd.	22,000	56,734
Shenzhou International Group Holdings Ltd.	44,500	295,211
SINA Corp.*	500	36,070
Sinopec Shanghai Petrochemical Co. Ltd.	125,000	63,825
Sinopharm Group Co Ltd.	28,400	138,236
Sohu.com, Inc.#, *	400	14,972
Sunny Optical Technology Group Co. Ltd.	50,000	244,341
Tencent Holdings Ltd.	94,562	2,509,282
Tingyi Cayman Islands Holding Corp.	30,000	32,377
Vipshop Holdings Ltd. ADR#, *	2,200	30,074
Want Want China Holdings Ltd.#	93,000	56,719
Yantai Changyu Pioneer Wine Co. Ltd.	9,100	25,063
Zhaojin Mining Industry Co. Ltd.#	30,000	30,327
Zhuzhou CRRC Times Electric Co. Ltd.	7,000	33,937
Zijin Mining Group Co. Ltd.#	138,000	43,417
ZTE Corp.	13,728	18,905

TOTAL CHINA		$10,040,423
COLOMBIA—1.0%
Almacenes Exito SA	8,866	44,230

Description	Number of Shares	Value
Banco de Bogota SA	2,313	$47,756
Bancolombia SA	3,100	27,322
Bancolombia SA ADR#	37,186	1,423,480
Celsia SA Esp	18,500	24,949
Cementos Argos SA	212,013	839,088
Corp. Financiera Colombiana SA	1,806	22,392
Ecopetrol SA ADR#, *	12,900	112,101
Empresa de Energia de Bogota SA ESP	96,985	61,285
Grupo Argos SA	53,962	349,962
Grupo Aval Acciones y Valore SA ADR#	25,847	211,687
Grupo Aval Acciones y Valores SA	57,900	23,878
Grupo de Inversiones Suramericana SA	44,229	570,444
Grupo Nutresa SA	12,144	101,699
Grupo Odinsa SA*	3,016	9,028
Interconexion Electrica SA ESP	18,148	60,297

TOTAL COLOMBIA		$3,929,598
CZECH REPUBLIC—0.1%
CEZ AS	7,673	144,612
Komercni Banka AS	3,579	131,097
Pegas Nonwovens SA#	1,790	57,438
Philip Morris CR AS	82	40,501
Unipetrol AS	5,774	43,142

TOTAL CZECH REPUBLIC		$416,790
DENMARK—2.2%
AP Moeller—Maersk A/S Class A	11	16,884
AP Moeller—Maersk A/S Class B	12	17,560
Carlsberg A/S	154	13,887
CHR Hansen Holding A/S	240	14,374
Coloplast A/S	199	13,886
Danske Bank A/S	13,829	426,965
Dfds A/S	8,600	415,671
DONG Energy A/S*,Ω	62,318	2,471,272
DSV A/S	356	17,254
Genmab A/S*	1,514	249,809
Novo Nordisk A/S Class B	49,069	1,755,412
Novozymes A/S	312	11,590
Pandora A/S	157	20,437
Rockwool International A/S	600	100,416
Royal Unibrew A/S	3,155	147,604
SimCorp.	2,900	160,284
Vestas Wind Systems A/S	30,621	2,456,169

TOTAL DENMARK		$8,309,474
EGYPT—0.2%
Commercial International Bank Egypt SAE	24,568	143,010
Eastern Tobacco	2,191	51,723
Egyptian Financial Group-Hermes Holding Co.*	34,798	61,406

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
ElSewedy Electric Co.	5,430	$38,340
EZZ Steel*	27,000	21,223
Global Telecom Holding SAE*	272,255	147,472
Juhayna Food Industries	61,900	27,325
Orascom Telecom Media And Technology
Holding SAE*	224,975	14,188
Oriental Weavers	40,500	40,728
Sidi Kerir Petrochemicals Co.	30,650	47,874
Six of October Development & Investment*	8,300	12,254
Talaat Moustafa Group	63,935	40,824

TOTAL EGYPT		$646,367
FINLAND—0.4%
Elisa OYJ	402	13,548
Fortum OYJ	996	16,608
Huhtamaki OYJ	6,600	266,478
Kone OYJ	811	37,329
Konecranes OYJ	8,500	289,725
Neste Oil OYJ	9,600	414,477
Nokia OYJ	8,405	37,534
Sampo OYJ Class A	652	29,896
Stora Enso OYJ Class R	1,719	16,257
UPM-Kymmene OYJ	15,086	351,087
Wartsila OYJ Abp	350	15,138

TOTAL FINLAND		$1,488,077
FRANCE—7.0%
Accor SA	339	12,870
Air Liquide SA	501	50,972
Airbus Group SE	862	51,240
Alstom SA*	620	16,654
Arkema SA	1,887	178,933
Atos SE	4,269	443,419
AXA SA	76,407	1,722,397
BNP Paribas SA	9,043	524,542
Bouygues SA	516	16,826
Bureau Veritas SA	632	11,940
Cap Gemini SA	420	34,801
Carrefour	807	21,168
Cellectis SA#, *	2,000	35,457
Christian Dior SA	86	16,592
Cie de St-Gobain	694	30,813
Cie Generale des Etablissements Michelin	14,745	1,596,465
CNP Assurances	27,500	476,522
Credit Agricole SA	27,437	296,131
Danone SA	31,512	2,182,092
Dassault Systemes SA	192	15,205
Edenred	834	19,322

Description	Number of Shares	Value
Electricite de France SA#	25,902	$290,312
Essilor International SA	14,919	1,677,047
GDF Suez	18,028	259,946
Groupe Eurotunnel SE	1,174	10,994
Hermes International	391	158,426
Iliad SA	68	14,265
Ingenico SA	128	10,131
IPSOS	3,700	120,835
JCDecaux SA	14,524	444,114
Kering	100	22,180
Legrand SA	388	21,931
L’Oreal SA	21,797	3,901,423
LVMH Moet Hennessy Louis Vuitton SA	408	74,147
Nexity SA	4,900	246,062
Orange SA	2,895	45,604
Pernod Ricard SA	14,407	1,713,594
Peugeot SA*	931	13,945
Publicis Groupe SA	276	18,936
Renault SA	281	24,403
Rexel SA	989	13,718
Rubis SCA	2,600	237,124
Safran SA	455	31,282
Sanofi	14,912	1,161,595
Schneider Electric SE	22,622	1,518,315
SCOR SE	6,262	202,719
SEB SA	2,200	323,739
Societe BIC SA	106	14,697
Societe Generale SA	7,158	279,421
Sodexo SA	148	17,189
Sopra Steria Group	1,000	101,718
STMicroelectronics NV#	26,542	253,109
Technip SA	257	17,046
Teleperformance	3,500	369,883
Thales SA	2,674	251,769
Total SA	65,254	3,131,790
Valeo SA	4,101	236,350
Veolia Environnement SA	611	13,334
Vinci SA	699	50,628
Vivendi SA	76,366	1,544,170
Zodiac Aerospace	596	14,505

TOTAL FRANCE		$26,606,757
GERMANY—8.4%
adidas AG	14,750	2,419,068
Allianz SE	12,472	1,944,151
AURELIUS SE & Co KGaA	2,600	154,924
BASF SE	9,539	840,860
Bayer AG	25,105	2,488,315

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Bayerische Motoren Werke AG	6,183	$538,717
Beiersdorf AG	168	14,791
Commerzbank AG	1,604	10,894
Continental AG	161	30,850
Daimler AG	11,203	798,273
Deutsche Bank AG*	16,810	242,752
Deutsche Boerse AG*	28,771	2,237,788
Deutsche Post AG	1,412	43,757
Deutsche Telekom AG	4,698	76,559
Deutsche Wohnen AG	489	15,954
E.ON AG	10,416	76,289
Evonik Industries AG	9,037	282,335
Fresenius Medical Care AG & Co. KGaA ADR	319	25,987
Fresenius SE & Co. KGaA	16,166	1,193,262
GEA Group AG	44,936	1,737,605
Hannover Rueck SE	132	14,715
HeidelbergCement AG	206	19,484
Henkel AG & Co. KGaA	20,568	2,264,637
Hugo Boss AG	241	15,135
Infineon Technologies AG	141,201	2,535,092
K+S AG#	602	12,179
Lanxess AG	286	18,313
Linde AG	9,210	1,519,582
Merck KGaA	189	19,432
Metro AG	7,972	238,823
Muenchener Rueckversicherungs AG	2,244	435,030
Osram Licht AG	281	15,932
ProSiebenSat.1 Media SE	294	12,671
Qiagen NV*	670	16,405
Rheinmetall AG	2,600	180,126
RTL Group	170	13,321
RWE AG*	1,004	15,937
SAP AG	44,822	3,948,096
Siemens AG	21,674	2,461,360
Sixt SE	1,400	84,835
STADA Arzneimittel AG	4,300	215,271
Symrise AG	226	15,508
ThyssenKrupp AG	645	14,933
TUI AG	1,033	13,112
Uniper SE*	1,041	13,856
Volkswagen AG	2,358	352,037
Vonovia SE	60,897	2,144,882

TOTAL GERMANY		$31,783,835
GHANA—0.0%**
Produce Buying Co. Ltd.*	288,000	4,336
GREECE—0.2%
Aegean Airlines SA	3,533	22,766

Description	Number of Shares	Value
Aegean Marine Petroleum Network, Inc.	2,300	$19,780
Alpha Bank AE*	26,876	46,025
Athens Water Supply & Sewage Co. SA (The)	5,272	31,252
Costamare, Inc.	3,200	20,800
Diana Shipping, Inc.*	9,211	23,028
Ellaktor SA*	8,300	11,298
Eurobank Ergasias SA*	19,841	11,674
FF Group*	800	19,162
GasLog Ltd.#	2,500	38,375
GEK Terna Holding Real Estate Construction SA*	7,360	17,048
Hellenic Exchanges—Athens Stock
Exchange SA	3,700	18,278
Hellenic Telecommunications Organization SA	13,021	119,354
Jumbo SA	3,915	55,655
Motor Oil Hellas Corinth Refineries SA	3,379	40,469
Mytilineos Holdings SA*	7,202	41,190
National Bank of Greece SA*	113,916	23,385
OPAP SA	5,892	50,256
Public Power Corp. SA*	23,616	77,255
Titan Cement Co. SA	3,755	87,264
Tsakos Energy Naviagation Ltd.	4,600	20,700

TOTAL GREECE		$795,014
HONG KONG—1.6%
AIA Group Ltd.	20,000	126,232
Alibaba Pictures Group Ltd.*	140,000	27,619
Bank of East Asia Ltd. (The)#	4,200	16,923
BOC Hong Kong Holdings Ltd.	5,000	17,858
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,194
Cheung Kong Property Holdings Ltd.	13,500	100,003
China Medical System Holdings Ltd.	27,000	42,194
China Power International Development Ltd.	55,000	20,069
China Resources Gas Group Ltd.	12,000	37,676
CITIC Ltd.	42,000	60,328
CK Hutchison Holdings Ltd.	3,500	43,301
CLP Holdings Ltd.	3,000	30,520
Dah Sing Financial Holdings Ltd.	49,044	333,261
Galaxy Entertainment Group Ltd.	5,000	20,534
Guangdong Investment Ltd.	46,000	69,514
Hang Lung Properties Ltd.	8,000	17,660
Hang Seng Bank Ltd.	1,200	21,677
Henderson Land Development Co. Ltd.	3,300	19,552
Hong Kong & China Gas Co. Ltd.	12,100	23,715
Hong Kong Exchanges and Clearing Ltd.	102,481	2,714,133
Huabao International Holdings Ltd.*	478,000	179,353
Huaneng Power International, Inc.	80,000	49,203
Jardine Matheson Holdings Ltd.	400	24,364

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Lee & Man Paper Manufacturing Ltd.	400,500	$301,064
MGM China Holdings Ltd.	28,800	47,681
MTR Corp. Ltd.	3,500	19,383
NWS Holdings Ltd.	136,000	240,942
PCCW Ltd.	302,000	179,902
Power Assets Holdings Ltd.	2,500	23,515
Sands China Ltd.	4,000	17,407
Sino Biopharmaceutical Ltd.	70,000	49,010
Sino Land Co. Ltd.	8,000	13,616
Skyworth Digital Holdings Ltd.	486,000	314,577
SmarTone Telecommunications Holdings Ltd.	128,500	194,186
Sun Art Retail Group Ltd.	38,000	26,801
Sun Hung Kai Properties Ltd.	3,000	44,794
Swire Pacific Ltd. Class A	1,000	10,399
Techtronic Industries Co. Ltd.	3,500	13,178
Weibo Corp. ADR#, *	50	2,301
WH Group Ltd.Ω	379,500	307,787
Wharf Holdings Ltd. (The)	3,000	22,552
Wheelock & Co. Ltd.	4,000	24,705

TOTAL HONG KONG		$5,857,683
HUNGARY—0.1%
Magyar Telekom Telecommunications PLC	33,310	55,073
MOL Hungarian Oil & Gas PLC	2,089	134,403
OTP Bank PLC	5,182	145,558
Richter Gedeon Nyrt	6,504	139,794

TOTAL HUNGARY		$474,828
INDIA—0.8%
Ambuja Cement Ltd. GDR—Reg S	7,649	27,705
Apollo Hospitals Enterprise Ltd. GDR	4,157	83,285
Axis Bank Ltd. GDR—Reg S	1,850	66,970
CESC Ltd. GDR	11,528	108,191
Cipla Ltd. GDR—Reg S	14,178	121,945
Cox & Kings Ltd. GDR—Reg S GDR	22,209	74,009
Dr Reddy’s Laboratories Ltd. ADR	2,500	123,225
GAIL India Ltd. GDR—Reg S	3,783	145,645
Grasim Industries Ltd. GDR—Reg S	2,990	43,235
Great Eastern Shipping Co Ltd. (The) GDR—Reg S	3,171	88,407
Hindalco Industries Ltd. GDRΩ	44,300	99,329
ICICI Bank Ltd. ADR	10,300	85,387
Indiabulls Housing Finance Ltd. GDR	2,633	33,413
Infosys Ltd. ADR	10,300	157,178
Jain Irrigation Systems Ltd.	80,831	64,899
Larsen & Toubro Ltd. GDR—Reg S	5,792	127,939
LIC Housing Finance Ltd. GDR—Reg S	2,559	44,642

Description	Number of Shares	Value
Mahindra & Mahindra Ltd. GDR	5,353	$104,651
NCC Ltd. GDR—Reg S	56,791	79,280
Reliance Capital Ltd. GDR—Reg S	6,655	51,789
Reliance Communication Ltd. GDR*,Ω	281,600	196,698
Reliance Communications Ltd GDR#,*	110,681	77,255
Reliance Industries Ltd. GDRΩ	7,958	252,269
Reliance Infrastructure GDR#	3,969	96,630
State Bank of India GDR—Reg S	1,700	64,770
Suzlon Energy Ltd. GDR—Reg S*	97,313	89,752
Tata Global Beverages Ltd. GDR—Reg S	39,539	82,637
Tata Motors Ltd. ADR	2,990	117,836
Tata Steel Ltd. GDR—Reg S#	14,143	84,858
United Spirits Ltd. GDR—Reg S#,*	5,159	87,007
Vedanta Ltd. ADR	11,300	136,278
Videocon d2h Ltd. ADR*	7,300	68,401
Wipro Ltd. ADR	2,200	21,274
WNS Holdings Ltd. ADR*	2,900	79,750

TOTAL INDIA		$3,186,539
INDONESIA—0.5%
Adaro Energy Tbk PT	907,300	110,214
AKR Corporindo Tbk PT	81,500	44,348
Aneka Tambang Persero Tbk PT*	508,900	34,907
Astra International Tbk PT	242,200	152,674
Bank Central Asia Tbk PT	70,900	84,359
Bank Mandiri Persero Tbk PT	55,600	48,897
Bank Negara Indonesia Persero Tbk PT	54,200	23,158
Bank Rakyat Indonesia Persero Tbk PT	54,400	50,864
Charoen Pokphand Indonesia Tbk PT	177,700	50,390
Gudang Garam Tbk PT	6,700	34,866
Hanson International Tbk PT*	1,875,000	20,118
Indo Tambangraya Megah Tbk PT	50,100	55,003
Indocement Tunggal Prakarsa Tbk PT	61,100	77,031
Indofood CBP Sukses Makmur Tbk PT	58,400	42,072
Indofood Sukses Makmur Tbk PT	54,400	35,438
Indosat Tbk PT*	36,100	18,260
Jasa Marga Persero Tbk PT	96,800	33,607
Kalbe Farma Tbk PT	1,256,700	167,586
Matahari Department Store Tbk PT	33,900	46,831
Mitra Keluarga Karyasehat Tbk PT	207,400	44,189
Pembangunan Perumahan Persero Tbk PT	110,300	34,828
Perusahaan Gas Negara Persero Tbk PT	596,100	116,954
Semen Indonesia Persero Tbk PT	126,800	95,722
Sugih Energy Tbk PT*,††	1,327,300	11,597
Surya Citra Media Tbk PT	106,000	21,528
Surya Semesta Internusa Tbk PT	410,000	17,754
Tambang Batubara Bukit Asam Persero Tbk PT	66,300	60,467

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Telekomunikasi Indonesia Persero Tbk PT	606,300	$196,090
Unilever Indonesia Tbk PT	14,800	50,447
United Tractors Tbk PT	30,500	50,549
Waskita Karya Persero Tbk PT	177,800	35,702
Wijaya Karya Persero Tbk PT	90,700	17,865

TOTAL INDONESIA		$1,884,315
IRELAND—0.8%
Accenture PLC, Class A	20,292	2,358,742
Aercap Holdings NV*	519	21,336
CRH PLC	1,349	43,930
DCC PLC	2,400	195,792
Experian PLC	1,363	26,243
James Hardie Industries PLC	1,060	15,828
Kerry Group PLC#	354	25,702
Kingspan Group PLC	11,900	291,311
Origin Enterprises PLC	26,900	166,842
Paddy Power Betfair PLC	117	12,112

TOTAL IRELAND		$3,157,838
ISRAEL—0.9%
Bank Hapoalim BM	2,913	16,811
Bank Leumi Le-Israel BM*	4,069	15,358
Check Point Software Technologies Ltd.*	32,731	2,767,733
Mobileye NV*	368	13,682
Nice Ltd.	250	16,598
Teva Pharmaceutical Industries Ltd. ADR	15,808	663,554

TOTAL ISRAEL		$3,493,736
ITALY—0.4%
Assicurazioni Generali SpA	1,702	21,991
Astaldi SpA#	17,900	72,272
Atlantia SpA	601	14,719
Brembo-SpA	5,700	352,281
Enel SpA	113,642	489,024
Eni SpA	3,705	53,727
Exor SpA	399	16,955
Ferrari NV	333	17,539
Intesa Sanpaolo SpA	19,792	45,843
Leonardo—Finmeccanica SpA*	1,187	14,464
Luxottica Group SpA#	276	13,740
Mediobanca SpA	36,926	270,576
Poste Italiane SpAΩ	2,005	13,349
Prysmian SpA	636	15,828
Snam SpA	3,289	17,338
Telecom Italia SpA#,*	17,470	15,160
Tenaris SA	1,111	15,709

Description	Number of Shares	Value
Terna Rete Elettrica Nazionale SpA	2,659	$13,024
UniCredit SpA	10,468	25,970

TOTAL ITALY		$1,499,509
JAPAN—14.4%
Aeon Co. Ltd.	1,600	22,168
Aisin Seiki Co. Ltd.	300	13,202
Ajinomoto Co., Inc.	800	17,824
Alfresa Holdings Corp.	700	14,832
Alps Electric Co. Y50	700	16,821
ANA Holdings Inc.	5,000	14,075
Aozora Bank Ltd.	5,000	16,544
Asahi Glass Co. Ltd.	3,000	21,026
Asahi Group Holdings Ltd.	600	21,461
Asahi Kasei Corp.	2,000	18,076
Astellas Pharma, Inc.	3,200	47,587
Bandai Namco Holdings, Inc.	600	18,022
Bridgestone Corp.	900	33,599
Brother Industries Ltd.	18,700	344,150
Canon Inc.	1,700	48,907
Casio Computer Co. Ltd.	900	12,581
Central Glass Co. Ltd.	82,000	336,226
Central Japan Railway Co.	200	34,071
Chiba Bank Ltd. (The)	3,000	18,594
Chubu Electric Power Co., Inc.	1,000	14,728
Chugai Pharmaceutical Co. Ltd.	400	13,655
Chugoku Electric Power Co., Inc.	1,200	14,052
Concordia Financial Group Ltd.	3,600	16,725
CyberAgent Inc.	90,628	2,640,112
Dai Nippon Printing Co. Ltd.	2,000	20,101
Dai-ichi Life Insurance Co. Ltd. (The)	1,600	23,511
Daiichi Sankyo Co. Ltd.	104,404	2,514,775
Daikin Industries Ltd.	200	19,224
Daito Trust Construction Co. Ltd.	100	16,759
Daiwa House Industry Co. Ltd.	500	13,760
Daiwa Securities Group, Inc.	2,000	11,971
DCM Holdings Co. Ltd.#	28,600	250,901
Denso Corp.	700	30,471
Dentsu, Inc.	19,965	997,584
Don Quijote Holdings Co. Ltd.	400	15,238
East Japan Railway Co.	300	26,481
Eisai Co.Ltd.	400	25,548
Eizo Corp.	9,500	300,753
Enigmo, Inc.*	5,700	92,672
FamilyMart UNY Holdings Co. Ltd.	300	18,823
FANUC Corp.	7,196	1,350,408
Fast Retailing Co. Ltd.	100	33,813
Fuji Heavy Industries Ltd.	900	35,135

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
FUJIFILM Holdings Corp.	400	$15,162
Fujikura Ltd.	48,000	282,864
Fujitsu Ltd.	4,000	23,767
Geo Holdings Corp.	8,600	109,314
Hamamatsu Photonics KK	500	15,162
Hankyu Hanshin Holdings, Inc.	400	13,274
Heiwa Corp.	19,100	449,862
Heiwado Co. Ltd.	12,700	264,972
Hino Motors Ltd.	15,100	164,866
Hirata Corp.	3,500	265,996
Hirose Electric Co. Ltd.	100	13,235
Hisamitsu Pharmaceutical Co., Inc.	200	10,699
Hitachi Ltd.	48,400	258,084
Honda Motor Co. Ltd.	2,400	71,952
Hoya Corp.	24,500	1,024,435
IHI Corp.*	6,000	15,848
Iida Group Holdings Co. Ltd.	5,300	102,543
Isuzu Motors Ltd.	25,900	320,941
ITOCHU Corp.	33,600	425,647
Japan Exchange Group, Inc.	163,213	2,432,554
Japan Lifeline Co. Ltd.	8,600	446,934
Japan Post Bank Co. Ltd.	1,200	14,166
Japan Post Holdings Co. Ltd.	1,200	15,310
Japan Tobacco, Inc.	31,010	1,181,024
JFE Holdings, Inc.	1,100	15,802
JX Holdings, Inc.	5,700	22,605
Kajima Corp.	38,000	256,909
Kaneka Corp.	45,000	373,319
Kansai Electric Power Co Inc.*	1,500	14,368
Kansai Paint Co. Ltd.#	700	15,085
Kao Corp.	47,865	2,466,962
Kawasaki Heavy Industries Ltd.	4,000	11,710
KDDI Corp.	89,862	2,735,191
Keihan Holdings Co. Ltd.	3,000	20,282
Keikyu Corp.	1,000	10,098
Keio Corp.	1,000	8,296
Kikkoman Corp.	1,000	31,897
Kintetsu Corp.	3,000	12,129
Kirin Holdings Co. Ltd.	1,200	20,683
Koito Manufacturing Co. Ltd.	7,200	376,238
Komatsu Ltd.	1,400	31,279
Konica Minolta, Inc.	1,900	17,049
Kubota Corp.	1,600	25,853
Kuraray Co. Ltd.	1,300	19,760
KYB Corp.	76,000	348,584
Kyocera Corp.	500	24,364
Kyowa Exeo Corp.	16,100	242,567
Kyudenko Corp.	10,900	351,831

Description	Number of Shares	Value
Lawson, Inc.	200	$15,219
Lintec Corp.	12,600	275,141
Lion Corp.	9,000	147,526
LIXIL Group Corp.	800	18,408
M3, Inc.	500	15,257
Mabuchi Motor Co. Ltd.	3,700	215,572
Makita Corp.	200	13,865
Marubeni Corp.	61,500	324,125
Mazda Motor Corp.	900	14,826
Megmilk Snow Brand Co. Ltd.	10,200	355,497
MEIJI Holdings Co. Ltd.	100	9,993
Miraca Holdings, Inc.	2,800	135,635
MISUMI Group, Inc.	12,900	235,809
Mitsubishi Chemical Holdings Corp.	3,500	23,062
Mitsubishi Corp.	2,300	50,246
Mitsubishi Electric Corp.	3,000	40,693
Mitsubishi Estate Co. Ltd.	2,000	39,697
Mitsubishi Gas Chemical Co., Inc.	35,000	540,002
Mitsubishi Heavy Industries Ltd.	5,000	21,427
Mitsubishi Tanabe Pharma Corp.	900	17,559
Mitsubishi UFJ Financial Group, Inc.	112,000	581,627
Mitsui & Co. Ltd.	2,500	34,757
Mitsui Chemicals, Inc.	89,000	439,611
Mitsui Fudosan Co. Ltd.	1,000	22,795
Mizuho Financial Group, Inc.	274,400	463,396
Morinaga & Co. Ltd.	9,600	447,182
MS&AD Insurance Group Holdings, Inc.	800	23,816
Murata Manufacturing Co. Ltd.	300	41,966
Nagoya Railroad Co. Ltd.	3,000	15,848
NEC Corp.	6,000	16,077
Nichirei Corp.	11,500	252,107
Nidec Corp.	200	19,395
Nikon Corp.	1,100	16,646
Nintendo Co. Ltd.	200	48,517
Nippon Express Co. Ltd.#	4,000	19,796
Nippon Steel & Sumitomo Metal Corp.	122,028	2,418,568
Nippon Telegraph & Telephone Corp.	78,480	3,487,336
Nippon Yusen KK	8,000	16,401
Nissan Motor Co. Ltd.	57,500	585,857
Nissin Electric Co. Ltd.	13,100	174,883
Nitori Holdings Co. Ltd.	200	23,973
Nitto Denko Corp.	300	20,957
Nomura Holdings, Inc.	5,500	27,613
NTT DOCOMO, Inc.	106,785	2,688,717
Obayashi Corp.	1,400	13,523
Odakyu Electric Railway Co. Ltd.	1,000	20,454
Olympus Corp.	400	14,303
Omron Corp.	400	15,371

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Ono Pharmaceutical Co. Ltd.	500	$12,716
Oriental Land Co. Ltd.	300	17,556
ORIX Corp.	2,000	31,763
Osaka Gas Co. Ltd.	4,000	16,657
Otsuka Holdings Co. Ltd.	600	26,301
Paltac Corp.	14,200	349,076
Panasonic Corp.	3,300	34,520
Paramount Bed Holdings Co. Ltd.	5,600	213,598
Prima Meat Packers Ltd.	73,000	265,910
Rakuten Inc.	2,300	26,592
Recruit Holdings Co. Ltd.	60,987	2,454,135
Resona Holdings, Inc.	97,400	432,806
Ricoh Co. Ltd.	1,700	13,876
Rohm Co. Ltd.	400	21,093
Ryohin Keikaku Co. Ltd.	100	21,398
Sankyu Inc.	34,000	200,687
Santen Pharmaceutical Co. Ltd.	1,000	14,628
Sawai Pharmaceutical Co. Ltd.	3,500	226,614
Secom Co. Ltd.	200	14,462
Seiko Epson Corp.	900	18,306
Sekisui Chemical Co. Ltd.	1,200	18,938
Sekisui House Ltd.	148,087	2,452,113
Seven & I Holdings Co. Ltd.	1,100	45,974
Shimano Inc.	100	17,126
Shin-Etsu Chemical Co. Ltd.	600	45,605
Shinko Electric Industries Co. Ltd.	32,700	211,099
Shionogi & Co. Ltd.	400	19,750
Shiseido Co. Ltd.	500	12,911
Shizuoka Bank Ltd. (The)	3,000	25,374
SKY Perfect JSAT Holdings, Inc.	37,500	186,302
SMC Corp.	3,887	1,130,110
SoftBank Group Corp	1,500	94,431
Somo Japan Nippon	600	19,476
Sompo Japan Nipponkoa Holdings, Inc.	1,000	18,385
Sony Corp.	1,900	60,893
Stanley Electric Co. Ltd.	700	19,311
Stella Chemifa Corp.	2,500	88,085
Sumitomo Chemical Co. Ltd.	3,000	14,246
Sumitomo Corp.	25,100	289,487
Sumitomo Electric Industries Ltd.	1,100	16,305
Sumitomo Metal Mining Co. Ltd.	2,000	25,927
Sumitomo Mitsui Financial Group, Inc.	15,500	539,921
Sumitomo Mitsui Trust Holdings, Inc.	800	27,081
Sumitomo Osaka Cement Co. Ltd.	53,500	221,918
Sumitomo Realty & Development Co. Ltd.	1,000	26,347
Suntory Beverage & Food Ltd.	300	13,145
Suruga Bank Ltd.	700	17,121
Suzuki Motor Corp.	500	17,784

Description	Number of Shares	Value
Sysmex Corp.	200	$13,903
T&D Holdings, Inc.	1,700	20,604
Taisei Corp.	2,000	15,028
Takeda Pharmaceutical Co. Ltd.	1,100	49,299
Takeuchi Manufacturing Co. Ltd.	14,900	289,560
TDK Corp.	200	13,846
Terumo Corp.	400	15,505
T-Gaia Corp.	14,600	224,979
Tobu Railway Co. Ltd.	3,000	14,761
Toho Holdings Co. Ltd.	8,500	178,721
Tokio Marine Holdings, Inc.	44,205	1,748,894
Tokuyama Corp.*	35,000	150,186
Tokyo Electric Power Co. Inc.*	3,600	14,006
Tokyo Electron Ltd.	200	18,095
Tokyo Gas Co. Ltd.	3,000	13,623
Tokyo Ohka Kogyo Co. Ltd.	1,100	39,125
Tokyu Corp.	2,000	15,009
Toray Industries, Inc.	2,000	18,667
Toshiba Corp.*	6,000	21,798
TOTO Ltd.	400	16,020
Toyo Suisan Kaisha Ltd.	300	12,172
Toyo Tire & Rubber Co. Ltd.	11,100	171,364
Toyoda Gosei Co. Ltd.	18,900	432,716
Toyota Boshoku Corp.	2,200	55,425
Toyota Industries Corp.	400	18,366
Toyota Motor Corp.	4,100	237,665
Toyota Tsusho Corp.	700	16,574
Trend Micro, Inc./Japan	500	17,641
Tsuruha Holdings, Inc.	100	11,557
Unicharm Corp.	700	16,677
USS Co. Ltd.	900	15,259
V Technology Co. Ltd.	1,900	227,014
West Japan Railway Co.	200	12,343
Yahoo Japan Corp.	4,300	16,524
Yakult Honsha Co. Ltd.	300	14,017
Yakuodo Co. Ltd.	2,200	143,282
Yamaha Corp.	500	17,903
Yamaha Motor Co. Ltd.#	13,900	309,493
Yamato Holdings Co. Ltd.	700	15,986
Yaskawa Electric Corp.	1,200	19,189
Yokohama Rubber Co. Ltd. (The)	20,050	348,729

TOTAL JAPAN		$54,528,873
KUWAIT—0.0%**
National Gulf Holdings	5,304	—
LITHUANIA—0.0%**
Invalda Privatus Kapitalas AB*,††	7,855	—

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
LUXEMBOURG—0.1%
Eurofins Scientific SE	365	$165,842
MALAYSIA—0.4%
Astro Malaysia Holdings Bhd	55,800	37,909
Axiata Group Bhd	38,500	45,154
British American Tobacco Malaysia Bhd	1,800	21,248
Bumi Armada Bhd	102,000	17,142
Cahya Mata Sarawak Bhd	30,500	27,919
CIMB Group Holdings Bhd	15,000	17,986
Dialog Group Bhd	33,220	12,274
DiGi.Com Bhd	36,900	44,245
Gamuda Bhd	22,400	26,218
Genting Bhd	37,508	70,098
Genting Malaysia Bhd	44,400	50,380
Genting Plantations Bhd	9,600	25,173
Hartalega Holdings Bhd	25,200	29,435
Hong Leong Bank Bhd	6,400	20,321
IHH Healthcare Bhd	64,300	98,098
IJM Corp. Bhd	33,720	26,526
Inari Amertron Bhd	39,600	31,623
IOI Corp. Bhd	44,780	48,036
IOI Properties Group Bhd	58,000	33,874
KLCCP Stapled Group	16,100	30,703
Kuala Lumpur Kepong Bhd	5,700	32,556
Lafarge Malayan Cement Bhd	20,400	39,390
Mah Sing Group Bhd	78,700	28,703
Malayan Banking Bhd	23,290	43,860
Maxis Bhd	20,800	29,551
MISC Bhd	13,500	24,200
My EG Services Bhd	68,900	40,075
Petronas Chemicals Group Bhd	59,200	98,784
Petronas Dagangan Bhd	14,300	79,630
Petronas Gas Bhd	6,300	33,039
PPB Group Bhd	8,100	31,126
Public Bank Bhd	9,500	44,975
RHB Capital Bhd	41,475	27,028
SapuraKencana Petroleum Bhd*	149,517	57,740
Silverlake Axis Ltd.	75,500	34,731
Sime Darby Bhd	25,346	49,484
Telekom Malaysia Bhd	22,900	35,701
Tenaga Nasional Bhd	29,225	99,901
Top Glove Corp. Bhd	22,600	26,667
UMW Holdings Bhd	7,100	10,087
Unisem Bhd	51,700	31,427
WCT Holdings Bhd	42,020	17,028
YTL Corp. Bhd	57,476	21,785

TOTAL MALAYSIA		$1,651,830

Description	Number of Shares	Value
MALTA—0.1%
Unibet Group PLC SDR	22,800	$201,188
MEXICO—0.8%
Alfa SAB de CV	80,000	121,390
Alsea SAB de CV#	11,200	41,787
America Movil SAB de CV	723,324	479,129
Arca Continental SAB de CV	3,200	19,886
Cemex SAB de CV*	264,155	228,503
Coca-Cola Femsa SAB de CV	6,100	45,802
Compartamos SAB de CV	38,500	75,937
Controladora Vuela Cia de Aviacion SAB de CV*	16,400	31,341
El Puerto de Liverpool SAB de CV	5,845	61,468
Fomento Economico Mexicano SAB de CV	20,300	194,644
Genomma Lab Internacional SAB de CV*	48,000	57,597
Gruma SAB de CV	1,800	25,022
Grupo Aeroportuario del Centro Norte SABde CV#	5,400	31,513
Grupo Aeroportuario del Pacifico SAB de CV	6,800	65,694
Grupo Aeroportuario del Sureste SAB de CV	4,105	65,351
Grupo Bimbo SAB de CV	15,900	42,869
Grupo Carso SAB de CV	10,200	44,575
Grupo Elektra SA de CV	1,460	20,203
Grupo Financiero Banorte SAB de CV	35,800	211,190
Grupo Financiero Inbursa SAB de CV	40,800	66,485
Grupo Financiero Santander Mexico SAB de CV	28,300	51,252
Grupo Mexico SAB de CV	80,821	198,407
Grupo Televisa SAB	51,000	250,561
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	16,695	22,656
Industrias CH SAB de CV*,††	7,500	35,435
Industrias Penoles SAB de CV	3,930	95,074
Infraestructura Energetica Nova SAB de CV	10,500	46,386
Kimberly-Clark de Mexico SAB de CV Class A	10,300	22,196
Megacable Holdings SAB de CV	7,100	25,987
Mexichem SAB de CV	20,605	49,242
Nemak SAB de CVΩ	61,300	63,826
OHL Mexico SAB de CV*	23,300	27,342
Organizacion Soriana SAB de CV*	10,800	29,353
Promotora y Operadora de Infraestructura
SAB de CV	5,160	57,562
Telesites SAB de CV*	48,561	28,005
TV Azteca SAB de CV	95,000	18,094
Wal-Mart de Mexico SAB de CV	49,500	104,704

TOTAL MEXICO		$3,056,468
NETHERLANDS—2.7%
ABN AMRO Group NVΩ	853	19,688

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Aegon NV	38,000	$163,855
Akzo Nobel NV	371	23,980
Altice NV#,*	988	18,221
ArcelorMittal*	2,655	17,889
ASML Holding NV	12,968	1,373,744
BE Semiconductor Industries NV	5,800	188,876
Gemalto NV	230	12,507
Heineken Holding NV	181	13,930
Heineken NV	20,318	1,673,929
ING Groep NV	28,417	374,183
Koninklijke Ahold Delhaize NV	148,264	3,384,543
Koninklijke DSM NV	36,907	2,373,360
Koninklijke KPN NV	4,666	15,218
Koninklijke Philips NV	7,688	231,749
NXP Semiconductors NV*	371	37,100
PostNL NV*	37,000	174,328
Randstad Holding NV	280	14,420
RELX NV	1,450	24,473
Steinhoff International Holdings NV#	15,631	83,698
Unilever NV	2,823	118,318
Wolters Kluwer NV	440	17,029

TOTAL NETHERLANDS		$10,355,038
NEW ZEALAND—0.1%
Fletcher Building Ltd.	42,472	314,953
Spark New Zealand Ltd.	5,782	15,133

TOTAL NEW ZEALAND		$330,086
NIGERIA—0.0%**
Ecobank Transnational, Inc.	327,197	11,116
NORWAY—0.9%
DNB ASA	2,383	34,466
Norsk Hydro ASA	557,438	2,492,915
Orkla ASA	1,718	16,229
Petroleum Geo-Services ASA#,*	17,000	45,739
Salmar ASA	7,500	243,454
Statoil ASA	12,379	202,862
Telenor ASA#	1,077	17,141
TGS Nopec Geophysical Co. ASA	2,500	50,682
Yara International ASA	8,200	289,796

TOTAL NORWAY		$3,393,284
PERU—0.2%
Alicorp SA	42,333	98,171
Cia de Minas Buenaventura SA ADR*	7,400	98,346
Credicorp Ltd.	1,610	239,375
Engie Energia Peru SA	10,600	30,002
Ferreycorp SAA	104,458	51,864

Description	Number of Shares	Value
Grana y Montero SA	15,912	$26,729
InRetail Peru Corp.*,Ω	2,688	48,384
Intercorp Financial Services, Inc.	1,742	54,350
Luz del Sur SAA	6,400	22,320
Sociedad Minera Cerro Verde SAA*	1,400	25,340
Southern Copper Corp.#	4,659	132,269

TOTAL PERU		$827,150
PHILIPPINES—0.4%
Aboitiz Equity Ventures, Inc.	34,880	56,185
Aboitiz Power Corp.	66,400	63,010
Alliance Global Group, Inc.	57,000	16,786
Ayala Corp.	4,030	69,494
Ayala Land, Inc.	113,500	84,968
Bank of the Philippine Islands	23,143	48,320
BDO Unibank, Inc.	20,042	46,688
Bloomberry Resorts Corp.*	158,600	19,390
CEMEX Holdings Philippines, Inc.*,Ω	130,500	30,777
D&L Industries, Inc.	176,900	40,113
DMCI Holdings, Inc.	92,400	23,853
Energy Development Corp.	394,100	48,019
First Gen Corp.	40,500	19,195
Globe Telecom, Inc.	1,345	49,442
GT Capital Holdings, Inc.	780	21,118
JG Summit Holdings, Inc.	33,750	52,971
Jollibee Foods Corp.	22,200	109,115
LT Group, Inc.	54,700	16,312
Manila Electric Co.	11,780	67,144
Megaworld Corp.	397,000	32,959
Melco Crown Philippines Resorts Corp.*	374,000	33,212
Metro Pacific Investments Corp.	190,000	28,251
Metropolitan Bank & Trust Co.	21,634	36,323
Petron Corp.	137,700	29,518
Philex Mining Corp.	106,450	17,983
PLDT Inc.	4,410	139,342
Puregold Price Club, Inc.	49,000	41,236
Robinsons Retail Holdings, Inc.	20,320	32,438
Security Bank Corp.	5,990	27,264
Semirara Mining & Power Corp.	9,100	23,660
SM Investments Corp.	6,798	94,342
SM Prime Holdings, Inc.	205,500	114,161
Universal Robina Corp.	31,980	120,199

TOTAL PHILIPPINES		$1,653,788
POLAND—0.5%
Alior Bank SA*	3,321	39,912
AmRest Holdings SE*	787	49,959
Asseco Poland SA	3,456	46,115

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Bank Millennium SA*	26,007	$38,249
Bank Pekao SA	2,422	74,730
Bank Zachodni WBK SA	617	49,854
BRE Bank SA*	390	35,170
Budimex SA	1,220	63,204
CCC SA	978	49,632
CD Projekt SA*	5,916	60,136
Ciech SA	1,724	28,124
Cyfrowy Polsat SA*	10,890	67,229
Enea SA*	9,318	23,846
Energa SA	7,095	14,540
Eurocash SA	6,423	65,094
Grupa Azoty SA	1,421	22,637
Grupa Kety SA	385	38,331
Grupa Lotos SA*	2,600	22,539
ING Bank Slaski SA	630	23,124
Inter Cars SA	463	31,864
KGHM Polska Miedz SA	6,349	115,029
Kruk SA	437	25,341
LPP SA	35	52,457
Netia SA	12,067	14,302
Orange Polska SA#	35,032	50,004
PGE SA	42,784	111,997
Polski Koncern Naftowy Orlen SA	7,469	148,114
Polskie Gornictwo Naftowe i Gazownictwo SA	33,469	42,825
Powszechna Kasa Oszczednosci Bank Polski SA	16,942	118,668
Powszechny Zaklad Ubezpieczen SA	12,907	89,616
Synthos SA*	18,649	22,531
Tauron Polska Energia SA*	54,841	37,043

TOTAL POLAND		$1,672,216
PORTUGAL—0.0%**
Banco Espirito Santo SA*,††	15,937	—
EDP—Energias de Portugal SA	4,220	13,949
Galp Energia Sgps SA	1,091	14,791

TOTAL PORTUGAL		$28,740
QATAR—0.2%
Aamal Co.*	11,600	43,322
Al Meera Consumer Goods Co. QSC	304	15,569
Barwa Real Estate Co.	1,849	16,223
Commercial Bank QSC (The)	2,530	24,803
Doha Bank QSC	2,800	27,988
Gulf International Services QSC	1,269	10,663
Industries Qatar QSC	2,586	72,434
Masraf Al Rayan QSC	6,396	60,771
Ooredoo QSC	3,634	96,799

Description	Number of Shares	Value
Qatar Electricity & Water Co. QSC	983	$56,687
Qatar Gas Transport Co. Nakilat	5,973	37,086
Qatar Insurance Co. SAQ	2,450	58,936
Qatar Islamic Bank SAQ	675	18,981
Qatar National Bank SAQ	3,400	149,387
Qatar National Cement Co. QSC	858	19,438
Qatar Navigation QSC	783	20,212
Qatari Investors Group QSC	2,133	33,973
Vodafone Qatar QSC*	11,500	33,191

TOTAL QATAR		$796,463
RUSSIA—0.8%
Gazprom OAO ADR	73,326	317,502
Globaltrans Investment PLC GDR—Reg S	5,480	26,578
Lenta Ltd.—Reg S*	11,532	83,722
LSR Group PJSC GDR—Reg S	17,440	49,355
Lukoil PJSC ADR	5,892	286,410
Magnit OJSC GDR—Reg S	6,305	250,245
Mail.Ru Group Ltd. GDR—Reg S*	4,204	68,819
MegaFon OAO GDR—Reg S	4,963	47,297
MMC Norilsk Nickel PJSC ADR	12,443	187,750
Mobile TeleSystems PJSC ADR	15,900	122,589
NLMK PJSC GDR—Reg S	7,200	116,640
Novatek OAO GDR—Reg S	862	92,148
PhosAgro OAO GDR—Reg S	2,564	31,794
Polymetal International PLC	5,926	64,628
QIWI PLC ADR	1,600	20,592
Ros Agro PLC GDR—Reg S	1,891	24,678
Rosneft OAO GDR—Reg S	13,425	73,166
Rostelecom OJSC ADR	6,038	44,500
RusHydro PJSC ADR	128,060	160,075
Sberbank of Russia PJSC ADR	40,817	387,761
Severstal OAO GDR—Reg S	4,127	58,191
Sistema JSFC GDR—Reg S	6,997	52,268
Surgutneftegas OAO ADR	12,180	52,350
Tatneft PAO ADR	3,479	116,442
VimpelCom Ltd. ADR#	8,900	29,726
VTB Bank PJSC GDR—Reg S	29,850	62,506
X5 Retail Group NV GDR—Reg S*	4,223	126,014
Yandex NV*	7,700	151,613

TOTAL RUSSIA		$3,105,359
SINGAPORE—0.3%
CapitaLand Ltd.	6,500	14,437
ComfortDelGro Corp. Ltd.	6,900	12,597
DBS Group Holdings Ltd.	50,600	545,552
Keppel Corp. Ltd.	3,800	14,422
Oversea-Chinese Banking Corp. Ltd.	4,500	27,429

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	21

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Singapore Airlines Ltd.	1,900	$13,834
Singapore Exchange Ltd.	2,700	13,760
Singapore Press Holdings Ltd.	4,900	13,102
Singapore Technologies Engineering Ltd.	6,300	14,174
Singapore Telecommunications Ltd.	13,000	36,255
United Overseas Bank Ltd.	1,500	20,248
UOL Group Ltd.	3,200	13,042
Wilmar International Ltd.	140,800	334,985

TOTAL SINGAPORE		$1,073,837
SOUTH AFRICA—0.9%
African Bank Investments Ltd.#, *,††	36,266	—
Anglo American Platinum Ltd.*	800	18,848
AngloGold Ashanti Ltd.*	7,633	102,264
Aspen Pharmacare Holdings Ltd.	6,908	150,484
AVI Ltd.	5,800	40,761
Barclays Africa Group Ltd.	1,569	18,194
Barloworld Ltd.	7,124	46,145
Bid Corp. Ltd.	10,048	177,170
Bidvest Group Ltd. (The)	10,048	124,753
Clicks Group Ltd.	7,500	69,806
DataTec Ltd.	10,012	33,332
Discovery Ltd.	4,505	38,499
EOH Holdings Ltd.	5,343	63,361
Exxaro Resources Ltd.#	4,427	32,569
FirstRand Ltd.#	17,628	63,171
Gold Fields Ltd.	15,890	64,591
Grindrod Ltd.	43,600	35,924
Impala Platinum Holdings Ltd.*	7,674	30,847
Life Healthcare Group Holdings Ltd.	23,300	62,208
Mediclinic International PLC	8,530	94,164
MMI Holdings Ltd.	11,271	18,900
Mondi Ltd.	2,200	42,992
Mr Price Group Ltd.	1,281	14,604
MTN Group Ltd.	30,686	264,832
Murray & Roberts Holdings Ltd.	26,380	18,058
Naspers Ltd.	1,802	302,018
Nedbank Group Ltd.	1,119	18,299
Netcare Ltd.	40,220	103,296
Pick n Pay Stores Ltd.#	8,300	40,621
Pioneer Foods Group Ltd.	3,324	40,126
PPC Ltd.	10,921	4,455
Rand Merchant Investment Holdings Ltd.	6,261	18,750
Remgro Ltd.	2,852	47,379
Reunert Ltd.	9,650	44,157
RMB Holdings Ltd.	8,315	36,704
Sanlam Ltd.	10,703	51,881
Sappi Ltd.*	9,041	50,288

Description	Number of Shares	Value
Sasol Ltd.	12,291	$341,299
Shoprite Holdings Ltd.	8,484	125,211
Sibanye Gold Ltd.	14,690	40,038
SPAR Group Ltd. (The)#	3,100	43,912
Standard Bank Group Ltd.	8,478	89,950
Telkom SA Ltd.	6,324	29,177
Tiger Brands Ltd.	3,964	112,884
Vodacom Group Ltd.	10,119	109,154
Wilson Bayly Holmes-Ovcon Ltd.	2,700	30,437
Woolworths Holdings Ltd.	6,304	36,518

TOTAL SOUTH AFRICA		$3,343,031
SOUTH KOREA—0.8%
AMOREPACIFIC Group	590	113,929
Celltrion, Inc.*	1,071	99,402
CJ CheilJedang Corp.	89	27,184
CJ Corp.	160	24,400
Coway Co. Ltd.	460	36,020
Daewoo Engineering & Construction Co. Ltd.*	4,364	24,142
E-Mart Co. Ltd.	260	36,924
Green Cross Corp.	148	18,043
Green Cross Holdings Corp.	622	12,068
GS Holdings	1,023	45,685
Hana Financial Group, Inc.	1,827	52,371
Hanmi Pharm Co. Ltd.	98	31,004
Hanmi Science Co. Ltd.	443	29,462
Hanwha Chemical Corp.	1,558	36,831
Hyosung Corp.	300	35,132
Hyundai Department Store Co. Ltd.	230	23,618
Hyundai Development Co.-Engineering & Construction	861	36,494
Hyundai Engineering & Construction Co. Ltd.	900	32,602
Hyundai Glovis Co. Ltd.	170	25,777
Hyundai Heavy Industries Co. Ltd.*	297	37,766
Hyundai Mobis Co. Ltd.	304	72,795
Hyundai Motor Co.	771	94,333
Hyundai Steel Co.	690	29,789
Industrial Bank of Korea	3,500	40,376
Kangwon Land, Inc.	1,000	33,166
KB Financial Group, Inc.	1,581	58,446
Kia Motors Corp.	1,555	55,310
Komipharm International Co. Ltd.*	914	30,953
Korea Aerospace Industries Ltd.	510	28,882
Korea Electric Power Corp.	4,379	188,478
Korea Gas Corp.	818	33,135
Korea Zinc Co. Ltd.	90	35,788
KT Corp.	1,531	43,217

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
KT&G Corp.	678	$66,956
LG Chem Ltd.	314	67,643
LG Corp.	791	42,376
LG Electronics, Inc.	470	19,634
LG Household & Health Care Ltd.	50	35,831
LG Uplus Corp.	5,200	53,625
Lotte Chemical Corp.	141	35,550
Medy-Tox, Inc.	62	22,042
NAVER Corp.	70	52,427
NH Investment & Securities Co. Ltd.	2,868	25,315
Orion Corp.	44	27,494
POSCO	563	116,610
Samsung C&T Corp.	505	71,276
Samsung Card Co. Ltd.	1,000	42,124
Samsung Electronics Co. Ltd. GDR	216	309,394
Samsung Fire & Marine Insurance Co. Ltd.	188	47,893
Samsung Life Insurance Co. Ltd.	431	41,622
Samsung SDI Co. Ltd.	230	18,955
Samsung SDS Co. Ltd.	226	30,515
Shinhan Financial Group Co. Ltd.	2,392	91,666
SK Holdings Co. Ltd.	235	45,901
SK Hynix, Inc.	669	23,971
SK Innovation Co. Ltd.	1,105	146,303
SK Telecom Co. Ltd.	674	131,649
S-Oil Corp.	640	43,906
ViroMed Co. Ltd.*	202	16,171
Yuhan Corp.	111	20,371

TOTAL SOUTH KOREA		$3,170,742
SPAIN—3.0%
Abertis Infraestructuras SA#	890	13,214
ACS Actividades de Construccion y Servicios SA	453	13,889
Aena SAΩ	105	15,417
Amadeus IT Holding SA	50,098	2,364,799
Banco Bilbao Vizcaya Argentaria SA	235,009	1,697,007
Banco Popular Espanol SA#	10,303	11,299
Banco Santander SA	57,130	280,774
CaixaBank SA	4,982	15,078
Cemex Latam Holdings SA*	4,828	17,952
Distribuidora Internacional de Alimentacion SA	50,412	269,893
Enagas SA	492	14,124
Endesa SA	715	15,200
Ferrovial SA	696	13,543
Gamesa Corp. Tecnologica SA	122,777	2,840,469
Gas Natural SDG SA	17,121	337,834
Grifols SA	105,969	2,095,068
Iberdrola SA	55,803	380,351

Description	Number of Shares	Value
Industria de Diseno Textil SA	1,589	$55,548
Mapfre SA	146,300	434,748
Red Electrica Corp. SA	672	14,020
Repsol SA	18,400	257,837
Telefonica SA	6,566	66,745

TOTAL SPAIN		$11,224,809
SWEDEN—2.1%
Assa Abloy AB	1,460	26,558
Atlas Copco AB Class A	65,780	1,929,961
Atlas Copco AB Class B	625	16,344
Boliden AB	90,598	2,099,407
Electrolux AB-Ser B	516	12,220
Evolution Gaming Group AB#,Ω	2,000	57,683
Getinge AB	787	12,896
Granges AB	23,400	227,338
Hennes & Mauritz AB	778	21,887
Hexagon AB	376	13,163
Husqvarna AB-Class B	17,900	134,664
Investor AB	35,409	1,258,818
Millicom International Cellular SA SDR	259	11,387
Mycronic AB#	10,900	113,741
Nordea Bank AB	25,667	269,823
Saab AB	7,200	255,089
Sandvik AB	1,553	17,658
Securitas AB Class B	14,766	228,222
Skandinaviska Enskilda Banken AB	27,113	273,617
Skanska AB	681	14,793
SKF AB	813	13,781
Svenska Cellulosa AB SCA	882	24,989
Svenska Handelsbanken Class A	2,181	29,749
Swedbank AB	1,320	30,924
Swedish Match AB	473	16,459
Swedish Orphan Biovitrum AB#,*	21,000	215,181
Telefonaktiebolaget LM Ericsson Class B	4,434	21,463
TeliaSonera AB	67,185	268,527
Volvo AB	38,046	408,592

TOTAL SWEDEN		$8,024,934
SWITZERLAND—6.4%
ABB Ltd.	3,037	62,609
Actelion Ltd.	15,020	2,170,542
Adecco SA	232	13,797
Aryzta AG	3,900	171,363
Baloise Holding AG	3,021	371,843
Bucher Industries AG	1,000	222,222
Cembra Money Bank AG	4,000	305,796
Cie Financiere Richemont SA	19,582	1,259,557
Coca-Cola HBC AG	753	16,277

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	23

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Credit Suisse Group AG	35,216	$491,825
Dufry AG*	113	13,749
Galenica Holding AG-Reg	10	10,025
Geberit AG	40	16,925
Givaudan SA	1,158	2,240,988
Helvetia Holding AG	600	312,263
Julius Baer Group Ltd.	350	14,187
Kuehne + Nagel International AG	104	14,104
LafargeHolcim Ltd.#	67,006	3,578,665
Logitech International SA	16,300	394,508
Lonza Group AG	90	16,990
Luxoft Holding, Inc.*	600	31,800
Nestle SA	28,520	2,067,920
Novartis AG	30,117	2,142,627
Pargesa Holding SA	215	14,438
Partners Group Holding AG	36	18,226
Rieter Holding AG	1,400	266,262
Roche Holding AG	10,563	2,428,460
Schindler Holding AG	137	25,460
SGS SA	7	14,190
Sika AG	4	19,225
Sonova Holding AG	112	15,019
Swatch Group AG (The)#	2,265	681,411
Swiss Life Holding AG	3,379	894,647
Swiss Prime Site AG	171	14,179
Swiss Re AG	7,459	692,721
Swisscom AG	38	17,384
Syngenta AG*	136	54,150
Temenos Group AG	4,700	303,264
UBS Group AG	136,916	1,937,067
VAT Group AG*,Ω	1,200	97,741
Zurich Financial Services AG	3,020	790,135

TOTAL SWITZERLAND		$24,224,561
TAIWAN—1.0%
Advanced Semiconductor Engineering, Inc.	42,804	50,322
Advantech Co. Ltd.	5,000	40,719
Airtac International Group	5,000	39,848
Asia Cement Corp.	50,000	43,650
Asustek Computer, Inc.	2,700	23,657
AU Optronics Corp.	63,126	24,004
Catcher Technology Co. Ltd.	6,438	50,492
Cathay Financial Holding Co. Ltd.	44,479	57,717
Cheng Shin Rubber Industry Co. Ltd.	27,358	55,743
China Airlines Ltd.	158,000	47,814
China Development Financial Holding Corp.	150,000	37,598
China Steel Corp.	101,232	73,139
Chunghwa Telecom Co. Ltd.	45,024	154,087

Description	Number of Shares	Value
Compal Electronics, Inc.	30,736	$18,311
CTBC Financial Holding Co. Ltd.	97,357	52,446
CTCI Corp.	26,000	38,187
Delta Electronics, Inc.	10,144	53,521
E.Sun Financial Holding Co. Ltd.	79,475	45,206
Eclat Textile Co. Ltd.	3,000	34,128
Eva Airways Corp.	32,550	15,678
Far Eastern Department Stores Co. Ltd.	40,264	21,371
Far Eastern New Century Corp.	76,475	59,251
Far EasTone Telecommunications Co. Ltd.	20,000	47,279
Feng TAY Enterprise Co. Ltd.	5,600	23,424
First Financial Holding Co. Ltd.	43,741	22,940
Formosa Chemicals & Fibre Corp.	34,198	101,757
Formosa Petrochemical Corp.	26,990	90,230
Formosa Plastics Corp.	37,601	101,755
Fubon Financial Holding Co. Ltd.	38,314	54,392
Giant Manufacturing Co. Ltd.	7,000	49,576
Grape King Bio Ltd.	3,000	25,192
Hiwin Technologies Corp.	7,140	31,562
Hon Hai Precision Industry Co. Ltd.	60,453	163,405
Hota Industrial Manufacturing Co. Ltd.	7,000	29,169
Hotai Motor Co. Ltd.	4,000	46,582
Hua Nan Financial Holdings Co. Ltd.	45,178	22,977
Innolux Corp.	103,000	34,760
Kenda Rubber Industrial Co. Ltd.	19,380	29,662
Largan Precision Co. Ltd.	1,000	118,355
Lite-On Technology Corp.	18,665	26,793
MediaTek, Inc.	7,082	53,860
Mega Financial Holding Co. Ltd.	58,462	40,015
Nan Ya Plastics Corp.	40,597	84,519
Novatek Microelectronics Corp.	5,145	19,320
OBI Pharma, Inc.*	4,000	41,892
Pegatron Corp.	16,000	43,096
Pou Chen Corp.	26,157	35,393
President Chain Store Corp.	7,496	56,058
Quanta Computer, Inc.	16,571	33,607
Realtek Semiconductor Corp.	5,515	18,699
Ruentex Industries Ltd.	23,000	37,097
Siliconware Precision Industries Co. Ltd.	15,000	22,697
SinoPac Financial Holdings Co. Ltd.	104,955	30,298
St Shine Optical Co. Ltd.	2,000	42,019
Standard Foods Corp.	15,540	38,459
Tainan Spinning Co. Ltd.	70,805	27,149
Taishin Financial Holding Co. Ltd.	107,236	39,248
Taiwan Cement Corp.	44,057	52,842
Taiwan Cooperative Financial Holding Co. Ltd.	51,717	22,698

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

24	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Taiwan Mobile Co. Ltd.	20,874	$73,091
Taiwan Semiconductor Manufacturing Co. Ltd.	71,911	429,540
Tatung Co. Ltd.*	116,916	30,787
Teco Electric and Machinery Co. Ltd.	50,000	44,443
TTY Biopharm Co. Ltd.	6,000	22,625
Tung Ho Steel Enterprise Corp.	37,476	23,929
Uni-President Enterprises Corp.	67,614	130,911
United Microelectronics Corp.	59,000	21,968
Walsin Lihwa Corp.	120,000	42,019
Wistron Corp.	36,405	27,456
Yuanta Financial Holding Co. Ltd.	48,576	18,164
Yulon Motor Co. Ltd.	27,640	24,218

TOTAL TAIWAN		$3,684,816
THAILAND—0.4%
Advanced Info Service PCL	22,800	100,001
Airports of Thailand PCL	7,700	83,826
Bangkok Bank PCL	3,500	15,901
Bangkok Dusit Medical Services PCL	129,900	84,627
Bangkok Expressway & Metro PCL	220,374	46,912
BEC World PCL	18,000	10,544
Berli Jucker PCL	31,000	46,725
BTS Group Holdings PCL	75,000	18,323
Bumrungrad Hospital PCL	12,700	66,408
Central Pattana PCL	23,700	37,753
Charoen Pokphand Foods PCL	34,200	30,782
CP ALL PCL	41,400	71,864
Delta Electronics Thai-Foreign	17,100	38,356
Electricity Generating PCL	8,600	47,918
Glow Energy PCL	19,500	42,903
Hana Microelectronics PCL	80,200	73,331
Home Product Center PCL	186,000	53,678
Indorama Ventures PCL	27,800	23,235
Intouch Holdings PCL Class F	9,300	14,084
IRPC PCL	136,600	18,657
Kasikornbank PCL	7,700	37,843
KCE Electronics PCL	16,300	52,164
Krung Thai Bank PCL	29,250	14,375
Minor International PCL	32,200	35,423
PTT Exploration & Production PCL	19,509	46,407
PTT Global Chemical PCL	37,181	63,744
PTT PCL	9,300	91,944
Ratchaburi Electricity Generating Holding PCL	19,500	27,859
Robinson Department Store PCL	26,000	43,089
Siam Cement PCL (The)	5,050	72,725
Siam Commercial Bank PCL (The)	11,300	46,333

Description	Number of Shares	Value
Superblock PCL*	703,900	$31,979
Thai Beverage PCL	90,369	62,682
Thai Oil PCL	7,200	14,401
TMB Bank PCL	272,000	16,321
Total Access Communication PCL	9,500	8,483
True Corp. PCL	215,153	41,497

TOTAL THAILAND		$1,633,097
TURKEY—0.4%
Akbank TAS	31,856	85,142
Akenerji Elektrik Uretim AS*	1	—
Aksa Akrilik Kimya Sanayii AS	10,400	29,241
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,363	26,664
Arcelik AS	13,525	89,343
Aygaz AS	6,800	23,998
BIM Birlesik Magazalar AS	4,817	78,461
Cimsa Cimento Sanayi ve Tica	4,600	22,849
Coca-Cola Icecek AS	2,800	31,672
Enka Insaat ve Sanayi AS	27,154	41,420
Eregli Demir ve Celik Fabrikalari TAS	71,690	97,309
Ford Otomotiv Sanayi A.S.	2,640	26,995
Haci Omer Sabanci Holding AS	21,753	65,732
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS Class D	49,273	20,064
KOC Holding AS	16,137	67,274
Koza Altin Isletmeleri AS*	2,800	15,908
Petkim Petrokimya Holding AS	24,777	33,631
TAV Havalimanlari Holding AS	7,050	28,981
Tekfen Holding AS	18,500	46,934
Tofas Turk Otomobil Fabrikasi AS	7,407	55,775
Tupras Turkiye Petrol Rafinerileri AS	8,536	173,934
Turk Hava Yollari AO*	6,597	11,598
Turk Telekomunikasyon AS	14,990	27,710
Turkcell Iletisim Hizmetleri AS*	42,333	136,401
Turkiye Garanti Bankasi AS	37,500	101,923
Turkiye Halk Bankasi AS	12,152	36,916
Turkiye Is Bankasi	27,185	44,104
Turkiye Vakiflar Bankasi Tao	12,640	18,709
Ulker Biskuvi Sanayi AS	5,722	35,505
Yapi ve Kredi Bankasi AS*	18,065	21,602

TOTAL TURKEY		$1,495,795
UNITED ARAB EMIRATES—0.2%
Abu Dhabi Commercial Bank PJSC	29,914	50,007
Abu Dhabi National Hotels	32,000	27,879
Air Arabia PJSC	52,120	18,447
Aldar Properties PJSC	73,140	52,571
Arabtec Holding PJSC*	102,142	36,986

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	25

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Dana Gas PJSC*	197,244	$28,462
DP World Ltd.	4,745	85,173
Dubai Financial Market PJSC	56,800	17,784
Dubai Islamic Bank PJSC	18,952	27,038
Dubai Parks & Resorts PJSC*	63,128	26,984
Emaar Properties PJSC	47,880	90,860
Emirates Telecommunications Group Co PJSC	33,245	170,617
First Gulf Bank PJSC	18,689	58,515
National Bank of Abu Dhabi PJSC	23,173	55,836
Ras Al Khaimah Ceramics	22,100	16,246
Union National Bank PJSC	19,982	21,326

TOTAL UNITED ARAB EMIRATES		$784,731
UNITED KINGDOM—10.3%
3i Group PLC	50,162	411,985
888 Holdings PLC	27,600	73,477
Admiral Group PLC	8,521	199,938
Aggreko PLC	942	9,241
Anglo American PLC*	2,042	28,268
Ashtead Group PLC	1,129	17,661
Associated British Foods PLC	519	15,640
AstraZeneca PLC	5,442	305,608
Auto Trader Group PLCΩ	3,158	14,484
Aviva PLC	31,595	171,242
BAE Systems PLC	115,011	763,699
Barclays PLC	110,971	258,483
Barratt Developments PLC	41,923	232,811
BBA Aviation PLC	27,400	86,729
Berkeley Group Holdings PLC	7,700	222,332
BP PLC	599,170	3,547,394
British American Tobacco PLC	2,967	170,378
British Sky Broadcasting Group PLC	1,505	15,069
BT Group PLC	41,336	190,214
Bunzl PLC	502	13,512
Burberry Group PLC	862	15,563
Cairn Energy PLC*	61,400	152,863
Capita PLC	1,022	7,330
Carnival PLC	302	14,549
Centrica PLC	134,985	353,906
Chemring Group PLC#,*	67,744	120,233
Clinigen Group PLC	21,800	197,457
CNH Industrial NV	1,954	15,187
Cobham PLC	6,978	12,205
Coca-Cola European Partners	508	19,588
Compass Group PLC	2,395	43,415
Computacenter PLC	14,558	129,456
Crest Nicholson Holdings PLC	23,000	114,551

Description	Number of Shares	Value
Croda International PLC	329	$14,086
Debenhams PLC	148,800	97,805
Diageo PLC	60,311	1,608,928
Dialog Semiconductor PLC*	4,600	180,526
Direct Line Insurance Group PLC	45,143	191,239
Dixons Carphone PLC	2,409	9,279
easyJet PLC#	12,300	141,068
Fresnillo PLC	920	18,468
G4S PLC	5,434	14,633
Galliford Try PLC	8,800	132,055
GKN PLC	3,675	14,358
GlaxoSmithKline PLC	27,591	546,592
Glencore Xstrata PLC*	17,824	54,542
GVC Holdings PLC	10,000	85,252
Halfords Group PLC	38,800	161,091
Hays PLC	179,700	300,457
HSBC Holdings PLC	100,632	758,998
IG Group Holdings PLC	12,500	126,302
IMI PLC	1,095	13,322
Imperial Brands PLC	1,397	67,636
Indivior PLC	165,266	635,989
International Consolidated Airlines Group PLC	2,527	13,421
Intertek Group PLC	315	13,179
ITC Ltd. GDR*	43,047	156,347
ITV PLC	5,310	11,082
J Sainsbury PLC#	74,900	230,020
JD Sports Fashion PLC	16,300	303,060
Johnson Matthey PLC	354	14,775
Just Eat PLC*	56,000	385,219
Kingfisher PLC	69,144	305,777
Legal & General Group PLC	8,666	22,212
Liberty Global PLC, Class A*	14,322	466,897
Liberty Global PLC, Series C*	14,319	455,344
Liberty Global PLC LiLAC, Class A*	1,510	41,736
Liberty Global PLC LiLAC, Class C*	1,786	49,365
Lloyds Banking Group PLC	2,272,238	1,592,533
London Stock Exchange Group PLC	68,104	2,342,406
Meggitt PLC	35,900	191,279
Merlin Entertainments PLCΩ	2,373	13,384
Micro Focus International PLC	18,100	474,328
Mitchells & Butlers PLC	47,200	160,782
Mitie Group PLC	48,700	125,537
Mondi PLC	8,682	169,603
National Grid PLC	5,453	71,083
Next PLC	212	12,497
Northgate PLC	27,800	143,170

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

26	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Old Mutual PLC	112,479	$277,415
Paragon Group Companies PLC (The)	27,300	110,772
Paysafe Group PLC*	54,700	289,907
Pearson PLC	1,273	11,803
Persimmon PLC	516	10,699
Premier Foods PLC*	201,280	112,097
Provident Financial PLC	469	16,935
Prudential PLC	3,747	61,205
Randgold Resources Ltd.	152	13,470
Reckitt Benckiser Group PLC	15,665	1,402,198
Reed Elsevier PLC	1,619	28,952
Restaurant Group PLC (The)	24,800	113,984
Rightmove PLC	4,900	224,011
Rio Tinto PLC	76,009	2,641,741
Rolls-Royce Holdings PLC††	7,842,218	9,599
Rolls-Royce Holdings PLC	170,483	1,516,003
Royal Bank of Scotland Group PLC*	5,059	11,710
Royal Dutch Shell PLC	6,972	173,961
Royal Dutch Shell PLC Class B	125,374	3,245,645
Royal Mail PLC	30,003	180,314
RSA Insurance Group PLC	2,230	15,081
Sage Group PLC	1,729	15,269
Severn Trent PLC	459	13,079
Shire PLC	38,787	2,207,610
Smith & Nephew PLC	1,272	18,419
Smiths Group PLC	924	16,037
SSE PLC	1,466	28,549
St James’s Place PLC	1,182	13,672
Standard Chartered PLC*	197,800	1,723,568
Standard Life PLC	3,140	12,983
Taylor Wimpey PLC	5,556	9,636
Tesco PLC*	11,860	30,594
Travis Perkins PLC	555	9,055
Unilever PLC	1,869	78,192
United Utilities Group PLC	1,089	12,530
Vesuvius PLC	33,100	147,676
Vodafone Group PLC	777,239	2,138,623
Weir Group PLC (The)	34,014	707,767
Whitbread PLC	291	12,876
William Hill PLC	3,702	13,403
WM Morrison Supermarkets PLC	61,259	169,833
Wolseley PLC	371	19,304
WPP PLC	2,540	55,278

TOTAL UNITED KINGDOM		$38,803,585
UNITED STATES—2.6%
Freeport-McMoRan, Inc.	47,085	526,410

Description	Number of Shares	Value
Las Vegas Sands Corp.	72,597	$4,201,914
Schlumberger Ltd.	36,697	2,870,806
Wynn Resorts Ltd.	23,456	2,217,765

TOTAL UNITED STATES		$9,816,895

TOTAL COMMON STOCKS (COST $309,780,758)		$330,198,206
INVESTMENT COMPANIES—6.7%
iShares Core MSCI Emerging Markets ETF#	281,500	12,706,910
Vanguard FTSE Emerging Markets ETF	332,500	12,551,875

TOTAL INVESTMENT COMPANIES (COST $25,794,946)		$25,258,785
PREFERRED STOCKS—1.1%
BRAZIL—1.0%
Alpargatas SA 2.1%	17,797	60,048
Banco Bradesco SA 3.21%	9,659	101,280
Braskem SA 2.94%	3,300	29,299
Cia Energetica de Minas Gerais 30.77%	12,676	38,719
Cia Energetica de Sao Paulo 4.77%	7,200	33,271
Gerdau SA 2.99%	13,300	46,000
Itau Unibanco Holding SA 2.48%	9,004	108,544
Itausa—Investimentos Itau SA 4.6%	13,761	40,611
Lojas Americanas SA 0.51%	7,852	51,264
Petroleo Brasileiro SA 9.96%*	51,059	282,968
Suzano Papel e Celulose SA 2.28%	8,300	29,253
Telefonica Brasil SA 11.98%	182,389	2,628,984
Usinas Siderurgicas de Minas Gerais SA 1.79%*	19,100	27,046
Vale SA 14.31%*	33,441	216,654

TOTAL BRAZIL		$3,693,941
CHILE—0.0%**
Embotelladora Andina SA 1.53%	11,391	45,679
Sociedad Quimica y Minera de Chile SA 2.68%	3,940	116,876

TOTAL CHILE		$162,555
COLOMBIA—0.1%
Avianca Holdings SA 3.13%	23,964	19,128
Banco Davivienda SA 1.41%	2,857	29,076
Grupo Argos SA 1.60%	6,000	36,717
Grupo Aval Acciones y Valores 3.52%	56,400	23,259
Grupo de Inversiones Suramericana SA 2.07%	11,146	140,865

TOTAL COLOMBIA		$249,045
GERMANY—0.0%**
Bayerische Motoren Werke AG 1.91%	234	17,763
Henkel AG & Co. KGaA 0.68%	260	33,365
Porsche Automobil Holding SE 1.02%	268	14,453

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	27

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Volkswagen AG 2.44%	271	$37,246

TOTAL GERMANY		$102,827
PHILIPPINES—0.0%**
Ayala Land Voting 1.23%††	178,200	368
RUSSIA—0.0%**
Surgutneftegas OAO ADR 18.62%	12,400	57,474

TOTAL PREFERRED STOCKS (COST $3,986,795)		$4,266,210
MONEY MARKET FUND—3.4%
Dreyfus Government Cash Management
Fund, Institutional Shares, 0.28%^	12,874,142	12,874,142

TOTAL MONEY MARKET FUND (COST $12,874,142)		$12,874,142
RIGHTS—0.0%**
SOUTH AFRICA—0.0%**
Remgro Ltd.*	285	693
SPAIN—0.0%**
Banco Santander SA*	31,800	1,780
Ferrovial SA*	696	298

TOTAL SPAIN		$2,078
TUNISIA—0.0%**
Societe D’Articles Hygieniques SA*	2,800	811

TOTAL RIGHTS
(COST $1,883)		$3,582
CERTIFICATES—0.1%
Citigroup Global Markets -
Citi Agility, Expire 4/24/18	227,990	321,522
HSBC Bank PLC -
Kuwait Finance House, Expire 2/03/17	102,290	48,230

TOTAL CERTIFICATES (COST $389,013)		$369,752
REAL ESTATE INVESTMENT TRUSTS—1.0%
AUSTRALIA—0.0%**
Dexus Property Group	2,334	15,873
Goodman Group	2,852	14,731
GPT Group (The)	3,908	13,853
Scentre Group	7,756	24,839
Stockland	4,497	15,120
Vicinity Centres	5,920	12,925
Westfield Corp.	2,875	19,464

TOTAL AUSTRALIA		$116,805

Description	Number of Shares	Value
FRANCE—0.5%
Gecina SA	105	$15,307
Klepierre	318	13,009
Unibail-Rodamco SE	8,072	1,922,854

TOTAL FRANCE		$1,951,170
HONG KONG—0.0%**
Link REIT	3,000	21,391
JAPAN—0.0%**
Japan Prime Realty Investment Corp.	3	12,945
Japan Real Estate Investment Corp.	3	17,364
Japan Retail Fund Investment Corp.	6	13,611
Nippon Building Fund, Inc.	2	11,881
Nippon Prologis REIT Inc.	7	15,840
United Urban Investment Corp.	8	13,495

TOTAL JAPAN		$85,136
MALAYSIA—0.0%**
IGB Real Estate Investment Trust	78,700	30,392
MEXICO—0.1%
Fibra Uno Administracion SA de CV	103,600	197,158
NIGERIA—0.0%**
Afriland Properties PLC*,††	24,606	—
SOUTH AFRICA—0.0%**
Growthpoint Properties Ltd.	20,000	37,289
Redefine Properties Ltd.	42,211	36,251

TOTAL SOUTH AFRICA		$73,540
TURKEY—0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	169,523	173,125
UNITED KINGDOM—0.3%
British Land Co. PLC (The)	58,839	421,672
Great Portland Estates PLC	28,474	207,023
Hammerson PLC	1,752	11,816
Land Securities Group PLC	38,138	466,344
Segro PLC	2,452	13,122

TOTAL UNITED KINGDOM		$1,119,977

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $4,037,713)		$3,768,694

TOTAL INVESTMENTS IN SECURITIES – 99.5% (COST $356,865,250)		$376,739,371

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

28	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—4.2%
REPURCHASE AGREEMENTS—4.2%
Citigroup Global Markets, Inc., 0.34%, dated 10/31/16, due 11/01/16, repurchase price $3,038,280, collateralized by U.S. Government & Treasury Securities 0.00% to 7.50%, maturing 11/15/16 to 11/01/46; total market value of $3,099,016.	$3,038,251	$3,038,251
Daiwa Capital Markets America, 0.34%,dated 10/31/16, due 11/01/16, repurchaseprice $3,038,280, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/10/16 to 2/01/49; total market value of $3,099,016.	3,038,251	3,038,251
HSBC Securities USA, Inc., 0.30%, dated 10/31/16, due 11/01/16, repurchase price $3,038,276, collateralized by U.S. Government Securities 2.50% to 6.00%,maturing 1/01/28 to 9/01/46; total market value of $3,099,034.	3,038,251	3,038,251
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.31%, dated 10/31/16, due 11/01/16,repurchase price $799,202, collateralizedby U.S. Treasury Securities 0.63% to 3.13%,maturing 4/30/18 to 2/15/43; total market value of $815,179.	799,195	799,195
Nomura Securities International, Inc., 0.34%, dated 10/31/16, due 11/01/16,repurchase price $3,038,280, collateralizedby U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/03/16 to 9/20/66; total market value of $3,099,016.	3,038,251	3,038,251
RBC Dominion securities, Inc., 0.33%, dated 10/31/16, due 11/01/16, repurchase price $3,038,279, collateralized by U.S. Government & Treasury Securities 1.13% to 7.00%, maturing 7/31/17 to 10/20/46; total market value of $3,099,016.	3,038,251	3,038,251

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $15,990,450)		$15,990,450

TOTAL INVESTMENTS—103.7% (COST $372,855,700)		$392,729,821
COLLATERAL FOR SECURITIES ON LOAN—(4.2%)		(15,990,450)
OTHER ASSETS LESS LIABILITIES—0.5%		1,990,668

TOTAL NET ASSETS—100.0%		$378,730,039

Cost of investments for Federal income tax purposes is $378,809,215. The net unrealized appreciation/(depreciation) of investments was $13,920,606. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $42,850,570 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,929,964.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	29

Wilmington Multi-Manager International Fund (continued)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Australia	$15,867,784	$—	$—	$15,867,784
Austria	1,783,340	—	—	1,783,340
Belgium	2,404,031	—	—	2,404,031
Brazil	2,482,805	—	—	2,482,805
Bulgaria	—	3,673	—	3,673
Canada	13,400,882	—	—	13,400,882
Chile	1,622,298	—	—	1,622,298
China	10,005,318	35,105	—	10,040,423
Colombia	3,929,598	—	—	3,929,598
Czech Republic	416,790	—	—	416,790
Denmark	8,309,474	—	—	8,309,474
Egypt	646,367	—	—	646,367
Finland	1,488,077	—	—	1,488,077
France	26,606,757	—	—	26,606,757
Germany	29,248,743	2,535,092	—	31,783,835
Ghana	4,336	—	—	4,336
Greece	795,014	—	—	795,014
Hong Kong	5,857,683	—	—	5,857,683
Hungary	474,828	—	—	474,828
India	3,186,539	—	—	3,186,539
Indonesia	1,872,718	11,597	—	1,884,315
Ireland	3,157,838	—	—	3,157,838
Israel	3,493,736	—	—	3,493,736
Italy	1,499,509	—	—	1,499,509
Japan	54,528,873	—	—	54,528,873
Kuwait	—	—	—	—
Lithuania	—	—	—	—
Luxembourg	165,842	—	—	165,842
Malaysia	1,624,802	27,028	—	1,651,830
Malta	201,188	—	—	201,188
Mexico	3,021,033	35,435	—	3,056,468
Netherlands	10,355,038	—	—	10,355,038
New Zealand	330,086	—	—	330,086
Nigeria	11,116	—	—	11,116
Norway	3,393,284	—	—	3,393,284
Peru	827,150	—	—	827,150
Philippines	1,653,788	—	—	1,653,788
Poland	1,672,216	—	—	1,672,216
Portugal	28,740	—	—	28,740
Qatar	692,370	104,093	—	796,463
Russia	2,631,199	474,160	—	3,105,359
Singapore	1,073,837	—	—	1,073,837
South Africa	3,343,031	—	—	3,343,031
South Korea	3,170,742	—	—	3,170,742
Spain	9,512,724	1,712,085	—	11,224,809
Sweden	8,012,714	12,220	—	8,024,934

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

	Level 1	Level 2	Level 3	Total
Switzerland	$24,224,561	$—	$—	$24,224,561
Taiwan	3,634,494	50,322	—	3,684,816
Thailand	1,633,097	—	—	1,633,097
Turkey	1,495,795	—	—	1,495,795
United Arab Emirates	604,330	180,401	—	784,731
United Kingdom	38,793,986	9,599	—	38,803,585
United States	9,816,895	—	—	9,816,895
Investment Companies	25,258,785	—	—	25,258,785
Preferred Stocks
Brazil	3,693,941	—	—	3,693,941
Chile	162,555	—	—	162,555
Colombia	249,045	—	—	249,045
Germany	102,827	—	—	102,827
Philippines	—	368	—	368
Russia	57,474	—	—	57,474
Money Market Fund	12,874,142	—	—	12,874,142
Rights
South Africa	693	—	—	693
Spain	2,078	—	—	2,078
Tunisia	—	811	—	811
Certificates	321,522	48,230	—	369,752
Real Estate Investment Trusts
Australia	116,805	—	—	116,805
France	1,951,170	—	—	1,951,170
Hong Kong	21,391	—	—	21,391
Japan	85,136	—	—	85,136
Malaysia	30,392	—	—	30,392
Mexico	197,158	—	—	197,158
Nigeria	—	—	—	—
South Africa	73,540	—	—	73,540
Turkey	173,125	—	—	173,125
United Kingdom	1,119,977	—	—	1,119,977
Repurchase Agreements	—	15,990,450	—	15,990,450

Total Investments in Securities	371,499,152	21,230,669	—	392,729,821

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$80	$—	$80

Total Assets	$371,499,152	$21,230,749	$—	$392,729,901

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(288)	$—	$(288)

Total Liabilities	$—	$(288)	$—	$(288)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
*	Non-income producing security.
^	7-Day net yield.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2016, the value of these securities amounted to $60,672 representing 0.02% of total net assets.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	31

Wilmington Multi-Manager International Fund (concluded)

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2016, these liquid restricted securities amounted to $3,962,516 representing 1.0% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

MTN—Medium Term Note

PCL—Public Company Limited

PLC—Public Limited Company

REIT—Real Estate Investment Trust

At October 31, 2016, the International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/1/2016	WestPac Bank	168,835 Japanese Yen	$1,604	$1,610	$6
11/1/2016	Bank of New York	61,527 Euro	67,511	67,541	30
11/1/2016	WestPac Bank	1,688 Pound Sterling	2,058	2,066	8
11/2/2016	WestPac Bank	162,176 Japanese Yen	1,549	1,546	(3)
11/2/2016	JP Morgan Securities	4,559 Euro	5,001	5,005	4
11/4/2016	JP Morgan Securities	3,971,339 Japanese Yen	37,873	37,874	1
CONTRACTS SOLD
11/1/2016	JP Morgan Securities	457,279 Japanese Yen	4,345	4,360	(15)
11/1/2016	Bank of New York	101,786 Swedish Krona	11,281	11,269	12
11/1/2016	Bank of New York	77,951 Hong Kong Dollar	10,053	10,051	2
11/1/2016	Bank of New York	34,031 Pound Sterling	41,456	41,654	(198)
11/1/2016	WestPac Bank	18,561 Swedish Krona	2,058	2,055	3
11/1/2016	Bank of New York	4,658 Malaysian Ringgit	1,108	1,110	(2)
11/1/2016	Bank of New York	3,443 Pound Sterling	4,187	4,214	(27)
11/1/2016	WestPac Bank	1,471 Euro	1,604	1,614	(10)
11/2/2016	Bank of New York	335,160 Japanese Yen	3,179	3,196	(17)
11/2/2016	Bank of New York	266,411 Hong Kong Dollar	34,351	34,351	—
11/2/2016	WestPac Bank	102,405 Swedish Krona	11,348	11,338	10
11/2/2016	Bank of New York	25,976 Swedish Krona	2,879	2,876	3
11/2/2016	JP Morgan Securities	10,171 Pound Sterling	12,442	12,450	(8)
11/2/2016	Bank of New York	3,104 Malaysian Ringgit	737	740	(3)
11/2/2016	WestPac Bank	1,410 Euro	1,549	1,548	1
11/3/2016	Bank of New York	6,048 Euro	6,634	6,639	(5)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(208)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

32	PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager Alternatives Fund

At October 31, 2016, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Common Stocks	40.1%
Corporate Bonds	18.7%
Investment Companies	8.2%
U.S. Government Obligations	3.0%
Purchased Options	0.1%
Cash Equivalents[1]	29.8%
Securities Sold Short	(21.1)%
Written Options	(0.1)%
Other Assets and Liabilities – Net[2]	21.3%

TOTAL	100.0%

(1)	Cash Equivalent includes investment in a money market fund.
(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS—40.1%

AEROSPACE & DEFENSE—0.2%
L-3 Communications Holdings, Inc.Ö	1,320	$180,761
AIR FREIGHT & LOGISTICS—0.6%
XPO Logistics, Inc.*,Ö	18,160	598,009
AUTO COMPONENTS—0.3%
Lear Corp.Ö	2,307	283,253
BANKS—0.8%
Bank of Nova Scotia (The)	2,000	107,478
Canadian Imperial Bank of Commerce	500	37,464
Intesa Sanpaolo SPA	117,666	254,204
National Bank of Canada	12,200	435,500

TOTAL BANKS		$834,646
BIOTECHNOLOGY—4.1%
AC Immune SA*,Ö	7,000	95,340
Actelion Ltd.	1,420	205,204
Alder Biopharmaceuticals, Inc.*,Ö	9,000	218,250
Alnylam Pharmaceuticals, Inc.*,Ö	6,501	231,436
Amarin Corp. PLC ADR*,Ö	90,000	280,800
Amgen, Inc.Ö	2,344	330,879
Avexis, Inc.*,Ö	1,000	47,500

Description	Number of Shares	Value
Biogen, Inc.*,Ö	400	$112,072
Bio-Rad Laboratories, Inc., Class A*,Ö	2,000	316,160
CareDx, Inc.*,Ö	2,100	7,560
Celgene Corp.*,Ö	2,995	306,029
Coherus Biosciences, Inc.*,Ö	9,246	252,878
Genmab A/S*	453	74,745
Gilead Sciences, Inc.Ö	3,084	227,075
Minerva Neurosciences, Inc.*,Ö	37,068	413,308
Otonomy, Inc.*,Ö	11,505	173,726
Radius Health, Inc.*,Ö	4,500	193,140
Sarepta Therapeutics, Inc.*,Ö	5,000	196,200
TESARO, Inc.*,Ö	1,400	169,232
United Therapeutics Corp.*,Ö	2,111	253,468
Xenon Pharmaceuticals, Inc.*,Ö	6,723	51,095

TOTAL BIOTECHNOLOGY		$4,156,097
BUILDING PRODUCTS—0.1%
Masco Corp.Ö	4,086	126,176
CAPITAL MARKETS—0.7%
E*TRADE Financial Corp.*	25,310	712,730
CHEMICALS—0.5%
Mitsubishi Chemical Holdings Corp.	71,600	471,780

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	33

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
COMMERCIAL BANKS—1.6%
CIT Group, Inc.	24,480	$889,358
Huntington Bancshares, Inc.	53,350	565,510
Regions Financial Corp.Ö	16,817	180,110

TOTAL COMMERCIAL BANKS		$1,634,978
CONSTRUCTION MATERIALS—0.0%**
Fletcher Building Ltd.	1,134	8,409
CONSUMER FINANCE—1.6%
Navient Corp.Ö	14,531	185,706
Visa, Inc., Class AÖ	17,180	1,417,522

TOTAL CONSUMER FINANCE		$1,603,228
DIVERSIFIED FINANCIAL SERVICES—0.6%
Citigroup, Inc.	11,400	560,310
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
Frontier Communications Corp.Ö	35,277	141,814
Nippon Telegraph & Telephone Corp.	11,200	497,683

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$639,497
ELECTRIC UTILITIES—0.2%
Iberdrola SA	32,553	221,880
ELECTRICAL EQUIPMENT—0.1%
ABB Ltd.	3,515	72,463
FOOD & STAPLES RETAILING—0.2%
Koninklijke Ahold Delhaize NV	9,959	227,342
FOOD PRODUCTS—0.6%
Ingredion, Inc.Ö	97	12,723
Marine Harvest ASA	19,571	355,068
Tyson Foods, Inc., Class AÖ	3,955	280,212

TOTAL FOOD PRODUCTS		$648,003
HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
ABIOMED, Inc.*	2,146	225,309
Baxter International, Inc.	3,639	173,180
Bio-Techne Corp.Ö	2,500	259,975
Boston Scientific Corp.*,Ö	14,601	321,222
Edwards Lifesciences Corp.*	2,000	190,440
Hologic, Inc.*,Ö	6,937	249,801
Innocoll Holdings PLC*	7,298	35,468
Intuitive Surgical, Inc.*,Ö	42	28,227
K2M Group Holdings, Inc.*,Ö	5,600	95,592
Nevro Corp.*,Ö	3,159	290,375
NuVasive, Inc.*,Ö	8,135	485,904
Penumbra, Inc.*,Ö	6,000	395,700

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,751,193
HEALTH CARE PROVIDERS & SERVICES—1.6%
Amedisys, Inc.*,Ö	8,367	361,956

Description	Number of Shares	Value
HCA Holdings, Inc.*,Ö	2,600	$198,978
LHC Group, Inc.*,Ö	6,593	225,942
McKesson Corp.	735	93,470
PharMerica Corp.*,Ö	3,800	90,440
Surgery Partners, Inc.*,Ö	4,000	64,400
Surgical Care Affiliates, Inc.*,Ö	4,000	171,160
Suzuken Co. Ltd.	100	3,218
Team Health Holdings, Inc.*,Ö	6,000	257,100
Tenet Healthcare Corp.*,Ö	5,014	98,826

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,565,490
HOTELS, RESTAURANTS & LEISURE—0.9%
Darden Restaurants, Inc.Ö	6,007	389,194
Flight Centre Travel Group Ltd.	9,383	241,752
McDonald’s Corp.Ö	2,659	299,324

TOTAL HOTELS, RESTAURANTS & LEISURE		$930,270
HOUSEHOLD DURABLES—0.3%
Berkeley Group Holdings PLC	3,052	88,124
Persimmon PLC	8,680	179,977

TOTAL HOUSEHOLD DURABLES		$268,101
INDUSTRIAL CONGLOMERATES—0.4%
NWS Holdings Ltd.	224,000	396,846
INSURANCE—0.6%
Dai-ichi Life Holdings, Inc.	14,800	217,477
T&D Holdings, Inc.	29,900	362,381

TOTAL INSURANCE		$579,858
INTERNET & CATALOG RETAIL—1.2%
Amazon.com, Inc.*,Ö	1,300	1,026,766
Start Today Co. Ltd.	11,700	205,729

TOTAL INTERNET & CATALOG RETAIL		$1,232,495
INTERNET SOFTWARE & SERVICES—1.6%
Facebook, Inc., Class A*,Ö	11,981	1,569,391
LEISURE EQUIPMENT & PRODUCTS—0.3%
Sega Sammy Holdings, Inc.	17,200	254,384
LIFE SCIENCES TOOLS & SERVICES—0.9%
ICON PLC*,Ö	2,089	167,705
Illumina, Inc.*,Ö	1,501	204,346
Lonza Group AG	297	56,065
PAREXEL International Corp.*,Ö	4,000	233,040
Patheon NV*,Ö	8,000	203,120

TOTAL LIFE SCIENCES TOOLS & SERVICES		$864,276
MEDIA—0.6%
DISH Network Corp.*,Ö	4,142	242,556

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

34	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
Hakuhodo DY Holdings, Inc.	24,200	$291,452
TEGNA, Inc.Ö	4,490	88,094

TOTAL MEDIA		$622,102
METALS & MINING—1.1%
Barrick Gold Corp.	14,000	246,328
Fortescue Metals Group Ltd.	63,682	266,436
Kinross Gold Corp.*	54,200	210,529
Newmont Mining Corp.Ö	1,873	69,376
Teck Resources Ltd.	12,000	259,092
Yamana Gold, Inc.	8,400	29,998

TOTAL METALS & MINING		$1,081,759
MULTILINE RETAIL—0.2%
Kohl’s Corp.Ö	3,630	158,813
OIL, GAS & CONSUMABLE FUELS—1.9%
Murphy Oil Corp.Ö	5,439	140,707
Pioneer Natural Resources Co.Ö	4,966	889,013
Repsol SA	13,854	194,134
RSP Permian, Inc.*,Ö	18,269	659,511
Showa Shell Sekiyu KK	8,200	76,706

TOTAL OIL, GAS & CONSUMABLE FUELS		$1,960,071
PHARMACEUTICALS—2.3%
Agile Therapeutics, Inc.*,Ö	5,790	44,004
Bristol-Myers Squibb Co.Ö	5,217	265,598
Cempra, Inc.*,Ö	4,415	80,022
Collegium Pharmaceutical, Inc.*,Ö	23,418	350,567
Depomed, Inc.*,Ö	6,456	144,356
Endocyte, Inc.*,Ö	23,233	63,891
GlaxoSmithKline PLC	15,734	311,699
Horizon Pharma PLC*,Ö	3,000	50,160
Merck & Co., Inc.Ö	13,047	766,120
Pacira Pharmaceuticals, Inc.*,Ö	2,600	82,680
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	195,480

TOTAL PHARMACEUTICALS		$2,354,577
PROFESSIONAL SERVICES—0.1%
ManpowerGroup, Inc.Ö	1,429	109,747
REAL ESTATE INVESTMENT TRUSTS—0.7%
Agnc Investment Corp.Ö	5,742	115,185
Digital Realty Trust, Inc.Ö	3,958	369,796
RioCan Real Estate Investment Trust	13,800	268,325

TOTAL REAL ESTATE INVESTMENT TRUSTS		$753,306
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
Kerry Properties Ltd.	37,000	117,123
Sino Land Co. Ltd.	140,000	238,281
Wheelock & Co. Ltd.	37,000	228,520

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$583,924

Description	Number of Shares	Value
ROAD & RAIL—0.3%
Kansas City Southern	3,600	$315,936
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
Applied Materials, Inc.Ö	9,940	289,055
Intel Corp.Ö	10,397	362,543
KLA-Tencor Corp.Ö	3,583	269,119
Maxim Integrated Products, Inc.Ö	6,656	263,777
NVIDIA Corp.Ö	3,254	231,555
NXP Semiconductors NV*	3,500	350,000
Tokyo Electron Ltd.	2,100	189,995

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$1,956,044
SOFTWARE—4.6%
Activision Blizzard, Inc.Ö	5,699	246,026
CA, Inc.Ö	11,602	356,645
CDK Global, Inc.Ö	27,365	1,494,403
Hewlett Packard Enterprise Co.	84,210	1,892,196
Konami Holdings Corp.	2,200	86,955
Microsoft Corp.	3,992	239,201
Nuance Communications, Inc.*,Ö	1,600	22,432
Symantec Corp.Ö	11,974	299,709

TOTAL SOFTWARE		$4,637,567
SPECIALTY RETAIL—0.2%
Best Buy Co., Inc.Ö	90	3,502
GameStop Corp.Ö	8,319	200,072

TOTAL SPECIALTY RETAIL		$203,574
TOBACCO—0.1%
Altria Group, Inc.Ö	1,566	103,544
TRADING COMPANIES & DISTRIBUTORS—0.7%
Beacon Roofing Supply, Inc.*	10,260	431,330
ITOCHU Corp.	19,600	248,294
Noble Group Ltd.*	161,100	19,222

TOTAL TRADING COMPANIES & DISTRIBUTORS		$698,846
WIRELESS TELECOMMUNICATION SERVICES—1.5%
KDDI Corp.	4,100	124,795
NTT DOCOMO, Inc.	20,800	523,719
SBA Communications Corp., Class A	6,030	683,078
StarHub Ltd.	65,200	158,401

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,489,993

TOTAL COMMON STOCKS (COST $38,933,705)		$40,421,669
INVESTMENT COMPANIES—8.2%
ALTERNATIVE INVESTMENT FUNDS—7.1%
AQR Style Premia Alternative Fund*	664,419	6,657,479
Arbitrage Fund, Class I	41,703	547,561

TOTAL ALTERNATIVE INVESTMENT FUNDS		$7,205,040

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
DEBT FUND—0.6%
Professionally Managed Portfolios—The
Osterweis Strategic Income Fund, Class I	50,698	$567,313
EQUITY FUND—0.5%
Boston Partners Long/Short Research Fund	34,138	513,434

TOTAL INVESTMENT COMPANIES
(COST $8,341,974)		$8,285,787

	Par Value
CORPORATE BONDS—18.7%
CONSUMER DISCRETIONARY—9.8%
Altice Luxembourg SA, Company Guaranteed, 7.63%, 2/15/25Ω	$2,500,000	$2,609,375
Cablevision Systems Corp., Sr. Unsecured, 7.75%, 4/15/18	2,000,000	2,120,000
Sprint Corp., Company Guaranteed, 7.63%, 2/15/25	2,250,000	2,176,875
Univision Communications, Inc., Company Guaranteed, 8.50%, 5/15/21Ω	1,923,000	1,978,286
West Corp., Company Guaranteed, 5.38%, 7/15/22Ω	1,000,000	966,250

TOTAL CONSUMER DISCRETIONARY		$9,850,786
HEALTH CARE—2.3%
Kinetic Concepts, Inc. / KCI USA, Inc., Secured, 12.50%, 11/01/21Ω	1,450,000	1,384,750
Tenet Healthcare Corp., Sr. Unsecured, 8.13%, 4/01/22	1,000,000	982,500

TOTAL HEALTH CARE		$2,367,250
INDUSTRIALS—3.1%
Advanced Disposal Services, Inc., Company Guaranteed, 8.25%, 10/01/20	2,000,000	2,092,500
Novelis Corp., Company Guaranteed, 6.25%, 8/15/24Ω	1,000,000	1,045,000

TOTAL INDUSTRIALS		$3,137,500
INFORMATION TECHNOLOGY—3.3%
First Data Corp., Sr. Unsecured, 7.00%, 12/01/23Ω	1,500,000	1,580,625
Inception Merger Sub, Inc. / Rackspace Hosting, Inc., Sr. Unsecured, 8.63%, 11/15/24Ω	1,750,000	1,760,938

TOTAL INFORMATION TECHNOLOGY		$3,341,563
RETAIL—0.2%
Neiman Marcus Group Ltd. LLC, Company Guaranteed, 8.00%, 10/15/21Ω	250,000	207,500

TOTAL CORPORATE BONDS (COST $18,434,701)		$18,904,599

Description	Par Value	Value
U.S. GOVERNMENT OBLIGATIONS—3.0%
U.S. TREASURY BILLS—3.0%
0.24%, 11/25/16Ö,‡	$3,000,000	$2,999,516

TOTAL U.S. GOVERNMENT OBLIGATION (COST $2,999,536)		$2,999,516

	Number of Shares
MONEY MARKET FUND—29.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%^	30,119,629	$30,119,629

TOTAL MONEY MARKET FUND (COST $30,119,629)		$30,119,629

	Contracts
PURCHASED OPTIONS—0.1%
CALL OPTIONS—0.1%
Abbott Laboratories, Strike Price $44.00, Expiring 11/18/2016	386	$772
AstraZeneca PLC, Strike Price $33.00, Expiring 4/21/2017	528	44,352
Eli Lilly and Co., Strike Price $80.00, Expiring 12/16/2016	184	34,408
Lowe’s Companies, Inc., Strike Price $71.00, Expiring 11/25/2016	50	1,900
S&P 500 Index, Strike Price $2,280.00, Expiring 11/16/2016	7	63
S&P 500 Index, Strike Price $2,280.00, Expiring 11/18/2016	7	105
S&P 500 Index, Strike Price $2,280.00, Expiring 11/25/2016	7	91
S&P 500 Index, Strike Price $2,280.00, Expiring 11/28/2016	8	160
S&P 500 Index, Strike Price $2,285.00, Expiring 11/14/2016	8	8
S&P 500 Index, Strike Price $2,290.00, Expiring 11/09/2016	12	60
S&P 500 Index, Strike Price $2,290.00, Expiring 11/21/2016	8	19
S&P 500 Index, Strike Price $2,290.00, Expiring 11/23/2016	8	80
S&P 500 Index, Strike Price $2,300.00, Expiring 11/02/2016	12	24
S&P 500 Index, Strike Price $2,300.00, Expiring 11/04/2016	11	22
S&P 500 Index, Strike Price $2,300.00, Expiring 11/11/2016	7	35
S&P 500 Index, Strike Price $2,310.00, Expiring 11/07/2016	11	11

TOTAL CALL OPTIONS		$82,110

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

36	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Contracts	Value
PUT OPTIONS—0.0%**
S&P 500 Index, Strike Price $1,910.00, Expiring 11/14/2016	8	$1,064
S&P 500 Index, Strike Price $1,910.00, Expiring 11/28/2016	8	2,640
S&P 500 Index, Strike Price $1,915.00, Expiring 11/25/2016	7	2,604
S&P 500 Index, Strike Price $1,920.00, Expiring 11/09/2016	12	1,320
S&P 500 Index, Strike Price $1,930.00, Expiring 11/11/2016	7	1,015
S&P 500 Index, Strike Price $1,930.00, Expiring 11/18/2016	7	1,904
S&P 500 Index, Strike Price $1,935.00, Expiring 11/16/2016	7	1,715
S&P 500 Index, Strike Price $1,935.00, Expiring 11/23/2016	8	2,696
S&P 500 Index, Strike Price $1,950.00, Expiring 11/21/2016	8	2,712
S&P 500 Index, Strike Price $1,955.00, Expiring 11/04/2016	11	220
S&P 500 Index, Strike Price $1,960.00, Expiring 11/02/2016	12	60
S&P 500 Index, Strike Price $1,975.00, Expiring 11/07/2016	11	440

TOTAL PUT OPTIONS		$18,390

TOTAL PURCHASED OPTIONS (COST $223,902)		$100,500

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $99,053,447)		$100,831,700

	Number of Shares
SECURITIES SOLD SHORT—(21.1%)
CONSUMER DISCRETIONARY—(1.6%)
AUTO COMPONENTS—(0.3%)
Delphi Automotive PLC	(4,923)	$(320,340)
HOTELS, RESTAURANTS & LEISURE—(0.2%)
Hilton Worldwide Holdings, Inc.	(958)	(21,651)
McDonald’s Corp.	(800)	(90,056)
Panera Bread Co. Class A*	(520)	(99,195)

TOTAL HOTELS, RESTAURANTS & LEISURE		$(210,902)
HOUSEHOLD DURABLES—(0.3%)
Sony Corp.	(7,800)	(249,984)
INTERNET—(0.0%)**
Netflix, Inc.*	(281)	(35,088)
MEDIA—(0.2%)
Altice NV—A*	(9,279)	(171,126)

Description	Number of Shares	Value
MULTILINE RETAIL—(0.2%)
Don Quijote Holdings Co., Ltd.	(6,300)	$(239,997)
SPECIALTY RETAIL—(0.2%)
Advance Auto Parts, Inc.	(620)	(86,850)
L Brands, Inc.	(1,393)	(100,561)

TOTAL SPECIALTY RETAIL		$(187,411)
TEXTILES, APPAREL & LUXURY GOODS—(0.2%)
Asics Corp.	(3,200)	(68,412)
Pandora A/S	(1,132)	(147,351)

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$(215,763)

TOTAL CONSUMER DISCRETIONARY		$(1,630,611)
CONSUMER STAPLES—(0.3%)
FOOD & STAPLES RETAILING—(0.3%)
CVS Health Corp.	(3,002)	(252,468)
ENERGY—(2.4%)
ENERGY EQUIPMENT & SERVICES—(0.9%)
FMC Technologies, Inc.*	(8,806)	(284,170)
Saipem SpA*	(215,186)	(88,583)
Schlumberger Ltd.	(4,327)	(338,501)
Tenaris SA	(18,964)	(268,134)

TOTAL ENERGY EQUIPMENT & SERVICES		$(979,388)
OIL, GAS & CONSUMABLE FUELS—(1.5%)
Cheniere Energy, Inc.*	(6,573)	(247,802)
Concho Resources, Inc.*	(2,248)	(285,361)
Continental Resources, Inc.*	(3,358)	(164,240)
Kinder Morgan, Inc.	(12,904)	(263,629)
Prairiesky Royalty, Ltd.	(9,800)	(213,126)
Williams Cos, Inc.	(10,848)	(316,762)

TOTAL OIL, GAS & CONSUMABLE FUELS		$(1,490,920)

TOTAL ENERGY		$(2,470,308)
FINANCIALS—(2.9%)
BANKS—(1.4%)
Banco Popular Espanol SA	(92,424)	(101,357)
Japan Post Bank Co. Ltd.	(41,800)	(493,453)
Kyushu Financial Group, Inc.	(21,100)	(140,640)
Royal Bank of Scotland Group PLC*	(85,653)	(198,252)
Standard Chartered PLC*	(31,377)	(273,409)
Wells Fargo & Co.	(5,040)	(231,890)

TOTAL BANKS		$(1,439,001)
CAPITAL MARKETS—(0.3%)
Credit Suisse Group AG	(6,555)	(91,547)
FactSet Research Systems, Inc.	(1,255)	(194,174)

TOTAL CAPITAL MARKETS		$(285,721)

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	37

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICES—(0.0%)**
Element Fleet Management Corp.	(1,100)	$(10,719)
INSURANCE—(0.6%)
St James’s Place PLC	(23,637)	(273,406)
Willis Towers Watson PLC	(2,435)	(306,566)

TOTAL INSURANCE		$(579,972)
REAL ESTATE INVESTMENT TRUSTS—(0.2%)
Omega Healthcare Investors, Inc.	(4,636)	(147,564)
REAL ESTATE MANAGEMENT & DEVELOPMENT—(0.4%)
Hulic Co., Ltd.	(41,600)	(397,078)
Mitsubishi Estate Co., Ltd.	(1,000)	(19,848)
NTT Urban Development Corp.	(1,400)	(12,869)

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$(429,795)

TOTAL FINANCIALS		$(2,892,772)
HEALTH CARE—(7.2%)
BIOTECHNOLOGY—(1.1%)
Global Blood Therapeutics, Inc.*	(6,944)	(121,173)
Intercept Pharmaceuticals, Inc.*	(1,761)	(217,906)
Intrexon Corp.*	(12,714)	(331,835)
MediciNova, Inc.*	(9,166)	(62,237)
Regeneron Pharmaceuticals, Inc.*	(1,108)	(382,282)

TOTAL BIOTECHNOLOGY		$(1,115,433)
HEALTH CARE EQUIPMENT & SUPPLIES—(0.5%)
DENTSPLY SIRONA, Inc.	(2,500)	(143,925)
ResMed, Inc.	(3,000)	(179,310)
Stryker Corp.	(1,677)	(193,442)

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$(516,677)
HEALTH CARE PROVIDERS & SERVICES—(4.1%)
Adeptus Health, Inc.*	(10,918)	(328,850)
Aetna, Inc.	(3,982)	(427,468)
American Renal Associates Holdings, Inc.*	(18,310)	(323,355)
Anthem, Inc.	(4,358)	(531,066)
Centene Corp.*	(5,998)	(374,755)
DaVita, Inc.*	(4,000)	(234,480)
Express Scripts Holding Co.*	(6,004)	(404,670)
Fresenius Medical Care AG & Co. KGaA ADR	(9,130)	(370,495)
HealthSouth Corp.	(2,000)	(80,300)
Henry Schein, Inc.*	(1,728)	(257,818)
MEDNAX, Inc.*	(2,800)	(171,500)
Select Medical Holdings Corp.*	(18,233)	(237,029)
UnitedHealth Group, Inc.	(2,890)	(408,444)

TOTAL HEALTH CARE PROVIDERS & SERVICES		$(4,150,230)

Description	Number of Shares	Value
HEALTH CARE TECHNOLOGY—(0.4%)
athenahealth, Inc.*	(961)	$(99,290)
Cerner Corp.*	(5,546)	(324,885)

TOTAL HEALTH CARE TECHNOLOGY		$(424,175)
LIFE SCIENCES TOOLS & SERVICES—(0.6%)
Luminex Corp.*	(6,500)	(135,395)
Quintiles IMS Holdings, Inc.*	(5,742)	(411,931)

TOTAL LIFE SCIENCES TOOLS & SERVICES		$(547,326)
PHARMACEUTICALS—(0.5%)
Johnson & Johnson	(2,000)	(231,980)
Mylan NV*	(3,594)	(131,181)
Taro Pharmaceutical Industries Ltd.*	(1,200)	(121,812)

TOTAL PHARMACEUTICALS		$(484,973)

TOTAL HEALTH CARE		$(7,238,814)
INDUSTRIALS—(1.3%)
AIRLINES—(0.2%)
American Airlines Group, Inc.	(5,311)	(215,627)
MACHINERY—(0.1%)
Alstom SA*	(4,299)	(115,480)
MARINE—(0.2%)
Mitsui Osk Lines Ltd.	(82,000)	(205,645)
PROFESSIONAL SERVICES—(0.4%)
Verisk Analytics, Inc.*	(4,918)	(401,063)
ROAD & RAIL—(0.3%)
Avis Budget Group, Inc.*	(1,800)	(58,248)
JB Hunt Transport Services, Inc.	(1,780)	(145,266)
Union Pacific Corp.	(1,000)	(88,180)

TOTAL ROAD & RAIL		$(291,694)
TRADING COMPANIES & DISTRIBUTORS—(0.1%)
MSC Industrial Direct Co., Inc. Class A	(1,300)	(94,640)

TOTAL INDUSTRIALS		$(1,324,149)
INFORMATION TECHNOLOGY—(1.4%)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—(0.3%)
Hamamatsu Photonics KK	(8,600)	(260,780)
IT SERVICES—(0.6%)
Computer Sciences Corp.	(7,158)	(389,753)
Sabre Corp.	(7,080)	(182,876)

TOTAL IT SERVICES		$(572,629)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—(0.2%)
NXP Semiconductors NV	(2,546)	(254,600)
SOFTWARE—(0.3%)
Micro Focus International PLC	(11,685)	(306,217)

TOTAL INFORMATION TECHNOLOGY		$(1,394,226)

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

38	PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
INVESTMENT COMPANIES—(2.9%)
EQUITY FUNDS—(2.9%)
Energy Select Sector SPDR Fund	(2,418)	$(165,923)
iShares Dow Jones U.S. Home Construction
Index Fund	(7,000)	(180,460)
iShares Russell 2000 Index Fund	(2,130)	(252,405)
SPDR S&P 500 ETF Trust, Series T	(5,730)	(1,217,911)
Technology Select Sector SPDR Fund	(5,960)	(282,623)
United States Oil Fund LP*	(81,484)	(858,026)

TOTAL EQUITY FUNDS		$(2,957,348)

TOTAL INVESTMENT COMPANIES		$(2,957,348)
MATERIALS—(0.9%)
CHEMICALS—(0.1%)
Methanex Corp.	(2,700)	(98,132)
CONSTRUCTION MATERIALS—(0.0%)**
James Hardie Industries PLC	(1,145)	(17,098)
METALS & MINING—(0.8%)
Antofagasta PLC	(28,508)	(189,474)
Franco-Nevada Corp.	(2,800)	(183,264)
Freeport-McMoRan, Inc.	(14,057)	(157,157)
Hitachi Metals Ltd.	(1,000)	(12,511)
Turquoise Hill Resources Ltd.*	(88,300)	(273,860)

TOTAL METALS & MINING		$(816,266)

TOTAL MATERIALS		$(931,496)

TELECOMMUNICATION SERVICES—(0.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES—(0.2%)
SBA Communications Corp., Class A	(1,731)	(196,088)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $(21,655,759))		$(21,288,280)

	Contracts
WRITTEN OPTIONS—(0.1%)
CALL OPTIONS—(0.0%)**
S&P 500 Index, Strike Price $2,175.00, Expiring 11/16/2016	(7)	$(4,802)
S&P 500 Index, Strike Price $2,175.00, Expiring 11/18/2016	(7)	(5,320)
S&P 500 Index, Strike Price $2,175.00, Expiring 11/25/2016	(7)	(6,475)
S&P 500 Index, Strike Price $2,175.00, Expiring 11/28/2016	(8)	(7,952)
S&P 500 Index, Strike Price $2,180.00, Expiring 11/14/2016	(8)	(3,840)
S&P 500 Index, Strike Price $2,185.00, Expiring 11/09/2016	(12)	(2,880)
S&P 500 Index, Strike Price $2,185.00, Expiring 11/21/2016	(8)	(4,336)

Description	Contracts	Value
S&P 500 Index, Strike Price $2,185.00, Expiring 11/23/2016	(8)	$(5,032)
S&P 500 Index, Strike Price $2,195.00, Expiring 11/02/2016	(12)	(60)
S&P 500 Index, Strike Price $2,195.00, Expiring 11/04/2016	(11)	(110)
S&P 500 Index, Strike Price $2,195.00, Expiring 11/11/2016	(7)	(1,260)
S&P 500 Index, Strike Price $2,205.00, Expiring 11/07/2016	(11)	(77)

TOTAL CALL OPTIONS		$(42,144)
PUT OPTIONS—(0.1%)
S&P 500 Index, Strike Price $2,015.00, Expiring 11/14/2016	(8)	(4,880)
S&P 500 Index, Strike Price $2,015.00, Expiring 11/28/2016	(8)	(7,912)
S&P 500 Index, Strike Price $2,020.00, Expiring 11/25/2016	(7)	(7,385)
S&P 500 Index, Strike Price $2,025.00, Expiring 11/09/2016	(12)	(6,240)
S&P 500 Index, Strike Price $2,035.00, Expiring 11/11/2016	(7)	(5,880)
S&P 500 Index, Strike Price $2,035.00, Expiring 11/18/2016	(7)	(6,965)
S&P 500 Index, Strike Price $2,040.00, Expiring 11/16/2016	(7)	(7,350)
S&P 500 Index, Strike Price $2,040.00, Expiring 11/23/2016	(8)	(9,200)
S&P 500 Index, Strike Price $2,055.00, Expiring 11/21/2016	(8)	(10,016)
S&P 500 Index, Strike Price $2,060.00, Expiring 11/04/2016	(11)	(1,320)
S&P 500 Index, Strike Price $2,065.00, Expiring 11/02/2016	(12)	(540)
S&P 500 Index, Strike Price $2,080.00, Expiring 11/07/2016	(11)	(4,730)

TOTAL PUT OPTIONS		$(72,418)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(173,926))		$(114,562)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—78.7%
		$79,428,858
OTHER ASSETS LESS LIABILITIES—21.3%		21,515,677

TOTAL NET ASSETS—100.0%		$100,944,535

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	39

Wilmington Multi-Manager Alternatives Fund (continued)

Cost of investments for Federal income tax purposes is $101,723,358. The net unrealized appreciation/(depreciation) of investments was $(891,658). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,632,342 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,524,000.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Aerospace & Defense	$180,761	$—	$—	$180,761
Air Freight & Logistics	598,009	—	—	598,009
Auto Components	283,253	—	—	283,253
Banks	834,646	—	—	834,646
Biotechnology	4,156,097	—	—	4,156,097
Building Products	126,176	—	—	126,176
Capital Markets	712,730	—	—	712,730
Chemicals	471,780	—	—	471,780
Commercial Banks	1,634,978	—	—	1,634,978
Construction Materials	8,409	—	—	8,409
Consumer Finance	1,603,228	—	—	1,603,228
Diversified Financial Services	560,310	—	—	560,310
Diversified Telecommunication Services	639,497	—	—	639,497
Electric Utilities	221,880	—	—	221,880
Electrical Equipment	72,463	—	—	72,463
Food & Staples Retailing	227,342	—	—	227,342
Food Products	648,003	—	—	648,003
Health Care Equipment & Supplies	2,751,193	—	—	2,751,193
Health Care Providers & Services	1,565,490	—	—	1,565,490
Hotels, Restaurants & Leisure	930,270	—	—	930,270
Household Durables	268,101	—	—	268,101
Industrial Conglomerates	396,846	—	—	396,846
Insurance	579,858	—	—	579,858
Internet & Catalog Retail	1,232,495	—	—	1,232,495
Internet Software & Services	1,569,391	—	—	1,569,391
Leisure Equipment & Products	254,384	—	—	254,384
Life Sciences Tools & Services	864,276	—	—	864,276
Media	622,102	—	—	622,102
Metals & Mining	1,081,759	—	—	1,081,759
Multiline Retail	158,813	—	—	158,813
Oil, Gas & Consumable Fuels	1,960,071	—	—	1,960,071
Pharmaceuticals	2,354,577	—	—	2,354,577
Professional Services	109,747	—	—	109,747
Real Estate Investment Trusts	753,306	—	—	753,306
Real Estate Management & Development	583,924	—	—	583,924
Road & Rail	315,936	—	—	315,936
Semiconductors & Semiconductor Equipment	1,956,044	—	—	1,956,044
Software	4,637,567	—	—	4,637,567
Specialty Retail	203,574	—	—	203,574

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

40	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

	Level 1	Level 2	Level 3	Total
Tobacco	$103,544	$—	$—	$103,544
Trading Companies & Distributors	698,846	—	—	698,846
Wireless Telecommunication Services	1,489,993	—	—	1,489,993
Investment Companies	8,285,787	—	—	8,285,787
Corporate Bonds	—	18,904,599	—	18,904,599
U.S. Government Obligations	—	2,999,516	—	2,999,516
Money Market Fund	30,119,629	—	—	30,119,629
Purchased Options	81,432	19,068	—	100,500

Total Investments in Securities	78,908,517	21,923,183	—	100,831,700

Other Financial Instruments!
Financial Futures Contracts	553,155	—	—	553,155

Total Assets	$79,461,672	$21,923,183	$—	$101,384,855

Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(3)	$—	$(3)
Financial Futures Contracts	(6,315)	—	—	(6,315)
Securities Sold Short	(21,288,280)	—	—	(21,288,280)
Written Options	—	(114,562)	—	(114,562)

Total Liabilities	$(21,294,595)	$(114,565)	$—	$(21,409,160)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts and financial futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument. Securities Sold Short and Written options are reported at their market value at period end.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	41

Wilmington Multi-Manager Alternatives Fund (concluded)

*	Non-income producing security.
^	7-Day net yield.
Ö	All or a portion of this security is segregated as collateral in connection with the fund’s short positions and written options carried by the Funds. The total value of all securities segregated at October 31, 2016 amounted to $25,436,137 representing 25.2% of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2016 these liquid restricted amounted to $11,532,724 representing 11.42% of total net assets.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR—American Depositary Receipt	LLC—Limited Liability Corporation
ETF—Exchange Traded Fund	PLC—Public Limited Company
SPDR—Standard & Poor’s Depository Receipts

At October 31, 2016, the Alternatives Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD
11/2/2016	Bank of New York	6,641 Canadian Dollar	$4,949	$4,952	$(3)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(3)

At October 31, 2016, the Alternatives Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
Czech Koruna Futures	December 2016	2	$199,614	$204,342	$4,728
Norwegian Krone Futures	December 2016	1	99,815	99,893	78
Swedish Krona Futures	December 2016	1	99,615	105,937	6,322
SHORT POSITIONS:
Australian Dollar Futures	December 2016	4	297,365	303,680	(6,315)
British Pound Futures	December 2016	3	247,601	229,762	17,839
Canadian Dollar Futures	December 2016	1	75,931	74,525	1,406
Euro Futures	December 2016	131	18,425,478	17,991,213	434,265
Japanese Yen Futures	December 2016	30	3,661,352	3,579,562	81,790
New Zealand Dollar Futures	December 2016	1	72,131	71,340	791
Swiss Franc Futures	December 2016	3	385,511	379,575	5,936
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$546,840

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

42

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager Real Asset Fund

At October 31, 2016, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Inflation-Linked & Fixed Income Securities:
U.S. Government Inflation-Linked Securities	40.6%
Investment Companies	10.1%
Foreign Government Securities	3.8%
Corporate Bonds	3.1%
U.S. Treasury	3.0%
Foreign Government Inflation-Linked Securities	2.2%
Mortgage-Backed Securities	1.9%
Asset-Backed Securities	1.3%
Certificates Of Deposit	1.1%
Real Estate Related Securities:
Real Estate Investment Trusts	34.7%
Common Stocks	12.7%
Investment Companies	0.1%
Preferred Stocks	0.0%[3]
Rights	0.0%[3]
Purchased Options	0.1%
Written Options	0.0%[3]
Short-Term Investments
Cash Equivalents[1]	2.9%
Other Assets and Liabilities – Net[2]	(17.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.
(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

Description	Par Value		Value
INFLATION-LINKED & FIXED INCOME SECURITIES—67.1%
ASSET-BACKED SECURITIES—1.3%
COLLATERALIZED LOAN OBLIGATION—0.4%
CIFC Funding Ltd., Series 2012-1A, Class A1R2, 1.92%, 8/14/24Δ,Ω	$900,000		$900,589
Cordatus CLO I PLC, 2006-1X A2, 0.81%, 1/30/24Δ	56,820	GBP	68,936
Cordatus CLO II PLC, 2007-1X A1F, 0.04%, 7/25/24Δ	49,649	EUR	54,309

Description	Par Value	Value
Symphony CLO VIII LP, Series 2012-8AR, Class AR, 1.98%, 1/09/23Δ,Ω	$457,695	$458,053
Venture VII CDO Ltd., Series 2006-7A, Class A1A, 1.11%, 1/20/22Δ,Ω	256,851	254,897

TOTAL COLLATERALIZED LOAN OBLIGATION		$1,736,784
DIVERSIFIED FINANCIAL SERVICES—0.3%
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1, 0.92%, 3/25/36Δ	300,000	266,176

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	43

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M2, 1.51%, 5/25/35Δ	$545,623	$474,305
Bear Stearns Asset Backed Securities Trust, Series 2005-1, Class M2, 2.63%, 3/25/35Δ	438,994	443,899

TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,184,380
WHOLE LOAN—0.6%
Asset Backed Securities Corp. Home Equity Loan Trust, Series OOMC 2006-HE3, Class A1, 0.70%, 3/25/36Δ	114,916	106,050
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, 0.75%, 8/25/36Δ	1,200,000	1,056,226
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M2, 1.48%, 4/25/36Δ	241,321	213,794
JP Morgan Mortgage Acquisition Trust 2006-NC1, Series 2006-NC1, Class A4, 0.70%, 4/25/36Δ	706,708	703,279
Navient Student Loan Trust, Series 2016-7A, Class A, 1.67%, 3/25/66Δ,Ω	300,000	300,369
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-WF1, Class M2, 0.82%, 3/25/36Δ	200,000	170,682
Saxon Asset Securities Trust, Series 2005-1, Class M2, 1.25%, 5/25/35Δ	208,458	165,052
US Residential Opportunity Fund, Series 2016-3III, Class A, 3.60%, 10/27/36Ω	200,000	200,152

TOTAL WHOLE LOAN		$2,915,604

TOTAL ASSET-BACKED SECURITIES (COST $5,700,542)		$5,836,768
CERTIFICATES OF DEPOSIT—1.1%
CERTIFICATE OF DEPOSIT—1.1%
Barclays Bank PLC,
1.64%, 9/08/17Δ	500,000	500,404
1.75%, 11/06/17Δ	400,000	400,108
Mitsubishi UFJ Trust & Banking corp., 1.58%, 9/19/17Δ	600,000	601,235
Natixis SA, 1.55%, 9/25/17Δ	400,000	401,273
Norinchukin Bank, 1.59%, 10/12/17Δ	900,000	900,942
Sumitomo Mitsui Bank, 1.55%, 9/15/17Δ	800,000	801,550
Sumitomo Mitsui Trust,
1.57%, 10/06/17Δ	300,000	300,475
1.58%, 9/18/17Δ	1,100,000	1,102,356

TOTAL CERTIFICATE OF DEPOSIT		$5,008,343

TOTAL CERTIFICATES OF DEPOSIT (COST $5,000,000)		$5,008,343

Description	Par Value		Value
CORPORATE BONDS—3.1%
COMPUTERS—0.1%
HP Enterprise Co., Sr. Unsecured, 2.70%, 10/05/17Ω	$250,000		$252,654
ENERGY—0.2%
Petrobras Global Finance BV, Company Guaranteed,
3.74%, 3/17/20Δ	100,000		99,000
8.38%, 5/23/21	500,000		553,900
Sabine Pass LNG LP, Sr. Secured, 7.50%, 11/30/16	400,000		401,107

TOTAL ENERGY			$1,054,007
FINANCIALS—2.6%
Ally Financial, Inc., Company Guaranteed, 5.50%, 2/15/17	569,000		574,690
Bank of America Corp., Sr. Unsecured, MTN,
4.06%, 10/21/25Ω	11,000,000	MXN	680,916
4.13%, 1/22/24	800,000		861,288
BPCE SA, Subordinated, 4.63%, 7/11/24Ω	500,000		508,772
BRFkredit A/S, Covered Bonds,
2.00%, 10/01/17	900,000	DKK	135,683
4.00%, 1/01/18	500,000	DKK	77,490
CIT Group, Inc., Sr. Unsecured, 4.25%, 8/15/17	594,000		603,653
Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed, 3.80%, 9/15/22	250,000		254,504
Deutsche Bank AG, Sr. Unsecured, 4.25%, 10/14/21Ω	800,000		807,580
Eksportfinans ASA, Sr. Unsecured, 5.50%, 6/26/17	1,000,000		1,022,480
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	900,000		935,273
Goldman Sachs Group, Inc. (The), Sr. Unsecured,
2.05%, 9/15/20Δ	600,000		604,484
3.50%, 1/23/25#	900,000		924,998
ING Bank NV, Covered Bonds, 2.63%, 12/05/22Ω	200,000		205,415
Intesa Sanpaolo SpA, Sr. Unsecured, 6.50%, 2/24/21Ω	300,000		336,929
JPMorgan Chase & Co., Sr. Unsecured, 3.90%, 7/15/25	700,000		744,921
Lloyds Bank PLC, Company Guaranteed, 1.75%, 5/14/18	400,000		401,832
Nordea Kredit Realkreditaktieselskab, Covered Bonds,
1.00%, 10/01/17	700,000	DKK	104,821
2.00%, 10/01/17	1,100,000	DKK	165,797
2.00%, 10/01/17	300,000	DKK	45,217

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

44	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value		Value
Novo Banco SA, Sr. Unsecured, 5.00%, 4/23/19	$150,000	EUR	$129,458
Nykredit Realkredit A/S, Covered Bonds,
1.00%, 7/01/17	500,000	DKK	74,474
1.00%, 10/01/17	2,700,000	DKK	404,048
2.00%, 10/01/17	1,100,000	DKK	165,782
4.00%, 1/01/18	200,000	DKK	30,968
Realkredit Danmark A/S, Covered Bonds,
2.00%, 4/01/17	1,200,000	DKK	178,879
1.00%, 1/01/18	1,400,000	DKK	210,048
1.00%, 4/01/18	700,000	DKK	105,180
2.00%, 1/01/18	300,000	DKK	45,454
1.00%, 1/01/17	1,400,000	DKK	207,240
1.00%, 4/01/17	500,000	DKK	74,226
Synchrony Financial, Sr. Unsecured, 2.19%, 11/09/17Δ	100,000		100,717

TOTAL FINANCIALS			$11,723,217
PHARMACEUTICALS—0.2%
AbbVie, Inc., Sr. Unsecured,
1.80%, 5/14/18	200,000		200,760
3.20%, 11/06/22	100,000		102,999
Actavis Funding SCS, Company Guaranteed,
3.45%, 3/15/22	100,000		104,095
3.80%, 3/15/25	300,000		312,206

TOTAL PHARMACEUTICALS			$720,060

TOTAL CORPORATE BONDS (COST $13,805,866)			$13,749,938
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES—2.2%
GOVERNMENT—2.2%
Denmark Inflation Linked Government Bond,
0.10%, 11/15/23	14,596,400	DKK	2,302,756
Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/26	320,000	EUR	391,463
Italy Buoni Poliennali Del Tesoro,
Sr. Unsecured, 2.35%, 9/15/24Ω	1,070,000	EUR	1,346,813
Japanese Government CPI Linked Bond, Sr. Unsecured,
0.10%, 3/10/24	20,440,000	JPY	203,971
0.10%, 9/10/24	109,340,000	JPY	1,099,969
0.10%, 3/10/25	29,880,000	JPY	301,022
0.10%, 3/10/26	39,804,000	JPY	402,139
Mexican Udibonos, 4.50%, 11/22/35	1,802,472	MXN	110,829

Description	Par Value		Value
New Zealand Government Bond, Sr. Unsecured, 2.00%, 9/20/25	$2,650,000	NZD	$2,039,144
United Kingdom Gilt Inflation Linked,
0.13%, 3/22/26	900,874	GBP	1,341,541
0.13%, 3/22/46	225,614	GBP	462,900

TOTAL GOVERNMENT			$10,002,547

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $10,116,432)			$10,002,547
FOREIGN GOVERNMENT SECURITIES—3.8%
GOVERNMENT—3.8%
Autonomous Community of Catalonia, Sr. Unsecured, 4.75%, 6/04/18	100,000	EUR	113,967
Brazil Letras do Tesouro Nacional,
12.07%, 1/01/18‡	10,200,000	BRL	2,796,829
13.43%, 4/01/17‡	11,900,000	BRL	3,537,521
13.72%, 1/01/17‡	7,200,000	BRL	2,207,053
Corp. Andina de Fomento, Series 11U, Unsecured, 3.95%, 10/15/21	4,559,744	MXN	243,543
Hellenic Republic Government International Bond, Sr. Unsecured, 4.50%, 7/03/17	30,000,000	JPY	279,352
Japan Treasury Discount Bill,
0.00%, 11/14/16‡	160,000,000	JPY	1,525,830
0.00%, 12/19/16‡	180,000,000	JPY	1,716,960
0.00%, 1/10/17‡	250,000,000	JPY	2,384,967
0.00%, 2/06/17‡	180,000,000	JPY	1,717,526
Mexican Bonos de Proteccion al Ahorro, 4.58%, 1/04/18Δ	15,500,000	MXN	820,143

TOTAL GOVERNMENT			$17,343,691

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $17,675,127)			$17,343,691
INVESTMENT COMPANIES—10.1%
INFLATION-PROTECTED SECURITIES FUNDS—10.1%
Vanguard Inflation-Protected Securities Fund, Institutional Shares	4,134,616		45,398,083

TOTAL INVESTMENT COMPANIES (COST $44,005,942)			$45,398,083
MORTGAGE-BACKED SECURITIES—1.9%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—1.1%
Fannie Mae Pool,
3.50%, 9/01/45	195,869		205,789
3.50%, 9/01/46	797,809		838,350
Fannie Mae TBA, 3.50%, 12/31/25	4,000,000		4,195,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)			$5,239,139
WHOLE LOAN—0.8%
Alternative Loan Trust, Series 2004-18BC, Class 4A1, 5.50%, 9/25/34	375,716		383,113

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	45

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value		Value
BCAP LLC Trust, Series 2009-RR6-I, Class 3A1, 3.21%, 12/26/37Δ,Ω	$41,110		$40,839
Dryden XXV Senior Loan Fund, Series 2012-25A, Class AR, 2.05%, 1/15/25Δ,Ω	400,000		400,000
Grifonas Finance PLC, Class A, 0.09%, 8/28/39Δ	544,256	EUR	448,763
JP Morgan Resecuritization Trust, Series 2009-7, Class 13A1, 2.71%, 6/27/37Δ,Ω	47,745		46,757
Marche Mutui 4 Srl, Class A, 0.11%, 2/25/55Δ	17,036	EUR	18,618
Marche Mutui Srl, Series 6, Class A1, 1.94%, 1/27/64Δ	47,714	EUR	52,918
Rise Ltd., 2014-1, Class A, 4.75%, 2/15/39††	250,000		247,300
Sequoia Mortgage Trust 6, Series 6, Class A, 1.17%, 4/19/27Δ	923,529		859,747
Trinity Square 2015-1A PLC, 1.55%, 7/15/51Δ,Ω	521,108	GBP	641,151
WAMU Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4,
2.34%, 11/25/36Δ	295,640		263,386
2.79%, 3/25/37Δ	114,521		105,888

TOTAL WHOLE LOAN			$3,508,480

TOTAL MORTGAGE-BACKED SECURITIES (COST $8,830,989)			$8,747,619
U.S. GOVERNMENT INFLATION-LINKED SECURITIES—40.6%
U.S. TREASURY INFLATION INDEXED BONDS—35.7%
U.S. Treasury Inflation Indexed Bond,
0.13%, 4/15/18	12,320,000		12,963,352
0.13%, 4/15/19	12,390,000		12,939,596
0.13%, 4/15/20	8,500,000		8,908,601
0.13%, 4/15/21	200,000		207,432
0.13%, 1/15/23	12,900,000		13,665,855
0.13%, 7/15/24	14,210,000		14,563,097
0.13%, 7/15/26	1,200,000		1,209,775
0.25%, 1/15/25	1,790,000		1,845,675
0.38%, 7/15/23	15,090,000		16,147,316
0.38%, 7/15/25	3,170,000		3,306,923
0.63%, 1/15/24	5,580,000		6,019,257
0.63%, 1/15/26	2,220,000		2,350,286
0.75%, 2/15/42	4,630,000		4,977,464
1.00%, 2/15/46	3,130,000		3,435,783
1.38%, 2/15/44	10,120,000		12,141,809
1.75%, 1/15/28	3,170,000		4,230,970
1.88%, 7/15/19	800,000		967,515
2.13%, 2/15/40	450,000		656,385
2.13%, 2/15/41	600,000		869,631
2.38%, 1/15/25	443,000		670,274
2.38%, 1/15/27	4,740,000		6,882,508

Description	Par Value	Value
2.50%, 1/15/29	$6,680,000	$9,417,659
3.63%, 4/15/28	8,670,000	17,653,851
3.88%, 4/15/29	2,680,000	5,597,905

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$161,628,919
U.S. TREASURY INFLATION INDEXED NOTES—4.9%
U.S. Treasury Inflation Indexed Note,
0.13%, 1/15/22	5,030,000	5,459,601
0.13%, 7/15/22	5,480,000	5,875,250
0.63%, 7/15/21	4,120,000	4,621,344
1.25%, 7/15/20	5,130,000	6,048,825

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$22,005,020

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $181,167,590)		$183,633,939
U.S. TREASURY—3.0%
U.S. TREASURY BILLS—0.0%**
U.S. Treasury Bill,
0.35%, 3/02/17‡	113,000	112,869
0.36%, 3/09/17‡	141,000	140,822

TOTAL U.S. TREASURY BILLS		$253,691
U.S. TREASURY BONDS—1.3%
U.S. Treasury Bond,
2.25%, 8/15/46	490,000	456,179
2.50%, 2/15/46	2,640,000	2,594,880
2.50%, 5/15/46	2,890,000	2,841,967

TOTAL U.S. TREASURY BONDS		$5,893,026
U.S. TREASURY NOTES—1.7%
U.S. Treasury Note,
1.13%, 8/31/21	5,670,000	5,621,046
1.63%, 5/15/26	80,000	78,642
2.00%, 8/31/21	310,000	319,542
2.13%, 9/30/21	410,000	425,104
2.13%, 12/31/21	200,000	207,400
2.25%, 7/31/21	880,000	917,228

TOTAL U.S. TREASURY NOTES		$7,568,962

TOTAL U.S. TREASURY (COST $13,702,670)		$13,715,679

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $300,005,158)		$303,436,607

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

46	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
REAL ESTATE RELATED SECURITIES—47.5%
COMMON STOCKS—12.7%
DIVERSIFIED—0.0%**
Kiwi Property Group Ltd.	166,361	$174,283
DIVERSIFIED REAL ESTATE ACTIVITIES—6.6%
Airport City Ltd.*	6,387	69,509
Alexander & Baldwin, Inc.	4,178	174,599
Allreal Holding AG	2,064	303,692
Alrov Properties & Lodgings Ltd.	1	14
Argosy Property Ltd.	98,676	74,091
Ashford Hospitality Trust, Inc.	6,626	38,497
CapitaLand Ltd.	331,900	737,158
City Developments Ltd.	64,800	395,437
Consolidated-Tomoka Land Co.	629	31,871
D Carnegie & Co. AB*	6,164	69,269
Daito Trust Construction Co. Ltd.	17,400	2,916,039
Daiwa House Industry Co. Ltd.	99,306	2,732,880
DIC Asset AG	9,282	89,045
DREAM Unlimited Corp., Class A*	14,796	76,225
Far East Consortium International Ltd.	231,000	94,717
Gateway Lifestyle	44,029	77,703
Goldin Properties Holdings Ltd.*	174,000	111,953
Grand City Properties SA	12,691	222,975
Great Eagle Holdings Ltd.	44,000	195,447
Hang Lung Properties Ltd.	261,000	576,145
Heiwa Real Estate Co. Ltd.	5,600	79,779
Henderson Land Development Co. Ltd.	210,440	1,246,812
HKR International Ltd.*	60,800	29,242
K Wah International Holdings Ltd.	279,000	151,452
Kerry Properties Ltd.	129,000	408,346
LendLease Group	58,131	597,857
Leopalace21 Corp.	37,200	242,632
Mitsubishi Estate Co. Ltd.	231,210	4,589,144
Mitsui Fudosan Co. Ltd.	186,589	4,253,275
Mobimo Holding AG	783	188,401
Nomura Real Estate Holdings, Inc.	17,300	293,145
Patrizia Immobilien AG*	5,871	121,358
Realia Business SA*	31,207	30,147
Shinoken Group Co. Ltd.	5,500	99,909
Soundwill Holdings Ltd.	54,000	98,175
Sumitomo Realty & Development Co. Ltd.	81,498	2,147,220
Sun Hung Kai Properties Ltd.	297,900	4,448,016
Takara Leben Co. Ltd.	11,000	74,893
Tejon Ranch Co.#,*	1,252	27,970
Tokyo Tatemono Co. Ltd.	25,700	327,407
Tokyu Fudosan Holdings Corp.	70,000	395,823

Description	Number of Shares	Value
United Industrial Corp. Ltd.	35,000	$68,428
UOL Group Ltd.	83,700	341,117
Wheelock & Co. Ltd.	110,000	679,384

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$29,927,198
FINANCIALS—0.0%**
Nam Tai Property, Inc.#	8,138	65,918
Vib Vermoegen AG	3,224	70,783

TOTAL FINANCIALS		$136,701
INDUSTRIALS—0.0%**
Property For Industry Ltd.	30,878	35,329
OFFICE-0.0%**
Precinct Properties New Zealand Ltd.	142,074	126,488
REAL ESTATE DEVELOPMENT—1.5%
ADLER Real Estate AG*	2,370	34,719
Aveo Group	55,961	137,074
Cheung Kong Property Holdings Ltd.	444,134	3,289,965
Conwert Immobilien Invest SE	9,724	172,501
Daikyo, Inc.	53,000	113,712
Forestar Group, Inc.#,*	8,144	89,584
Frasers Centrepoint Ltd.	85,200	90,941
Goldcrest Co. Ltd.	3,800	69,246
Greenland Hong Kong Holdings Ltd.*	324,000	83,135
Helical PLC	13,034	42,197
Howard Hughes Corp, (The)*	3,488	383,087
Nexity SA	4,725	237,274
Peet Ltd.	82,658	59,734
RMR Group, Inc, Class A (The)	1,625	55,819
Road King Infrastructure Ltd.	125,000	106,214
Selvaag Bolig ASA	11,740	57,262
Sino Land Co. Ltd.	686,000	1,167,577
St. Modwen Properties PLC	9,355	31,237
Tag Immobilien AG	15,653	208,947
Villa World Ltd.	19,108	33,141
Wing Tai Holdings Ltd.	64,200	78,217

TOTAL REAL ESTATE DEVELOPMENT		$6,541,583
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
Africa Israel Properties Ltd.	2,087	35,894
Big Shopping Centers Ltd.	550	37,017
Brack Capital Properties NV	460	39,437
Farmland Partners, Inc.#	2,936	31,239
Fonciere de Paris SIIC	1,257	182,668
Inmobiliaria Colonial SA	25,243	178,263
Investore Property Ltd.*	10,849	11,792
Jerusalem Economy Ltd.*	14,203	32,095
Kennedy-Wilson Holdings, Inc.	3,769	77,641

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	47

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Magnolia Bostad AB	2,496	$28,809
New World Development Co. Ltd.	561,000	699,482
Norwegian Property ASA	29,950	39,149
Propertylink Group*	57,124	31,722
SAMTY Co. Ltd.	3,500	36,412
SEA Holdings Ltd.	18,000	45,908
St. Joe Co. (The)*	1,722	30,479
Tricon Capital Group, Inc.	4,641	30,241
UBM Development AG	1,429	48,473
Wang On Properties Ltd.*	48,000	59,663
Wharf Holdings Ltd.	128,000	962,201

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$2,638,585

REAL ESTATE OPERATING COMPANIES—4.0%
Ado Properties SAΩ	3,128	113,984
Aeon Mall Co. Ltd.	11,200	166,606
Airport Facilities Co. Ltd.	5,100	27,817
Alony Hetz Properties & Investments Ltd.	9,740	83,784
Amot Investments Ltd.	9,612	40,139
Ascendas India Trust	120,800	92,906
Atrium European Real Estate Ltd.	27,546	117,901
Atrium Ljungberg AB, Class B	9,081	141,260
Azrieli Group Ltd.	3,773	160,704
Blue Square Real Estate Ltd.	1,827	74,198
Buwog AG	6,438	155,588
CA Immobilien Anlagen AG	9,382	170,348
Capital & Counties Properties PLC	81,172	286,440
Castellum AB	33,252	450,617
Citycon OYJ	50,863	119,264
Croesus Retail Trust	122,867	75,950
Daejan Holdings PLC	1,422	94,946
Daibiru Corp.	6,200	53,918
Deutsche Euroshop AG	6,044	261,081
Deutsche Wohnen AG	52,646	1,717,591
Dios Fastigheter AB	8,840	58,968
Entra ASAΩ	8,709	93,284
Fabege AB	20,760	350,744
Fastighets AB Balder, Class B*	9,511	216,079
First Capital Realty, Inc.	12,125	193,360
Gazit-Globe Ltd.	12,392	111,765
Global Logistic Properties Ltd.	364,900	465,551
Grainger PLC	54,318	146,933
Hang Lung Group Ltd.	82,000	314,549
Hemfosa Fastigheter AB	20,327	191,294
Hispania Activos Inmobiliarios SA	25,738	317,010
Hongkong Land Holdings Ltd.	154,400	1,034,480
Hufvudstaden AB	41,639	644,490

Description	Number of Shares	Value
Hulic Co. Ltd.	60,400	$576,527
Hysan Development Co. Ltd.	87,000	401,596
Immofinanz AG*	108,254	233,276
Intershop Holding AG	211	107,680
Keihanshin Building Co. Ltd.	11,300	59,048
Klovern AB, Class B	67,714	71,409
Kungsleden AB	19,873	125,414
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	206,000	82,341
LEG Immobilien AG	23,489	1,981,332
Melisron Ltd.	1,928	81,768
Norstar Holdings, Inc.	2,510	42,443
NTT Urban Development Corp.	37,200	341,954
Olav Thon Eiendomsselskap ASA	5,280	103,845
Perennial Real Estate Holdings Ltd.	35,647	21,523
Platzer Fastigheter Holding, Class B	7,280	42,114
PSP Swiss Property AG	5,151	460,678
S Immo AG	10,793	115,874
Sagax AB, Class B	9,716	85,788
Sponda OYJ	33,377	157,991
Stride Stapled Group	43,396	57,720
Swire Properties Ltd.	145,400	418,077
Swiss Prime Site AG	9,182	761,339
Technopolis OYJ	7,802	26,979
Tlg Immobilien AG	7,353	154,010
Toc Co. Ltd.	12,100	109,727
Unite Group PLC (The)	28,166	190,821
Unizo Holdings Co. Ltd.	1,200	33,413
Victoria Park AB	16,321	40,296
Vonovia SE	57,086	2,010,653
Wallenstam AB, Class B	28,122	216,547
WCM Beteiligungs & Grundbesitz-AG*	19,109	56,470
Wihlborgs Fastigheter AB	8,854	171,548

TOTAL REAL ESTATE OPERATING COMPANIES		$17,883,750

TOTAL COMMON STOCKS (COST $51,719,114)		$57,463,917
INVESTMENT COMPANIES—0.1%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.0%**
U.K. Commercial Property Trust Ltd.	116,481	111,350

REAL ESTATE OPERATING COMPANIES—0.1%
F&C Commercial Property Trust Ltd.	112,622	172,864

TOTAL INVESTMENT COMPANIES (COST $363,160)		$284,214

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

48	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
PREFERRED STOCK—0.0%**
CONSUMER FINANCE—0.0%**
Navient Corp. 2.885%Δ	3,000	$73,950

TOTAL PREFERRED STOCK (COST $71,100)		$73,950
REAL ESTATE INVESTMENT TRUSTS—34.7%
DIVERSIFIED—4.9%
Abacus Property Group	43,103	91,808
Activia Properties, Inc.	75	364,737
American Assets Trust, Inc.	4,691	186,280
Armada Hoffler Properties, Inc.	3,286	44,131
Artis Real Estate Investment Trust	9,650	84,320
Astro Japan Property Group	7,569	38,922
British Land Co. PLC (The)	119,399	855,679
Canadian Real Estate Investment Trust	4,566	157,204
Charter Hall Group	42,279	151,160
Cominar Real Estate Investment Trust	10,509	116,427
Cousins Properties, Inc.	31,128	241,865
Daiwa House Residential Investment Corp.	120	324,402
Dream Global Real Estate Investment Trust	16,351	111,177
Dream Industrial Real Estate Investment Trust	4,826	27,309
Duke Realty Corp.	55,563	1,452,972
Fonciere Des Regions	5,524	482,876
Forest City Realty Trust, Inc., Class A	17,782	383,913
Gecina SA	10,988	1,601,851
Gladstone Commercial Corp.	1,641	29,292
Global Net Lease, Inc.#	17,570	130,194
Goodman Property Trust	131,446	117,026
GPT Group	385,626	1,366,990
Green Real Estate Investment Trust PLC	80,118	119,612
Growthpoint Properties Australia Ltd.	51,879	122,734
H&R Real Estate Investment Trust	16,542	281,311
Hamborner Real Estate Investment Trust AG	9,068	89,650
Hankyu Real Estate Investment Trust, Inc.	64	91,298
Heiwa Real Estate Investment Trust, Inc.	110	83,179
Hibernia Real Estate Investment Trust PLC	93,140	131,180
Hulic Real Estate Investment Trust, Inc.	109	191,038
Investors Real Estate Trust	9,740	59,122
Kenedix Office Investment Corp.	155	872,032
Land Securities Group PLC	210,213	2,570,445
Lexington Realty Trust	18,108	183,615
Liberty Property Trust	12,423	502,262
Londonmetric Property PLC	80,777	147,417
Mapletree Greater China Commercial Trust	231,700	173,203
Mirvac Group	989,799	1,573,644
Morguard Real Estate Investment Trust	3,453	39,130

Description	Number of Shares	Value
Nieuwe Steen Investments NV	59,912	$234,794
NIPPON Real Estate Investment Trust Investment Corp.	53	133,624
Nomura Real Estate Master Fund, Inc.	543	880,233
One Liberty Properties, Inc.	1,381	32,536
PS Business Parks, Inc.	1,823	200,147
Redefine International PLC/Isle of Man	209,479	105,766
Reit 1 Ltd.	11,700	35,256
Sekisui House Real Estate Investment Trust, Inc.	104	140,524
Sekisui House Si Residential Investment Corp.	115	133,127
Shaftesbury PLC	35,279	395,976
Soilbuild Business Space Real Estate Investment Trust	136,620	66,285
Spirit Realty Capital, Inc.	122,463	1,458,534
Star Asia Investment Corp.	41	34,483
Stockland	301,889	1,015,039
Sunlight Real Estate Investment Trust	177,000	109,547
Suntec Real Estate Investment Trust	320,800	387,381
Tokyu Real Estate Investment Trust, Inc.	112	147,810
United Urban Investment Corp.	350	590,398
Washington Real Estate Investment Trust	4,991	146,835
Wereldhave NV	4,582	205,195
Whitestone Real Estate Investment Trust	1,951	25,948
Yuexiu Real Estate Investment Trust	231,000	132,544

TOTAL DIVERSIFIED		$22,203,389
DIVERSIFIED REAL ESTATE ACTIVITIES—0.3%
Ascendas Hospitality Trust	89,000	47,339
CBL & Associates Properties, Inc.	12,383	132,498
FelCor Lodging Trust, Inc.	10,417	66,565
Fortune REIT	142,000	172,109
Hersha Hospitality Trust	6,059	107,971
Hoshino Resorts Real Estate Investment Trust, Inc.	20	117,288
Merlin Properties Socimi SA	41,662	468,323
NewRiver REIT PLC	8,349	31,680
OUE Hospitality Trust	144,800	70,774
Washington Prime Group, Inc.	15,193	159,375

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$1,373,922
FINANCIALS—0.7%
Alstria Office Real Estate Investment Trust AG	13,402	172,941
Bluerock Residential Growth Real Estate Investment Trust, Inc.	2,866	35,538
City Office Real Estate Investment Trust, Inc.#	2,823	35,457
Colony Starwood Homes	4,028	116,852
Crombie Real Estate Investment Trust	2,904	29,293

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	49

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Easterly Government Properties, Inc.	1,697	$32,192
Ichigo Hotel Real Estate Investment Trust Investment Corp.	19	21,651
Independence Realty Trust, Inc.#	3,871	32,245
MGM Growth Properties LLC, Class A#	14,125	371,770
National Storage Affiliates Trust	1,546	30,271
NorthStar Realty Europe Corp.	5,459	53,990
NorthStar Realty Finance Corp.	17,694	256,917
Northview Apartment Real Estate Investment Trust	6,017	89,405
Primary Health Properties PLC	69,959	95,478
Select Income Real Estate Investment Trust	5,131	126,941
Sella Capital Real Estate Ltd.	73,191	127,864
STORE Capital Corp.	9,569	261,138
Vicinity Centres	547,517	1,195,343

TOTAL FINANCIALS		$3,085,286
INDUSTRIALS—2.9%
AIMS AMP Capital Industrial Real Estate
Investment Trust	105,800	104,944
Ascendas Real Estate Investment Trust	606,100	1,032,494
BWP Trust	75,742	171,122
Cache Logistics Trust	136,400	81,374
Cambridge Industrial Trust	183,600	74,562
DCT Industrial Trust, Inc.	20,805	972,634
EastGroup Properties, Inc.	3,668	249,094
First Industrial Realty Trust, Inc.	9,049	238,984
GLP J-Real Estate Investment Trust	545	683,394
Goodman Group	319,201	1,648,721
Granite Real Estate Investment Trust	3,100	97,532
Hansteen Holdings PLC	113,243	149,006
Industria Real Estate Investment Trust	37,595	60,915
Industrial & Infrastructure Fund Investment Corp.	44	232,021
Japan Logistics Fund, Inc.	111	241,433
LaSalle Logiport Real Estate Investment Trust*	144	152,829
Mapletree Industrial Trust	153,200	189,401
Mapletree Logistics Trust	200,500	149,159
Monmouth Real Estate Investment Corp.	6,676	91,261
Nippon Prologis Real Estate Investment Trust, Inc.	625	1,414,251
Prologis, Inc.	73,790	3,848,887
Pure Industrial Real Estate Trust	20,600	82,627
Segro PLC	128,061	685,299
STAG Industrial, Inc.	5,598	129,146
Terreno Realty Corp.	3,822	99,754

Description	Number of Shares	Value
Tritax Big Box Real Estate Investment Trust PLC	113,203	$188,166
Warehouses De Pauw CVA	1,793	165,099

TOTAL INDUSTRIALS		$13,234,109
OFFICE—6.6%
Alexandria Real Estate Equities, Inc.	11,617	1,252,429
Allied Properties Real Estate Investment Trust	4,881	131,223
Axiare Patrimonio SOCIMI SA	7,323	104,184
Befimmo SA	2,636	153,568
Beni Stabili SpA SIIQ	158,634	92,556
Boston Properties, Inc.	12,594	1,517,325
Brandywine Realty Trust	13,995	216,923
Brookfield Canada Office Properties	1,563	30,927
CapitaLand Commercial Trust	255,300	289,019
Champion Real Estate Investment Trust	308,000	175,137
Cofinimmo SA	2,435	285,346
Columbia Property Trust, Inc.	10,597	223,385
Coresite Realty Corp.	2,143	158,025
Corporate Office Properties Trust	7,659	204,419
Cromwell Property Group	176,561	122,222
CyrusOne, Inc.	5,324	237,504
Daiwa Office Investment Corp.	41	231,448
Derwent London PLC	13,913	411,946
Dexus Property Group	153,278	1,042,390
Digital Realty Trust, Inc.	25,589	2,390,780
Douglas Emmett, Inc.	10,974	400,551
Dream Office Real Estate Investment Trust	2,773	34,546
DuPont Fabros Technology, Inc.#	7,917	323,093
Empire State Realty Trust, Inc., Class A	12,558	245,760
Equity Commonwealth*	10,144	306,450
First Potomac Realty Trust	7,451	66,463
Franklin Street Properties Corp.	9,236	106,861
Frasers Commercial Trust	92,900	91,147
GDI Property Group	97,742	72,122
Global One Real Estate Investment Corp.	27	101,955
Government Properties Income Trust#	9,510	182,021
Gramercy Property Trust	34,463	317,749
Great Portland Estates PLC	71,049	516,568
Highwoods Properties, Inc.	16,281	808,026
Hudson Pacific Properties, Inc.	6,933	233,087
ICADE	6,953	499,789
Intervest Offices & Warehouses NV	1,173	31,104
Invesco Office J-Reit, Inc.	127	102,695
Investa Office Fund	72,461	233,713
Japan Excellent, Inc.	157	219,324
Japan Prime Realty Investment Corp.	111	478,950

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

50	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Japan Real Estate Investment Corp.	209	$1,209,717
Keppel Real Estate Investment Trust	227,400	178,161
Kilroy Realty Corp.#	18,760	1,347,531
Lar Espana Real Estate Socimi SA	7,326	52,676
Mack-Cali Realty Corp.	9,666	248,223
MCUBS MidCity Investment Corp.	31	100,801
Mori Hills Real Estate Investment Trust Investment Corp.	465	655,354
Mori Trust Sogo Real Estate Investment Trust, Inc.	135	217,426
New York Real Estate Investment Trust, Inc.	15,268	143,825
Nippon Building Fund, Inc.	166	986,154
Orix JREIT, Inc.	696	1,192,631
Paramount Group, Inc.	22,800	354,540
Parkway, Inc.*	3,891	70,116
Piedmont Office Realty Trust, Inc., Class A	11,569	236,933
Premier Investment Corp.	145	186,798
Prosperity Real Estate Investment Trust	177,000	76,455
QTS Realty Trust, Inc., Class A	15,305	703,418
SIA Real Estate Investment Trust, Inc.	7	24,797
SL Green Realty Corp.	20,103	1,974,517
Spring Real Estate Investment Trust	239,000	100,770
VEREIT, Inc.	204,307	1,920,486
Vornado Realty Trust	30,431	2,823,389
Workspace Group PLC	16,961	130,686

TOTAL OFFICE		$29,578,134
REAL ESTATE OPERATING COMPANIES—0.1%
iStar, Inc.*	3,202	35,638
Life Storage, Inc.	2,871	231,546
Manulife US Real Estate Investment Trust*	37,700	31,668
Mitsui Fudosan Logistics Park, Inc.*	11	35,034
Mucklow (A & J) Group PLC	7,083	38,515
Picton Property Income Ltd.	63,920	55,354
Rexford Industrial Realty, Inc.	2,077	43,742
Schroder Real Estate Investment Trust Ltd.	71,756	49,624

TOTAL REAL ESTATE OPERATING COMPANIES		$521,121
RESIDENTIAL—3.8%
Advance Residence Investment Corp.	166	464,426
Aedifica SA*	1,928	160,005
American Campus Communities, Inc.	10,685	556,795
American Homes 4 Rent, Class A	26,877	567,373
Apartment Investment & Management Co.,
Class A	12,841	565,903
Ascott Residence Trust	110,100	89,821
AvalonBay Communities, Inc.	18,568	3,178,470
Boardwalk Real Estate Investment Trust	2,626	96,363
Camden Property Trust	7,061	575,048

Description	Number of Shares	Value
Canadian Apartment Properties Real Estate
Investment Trust	7,852	$171,640
Comforia Residential Real Estate Investment Trust, Inc.	64	143,965
Education Realty Trust, Inc.#	5,025	214,015
Empiric Student Property PLC	57,542	78,003
Equity Lifestyle Properties, Inc.	6,813	516,698
Equity Residential	53,165	3,282,939
Essex Property Trust, Inc.	5,364	1,148,379
Ichigo Office Real Estate Investment Trust Investment	190	128,092
Ingenia Communities Group	29,203	60,424
InterRent Real Estate Investment Trust	6,334	34,850
Invincible Investment Corp.	577	280,604
Irish Residential Properties Real Estate Investment Trust PLC	48,633	62,730
Japan Rental Housing Investments, Inc.	216	167,041
Kenedix Residential Investment Corp.	44	124,863
Killam Apartment Real Estate Investment Trust	6,336	56,024
Mid-America Apartment Communities, Inc.	5,971	553,810
Milestone Apartments Real Estate Investment Trust	5,028	67,625
Monogram Residential Trust, Inc.	13,147	138,569
NexPoint Residential Trust, Inc.	4,363	81,326
Nippon Accommodations Fund, Inc.	61	276,585
Post Properties, Inc.	4,096	269,476
Silver Bay Realty Trust Corp.	4,617	77,335
Starts Proceed Investment Corp.	17	25,629
Sun Communities, Inc.	16,730	1,287,039
UDR, Inc.	46,923	1,640,897
UMH Properties, Inc.#	3,172	38,445

TOTAL RESIDENTIAL		$17,181,207
RETAIL—9.8%
Acadia Realty Trust	5,779	194,695
AEON Real Estate Investment Trust Investment Corp.	143	173,585
Agree Realty Corp.	998	48,253
Alexander’s, Inc.	247	94,915
Altarea SCA	454	86,718
Brixmor Property Group, Inc.	29,144	740,840
CapitaLand Mall Trust	337,400	502,008
CapitaLand Retail China Trust Management Ltd.	106,300	114,227
Cedar Realty Trust, Inc.	4,681	31,690
Charter Hall Retail Real Estate Investment Trust	43,929	138,680
Choice Properties Real Estate Investment Trust	3,565	35,031

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	51

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
CT Real Estate Investment Trust	5,378	$58,940
DDR Corp.	77,044	1,178,003
Equity One, Inc.	7,174	204,459
Eurocommercial Properties NV	12,982	552,656
Federal Realty Investment Trust	5,713	829,699
Fortune Real Estate Investment Trust	64,000	78,065
Frasers Centrepoint Trust	100,000	149,506
Frontier Real Estate Investment Corp.	68	320,320
Fukuoka Real Investment Trust Corp.	92	159,489
General Growth Properties, Inc.	117,864	2,940,707
Getty Realty Corp.	5,416	123,106
Hammerson PLC	156,368	1,054,588
Immobiliare Grande Distribuzione SIIQ SpA	75,847	58,366
Intu Properties PLC	111,651	376,502
Japan Retail Fund Investment Corp.	668	1,515,374
Kenedix Retail Real Estate Investment Trust Corp.	70	168,876
Kimco Realty Corp.	90,254	2,401,659
Kite Realty Group Trust	6,126	152,721
Klepierre	61,953	2,534,364
Link Real Estate Investment Trust	416,500	2,969,803
Macerich Co. (The)	10,576	748,569
Mapletree Commercial Trust	323,631	355,906
Mercialys SA	5,059	104,795
National Retail Properties, Inc.	11,566	527,641
OneREIT	18,100	47,635
Pennsylvania Real Estate Investment Trust	5,171	100,886
Plaza Retail Real Estate Investment Trust	17,012	64,304
Ramco-Gershenson Properties Trust	6,768	117,357
Realty Income Corp.	20,533	1,216,375
Regency Centers Corp.	18,604	1,340,790
Retail Estates NV	616	51,460
Retail Opportunity Investments Corp.	8,569	172,323
Retail Properties of America, Inc., Class A	23,153	360,492
RioCan Real Estate Investment Trust	20,027	389,401
Saul Centers, Inc.	2,445	147,874
Scentre Group	981,508	3,143,322
Seritage Growth Properties, Class A#	1,349	61,447
Shopping Centres Australasia Property Group	91,238	151,996
Simon Property Group, Inc.	39,504	7,346,164
Smart Real Estate Investment Trust	7,151	178,335
SPH Real Estate Investment Trust	174,000	121,941
Starhill Global Real Estate Investment Trust	199,400	116,809
Tanger Factory Outlet Centers, Inc.	7,218	251,186
Taubman Centers, Inc.	3,868	280,275
Unibail-Rodamco SE	18,573	4,424,327
Urban Edge Properties	7,736	199,666

Description	Number of Shares	Value
Urstadt Biddle Properties, Inc., Class A	1,937	$41,646
Vastned Retail NV	2,651	101,884
Weingarten Realty Investors	9,203	333,241
Wereldhave Belgium NV	322	40,296
Westfield Corp.	285,028	1,929,703

TOTAL RETAIL		$44,455,891
SPECIALIZED—5.6%
ALE Property Group	22,174	72,700
Apple Hospitality REIT, Inc.#	12,942	233,344
Arena Real Estate Investment Trust	24,787	36,485
Ashford Hospitality Prime, Inc.	8,237	106,752
Assura PLC	215,458	155,068
Big Yellow Group PLC	21,406	181,311
Care Capital Properties, Inc.	6,872	182,589
CareTrust Real Estate Investment Trust, Inc.	4,804	67,640
CDL Hospitality Trusts	113,800	109,608
Chatham Lodging Trust	3,458	61,207
Chesapeake Lodging Trust	4,775	103,665
Corrections Corp. of America	4,365	63,074
CubeSmart	29,037	756,994
DiamondRock Hospitality Co.	21,041	192,525
EPR Properties	5,070	368,690
Extra Space Storage, Inc.	10,254	750,080
First Real Estate Investment Trust	92,000	88,280
Folkestone Education Trust	34,756	65,568
Four Corners Property Trust, Inc.	3,714	74,577
Gaming and Leisure Properties, Inc.	39,272	1,289,300
Geo Group, Inc. (The)	1,955	46,842
HCP, Inc.	60,073	2,057,500
Healthcare Realty Trust, Inc.	25,419	810,612
Healthcare Trust of America, Inc., Class A	27,335	836,451
Hospitality Properties Trust	11,737	321,124
Host Hotels & Resorts, Inc.	104,455	1,616,964
Hotel Property Investments	16,887	36,226
Iron Mountain, Inc.	19,469	656,689
Japan Hotel REIT Investment Corp.	421	284,628
Keppel DC REIT	94,900	84,924
LaSalle Hotel Properties	9,210	218,738
LTC Properties, Inc.	3,245	162,607
Medical Properties Trust, Inc.	19,502	271,858
National Health Investors, Inc.	2,804	212,431
National Storage Real Estate Investment Trust	52,550	57,963
New Senior Investment Group, Inc.	6,687	69,679
NorthWest Healthcare Properties Real Estate Investment Trust	7,900	61,843
Omega Healthcare Investors, Inc.#	13,575	432,092
Parkway Life Real Estate Investment Trust	54,000	99,364

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

52	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Pebblebrook Hotel Trust#	16,566	$402,222
Physicians Realty Trust	7,858	155,353
Public Storage	17,176	3,670,855
Regal Real Estate Investment Trust	106,000	28,019
RLJ Lodging Trust	11,139	219,661
Ryman Hospitality Properties, Inc.#	4,403	221,999
Sabra Health Care Real Estate Investment Trust, Inc.	5,836	135,979
Safestore Holdings PLC	65,638	287,862
Senior Housing Properties Trust	19,470	414,127
Summit Hotel Properties, Inc.	6,545	85,020
Sunstone Hotel Investors, Inc.	41,073	515,876
Universal Health Realty Income Trust	969	56,880
Ventas, Inc.	27,556	1,866,919
Vital Healthcare Property Trust	25,389	37,037
Welltower, Inc.	52,948	3,628,527
Xenia Hotels & Resorts, Inc.	12,026	187,726

TOTAL SPECIALIZED		$25,212,054

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $138,822,512)		$156,845,113
RIGHTS—0.0%**
FINANCIALS—0.0%**
Keppel DC REIT*††	26,002	1,682

TOTAL RIGHTS (COST $0)		$1,682

TOTAL REAL ESTATE RELATED SECURITIES (COST $190,975,886)		$214,668,876

	Contracts/ Notional Value
PURCHASED OPTIONS—0.1%
CALL OPTIONS—0.0%**
IRO USD 30Y DUB, Strike Price $2.15, Expiring 6/15/2018	1,100,000	$96,749
PUT OPTIONS—0.1%
3M GBP Libor Option, Strike Price $98.50, Expiring 6/30/2017	53	811
ICE A PUT UK 90 DAY LIBOR, Strike Price $98.50, Expiring 12/21/2016	191	—
IRO USD 10Y MYC, Strike Price $2.72, Expiring 7/16/2018	3,400,000	41,024
IRO USD 10Y MYC, Strike Price $2.77, Expiring 7/16/2018	4,500,000	50,828
IRO USD 1Y CBK, Strike Price $1.20, Expiring 2/13/2017	34,400,000	9,415
IRO USD 1Y CBK, Strike Price $1.25, Expiring 12/27/2016	16,900,000	842
IRO USD 1Y GLM, Strike Price $1.25, Expiring 12/27/2016	32,500,000	1,620

Description	Contracts/ Notional Value	Value
IRO USD 1Y GLM, Strike Price $1.25, Expiring 1/09/2017	32,500,000	$2,576
IRO USD 1Y MYC, Strike Price $1.25, Expiring 2/06/2017	34,500,000	5,506
IRO USD 1Y MYC, Strike Price $1.25, Expiring 2/21/2017	26,700,000	5,881
IRO USD 30Y DUB, Strike Price $2.15, Expiring 6/15/2018	1,100,000	88,044
IRO USD 30Y DUB, Strike Price $2.86, Expiring 10/23/2018	1,500,000	52,565
IRO USD 30Y MYC, Strike Price $2.59, Expiring 12/10/2018	300,000	23,651
IRO USD 30Y MYC, Strike Price $2.60, Expiring 3/29/2019	900,000	53,772
IRO USD 30Y MYC, Strike Price $2.61, Expiring 10/17/2018	1,000,000	49,751
IRO USD 30Y MYC, Strike Price $2.61, Expiring 11/15/2018	300,000	15,410
IRO USD 5Y FBF, Strike Price $3.40, Expiring 12/05/2016	3,800,000	—

TOTAL PUT OPTIONS		$401,696

TOTAL PURCHASED OPTIONS (COST $812,527)		$498,445

	Number of Shares
SHORT-TERM INVESTMENTS—2.2%
MONEY MARKET FUND—2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%^	9,790,315	$9,790,315

TOTAL SHORT-TERM INVESTMENTS (COST $9,790,315)		$9,790,315

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	53

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—0.7%
REPURCHASE AGREEMENTS—0.7%
Citigroup Global Markets, Inc., 0.34%, dated 10/31/16, due 11/01/16, repurchase price $620,254, collateralized by U.S. Government & Treasury Securities 0.00% to 7.50%, maturing 11/15/16 to 11/01/46; total market value of $632,653.	$620,248	$620,248
Daiwa Capital Markets America, 0.34%,dated 10/31/16, due 11/01/16, repurchaseprice $620,254, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/10/16 to 2/01/49; total market value of $632,653.	620,248	620,248
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.31%, dated 10/31/16, due 11/01/16,repurchase price $163,145, collateralized by U.S. Treasury Securities 0.63% to 3.13%,maturing 4/30/18 to 2/15/43; total market value of $166,407.	163,144	163,144
Nomura Securities International, Inc., 0.34%, dated 10/31/16, due 11/01/16,repurchase price $620,254, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/03/16 to 9/20/66; total market value of $632,653.	620,248	620,248
RBC Dominion Securities, Inc., 0.33%, dated 10/31/16, due 11/01/16, repurchase price $620,254, collateralized by U.S. Government Securities & Treasury Securities 1.13% to 7.00%, maturing 7/31/17 to 10/20/46; total market value of $632,653	620,248	620,248
TD Securities (USA) LLC, 0.32%, dated 10/31/16, due 11/01/16, repurchase price $620,254, collateralized by U.S. Government & Treasury Securities 1.38% to 4.50%, maturing 1/31/21 to 1/20/45; total market value of $632,653	620,248	620,248

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,264,384)		$3,264,384

TOTAL INVESTMENTS IN SECURITIES 117.6% (COST $504,848,270)		$531,658,627

	Contracts/ Notional Value
WRITTEN OPTIONS—(0.0%)**
CALL OPTIONS—(0.0%)**
IRO USD 5Y FBF, Strike Price $2.40, Expiring 12/05/2016	(150,000)	$(2,263)
OTC Ecal EUR vs USD JPM, Strike Price $1.15, Expiring 11/16/2016	(346,000)	(36)
OTC Ecal GBP vs USD BRC, Strike Price $1.37, Expiring 11/04/2016	(850,000)	—

Description	Contracts/ Notional Value	Value
OTC Ecal GBP vs USD GLM, Strike Price $1.25, Expiring 11/10/2016	(740,000)	$(1,331)
OTC Ecal USD vs MXN FBF, Strike Price $19.30, Expiring 11/10/2016	(519,000)	(3,824)

TOTAL CALL OPTIONS		$(7,454)
PUT OPTIONS—(0.0%)**
10Y US Future Option, Strike Price $129.00, Expiring 11/25/2016	(22)	(8,594)
3M GBP Libor Option, Strike Price $98.00, Expiring 6/21/2017	(53)	—
ICE A PUT UK 90 DAY LIBOR, Strike Price $98.00, Expiring 12/21/2016	(191)	—
INF FLOOR U.S. YOY, Strike Price $0.00, Expiring 4/10/2020	(8,300,000)	20,345
IRO USD 30Y MYC, Strike Price $2.25, Expiring 10/17/2018	(4,600,000)	(42,424)
IRO USD 5Y BOA, Strike Price $1.95, Expiring 11/04/2016	(1,500,000)	(7,621)
IRO USD 5Y DUB, Strike Price $2.50, Expiring 10/23/2018	(7,500,000)	(49,530)
IRO USD 5Y MYC, Strike Price $2.25, Expiring 11/15/2018	(1,400,000)	(13,678)
IRO USD 5Y MYC, Strike Price $2.25, Expiring 12/10/2018	(1,400,000)	(14,300)
IRO USD 5Y MYC, Strike Price $2.30, Expiring 3/29/2019	(4,300,000)	(49,787)
OTC Eput EUR vs USD SOG, Strike Price $1.10, Expiring 11/16/2016	(900,000)	(7,814)

TOTAL PUT OPTIONS		$(173,403)
PUT SWAPTIONS—(0.0%)**
INF CAP U.S. 10Y GLM, Strike Price $3.00, Expiring 6/22/2035	(600,000)	(4,247)
INF CAP U.S. 10Y JPM, Strike Price $4.00, Expiring 4/22/2024	(1,300,000)	(541)
INF CAP U.S. 10Y JPM, Strike Price $4.00, Expiring 5/16/2024	(100,000)	(45)
INF CAP U.S. YOY JPM, Strike Price $3.00, Expiring 4/10/2020	(8,300,000)	40,015
INF FLOOR U.S. YOY JPM, Strike Price $0.02, Expiring 3/24/2020	(2,300,000)	(16,811)
INF FLOOR USD, Strike Price $216.69, Expiring 4/07/2020	(2,600,000)	(294)

TOTAL PUT SWAPTIONS		$18,077

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(479,923))		$(162,780)

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

54	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Value
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 117.6%	$531,495,847
COLLATERAL FOR SECURITIES ON LOAN – (0.7%)	(3,264,384)
OTHER LIABILITIES LESS ASSETS – (16.9%)	(76,373,549)

TOTAL NET ASSETS – 100.0%	$451,857,914

Cost of investments for Federal income tax purposes is $ 517,976,162. The net unrealized appreciation/(depreciation) of investments was $ 13,682,465. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $ 33,532,635 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,850,170.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	55

Wilmington Multi-Manager Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$5,836,768	$—	$5,836,768
Certificates of Deposit	—	5,008,343	—	5,008,343
Corporate Bonds	—	13,749,938	—	13,749,938
Foreign Government Inflation-Linked Securities	—	10,002,547	—	10,002,547
Foreign Government Securities	—	17,343,691	—	17,343,691
Investment Companies	45,398,083	—	—	45,398,083
Mortgage-Backed Securities	—	8,747,619	—	8,747,619
U.S. Government Inflation-Linked Securities	—	183,633,939	—	183,633,939
U.S. Treasury	—	13,715,679	—	13,715,679
Real Estate Related Securities
Common Stocks	57,463,917	—	—	57,463,917
Investment Companies	284,214	—	—	284,214
Preferred Stock	73,950	—	—	73,950
Real Estate Investment Trusts	156,845,113	—	—	156,845,113
Rights	—	1,682	—	1,682
Purchased Options	—	498,445	—	498,445
Short-Term Investments
Money Market Fund	9,790,315	—	—	9,790,315
Repurchase Agreements	—	3,264,384	—	3,264,384

Total Investments in Securities	269,855,592	261,803,035	—	531,658,627

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$750,849	$—	$750,849
Financial Futures Contracts	599,970	—	—	599,970
Credit Default Swaps	—	44,713	—	44,713
Interest Rate Swaps	—	437,460	—	437,460

Total Assets	270,455,562	263,036,057	—	533,491,619

Liabilities
Other Financial Instruments!
Written Options	$—	$(162,780)	$—	$(162,780)
Forward Foreign Currency Contracts	—	(1,468,987)	—	(1,468,987)
Financial Futures Contracts	(108,683)	—	—	(108,683)
Credit Default Swaps	—	(855)	—	(855)
Interest Rate Swaps	—	(1,321,604)	—	(1,321,604)

Total Liabilities	$(108,683)	$(2,954,226)	$—	$(3,062,909)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments. Financial futures contracts, credit default swaps, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and written options are reported at their market value at period end.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

56	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
Δ	Floating rate note with current rate andstated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
^	7-Day net yield.
*	Non-income producing security.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2016, the value of these securities amounted to $248,982 representing 0.06% of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2016, these liquid restricted securities amounted to $6,908,238 representing 1.53% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

CDX—Markit CDX Index

INF—Inflation

IRO—Interest Rate Option

LLC—Limited Liability Corporation

LP—Limited Partnership

MTN—Medium Term Note

NA—National Association

OAT—Obligations Assimilables

OTC—Over The Counter

PLC—Public Limited Company

REIT—Real Estate Investment Trust

YOY—Year Over Year

The following Counter Parties acronyms are used throughout this Fund:

BOA—Bank of America NA

BRC—Barclays Bank PLC

CBK—Citibank NA

DUB—Deutsche Bank AG

FBF—Credit Suisse International

GLM—Goldman Sachs Bank USA

ICE—Intercontinental Exchange, Inc.

JPM—JP Morgan Chase Bank, N.A.

MYC—Morgan Stanley Capital Services Inc.

SOG—Societe Generale

Currency Code	Currency
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar

At October 31, 2016, the Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/1/2016	Citigroup Global Markets	80,000,000 Japanese Yen	$760,312	$762,850	$2,538
11/1/2016	Citigroup Global Markets	50,000,000 Japanese Yen	475,376	476,781	1,405
11/1/2016	Citigroup Global Markets	50,000,000 Japanese Yen	475,511	476,781	1,270
11/1/2016	Brown Brothers Harriman & Co.	16,732,329 Japanese Yen	159,552	159,554	2
11/1/2016	Banco Santander Brasil	6,641,107 Brazilian Real	2,084,400	2,080,547	(3,853)
11/1/2016	Barclays Bank International	2,229,644 Mexican Peso	119,000	117,964	(1,036)
11/1/2016	Brown Brothers Harriman & Co.	539,260 Swedish Krona	59,898	59,705	(193)
11/2/2016	JP Morgan Chase Bank, N.A.	243,744,373 Japanese Yen	2,322,171	2,324,252	2,081
11/2/2016	Banc of America Securities	3,702,000 Euro	4,040,733	4,063,889	23,156
11/2/2016	Goldman Sachs Bank USA	2,863,000 New Zealand Dollar	2,045,332	2,047,325	1,993
11/2/2016	Societe Generale Securities	2,318,000 Pound Sterling	2,833,060	2,837,244	4,184
11/2/2016	Goldman Sachs Bank USA	756,000 Euro	833,017	829,902	(3,115)
11/2/2016	Citigroup Global Markets	200,000 Pound Sterling	255,253	244,801	(10,452)

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	57

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED (continued)
11/2/2016	Barclays Bank International	162,000 Pound Sterling	$198,292	$198,289	$(3)
11/2/2016	Banc of America Securities	125,000 Euro	136,570	137,219	649
11/2/2016	Brown Brothers Harriman & Co.	51,236 Swedish Krona	5,681	5,673	(8)
11/2/2016	Goldman Sachs Bank USA	17,000 Australian Dollar	12,812	12,932	120
11/3/2016	Goldman Sachs Bank USA	116,341 Brazilian Real	36,000	36,414	414
11/10/2016	Barclays Bank International	61,223,520 Indian Rupee	903,802	915,339	11,537
11/10/2016	JP Morgan Chase Bank, N.A.	11,660,080 Taiwan Dollar	368,000	369,561	1,561
11/10/2016	JP Morgan Chase Bank, N.A.	9,094,830 Taiwan Dollar	289,000	288,257	(743)
11/10/2016	Credit Suisse International	8,904,595 Taiwan Dollar	283,000	282,227	(773)
11/10/2016	Deutsche Bank AG	2,755,290 Taiwan Dollar	87,000	87,328	328
12/15/2016	Credit Suisse International	19,025,820 Russian Ruble	297,000	296,428	(572)
12/15/2016	JP Morgan Chase Bank, N.A.	10,193,490 Russian Ruble	159,000	158,818	(182)
1/3/2017	Barclays Bank International	160,834 Danish Krone	24,000	23,812	(188)
1/4/2017	Deutsche Bank AG	6,800,000 Brazilian Real	2,095,009	2,087,812	(7,197)
1/4/2017	JP Morgan Chase Bank, N.A.	2,300,000 Brazilian Real	695,074	706,172	11,098
1/17/2017	Goldman Sachs Bank USA	60,687,600 Indian Rupee	897,281	898,181	900
CONTRACTS SOLD
11/1/2016	Banco Santander Brasil	6,669,000 Brazilian Real	2,093,155	2,089,286	3,869
11/1/2016	Credit Suisse International	2,231,250 Mexican Peso	119,000	118,049	951
11/1/2016	Brown Brothers Harriman & Co.	15,503 Pound Sterling	18,893	18,976	(83)
11/2/2016	Citigroup Global Markets	242,300,000 Japanese Yen	2,391,197	2,310,480	80,717
11/2/2016	Goldman Sachs Bank USA	4,540,000 Euro	5,095,548	4,983,808	111,740
11/2/2016	HSBC Bank USA, N.A.	2,569,000 Pound Sterling	3,347,523	3,144,470	203,053
11/2/2016	JP Morgan Chase Bank, N.A.	2,467,000 New Zealand Dollar	1,794,319	1,764,147	30,172
11/2/2016	Barclays Bank International	1,444,373 Japanese Yen	14,000	13,773	227
11/2/2016	JP Morgan Chase Bank, N.A.	1,211,000 Australian Dollar	928,362	921,206	7,156
11/2/2016	JP Morgan Chase Bank, N.A.	396,000 New Zealand Dollar	279,165	283,179	(4,014)
11/2/2016	Goldman Sachs Bank USA	63,000 Pound Sterling	76,552	77,112	(560)
11/2/2016	Goldman Sachs Bank USA	48,000 Pound Sterling	58,628	58,753	(125)
11/2/2016	Barclays Bank International	43,000 Euro	47,570	47,204	366
11/2/2016	Barclays Bank International	15,898 Canadian Dollar	12,000	11,853	147
11/3/2016	Goldman Sachs Bank USA	116,341 Brazilian Real	36,573	36,448	125
11/10/2016	Goldman Sachs Bank USA	60,687,600 Indian Rupee	906,056	907,327	(1,271)
11/10/2016	Goldman Sachs Bank USA	32,368,350 Taiwan Dollar	1,013,570	1,025,900	(12,330)
11/10/2016	Credit Suisse International	1,715,887 South African Rand	122,458	127,004	(4,546)
11/10/2016	JP Morgan Chase Bank, N.A.	535,920 Indian Rupee	8,000	8,012	(12)
11/14/2016	Banc of America Securities	160,000,000 Japanese Yen	1,583,625	1,526,395	57,230
12/2/2016	JP Morgan Chase Bank, N.A.	243,744,373 Japanese Yen	2,324,517	2,326,802	(2,285)
12/2/2016	Banc of America Securities	3,702,000 Euro	4,045,601	4,069,230	(23,629)
12/2/2016	Goldman Sachs Bank USA	2,863,000 New Zealand Dollar	2,042,963	2,044,673	(1,710)
12/2/2016	Societe Generale Securities	2,318,000 Pound Sterling	2,834,566	2,839,067	(4,501)
12/2/2016	Banc of America Securities	61,000 Pound Sterling	74,114	74,712	(598)
12/19/2016	Citigroup Global Markets	180,000,000 Japanese Yen	1,767,131	1,720,022	47,109
1/3/2017	Banc of America Securities	15,200,000 Danish Krone	2,297,548	2,250,418	47,130
1/3/2017	Citigroup Global Markets	1,610,000 Danish Krone	236,420	238,366	(1,946)
1/3/2017	HSBC Bank USA, N.A.	1,414,000 Danish Krone	216,480	209,348	7,132
1/3/2017	JP Morgan Chase Bank, N.A.	715,000 Danish Krone	105,316	105,858	(542)
1/3/2017	Citigroup Global Markets	315,000 Danish Krone	47,621	46,637	984
1/3/2017	HSBC Bank USA, N.A.	205,000 Danish Krone	30,842	30,351	491

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

58	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
1/4/2017	JP Morgan Chase Bank, N.A.	6,800,000 Brazilian Real	$1,599,624	$2,087,812	$(488,188)
1/4/2017	Goldman Sachs Bank USA	6,800,000 Brazilian Real	1,590,867	2,087,812	(496,945)
1/4/2017	Deutsche Bank AG	2,200,000 Brazilian Real	505,481	675,469	(169,988)
1/4/2017	Deutsche Bank AG	500,000 Brazilian Real	118,546	153,516	(34,970)
1/10/2017	Citigroup Global Markets	250,000,000 Japanese Yen	2,426,412	2,391,458	34,954
1/24/2017	Citigroup Global Markets	385,633,055 Colombian Peso	120,945	126,702	(5,757)
1/24/2017	Barclays Bank International	231,738,000 Colombian Peso	78,000	76,139	1,861
2/6/2017	Citigroup Global Markets	80,000,000 Japanese Yen	763,370	766,085	(2,715)
2/6/2017	Citigroup Global Markets	50,000,000 Japanese Yen	477,409	478,803	(1,394)
2/6/2017	Citigroup Global Markets	50,000,000 Japanese Yen	477,286	478,803	(1,517)
2/13/2017	Banc of America Securities	24,473,000 Mexican Peso	1,303,435	1,279,655	23,780
2/13/2017	HSBC Bank USA, N.A.	2,488,426 Mexican Peso	129,886	130,116	(230)
2/15/2017	Barclays Bank International	18,404,841 Chinese Yuan Renminbi	2,703,771	2,707,908	(4,137)
4/3/2017	Banc of America Securities	1,013,700 Danish Krone	153,871	150,742	3,129
4/3/2017	Banc of America Securities	715,300 Danish Krone	108,297	106,369	1,928
4/4/2017	JP Morgan Chase Bank, N.A.	4,100,000 Brazilian Real	1,189,268	1,227,834	(38,566)
4/4/2017	JP Morgan Chase Bank, N.A.	4,100,000 Brazilian Real	1,180,196	1,227,834	(47,638)
4/4/2017	JP Morgan Chase Bank, N.A.	3,700,000 Brazilian Real	1,060,521	1,108,044	(47,523)
7/3/2017	Barclays Bank International	505,000 Danish Krone	77,036	75,443	1,593
10/2/2017	HSBC Bank USA, N.A.	5,780,000 Danish Krone	885,145	867,503	17,642
10/2/2017	JP Morgan Chase Bank, N.A.	625,000 Danish Krone	95,791	93,804	1,987
10/3/2017	HSBC Bank USA, N.A.	922,000 Danish Krone	140,527	138,387	2,140
1/3/2018	Deutsche Bank AG	7,600,000 Brazilian Real	2,139,838	2,161,916	(22,078)
1/3/2018	JP Morgan Chase Bank, N.A.	2,600,000 Brazilian Real	718,728	739,602	(20,874)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(718,138)

At October 31, 2016, the Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
10—Year U.S Treasury Note Futures	December 2016	93	$12,141,975	$12,055,125	$(86,850)
5—Year U.S Treasury Note Futures	December 2016	28	3,401,654	3,382,312	(19,342)
Euro—Bund Futures	December 2016	1	178,278	176,349	(1,929)
SHORT POSITIONS:
10—Year Japanese Treasury Bond Futures (OSE)	December 2016	2	$2,982,239	$2,980,718	$1,521
2—Year U.S Treasury Note Futures	December 2016	127	27,725,964	27,703,859	22,105
90—Day EURODollar Futures	December 2016	31	7,676,200	7,676,762	(562)
Euro—BTP Futures	December 2016	1	159,741	154,636	5,105
Euro—OAT Bond Futures	December 2016	17	3,016,629	2,970,673	45,956
GBP Long Gilt Futures	December 2016	27	4,688,888	4,486,683	202,205
U.S Treasury Long Bond Futures	December 2016	40	6,831,828	6,508,750	323,078
NET UNREALIZED APPRECIATION (DEPRECIATION) ON
FINANCIAL FUTURES CONTRACTS					$491,287

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	59

Wilmington Multi-Manager Real Asset Fund (continued)

At October 31, 2016, the Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CENTRALLY CLEARED
Chicago Mercantile Exchange#	6/15/18	$1,200,000	1.25%	3 Month USD LIBOR	$3,774	$5,605	$(1,831)
Chicago Mercantile Exchange#	12/16/20	2,000,000	2.00%	3 Month USD LIBOR	(58,704)	(48,929)	(9,775)
Chicago Mercantile Exchange#	12/21/21	7,300,000	1.50%	3 Month USD LIBOR	(42,695)	(115,809)	73,114
Chicago Mercantile Exchange#	12/16/22	700,000	2.25%	3 Month USD LIBOR	33,202	4,860	28,342
Chicago Mercantile Exchange#	10/02/25	1,100,000	2.35%	3 Month USD LIBOR	(64,663)	—	(64,663)
Chicago Mercantile Exchange#	10/28/25	10,400,000	2.80%	3 Month USD LIBOR	(384,460)	(65,526)	(318,934)
Chicago Mercantile Exchange#	2/22/26	7,200,000	2.50%	3 Month USD LIBOR	(152,532)	—	(152,532)
Chicago Mercantile Exchange#	3/16/26	4,250,000	2.40%	3 Month USD LIBOR	(69,000)	—	(69,000)
Chicago Mercantile Exchange#	4/21/26	2,300,000	2.30%	3 Month USD LIBOR	(25,544)	—	(25,544)
Chicago Mercantile Exchange#	4/27/26	2,800,000	2.30%	3 Month USD LIBOR	(30,855)	—	(30,855)
London Clearing House#	6/15/26	1,300,000	2.25%	3 Month USD LIBOR	(68,880)	(77,948)	9,068
Chicago Mercantile Exchange#	7/27/26	2,300,000	2.00%	3 Month USD LIBOR	9,122	—	9,122
Chicago Mercantile Exchange*	7/27/26	850,000	1.85%	3 Month USD LIBOR	9,192	—	9,192
London Clearing House*	12/21/26	8,000,000	1.75%	3 Month USD LIBOR	(31,709)	(175,387)	143,678
Chicago Mercantile Exchange#	12/21/46	890,000	2.25%	3 Month USD LIBOR	(33,312)	(98,125)	64,813
Chicago Mercantile Exchange#	9/18/23	140,000,000	1.00%	6 Month JPY LIBOR	(92,067)	(9,264)	(82,803)
Chicago Mercantile Exchange#	9/18/23	120,000,000	1.00%	6 Month JPY LIBOR	(78,914)	(6,099)	(72,815)
Chicago Mercantile Exchange#	3/20/24	60,000,000	1.00%	6 Month JPY LIBOR	(41,863)	(21,678)	(20,185)
London Clearing House*	6/15/31	900,000	0.82%	UK RPI All Items NSA	(119,788)	(104,556)	(15,232)
London Clearing House*	10/15/31	840,000	0.82%	UK RPI All Items NSA	(2,328)	—	(2,328)
London Clearing House*	10/15/31	420,000	0.82%	UK RPI All Items NSA	(10,267)	—	(10,267)
					$(1,252,291)	$(712,856)	$(539,435)
OVER THE COUNTER
JP Morgan Chase Bank, N.A.*	10/15/17	$600,000	0.58%	Eurostat Eurozone HICP Ex Tobacco	$(1,674)	$—	$(1,674)
Deutsche Bank AG*	10/15/17	600,000	0.58%	Eurostat Eurozone HICP Ex Tobacco	(1,674)	(804)	(870)
Citibank NA#	5/15/18	2,000,000	0.83%	Eurostat Eurozone HICP Ex Tobacco	(11,278)	—	(11,278)
Citibank NA*	8/15/18	400,000	6.56%	Eurostat Eurozone HICP Ex Tobacco	(1,597)	(325)	(1,272)
Citibank NA*	10/15/18	600,000	0.65%	Eurostat Eurozone HICP Ex Tobacco	(1,678)	—	(1,678)
Societe Generale Securities*	10/15/18	600,000	0.68%	Eurostat Eurozone HICP Ex Tobacco	(2,291)	162	(2,453)
Citibank NA*	5/15/21	1,500,000	0.88%	Eurostat Eurozone HICP Ex Tobacco	8,638	—	8,638
Citibank NA#	5/15/26	400,000	1.18%	Eurostat Eurozone HICP Ex Tobacco	(899)	(64)	(835)
Goldman Sachs Bank USA*	8/15/26	600,000	1.14%	France CPI EX Tobacco	(8,411)	—	(8,411)
Royal Bank of Scotland PLC*	8/15/26	400,000	1.14%	France CPI EX Tobacco	(5,607)	133	(5,740)
Goldman Sachs Group, Inc.#	4/15/30	1,100,000	3.20%	UK RPI All Items NSA	(61,878)	—	(61,878)
Goldman Sachs Group, Inc.#	5/15/30	350,000	3.32%	UK RPI All Items NSA	(10,421)	—	(10,421)
Bank of America NA*	4/08/35	600,000	3.31%	UK RPI All Items NSA	(48,290)	—	(48,290)
Credit Suisse International#	4/15/35	700,000	3.34%	UK RPI All Items NSA	(48,544)	346	(48,890)
JP Morgan Chase Bank*	1/01/17	1,900,000	1.33%	US Urban Consumers NSA	(5,892)	—	(5,892)
JP Morgan Chase Bank*	1/15/17	1,000,000	1.41%	US Urban Consumers NSA	(2,854)	—	(2,854)
Goldman Sachs Group, Inc.#	2/12/17	500,000	2.42%	US Urban Consumers NSA	(25,011)	—	(25,011)
JP Morgan Chase Bank*	4/15/17	1,600,000	2.00%	US Urban Consumers NSA	(4,368)	—	(4,368)
RBS Securities, Inc.*	7/15/17	2,400,000	2.25%	US Urban Consumers NSA	(126,439)	35	(126,474)
Citibank NA*	7/15/17	200,000	2.25%	US Urban Consumers NSA	(10,537)	7	(10,544)
Bank of America NA*	10/16/17	200,000	1.01%	US Urban Consumers NSA	1,996	—	1,996
Bank of America NA*	5/23/18	100,000	1.58%	US Urban Consumers NSA	226	—	226
Bank of America NA*	6/07/18	300,000	1.57%	US Urban Consumers NSA	736	—	736
Bank of America NA*	11/23/20	2,400,000	1.57%	US Urban Consumers NSA	25,001	—	25,001

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

60	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank, N.A.#	7/26/21	500,000	1.55%%	US Urban Consumers NSA	$8,497	$—	$8,497
JP Morgan Chase Bank, N.A.*	7/26/21	500,000	1.73%	US Urban Consumers NSA	(3,985)	—	(3,985)
JP Morgan Chase Bank#	9/12/21	460,000	1.60%	US Urban Consumers NSA	5,927	—	5,927
Deutsche Bank AG*	5/12/25	2,800,000	2.06%	US Urban Consumers NSA	49,110	—	49,110
Morgan Stanley Capital Services LLC#	7/18/26	500,000	1.79%	US Urban Consumers NSA	(12,052)	—	(12,052)
Morgan Stanley Capital Services LLC#	7/19/26	800,000	1.81%	US Urban Consumers NSA	(17,418)	—	(17,418)
Morgan Stanley Capital Services LLC*	7/20/26	500,000	1.81%	US Urban Consumers NSA	(11,342)	—	(11,342)
JP Morgan Chase Bank*	9/12/26	460,000	1.80%	US Urban Consumers NSA	(9,927)	—	(9,927)
JP Morgan Chase Bank*	9/15/26	300,000	1.78%	US Urban Consumers NSA	(7,194)	(308)	(6,886)
Morgan Stanley Capital Services LLC*	9/20/26	200,000	1.80%	US Urban Consumers NSA	(4,397)	—	(4,397)
					$(345,527)	$(818)	$(344,709)
NET UNREALIZED (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS					$(1,597,818)	$(713,674)	$(884,144)

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	61

Wilmington Multi-Manager Real Asset Fund (continued)

At October 31, 2016, the Real Asset Fund had open credit default swap contracts as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity /Obligation	Implied Credit Spread at October 31, 2016 (b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CENTRALLY CLEARED
Intercontinental
Exchange###	12/20/21	$1,600,000	5.00%	CDX HY27 5Y ICE	4.24%	$(53,752)	$(60,044)	$6,292
Intercontinental
Exchange###	6/20/21	1,000,000	1.00%	CDX IG26 5Y ICE	0.72%	(12,636)	(11,781)	(855)
						$(66,388)	$(71,825)	$5,437
OVER THE COUNTER
Deutsche Bank AG##	6/20/21	$100,000	1.00%	BRAZIL LA SP DUB	2.96%	$(6,248)	$(8,147)	$1,899
Credit Suisse International##	6/20/21	200,000	1.00%	BRAZIL LA SP FBF	2.59%	(12,496)	(13,344)	848
HSBC Bank USA,N.A.##	6/20/21	200,000	1.00%	BRAZIL LA SP HUS	2.59%	(12,496)	(13,384)	888
JP Morgan Chase Bank, N.A.##	6/20/21	100,000	1.00%	BRAZIL LA SP JPM	2.60%	(6,248)	(6,732)	484
Deutsche Bank AG##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8 SP DUB	1.18%	(7,994)	(20,528)	12,534
Goldman Sachs International##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8 SPGST	1.17%	(7,994)	(25,691)	17,697
Barclays Bank PLC##	6/20/21	100,000	1.00%	COLOMBIA LA SP BRC	1.09%	(2,455)	(2,989)	534
Goldman Sachs International##	12/20/21	100,000	1.00%	COLOMBIA LA SP GST	1.76%	(3,465)	(3,612)	147
HSBC Bank USA,N.A.##	6/20/21	100,000	1.00%	COLOMBIA LA SP HUS	1.71%	(2,455)	(3,075)	620
HSBC Bank USA,N.A.##	12/20/21	100,000	1.00%	COLOMBIA LA SP HUS	1.74%	(3,465)	(3,543)	78
Deutsche Bank AG##	6/20/21	200,000	1.00%	MEXICO LA SP DUB	1.53%	(3,374)	(4,569)	1,195
JP Morgan Chase Bank, N.A.##	6/20/21	100,000	1.00%	RUSSIA EM SP JPM	2.37%	(4,407)	(5,808)	1,401
Bank of America NA##	12/20/16	30,000	1.00%	VOLKSWAGEN INTL SNR SP BOA	1.72%	74	(22)	96
						$(73,023)	$(111,444)	$38,421
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS						$(139,411)	$(183,269)	$43,858

*	Portfolio pays the fixed rate and receives the floating rate.
#	Portfolio pays the floating rate and receives the fixed rate.
##	The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
###	The Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(a)	“Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	“Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

62	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

(c)	“Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

63

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Conservative Fund

At October 31, 2016, the Fund’s portfolio composition was as follows (unaudited):

Percentage of
Investment Companies:	Total Net Assets
Debt Funds	60.7%
Equity Funds	19.0%
Exchange-Traded Funds	10.7%
Alternative Investment Funds	7.6%
Money Market Fund	1.9%
Other Assets and Liabilities – Net[1]	0.1%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

	Number of
Description	Shares	Value
INVESTMENT COMPANIES—98.0%
ALTERNATIVE INVESTMENT FUNDS—7.6%
AQR Managed Futures Strategy Fund, Class I	155,401	$1,518,265
Blackstone Alternative Multi-Strategy, Class Y	53,725	543,696
Legg Mason BW Absolute Return Opportunities Fund, Class I	45,395	536,566

TOTAL ALTERNATIVE INVESTMENT FUNDS		$2,598,527
DEBT FUNDS—60.7%
Fidelity Focused High Income	208,976	1,776,291
FPA New Income, Inc.	166,169	1,663,349
Wilmington Broad Market Bond Fund, Class I§	695,744	6,825,245
Wilmington Intermediate-Term Bond Fund, Class I§	1,052,650	10,558,081

TOTAL DEBT FUNDS		$20,822,966
EQUITY FUNDS—19.0%
Diamond Hill Large Cap Fund, Class Y	27,313	629,023
Federated International Strategic Value Dividend Fund, Class I	97,436	342,977
Janus Enterprise Fund, Class I	5,913	549,449
LSV Value Equity Fund, Class I	26,332	634,336
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	14,762	577,946
T Rowe Price Institutional Large-Cap Growth Fund, Class I	20,551	595,160
Touchstone Small Cap Growth Fund, Class Y	31,004	167,109

	Number of
Description	Shares	Value
Victory Integrity Small-Cap Value Fund, Class Y	5,536	$180,363
Wilmington Large-Cap Strategy Fund, Class I§	83,356	1,453,722
Wilmington Multi-Manager International Fund, Class I§	195,536	1,398,082

TOTAL EQUITY FUNDS		$6,528,167
EXCHANGE-TRADED FUNDS—10.7
iShares Cohen & Steers REIT ETF	4,950	489,258
iShares Core MSCI Emerging Markets ETF	11,775	531,523
iShares Russell Mid-Cap Value ETF	5,525	413,933
iShares TIPS ETF	10,697	1,239,354
SPDR Dow Jones International Real Estate ETF	16,760	653,305
Vanguard Small-Cap ETF	2,875	337,008

TOTAL EXCHANGE-TRADED FUNDS		$3,664,381

TOTAL INVESTMENT COMPANIES
(COST $32,739,450)		$33,614,041

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

64	PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

	Number of
Description	Shares	Value
MONEY MARKET FUND—1.9%
Dreyfus Government Cash Management
Fund, Institutional Shares, 0.28%^	668,682	$668,682

TOTAL MONEY MARKET FUND (COST $668,682)		$668,682

Description	Value
TOTAL INVESTMENTS – 99.9% (COST $33,408,132)	$34,282,723
OTHER ASSETS LESS LIABILITIES – 0.1%	19,254

TOTAL NET ASSETS – 100.0%	$34,301,977

Cost of investments for Federal income tax purposes is $33,775,311. The net unrealized appreciation/(depreciation) of investments was $507,412. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,117,059 and net unrealized depreciation from investments for those securities having an excess of cost over value of $609,647.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$33,614,041	$—	$—	$33,614,041
Money Market Fund	668,682	—	—	668,682

Total	$34,282,723	$—	$—	$34,282,723

^	7-Day net yield.
§	Affiliated company. See Note 5 in Notes to Financial Statements.

The following acronyms are used throughout this Fund:

ETF—Exchange Traded Fund

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depository Receipts

TIPS—Treasury Inflation Protected Security

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

65

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Moderate Fund

At October 31, 2016, the Fund’s portfolio composition was as follows (unaudited):

Percentage of
Investment Companies:	Total Net Assets
Equity Funds	48.9%
Exchange-Traded Funds	14.6%
Debt Funds	9.5%
Alternative Investment Funds	6.7%
U.S. Treasury	7.1%
Corporate Bonds	6.6%
Mortgage-Backed Securities	4.6%
Collateralized Mortgage Obligations	0.5%
Enhanced Equipment Trust Certificates	0.2%
Cash Equivalents[1]	2.3%
Other Assets and Liabilities – Net[2]	(1.0)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.
(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

	Number of
Description	Shares	Value
INVESTMENT COMPANIES—79.7%
ALTERNATIVE INVESTMENT FUNDS—6.7%
AQR Managed Futures Strategy Fund, Class I	202,730	$1,980,670
Blackstone Alt Multi-Strategy, Class Y	45,029	455,693
Legg Mason BW Absolute Return Opportunities Fund, Class I	38,569	455,885

TOTAL ALTERNATIVE INVESTMENT FUNDS		$2,892,248
DEBT FUNDS—9.5%
Fidelity Focused High Income	267,067	2,270,066
FPA New Income, Inc.	183,278	1,834,611

TOTAL DEBT FUNDS		$4,104,677
EQUITY FUNDS—48.9%
Diamond Hill Large Cap Fund, Class Y	83,364	1,919,883
Federated International Strategic Value Dividend Fund, Class I	327,918	1,154,272
Janus Enterprise Fund, Class I	16,063	1,492,773
LSV Value Equity Fund, Class I	80,358	1,935,832
Morgan Stanley Institutional Fund, Inc.—Growth Portfolio, Class I	42,956	1,681,722

	Number of
Description	Shares	Value
T Rowe Price Institutional Large-Cap Growth Fund, Class I	56,156	$1,626,277
Touchstone Small Cap Growth Fund, Class Y	139,427	751,509
Victory Integrity Small-Cap Value Fund, Class Y	24,896	811,112
Wilmington Large-Cap Strategy Fund, Class I§	240,973	4,202,565
Wilmington Multi-Manager International Fund, Class I§	783,454	5,601,695

TOTAL EQUITY FUNDS		$21,177,640
EXCHANGE-TRADED FUNDS—14.6
%iShares Cohen & Steers REIT ETF#	6,325	625,163
iShares Core MSCI Emerging	17,075	770,766
iShares Russell Mid-Cap Value ETF	14,125	1,058,245
iShares TIPS ETF	13,600	1,575,696
SPDR Dow Jones International Real Estate ETF	21,125	823,453
Vanguard Small-Cap ETF	12,550	1,471,111

TOTAL EXCHANGE-TRADED FUNDS		$6,324,434

TOTAL INVESTMENT COMPANIES (COST $32,169,944)		$34,498,999

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

66	PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.4%
Series 1988-23, Class C, 9.75%, 9/25/18	$268	$284
Series 2012-114, Class VM, 3.50%, 10/25/25	146,356	156,384

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$156,668
WHOLE LOAN—0.1%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.95%, 2/25/34Δ	30,543	30,450
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.30%, 11/25/35Δ	16,341	15,296

TOTAL WHOLE LOAN		$45,746

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $210,478)		$202,414
CORPORATE BONDS—6.6%
AEROSPACE & DEFENSE—0.0%**
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	21,000	21,022
BEVERAGES—0.2%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	20,000	22,999
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.00%, 1/15/20	10,000	10,057
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.70%, 11/15/22	40,000	40,950

TOTAL BEVERAGES		$74,006
BIOTECHNOLOGY—0.1%
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	25,000	25,546
Celgene Corp., Sr. Unsecured, 4.63%, 5/15/44	40,000	40,424

TOTAL BIOTECHNOLOGY		$65,970
CAPITAL MARKETS—0.1%
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	38,000	40,746
Charles Schwab Corp. (The), Sr. Unsecured, 2.20%, 7/25/18	15,000	15,225

TOTAL CAPITAL MARKETS		$55,971
COMMERCIAL BANKS—0.9%
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	50,000	50,221
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	20,044
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	30,000	30,632
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	100,000	103,523
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	35,000	35,035

Description	Par Value	Value
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	$20,000	$21,512
HSBC USA, Inc., Sr. Unsecured, 2.63%, 9/24/18	40,000	40,703
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	30,000	31,084
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	40,000	40,085
Wells Fargo & Co., Series M, Subordinated, 3.45%, 2/13/23	35,000	35,997

TOTAL COMMERCIAL BANKS		$408,836
COMMERCIAL FINANCE—0.2%
General Electric Capital Corp., Sr. Unsecured, MTN, 2.30%, 4/27/17#	70,000	70,440
COMPUTERS—0.1%
Apple, Inc., Sr. Unsecured, 1.05%, 5/05/17	45,000	45,063
CONSUMER FINANCE—0.1%
American Express Co., Sr. Unsecured, FRN, 1.40%, 5/22/18Δ	30,000	30,075
DIVERSIFIED FINANCIAL SERVICES—0.4%
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	128,373
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	10,000	10,571
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	18,000	18,653

TOTAL DIVERSIFIED FINANCIAL SERVICES		$157,597
ELECTRIC—0.4%
Appalachian Power Co., Sr. Unsecured, 5.00%, 6/01/17	35,000	35,716
DTE Energy Co., Sr. Unsecured, 3.85%, 12/01/23	10,000	10,814
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	90,000	99,365
Pacific Gas & Electric Co., Sr. Unsecured, 3.75%, 2/15/24#	20,000	21,691

TOTAL ELECTRIC		$167,586
ELECTRONICS—0.0%**
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	20,000	20,952
ENVIRONMENTAL CONTROL—0.1%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	35,000	37,108
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	25,000	26,851

TOTAL ENVIRONMENTAL CONTROL		$63,959
FOREST PRODUCTS & PAPER—0.1%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	35,000	38,898

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	67

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 3.15%, 4/01/22	$35,000	$35,900
HEALTH CARE PROVIDERS & SERVICES—0.1%
Aetna, Inc., Sr. Unsecured, 4.38%, 6/15/46	20,000	20,419
UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	25,545

TOTAL HEALTH CARE PROVIDERS & SERVICES		$45,964
HOME FURNISHINGS—0.3%
Whirlpool Corp., Sr. Unsecured, 4.50%, 6/01/46	25,000	26,059
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	65,000	72,557
Whirlpool Corp., Sr. Unsecured, MTN, 5.15%, 3/01/43	10,000	11,405

TOTAL HOME FURNISHINGS		$110,021
HOUSEHOLD PRODUCTS—0.1%
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21#	60,000	65,379
INSURANCE—0.4%
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	40,000	42,902
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	35,000	36,485
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	65,359
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	45,000	47,065

TOTAL INSURANCE		$191,811
MEDIA—0.3%
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	25,000	25,489
Time Warner, Inc., Company Guaranteed, 4.85%, 7/15/45	25,000	26,793
Viacom, Inc., Sr. Unsecured, 2.50%, 12/15/16	60,000	60,093
Walt Disney Co., Sr. Unsecured, GMTN, 4.13%, 6/01/44	10,000	10,956

TOTAL MEDIA		$123,331
METALS & MINING—0.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	24,000	28,247
MISCELLANEOUS MANUFACTURING—0.2%
Illinois Tool Works, Inc., Sr. Unsecured, 3.50%, 3/01/24	45,000	48,830
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21#	20,000	20,965

TOTAL MISCELLANEOUS MANUFACTURING		$69,795

Description	Par Value	Value
OFFICE/BUSINESS EQUIPMENT—0.1%
Xerox Corp., Sr. Unsecured, 2.75%, 3/15/19	$30,000	$30,316
OIL & GAS—0.4%
BP Capital Markets PLC, Company Guaranteed, 2.50%, 11/06/22	50,000	50,481
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19#	30,000	30,508
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	20,000	20,053
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	20,000	22,069
Shell International Finance BV, Company Guaranteed, 3.25%, 5/11/25	25,000	25,819
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	10,000	9,866

TOTAL OIL & GAS		$158,796
PHARMACEUTICALS—0.2%
Abbvie, Inc., 2.50%, 5/14/20	30,000	30,430
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	20,000	19,979
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	20,000	21,483

TOTAL PHARMACEUTICALS		$71,892
PIPELINES—0.3%
Energy Transfer Partners LP, Sr. Unsecured, 3.60%, 2/01/23	35,000	34,828
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	45,000	51,067
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	25,000	24,971

TOTAL PIPELINES		$110,866
REAL ESTATE INVESTMENT TRUSTS—0.8%
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	15,000	16,737
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	111,122
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	15,000	15,610
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	100,000	102,824
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	40,000	40,795
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	15,000	15,328
ProLogis LP, Company Guaranteed, 3.35%, 2/01/21	35,000	36,816

TOTAL REAL ESTATE INVESTMENT TRUSTS		$339,232
SEMICONDUCTORS—0.1%
Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	36,227

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

68	PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
TELECOMMUNICATIONS—0.2%
AT&T, Inc., Sr. Unsecured, 1.40%, 12/01/17	$35,000	$35,019
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	15,000	14,968
AT&T, Inc., FRN, Sr. Unsecured, 1.74%, 11/27/18Δ	55,000	55,320

TOTAL TELECOMMUNICATIONS		$105,307
TRANSPORTATION—0.2%
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	29,038
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	15,000	15,183
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	55,707

TOTAL TRANSPORTATION		$99,928
TRUCKING & LEASING—0.0%**
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	20,000	20,753

TOTAL CORPORATE BONDS (COST $2,732,327)		$2,864,140
ENHANCED EQUIPMENT TRUST CERTIFICATES—0.2%
AIRLINES—0.2%
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	55,390	62,522
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	42,192	50,103

TOTAL AIRLINES		$112,625

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $96,894)		$112,625
MORTGAGE-BACKED SECURITIES—4.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—2.4%
Pool C00478, 8.50%, 9/01/26	1,738	2,045
Pool A15865, 5.50%, 11/01/33	44,453	50,321
Pool A19412, 5.00%, 3/01/34	123,571	139,980
Pool G05774, 5.00%, 1/01/40	249,474	279,807
Pool C03517, 4.50%, 9/01/40	33,367	36,589
Pool C03849, 3.50%, 4/01/42	53,653	56,696
Pool C04305, 3.00%, 11/01/42	185,517	191,517
Pool C09020, 3.50%, 11/01/42	168,418	177,073
Pool G07889, 3.50%, 8/01/43	40,405	42,448
Pool Q23891, 4.00%, 12/01/43	53,882	57,942

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,034,418
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—2.1%
Pool 326445, 0.88%, 5/21/18	165,000	165,037

Description	Par Value	Value
Pool 580676, 1.63%, 11/27/18	$165,000	$167,279
Pool AB4089, 3.00%, 12/01/26	34,200	35,845
Pool 533246, 7.50%, 4/01/30	4,497	4,646
Pool AJ4050, 4.00%, 10/01/41	104,997	112,837
Pool AX5302, 4.00%, 1/01/42	32,294	34,711
Pool AT7899, 3.50%, 7/01/43	77,410	81,563
Pool AS0302, 3.00%, 8/01/43	77,637	80,179
Pool G60038, 3.50%, 1/01/44	134,382	141,294
Pool AL6325, 3.00%, 10/01/44	72,492	74,863

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$898,254
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.1%
Pool 354677, 7.50%, 10/15/23	14,389	16,831
Pool 354765, 7.00%, 2/15/24	18,634	22,142
Pool 354827, 7.00%, 5/15/24	17,791	19,783

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$58,756

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,938,335)		$1,991,428
U.S. TREASURY—7.1%
U.S. TREASURY BONDS—1.4%
2.50%, 2/15/46	65,000	63,889
3.00%, 11/15/44	53,000	57,660
3.00%, 11/15/45	8,000	8,700
3.13%, 8/15/44	11,000	12,254
3.38%, 5/15/44	139,000	162,016
3.63%, 2/15/44	87,000	105,892
4.38%, 5/15/40	120,000	161,226
4.75%, 2/15/37	21,000	29,458

TOTAL U.S. TREASURY BONDS		$601,095
U.S. TREASURY NOTES—5.7%
0.63%, 9/30/17	40,000	39,977
0.88%, 10/15/17	360,000	360,580
1.13%, 2/28/21	250,000	248,698
1.50%, 12/31/18	87,000	88,095
1.50%, 3/31/19	100,000	101,353
1.50%, 11/30/19	40,000	40,580
1.50%, 8/15/26#	90,000	87,376
1.63%, 11/15/22	96,000	96,599
1.63%, 5/15/26	195,000	191,691
2.00%, 10/31/21	165,000	170,114
2.00%, 2/15/25	115,000	117,286
2.00%, 8/15/25	35,000	35,625
2.13%, 8/31/20	115,000	119,059
2.13%, 6/30/22	175,000	181,313
2.13%, 5/15/25	140,000	144,031

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	69

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
2.25%, 11/15/24	$80,000	$83,240
2.25%, 11/15/25	5,000	5,189
2.38%, 8/15/24	140,000	147,026
3.50%, 5/15/20	100,000	108,217
4.50%, 5/15/17	100,000	102,112

TOTAL U.S. TREASURY NOTES		$2,468,161
TOTAL U.S. TREASURY (COST $2,950,684)		$3,069,256
	Number of
	Shares
MONEY MARKET FUND—1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%^	554,596	$554,596
TOTAL MONEY MARKET FUND (COST $554,596)		$554,596

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $40,653,258)		$43,293,458
	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—1.0%
REPURCHASE AGREEMENTS—1.0%
Citigroup Global Markets, Inc., 0.34%, dated 10/31/16, due 11/01/16, repurchase price $83,664, collateralized by U.S. Government & Treasury Securities 0.00% to 7.50%,maturing 11/15/16 to 11/01/46; total market value of $85,336.	$83,663	$$83,663
Daiwa Capital Markets America, 0.34%,dated 10/31/16, due 11/01/16, repurchase price $83,664, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/10/16 to 2/01/49; total market value of $85,337.	83,663	83,663
HSBC Securities USA, Inc., 0.30%, dated 10/31/16, due 11/01/16, repurchase price $83,664, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 1/01/28 to 9/01/46; total market value of $85,337.	83,663	83,663
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.31%, dated 10/31/16, due 11/01/16,repurchase price $22,006, collateralized by U.S. Treasury Securities 0.63% to 3.13%,maturing 4/30/18 to 2/15/43; total market value of $22,446.	22,006	22,006
Nomura Securities International, Inc., 0.34%, dated 10/31/16, due 11/01/16,repurchase price $83,664, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/03/16 to 9/20/66; total market value of $85,336.	83,663	83,663

Description	Par Value	Value
RBC Dominion Securities, Inc., 0.33%, dated 10/31/16, due 11/01/16, repurchase price $83,664, collateralized by U.S. Government & Treasury Securities 1.13% to 7.00%,maturing 7/31/17 to 10/20/46; total marketvalue of $85,336.	$83,663	$83,663

TOTAL REPURCHASE AGREEMENTS		$440,321

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $440,321)		$440,321

TOTAL INVESTMENTS – 101.0% (COST $41,093,579)		$43,733,779
COLLATERAL FOR SECURITIES ON LOAN – (1.0%)		(440,321)
OTHER ASSETS LESS LIABILITIES – 0.0%**		11,329

TOTAL NET ASSETS – 100.0%		$43,304,787

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

70	PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (concluded)

Cost of investments for Federal income tax purposes is $41,731,240. The net unrealized appreciation/(depreciation) of investments was $2,002,539. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,986,086 and net unrealized depreciation from investments for those securities having an excess of cost over value of $983,547.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$34,498,999	$—	$—	$34,498,999
Collateralized Mortgage Obligations	—	202,414	—	202,414
Corporate Bonds	—	2,864,140	—	2,864,140
Enhanced Equipment Trust Certificates	—	112,625	—	112,625
Mortgage-Backed Securities	—	1,991,428	—	1,991,428
U.S. Treasury	—	3,069,256	—	3,069,256
Money Market Fund	554,596	—	—	554,596
Repurchase Agreements	—	440,321	—	440,321

Total	$35,053,595	$8,680,184	$—	$43,733,779

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
§	Affiliated company. See Note 5 in Notes to Financial Statements.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2016, these liquid restricted securities amounted to $128,373 representing 0.3% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ETF—Exchange Traded Fund

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

FRN—Floating Rate Note

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

LLC—Limited Liability Corporation

LP—Limited Partnership

MSCI—Morgan Stanley Capital International

MTN—Medium Term Note

PLC—Public Limited Company

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depository Receipts

TIPS—Treasury Inflation Protected Security

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

71

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Aggressive Fund

At October 31, 2016, the Fund’s portfolio composition was as follows (unaudited):

Percentage of
Investment Companies	Total Net Assets
Equity Funds	69.7%
Exchange-Traded Funds	23.7%
Alternative Investment Funds	7.1%
Money Market Fund	0.2%
Other Assets and Liabilities – Net[1]	(0.7)%

TOTAL	100.0%

(1) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

	Number of
Description	Shares	Value
INVESTMENT COMPANIES—100.5%
ALTERNATIVE INVESTMENT FUNDS—7.1%
AQR Managed Futures Strategy Fund, Class I	189,193	$1,848,412
EQUITY FUNDS—69.7%
Diamond Hill Large Cap Fund, Class Y	64,592	1,487,543
Federated International Strategic Value Dividend Fund, Class I	314,146	1,105,792
Janus Enterprise Fund, Class I	11,689	1,086,238
LSV Value Equity Fund, Class I	62,374	1,502,589
Morgan Stanley Institutional Fund, Inc. —Growth Portfolio, Class I	32,735	1,281,595
T Rowe Price Institutional Large-Cap Growth Fund, Class I	48,225	1,396,595
Touchstone Small Cap Growth Fund, Class Y	97,076	523,239
Victory Integrity Small-Cap Value Fund, Class Y	16,612	541,227
Wilmington Large-Cap Strategy Fund, Class I§	161,730	2,820,572
Wilmington Multi-Manager International Fund, Class I§	905,588	6,474,953

TOTAL EQUITY FUNDS		$18,220,343

Description	Number of Shares	Value
EXCHANGE-TRADED FUNDS—23.7%
iShares Cohen & Steers REIT ETF	2,330	$230,297
iShares Core MSCI Emerging Markets ETF	40,850	1,843,969
iShares Russell Mid-Cap Value ETF	14,165	1,061,242
iShares TIPS ETF	4,800	556,128
SPDR Dow Jones International Real Estate ETF	6,510	253,760
Vanguard Small-Cap ETF	19,300	2,262,346

TOTAL EXCHANGE-TRADED FUNDS		$6,207,742

TOTAL INVESTMENT COMPANIES
(COST $23,231,580)		$26,276,497
MONEY MARKET FUND—0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%^	56,238	56,238
TOTAL MONEY MARKET FUND (COST $56,238)		$56,238

TOTAL INVESTMENTS – 100.7% (COST $23,287,818)		$26,332,735
OTHER LIABILITIES LESS ASSETS – (0.7%)		(176,987)

TOTAL NET ASSETS – 100.0%		$26,155,748

Cost of investments for Federal income tax purposes is $26,924,667. The net unrealized appreciation/(depreciation) of investments was $(591,932).This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,292,573 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,884,505.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

72	PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Aggressive Fund (concluded)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$26,276,497	$—	$—	$26,276,497
Money Market Fund	56,238	—	—	56,238

Total	$26,332,735	$—	$—	$26,332,735

^	7-Day net yield.
§	Affiliated company. See Note 5 in Notes to Financial Statements.

The following acronyms are used throughout this Fund:

ETF—Exchange Traded Fund

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depository Receipts

TIPS—Treasury Inflation Protected Security

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	73

October 31, 2016 (unaudited)	Wilmington Multi-Manager International Fund		Wilmington Multi-Manager Alternatives Fund		Wilmington Multi-Manager Real Asset Fund
ASSETS:
Investments, at identified cost	$372,855,700		$99,053,447		$504,848,270

Investments in securities, at value (Including $13,056,350, $0, and $3,183,393 of securities on loan, respectively) (Note 2)	$392,729,821		$100,831,700		$531,658,627

Cash	124,319		2,033,206		33,152
Deposits for futures contracts	—		—		482,197
Deposits for securities sold short	—		22,163,457		—
Deposits for swaps	—		—		1,495,970
Cash denominated in foreign currencies	975,254	(a)	437,631	(a)	470,296	(a)
Variation margin receivable for centrally cleared swap agreements	—		—		6,143
Variation margin receivable for financial futures contracts	—		—		17,048
Income receivable	1,590,268		348,163		394,453
Receivable for shares sold	263,225		118,234		205,476
Over the counter swap agreements, at value (Including net upfront payments paid of $22)	—		—		100,205
Unrealized appreciation on foreign currency exchange contracts	80		—		750,849
Receivable for investments sold	353,173		2,280,630		21,888,377
Prepaid assets	27,555		21,426		581,593

TOTAL ASSETS	396,063,695		128,234,447		558,084,386

LIABILITIES:
Options written, at value	—		114,562	(b)	162,780	(b)
Deferred capital gains tax payable	65,290		—		—
Variation margin payable for centrally cleared swap agreements	—		—		58,658
Variation margin payable for financial futures contracts	—		—		37,518
Payable for securities sold short	—		21,288,280	(c)	—
Payable for investments purchased	321,956		3,679,554		99,700,672
Collateral for securities on loan	15,990,450		—		3,264,384
Due to broker for swap agreements	—		—		270,000
Due to prime broker for securities sold short	—		1,974,979		—
Over the counter swap agreements, at value (Including net upfront payments received of $112,240)	—		—		518,755
Unrealized depreciation on foreign currency exchange contracts	288		3		1,468,987
Payable for shares redeemed	421,270		71,459		419,576
Payable to sub-advisors	183,615		90,689		97,981
Payable for Trustees’ fees	2,381		2,381		2,381
Payable for distribution services fee	986		56		363
Payable for shareholder services fee	38,550		—		—
Other accrued expenses	308,870		67,949		224,417

TOTAL LIABILITIES	17,333,656		27,289,912		106,226,472

NET ASSETS	$378,730,039		$100,944,535		$451,857,914

NET ASSETS CONSIST OF:
Paid-in capital	$640,104,114		$110,088,051		$567,610,495
Undistributed (distributions in excess of) net investment income	(431,723)		35,036		(9,110,235)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(280,793,562)		(11,910,051)		(132,688,439)
Net unrealized appreciation (depreciation) of investments and foreign currencies	19,851,210		2,731,499		26,046,093

TOTAL NET ASSETS	$378,730,039		$100,944,535		$451,857,914

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$4,601,503		$240,643		$1,693,540

Shares outstanding (unlimited shares authorized)	648,032		24,078		124,438

Net Asset Value per share	$7.10		$9.99		$13.61

Offering price per share*	$7.51	**	$10.57	**	$14.40	**

Class I
Net Assets	$374,128,536		$100,703,892		$450,164,374

Shares outstanding (unlimited shares authorized)	52,320,437		10,018,541		32,805,186

Net Asset Value per share	$7.15		$10.05		$13.72

(a)	Cost of cash denominated in foreign currencies was $994,651, $447,164 and $465,188, respectively.
(b)	Premiums received for options written were $173,926 and $479,923, respectively.
(c)	Proceeds received for securities sold short were $21,655,759.

*	See “What Do Shares Cost?” in the Prospectus.
**	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016

74	STATEMENTS OF ASSETS AND LIABILITIES (concluded)

October 31, 2016 (unaudited)	Wilmington Strategic Allocation Conservative Fund		Wilmington Strategic Allocation Moderate Fund		Wilmington Strategic Allocation Aggressive Fund
ASSETS:
Investments, at identified cost	$33,408,132	(a)	$41,093,579	(a)	$23,287,818	(a)

Investments in securities, at value (Including $0, $430,617, and $0 of securities on loan, respectively) (Note 2)	34,282,723	(b)	43,733,779	(b)	26,332,735	(b)
Income receivable	33,683		68,192		33
Due from advisor	2,907		7,543		4,212
Receivable for shares sold	6,686		6,888		13,372
Prepaid assets	12,485		14,462		12,464

TOTAL ASSETS	34,338,484		43,830,864		26,362,816

LIABILITIES:
Collateral for securities on loan	—		440,321		—
Payable for shares redeemed	210		9,450		170,688
Payable for Trustees’ fees	2,381		2,381		2,381
Payable for distribution services fee	637		9,110		519
Other accrued expenses	33,279		64,815		33,480

TOTAL LIABILITIES	36,507		526,077		207,068

NET ASSETS	$34,301,977		$43,304,787		$26,155,748

NET ASSETS CONSIST OF:
Paid-in capital	$33,523,310		$45,216,477		$25,918,412
Undistributed (distributions in excess of) net investment income	59,380		62,379		28,272
Accumulated net realized gain (loss) on investments	(155,304)		(4,614,269)		(2,835,853)
Net unrealized appreciation (depreciation) of investments and foreign currencies	874,591		2,640,200		3,044,917

TOTAL NET ASSETS	$34,301,977		$43,304,787		$26,155,748

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$2,978,526		$42,277,084		$2,407,014

Shares outstanding (unlimited shares authorized)	282,173		4,001,978		212,314

Net Asset Value per share	$10.56		$10.56		$11.34

Offering price per share*	$11.17	**	$11.17	**	$12.00	**

Class I
Net Assets	$31,323,451		$1,027,703		$23,748,734

Shares outstanding (unlimited shares authorized)	2,960,852		97,208		2,080,934

Net Asset Value per share	$10.58		$10.57		$11.41

(a)	Includes $19,546,091, $8,793,362 and $7,172,375 of investments in affiliated issuers, respectively.
(b)	Includes $20,235,130, $9,804,260 and $9,295,525 of investments in affiliated issuers, respectively.
*	See “What Do Shares Cost?” in the Prospectus.

** Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2016 / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	75

Six Months Ended October 31, 2016 (unaudited)	Wilmington Multi- Manager International Fund	Wilmington Multi- Manager Alternatives Fund	Wilmington Multi- Manager Real Asset Fund
INVESTMENT INCOME:
Dividends	$6,023,631 (a)	$582,308 (a)	$4,288,338 (a)
Interest	2,839	1,253,825	3,173,509 (a)
Securities lending income	70,436	—	8,204

TOTAL INVESTMENT INCOME	6,096,906	1,836,133	7,470,051

EXPENSES:
Investment advisory fee	2,096,507	1,310,561	1,652,328
Administrative personnel and services fee	64,500	23,818	74,580
Portfolio accounting and administration fees	170,193	37,466	141,117
Custodian fees	261,719	22,774	114,121
Transfer and dividend disbursing agent fees and expenses	77,011	72,141	81,954
Trustees’ fees	26,051	26,051	26,051
Professional fees	98,879	65,204	62,044
Distribution services fee—Class A	5,913	877	2,203
Shareholder services fee—Class A	5,913	877	2,203
Shareholder services fee— Class I	501,993	186,692	584,932
Share registration costs	13,732	17,672	15,439
Printing and postage	11,473	14,328	12,278
Dividend expense on securities sold short	—	211,936	—
Prime broker interest expense	—	126,681	—
Interest expense on reverse repurchase agreements	—	—	5,031
Miscellaneous	30,581	16,734	28,355

TOTAL EXPENSES	3,364,465	2,133,812	2,802,636

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor/subadvisors	(697,119)	(181,220)	(251)
Waiver of shareholder services fee—Class A	(5,913)	(877)	(2,203)
Waiver of shareholder services fee—Class I	(263,282)	(186,692)	(584,932)

TOTAL WAIVERS AND REIMBURSEMENTS	(966,314)	(368,789)	(587,386)

Net expenses	2,398,151	1,765,023	2,215,250

Net investment income (loss)	3,698,755	71,110	5,254,801

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	1,191,946	1,979,601	3,660,896
Net realized gain (loss) on foreign currency transactions	(85,999)	(34,716)	(427,205)
Net realized gain (loss) on futures contracts	—	(571,476)	(263,796)
Net realized gain (loss) on swap agreements	—	—	(958,546)
Net realized gain (loss) on options purchased	—	(437,616)	(170,518)
Net realized gain (loss) on options written	—	871,428	242,989
Net realized gain (loss) on securities sold short	—	(2,300,279)	5,490
Net change in unrealized appreciation (depreciation) on investments	1,572,737	421,260	(8,394,708)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(86,306)	(14,119)	322,977
Net change in unrealized appreciation (depreciation) on futures contracts	—	1,586,469	369,939
Net change in unrealized appreciation (depreciation) on swap agreements	—	—	180,862
Net change in unrealized appreciation (depreciation) on options purchased	—	(103,508)	(79,765)
Net change in unrealized appreciation (depreciation) on options written	—	(52,109)	146,551
Net change in unrealized appreciation (depreciation) on securities sold short	—	1,820,016	—

Net realized and unrealized gain (loss) on investments	2,592,378	3,164,951	(5,364,834)

Change in net assets resulting from operations	$6,291,133	$3,236,061	$(110,033)

(a)	Net of foreign withholding taxes withheld of $548,115, $24,158 and $223,375, respectively.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016

76	STATEMENTS OF OPERATIONS (concluded)

Six Months Ended October 31, 2016 (unaudited)	Wilmington Strategic Allocation Conservative Fund	Wilmington Strategic Allocation Moderate Fund	Wilmington Strategic Allocation Aggressive Fund
INVESTMENT INCOME:
Dividends	$105,586	$155,384	$53,307
Dividends received from affiliated issuers	191,866	112,022	120,421
Interest	—	115,146	—
Securities lending income	—	5,246	—

TOTAL INVESTMENT INCOME	297,452	387,798	173,728

EXPENSES:
Investment advisory fee	70,161	90,486	55,713
Administrative personnel and services fee	5,570	7,182	4,422
Portfolio accounting and administration fees	17,600	13,240	17,598
Custodian fees	—	1,352	—
Transfer and dividend disbursing agent fees and expenses	2,146	43,702	2,615
Trustees’ fees	26,051	26,051	26,051
Professional fees	29,640	32,915	29,633
Distribution services fee—Class A	3,971	55,243	3,087
Shareholder services fee—Class A	3,971	55,243	3,087
Shareholder services fee—Class I	39,880	1,310	31,734
Share registration costs	14,295	9,918	14,556
Printing and postage	1,856	7,619	1,947
Miscellaneous	11,740	12,396	11,546

TOTAL EXPENSES	226,881	356,657	201,989

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(86,095)	(134,016)	(77,726)
Waiver of shareholder services fee—Class A	(3,971)	(55,243)	(3,087)
Waiver of shareholder services fee—Class I	(39,880)	(1,310)	(31,734)
TOTAL WAIVERS AND REIMBURSEMENTS	(129,946)	(190,569)	(112,547)

Net expenses	96,935	166,088	89,442

Net investment income	200,517	221,710	84,286

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(22,570)	64,304	178,496
Net realized gain (loss) on affiliated investment companies	167,722	(51,398)	146,371
Realized gain on distributions received from investment companies	32,786	—	85,074
Net change in unrealized appreciation (depreciation) of investments	128,440	426,141	75,562

Net change in unrealized appreciation (depreciation) of affiliated investment companies	(44,147)	269,681	76,596

Net realized and unrealized gain (loss) on investments	262,231	708,728	562,099

Change in net assets resulting from operations	$462,748	$930,438	$646,385

See Notes which are an integral part of the Financial Statements

October 31, 2016 / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	77

	Wilmington Multi-Manager International Fund		Wilmington Multi-Manager Alternatives Fund
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016
OPERATIONS:
Net investment income (loss)	$3,698,755	$5,787,311	$71,110	$(291,344)
Net realized gain (loss) on investments	1,105,947	(10,808,957)	(493,058)	(11,470,714)
Net change in unrealized appreciation (depreciation) of investments	1,486,431	(52,586,995)	3,658,009	(902,909)

Change in net assets resulting from operations	6,291,133	(57,608,641)	3,236,061	(12,664,967)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(52,561)	(67,333)	—	(34,136)
Class I	(4,718,475)	(6,200,624)	—	(3,829,874)
Distributions from net realized gain on investments
Class A	—	—	—	—
Class I	—	—	—	—

Change in net assets resulting from distributions to shareholders	(4,771,036)	(6,267,957)	—	(3,864,010)

SHARE TRANSACTIONS:
Class A	19,141	351,433	2,417	393,012
Class I	36,214,168	57,572,702	6,456,068	30,547,196
Distributions reinvested
Class A	47,328	60,844	—	29,357
Class I	2,994,386	3,701,965	—	2,704,451
Cost of shares redeemed
Class A	(288,224)	(799,243)	(1,068,028)	(1,702,665)
Class I	(77,943,729)	(122,199,388)	(67,172,255)	(52,313,966)

Change in net assets resulting from share transactions	(38,956,930)	(61,311,687)	(61,781,798)	(20,342,615)

Change in net assets	(37,436,833)	(125,188,285)	(58,545,737)	(36,871,592)
NET ASSETS:
Beginning of period	416,166,872	541,355,157	159,490,272	196,361,864

End of period	$378,730,039	$416,166,872	$100,944,535	$159,490,272

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(431,723)	$640,558	$35,036	$(36,074)

SHARES OF BENEFICIAL INTEREST:				.
Shares sold
Class A	2,690	47,244	245	36,602
Class I	5,132,680	8,226,926	648,314	2,971,611
Distributions reinvested
Class A	6,830	8,215	—	2,886
Class I	428,884	496,430	—	265,142
Shares redeemed
Class A	(40,508)	(111,776)	(107,515)	(158,847)
Class I	(10,912,600)	(17,268,127)	(6,674,268)	(4,982,168)

Net change resulting from share transactions	(5,382,024)	(8,601,088)	(6,133,224)	(1,864,774)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016

78	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington Multi-Manager Real Asset Fund		Wilmington Strategic Allocation Conservative Fund
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016
OPERATIONS:
Net investment income (loss)	$5,254,801	$7,339,659	$200,517	$486,470
Net realized gain (loss) on investments	2,089,310	(42,694,796)	177,938	171,218
Net change in unrealized appreciation (depreciation) of investments	(7,454,144)	21,341,618	84,293	(1,171,139)

Change in net assets resulting from operations	(110,033)	(14,013,519)	462,748	(513,451)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	—	(100,231)	(13,446)	(44,041)
Class I	—	(21,533,735)	(174,027)	(502,213)
Distributions from net realized gain on investments
Class A	—	—	—	(60,335)
Class I	—	—	—	(580,572)

Change in net assets resulting from distributions to shareholders	—	(21,633,966)	(187,473)	(1,187,161)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	43,013	390,108	6,752	58,854
Class I	39,901,459	111,341,836	1,246,129	798,734
Distributions reinvested
Class A	—	70,793	12,445	96,211
Class I	—	10,809,455	168,234	1,059,315
Cost of shares redeemed
Class A	(110,435)	(754,086)	(265,479)	(411,136)
Class I	(42,799,224)	(96,894,994)	(1,685,287)	(3,591,037)

Change in net assets resulting from share transactions	(2,965,187)	24,963,112	(517,206)	(1,989,059)

Change in net assets	(3,075,220)	(10,684,373)	(241,931)	(3,689,671)
NET ASSETS:
Beginning of period	454,933,134	465,617,507	34,543,908	38,233,579

End of period	$451,857,914	$454,933,134	$34,301,977	$34,543,908

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(9,110,235)	$(14,365,036)	$59,380	$46,336

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	3,117	28,843	639	5,463
Class I	2,866,384	8,257,608	116,577	75,347
Distributions reinvested
Class A	—	5,219	1,177	9,193
Class I	—	793,039	15,887	100,902
Shares redeemed
Class A	(7,979)	(56,589)	(24,906)	(38,770)
Class I	(3,074,751)	(7,222,474)	(158,298)	(337,298)

Net change resulting from share transactions	(213,229)	1,805,646	(48,924)	(185,163)

See Notes which are an integral part of the Financial Statements

October 31, 2016 / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	79

	Wilmington Strategic Allocation Moderate Fund		Wilmington Strategic Allocation Aggressive Fund
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016
OPERATIONS:
Net investment income (loss)	$221,710	$565,960	$84,286	$216,157
Net realized gain (loss) on investments	12,906	830,718	409,941	1,065,006
Net change in unrealized appreciation (depreciation) of investments	695,822	(3,451,110)	152,158	(2,943,318)

Change in net assets resulting from operations	930,438	(2,054,432)	646,385	(1,662,155)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(203,503)	(704,866)	(3,668)	(22,866)
Class I	(6,106)	(19,318)	(52,346)	(270,232)
Distributions from net realized gain on investments
Class A	—	(91,486)	—	(71,500)
Class I	—	(2,187)	—	(731,588)

Change in net assets resulting from distributions to shareholders	(209,609)	(817,857)	(56,014)	(1,096,186)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	206,076	1,574,207	15,092	434,898
Class I	102,350	69,670	1,056,686	1,503,393
Distributions reinvested
Class A	189,139	746,484	3,581	92,297
Class I	621	3,257	18,272	779,862
Cost of shares redeemed
Class A	(3,430,265)	(7,765,695)	(100,172)	(563,519)
Class I	(219,681)	(202,703)	(3,564,480)	(4,545,161)

Change in net assets resulting from share transactions	(3,151,760)	(5,574,780)	(2,571,021)	(2,298,230)

Change in net assets	(2,430,931)	(8,447,069)	(1,980,650)	(5,056,571)
NET ASSETS:
Beginning of period	45,735,718	54,182,787	28,136,398	33,192,969

End of period	$43,304,787	$45,735,718	$26,155,748	$28,136,398

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$62,379	$50,278	$28,272	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	19,476	147,792	1,338	36,090
Class I	9,975	6,507	92,228	132,660
Distributions reinvested
Class A	17,861	71,453	312	8,133
Class I	59	309	1,585	68,133
Shares redeemed
Class A	(323,906)	(746,129)	(8,845)	(49,347)
Class I	(21,284)	(18,836)	(312,270)	(396,392)

Net change resulting from share transactions	(297,819)	(538,904)	(225,652)	(200,723)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016

80	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND†

CLASS A	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011
Net Asset Value, Beginning of Period	$7.08		$8.04	$7.90	$7.27	$6.72	$7.63		$5.95
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.06		0.08	0.09	0.12	0.09	0.16		0.12
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.04		(0.95)	0.17	0.63	0.57	(1.05)		1.64

Total Income (Loss) From Operations	0.10		(0.87)	0.26	0.75	0.66	(0.89)		1.76

Less Distributions From:
Net Investment Income	(0.08)		(0.09)	(0.12)	(0.12)	(0.11)	(0.02)		(0.08)

Total Distributions	(0.08)		(0.09)	(0.12)	(0.12)	(0.11)	(0.02)		(0.08)

Net Asset Value, End of Period	$7.10		$7.08	$8.04	$7.90	$7.27	$6.72		$7.63

Total Return(b)	1.42%		(10.82)%	3.29%	10.53%	10.17%	(11.65)%		29.57%
Net Assets, End of Period(000’s)	$4,601		$4,810	$5,909	$6,107	$6,301	$6,682		$571
Ratios to Average Net Assets
Gross Expense	1.90	%(c)	1.87%	1.84%	1.78%	1.78%	1.62	%(c)	1.59%
Net Expenses(d)	1.31	%(c)	1.31%	1.42%	1.49%	1.48%	1.42	%(c)	1.58%
Net Investment Income (Loss)	1.67	%(c)	1.15%	1.20%	1.64%	1.38%	2.77	%(c)	1.61%
Portfolio Turnover Rate	38%		71%	78%	49%	72%	85%		98%

CLASS I	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011
Net Asset Value, Beginning of Period	$7.13		$8.09	$7.94	$7.30	$6.75	$7.66		$5.97
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.07		0.09	0.10	0.13	0.10	0.06		0.10
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.03		(0.95)	0.18	0.64	0.57	(0.94)		1.67

Total Income (Loss) From Operations	0.10		(0.86)	0.28	0.77	0.67	(0.88)		1.77

Less Distributions From:
Net Investment Income	(0.08)		(0.10)	(0.13)	(0.13)	(0.12)	(0.03)		(0.08)

Total Distributions	(0.08)		(0.10)	(0.13)	(0.13)	(0.12)	(0.03)		(0.08)

Net Asset Value, End of Period	$7.15		$7.13	$8.09	$7.94	$7.30	$6.75		$7.66

Total Return(b)	1.48%		(10.70)%	3.46%	10.73%	10.22%	(11.45)%		29.78%
Net Assets, End of Period (000’s)	$374,129		$411,357	$535,446	$526,874	$512,889	$395,690		$373,798
Ratios to Average Net Assets
Gross Expense	1.65	%(c)	1.62%	1.59%	1.53%	1.54%	1.42	%(c)	1.43%
Net Expenses(d)	1.18	%(c)	1.18%	1.29%	1.36%	1.35%	1.38	%(c)	1.41%
Net Investment Income (Loss)	1.82	%(c)	1.28%	1.32%	1.75%	1.47%	1.17	%(c)	1.38%
Portfolio Turnover Rate	38%		71%	78%	49%	72%	85%		98%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†	Effective March 9, 2012, the Fund acquired all the assets and liabilities of the Wilmington Multi-Manager International Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the period prior to this date reflect the performance of the WT Fund.
*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	81

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER ALTERNATIVES FUND

CLASS A	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013		For the Period January 12, 2012* through April 30, 2012
Net Asset Value, Beginning of Period	$9.82		$10.86	$10.74	$10.58	$10.11		$10.00
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	(0.01)		(0.05)	(0.06)	(0.04)	0.00	%(b)	0.03
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.18		(0.75)	0.35	0.34	0.56		0.08

Total Income (Loss) From Operations	0.17		(0.80)	0.29	0.30	0.56		0.11

Less Distributions From:
Net Investment Income	—		(0.24)	—	(0.01)	(0.03)		—
Net Realized Gains	—		—	(0.17)	(0.13)	(0.06)		—

Total Distributions	—		(0.24)	(0.17)	(0.14)	(0.09)		—

Net Asset Value, End of Period	$9.99		$9.82	$10.86	$10.74	$10.58		$10.11

Total Return(c)	1.73%		(7.48)%	2.73%	2.74%	5.56%		1.10%
Net Assets, End of Period (000’s)	$241		$1,290	$2,723	$4,156	$2,397		$121
Ratios to Average Net Assets
Gross Expense	3.06	%(d)	2.89%	3.04%	3.30%	3.98%		4.66	%(d)(e)
Net Expenses(f)(g)	2.60	%(d)	2.46%	2.68%	2.71%	2.84%		2.89	%(d)(e)
Net Investment Income (Loss)	(0.19	)%(d)	(0.44)%	(0.52)%	(0.33)%	0.00	%(h)	0.88	%(d)
Portfolio Turnover Rate	175%		387%	434%	403%	367%		8%

CLASS I	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013		For the Period January 12, 2012* through April 30, 2012
Net Asset Value, Beginning of Period	$9.86		$10.88	$10.74	$10.56	$10.08		$10.00
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.00	(b)	(0.02)	(0.03)	0.00 (b)	0.03		0.06
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.19		(0.76)	0.34	0.32	0.56		0.05

Total Income (Loss) From Operations	0.19		(0.78)	0.31	0.32	0.59		0.11

Less Distributions From:
Net Investment Income	—		(0.24)	—	(0.01)	(0.05)		(0.03)
Net Realized Gains	—		—	(0.17)	(0.13)	(0.06)		—

Total Distributions	—		(0.24)	(0.17)	(0.14)	(0.11)		(0.03)

Net Asset Value, End of Period	$10.05		$9.86	$10.88	$10.74	$10.56		$10.08

Total Return(c)	1.93%		(7.22)%	2.91%	3.01%	5.91%		1.10%
Net Assets, End of Period (000’s)	$100,704		$158,200	$193,639	$207,530	$44,660		$24,935
Ratios to Average Net Assets
Gross Expense	2.84	%(d)	2.64%	2.78%	2.95%	3.77%		4.33	%(d)(e)
Net Expenses(f)(g)	2.35	%(d)	2.21%	2.41%	2.43%	2.65%		2.39	%(d)(e)
Net Investment Income (Loss)	0.10	%(d)	(0.16)%	(0.27)%	(0.04)%	0.29%		2.11	%(d)
Portfolio Turnover Rate	175%		387%	434%	403%	367%		8%

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

82	FINANCIAL HIGHLIGHTS (continued)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	Ratio of expenses to average net assets was increased by 0.41% to include dividend and interest expenses related to securities sold short.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(g)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the years and the periods presented would be:

	Class A	Class I
October 31, 2016 (unaudited)	2.15%	1.90%
April 30, 2016	2.15%	1.90%
April 30, 2015	2.19%	1.95%
April 30, 2014	2.23%	1.98%
April 30, 2013	2.24%	1.98%
April 30, 2012	2.48%	1.98%

(h)	Represents less than 0.005%.
*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	83

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER REAL ASSET FUND†

CLASS A	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011
Net Asset Value, Beginning of Year	$13.63		$14.77	$14.81	$15.55	$14.28	$14.00		$12.10
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.14		0.21	0.13	0.10	0.18	(0.21)		0.63
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.16)		(0.68)	0.04	(0.65)	1.28	0.50		1.91

Total Income (Loss) From Operations	(0.02)		(0.47)	0.17	(0.55)	1.46	0.29		2.54

Less Distributions From:
Net Investment Income	—		(0.67)	(0.21)	(0.19)	(0.19)	(0.01)		(0.64)

Total Distributions	—		(0.67)	(0.21)	(0.19)	(0.19)	(0.01)		(0.64)

Net Asset Value, End of Year	$13.61		$13.63	$14.77	$14.81	$15.55	$14.28		$14.00

Total Return(b)	(0.15)%		(3.09)%	1.14%	(3.46)%	10.33%	2.04%		21.45%
Net Assets, End of Year (000’s)	$1,694		$1,762	$2,242	$2,606	$6,337	$7,038		$13,773
Ratios to Average Net Assets
Gross Expense	1.44	%(c)	1.48%	1.49%	1.54%	1.55%	1.33	%(c)	1.25%
Net Expenses(d)	1.19	%(c)	1.23%	1.23%	1.28%	1.27%	1.28	%(c)	1.25%
Net Investment Income (Loss)	2.00	%(c)	1.53%	0.89%	0.72%	1.13%	(1.86	)%(c)	4.64%
Portfolio Turnover Rate	244%		418%	242%	149%	131%	180%		199%

CLASS I	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011
Net Asset Value, Beginning of Year	$13.73		$14.86	$14.88	$15.61	$14.33	$14.02		$12.11
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.16		0.24	0.17	0.13	0.20	(0.09)		0.65
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.17)		(0.67)	0.03	(0.64)	1.30	0.41		1.94

Total Income (Loss) From Operations	(0.01)		(0.43)	0.20	(0.51)	1.50	0.32		2.59

Less Distributions From:
Net Investment Income	—		(0.70)	(0.22)	(0.22)	(0.22)	(0.01)		(0.68)

Total Distributions	—		(0.70)	(0.22)	(0.22)	(0.22)	(0.01)		(0.68)

Net Asset Value, End of Year	$13.72		$13.73	$14.86	$14.88	$15.61	$14.33		$14.02

Total Return(b)	0.00	%(e)	(2.89)%	1.40%	(3.20)%	10.58%	2.31%		21.70%
Net Assets, End of Year (000’s)	$450,164		$453,171	$463,375	$452,913	$440,999	$344,650		$252,497
Ratios to Average Net Assets
Gross Expense	1.19	%(c)	1.23%	1.24%	1.29%	1.31%	1.08	%(c)	1.00%
Net Expenses(d)	0.94	%(c)	0.98%	0.98%	1.03%	1.02%	1.02	%(c)	1.00%
Net Investment Income (Loss)	2.24	%(c)	1.75%	1.13%	0.93%	1.39%	(0.74	)%(c)	4.82%
Portfolio Turnover Rate	244%		418%	242%	149%	131%	180%		199%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(e)	Represents less than 0.005%.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Multi-Manager Real Asset Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

84	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND†

CLASS A	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011
Net Asset Value, Beginning of Period	$10.47		$10.97	$10.95	$11.03	$10.61	$10.60		$9.66
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.05		0.12	0.09	0.12	0.18	0.17		0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.09		(0.29)	0.27	0.05	0.45	0.05		0.95

Total Income (Loss) From Operations	0.14		(0.17)	0.36	0.17	0.63	0.22		1.21

Less Distributions From:
Net Investment Income	(0.05)		(0.14)	(0.12)	(0.17)	(0.21)	(0.21)		(0.27)
Net Realized Gains	—		(0.19)	(0.22)	(0.08)	—	—		—

Total Distributions	(0.05)		(0.33)	(0.34)	(0.25)	(0.21)	(0.21)		(0.27)

Net Asset Value, End of Period	$10.56		$10.47	$10.97	$10.95	$11.03	$10.61		$10.60

Total Return(b)	1.29%		(1.50)%	3.28%	1.60%	5.97%	2.15%		12.58%
Net Assets, End of Period (000’s)	$2,979		$3,197	$3,615	$4,608	$6,016	$7,003		$8,003
Ratios to Average Net Assets
Gross Expense(c)	1.52	%(d)	1.48%	1.44%	1.41%	1.35%	0.77	%(d)	0.60%
Net Expenses(c)(e)	0.78	%(d)	0.78%	0.85%	0.75%	0.72%	0.63	%(d)	0.60%
Net Investment Income (Loss)	0.92	%(d)	1.13%	0.83%	1.10%	1.71%	1.95	%(d)	2.54%
Portfolio Turnover Rate	4%		33%	24%	33%	29%	37%		26%

CLASS I	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011
Net Asset Value, Beginning of Period	$10.50		$11.00	$10.97	$11.05	$10.64	$10.62		$9.67
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.06		0.15	0.12	0.15	0.21	0.19		0.29
Net Realized and Unrealized Gain (Loss) on Investments	0.08		(0.29)	0.28	0.05	0.43	0.06		0.95

Total Income (Loss) From Operations	0.14		(0.14)	0.40	0.20	0.64	0.25		1.24

Less Distributions From:
Net Investment Income	(0.06)		(0.17)	(0.15)	(0.20)	(0.23)	(0.23)		(0.29)
Net Realized Gains	—		(0.19)	(0.22)	(0.08)	—	—		—

Total Distributions	(0.06)		(0.36)	(0.37)	(0.28)	(0.23)	(0.23)		(0.29)

Net Asset Value, End of Period	$10.58		$10.50	$11.00	$10.97	$11.05	$10.64		$10.62

Total Return(b)	1.32%		(1.24)%	3.63%	1.85%	6.13%	2.44%		12.96%
Net Assets, End of Period (000’s)	$31,323		$31,347	$34,619	$37,653	$41,918	$45,299		$55,226
Ratios to Average Net Assets
Gross Expense(c)	1.27	%(d)	1.23%	1.19%	1.16%	1.10%	0.52	%(d)	0.35%
Net Expenses(c)(e)	0.53	%(d)	0.53%	0.60%	0.50%	0.47%	0.38	%(d)	0.35%
Net Investment Income (Loss)	1.17	%(d)	1.38%	1.07%	1.34%	1.95%	2.20	%(d)	2.81%
Portfolio Turnover Rate	4%		33%	24%	33%	29%	37%		26%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Conservative Asset Allocation Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	85

For a share outstanding throughout each period.

WILMINGTON STRATEGIC ALLOCATION MODERATE FUND

CLASS A	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$10.40		$10.98	$10.47	$9.86	$9.26	$9.70
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.05		0.12	0.10	0.10	0.13	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.16		(0.53)	0.53	0.62	0.61	(0.42)

Total Income (Loss) From Operations	0.21		(0.41)	0.63	0.72	0.74	(0.31)

Less Distributions From:
Net Investment Income	(0.05)		(0.15)	(0.12)	(0.11)	(0.14)	(0.12)
Net Realized Gains	—		(0.02)	—	—	—	(0.01)

Total Distributions	(0.05)		(0.17)	(0.12)	(0.11)	(0.14)	(0.13)

Net Asset Value, End of Period	$10.56		$10.40	$10.98	$10.47	$9.86	$9.26

Total Return(b)	2.02%		(3.70)%	6.09%	7.34%	8.12%	(3.13)%
Net Assets, End of Period (000’s)	$42,277		$44,607	$52,860	$57,317	$60,640	$65,285
Ratios to Average Net Assets
Gross Expense(c)	1.58	%(d)	1.52%	1.46%	1.45%	1.45%	1.64%
Net Expenses(c)(e)	0.74	%(d)	0.74%	0.80%	0.84%	0.84%	0.79%
Net Investment Income (Loss)	0.97	%(d)	1.14%	0.90%	0.94%	1.36%	1.26%
Portfolio Turnover Rate	7%		52%	23%	54%	32%	41%

CLASS I	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$10.41		$10.98	$10.47	$9.84	$9.25	$9.70
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.06		0.15	0.12	0.13	0.15	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.16		(0.53)	0.54	0.63	0.61	(0.43)

Total Income (Loss) From Operations	0.22		(0.38)	0.66	0.76	0.76	(0.29)

Less Distributions From:
Net Investment Income	(0.06)		(0.17)	(0.15)	(0.13)	(0.17)	(0.15)
Net Realized Gains	—		(0.02)	—	—	—	(0.01)

Total Distributions	(0.06)		(0.19)	(0.15)	(0.13)	(0.17)	(0.16)

Net Asset Value, End of Period	$10.57		$10.41	$10.98	$10.47	$9.84	$9.25

Total Return(b)	2.14%		(3.42)%	6.35%	7.76%	8.29%	(2.87)%
Net Assets, End of Period (000’s)	$1,028		$1,129	$1,323	$971	$2,753	$3,108
Ratios to Average Net Assets
Gross Expense(c)	1.33	%(d)	1.27%	1.21%	1.19%	1.20%	1.39%
Net Expenses(c)(e)	0.49	%(d)	0.49%	0.55%	0.59%	0.59%	0.51%
Net Investment Income (Loss)	1.22	%(d)	1.39%	1.16%	1.33%	1.59%	1.53%
Portfolio Turnover Rate	7%		52%	23%	54%	32%	41%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

86	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND†

CLASS A	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011
Net Asset Value, Beginning of Period	$11.11		$12.16	$11.35	$10.21	$9.20	$9.33		$7.49
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.02		0.06	0.02	0.04	0.10	0.05		0.14
Net Realized and Unrealized Gain (Loss)on Investments	0.23		(0.70)	0.87	1.17	1.02	(0.13)		1.85

Total Income (Loss) From Operations	0.25		(0.64)	0.89	1.21	1.12	(0.08)		1.99

Less Distributions From:
Net Investment Income	(0.02)		(0.10)	(0.08)	(0.07)	(0.11)	(0.05)		(0.15)
Net Realized Gains	—		(0.31)	—	—	—	—		—

Total Distributions	(0.02)		(0.41)	(0.08)	(0.07)	(0.11)	(0.05)		(0.15)

Net Asset Value, End of Period	$11.34		$11.11	$12.16	$11.35	$10.21	$9.20		$9.33

Total Return(b)	2.22%		(5.32)%	7.89%	11.84%	12.26%	(0.75)%		26.66%
Net Assets, End of Period (000’s)	$2,407		$2,439	$2,731	$2,974	$3,205	$3,074		$3,502
Ratios to Average Net Assets
Gross Expense(c)	1.68	%(d)	1.59%	1.48%	1.50%	1.46%	0.88	%(d)	0.67%
Net Expenses(c)(e)	0.87	%(d)	0.87%	0.97%	0.95%	0.87%	0.73	%(d)	0.67%
Net Investment Income (Loss)	0.38	%(d)	0.48%	0.19%	0.34%	1.10%	0.75	%(d)	1.64%
Portfolio Turnover Rate	18%		51%	20%	72%	43%	17%		34%

CLASS I	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011
Net Asset Value, Beginning of Period	$11.18		$12.21	$11.39	$10.24	$9.22	$9.35		$7.51
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.04		0.08	0.05	0.06	0.13	0.07		0.17
Net Realized and Unrealized Gain (Loss)on Investments	0.21		(0.69)	0.87	1.18	1.02	(0.13)		1.84

Total Income (Loss) From Operations	0.25		(0.61)	0.92	1.24	1.15	(0.06)		2.01

Less Distributions From:
Net Investment Income	(0.02)		(0.11)	(0.10)	(0.09)	(0.13)	(0.07)		(0.17)
Net Realized Gains	—		(0.31)	—	—	—	—		—

Total Distributions	(0.02)		(0.42)	(0.10)	(0.09)	(0.13)	(0.07)		(0.17)

Net Asset Value, End of Period	$11.41		$11.18	$12.21	$11.39	$10.24	$9.22		$9.35

Total Return(b)	2.27%		(5.01)%	8.08%	12.11%	12.62%	(0.62)%		26.91%
Net Assets, End of Period (000’s)	$23,749		$25,698	$30,462	$35,392	$35,826	$39,257		$51,887
Ratios to Average Net Assets
Gross Expense(c)	1.44	%(d)	1.34%	1.23%	1.25%	1.21%	0.61	%(d)	0.42%
Net Expenses(c)(e)	0.62	%(d)	0.62%	0.72%	0.70%	0.62%	0.48	%(d)	0.42%
Net Investment Income (Loss)	0.63	%(d)	0.74%	0.46%	0.58%	1.38%	1.02	%(d)	1.89%
Portfolio Turnover Rate	18%		51%	20%	72%	43%	17%		34%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Aggressive Asset Allocation Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	87

Wilmington Funds

October 31, 2016 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios, 6 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Multi-Manager International Fund (“International Fund”)(d)	The Fund seeks to provide long-term capital appreciation primarily through a diversified portfolio of non-U.S. equity securities.

Wilmington Multi-Manager Alternatives Fund (“Alternatives Fund”)(d)	The Fund seeks to achieve long-term growth of capital through consistent returns from investments that have a low correlation to traditional asset classes.

Wilmington Multi-Manager Real Asset Fund (“Real Asset Fund”)(d)	The Fund seeks to achieve long-term preservation of capital with current income.

Wilmington Strategic Allocation Conservative Fund (“Strategic Allocation Conservative Fund”)(d)	The Fund seeks a high level of total return consistent with a conservative level of risk relative to other Wilmington Strategic Allocation Funds.

Wilmington Strategic Allocation Moderate Fund (“Strategic Allocation Moderate Fund”)(d)	The Fund seeks a high level of total return consistent with a moderate level of risk relative to the other Wilmington Strategic Allocation Funds.

Wilmington Strategic Allocation Aggressive Fund (“Strategic Allocation Aggressive Fund”)(d)	The Fund seeks a high level of total return consistent with an aggressive level of risk relative to other Wilmington Strategic Allocation Funds.

(d)	Diversified

As of October 31, 2016, the Strategic Allocation Conservative Fund’s investment in the Intermediate-Term Bond Fund was 30.8% of the Fund’s total net assets. The financial statements of the Intermediate-Term Bond Fund, including the Portfolio of Investments, should be read in conjunction with the Strategic Allocation Conservative Fund’s financial statements. The financial statements of the Intermediate-Term Bond Fund are available, without charge, upon request by calling 1-800-836-2211, or on the SEC’s website at http://www.sec.gov.

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•	for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”)

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

88	NOTES TO FINANCIAL STATEMENTS (continued)

•	for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2016, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period except as identified on pages 30 and 31. For Petrol AD, $3,673 was transferred from Level 1 to Level 2 and for Arrium Ltd. $0.01 was transferred from Level 1 to Level 2. This does not include transfers between Level 1 and Level 2 due to the International Fund, Alternatives Fund and the Real Asset Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2016, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
International Fund
Citigroup Global Markets, Inc.	$3,038,251	$3,038,251	$—	$—
Daiwa Capital Markets America	3,038,251	3,038,251	—	—
HSBC Securities USA, Inc.	3,038,251	3,038,251	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	799,195	799,195	—	—
Nomura Securities International, Inc.	3,038,251	3,038,251	—	—

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	89

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
RBC Dominion Securities, Inc.	$3,038,251	$3,038,251	$—	$—

	$15,990,450	$15,990,450	$—	$—

Real Asset Fund
Citigroup Global Markets, Inc.	620,248	620,248	—	—
Daiwa Capital Markets America	620,248	620,248	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	163,144	163,144	—	—
Nomura Securities International, Inc.	620,248	620,248	—	—
RBC Dominion Securities, Inc.	620,248	620,248	—	—
TD Securities (USA) LLC	620,248	620,248	—	—

	$3,264,384	$3,264,384	$—	$—

Strategic Allocation Moderate Fund
Citigroup Global Markets, Inc.	83,663	83,663	—	—
Daiwa Capital Markets America	83,663	83,663	—	—
HSBC Securities USA, Inc.	83,663	83,663	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	22,006	22,006	—	—
Nomura Securities International, Inc.	83,663	83,663	—	—
RBC Dominion Securities, Inc.	83,663	83,663	—	—

	$440,321	$440,321	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Reverse Repurchase Agreements – Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the security, and agrees to repurchase the security at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

For the six months ended October 31, 2016, the Real Asset Fund had interest expense on reverse repurchase agreements totaling $5,031 and activity as follows:

Average Daily Balance*	Days Outstanding	Daily Weighted Average Interest Rate*	Interest Rate Range
$7,347,013	30	0.85%	0.85% - 0.85%

*	Average based on the number of days the Fund had the reverse repurchase agreement outstanding. The interest rates shown are annualized.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly for the Funds, with the exception of the Alternatives Fund, which is paid annually.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

90	NOTES TO FINANCIAL STATEMENTS (continued)

and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended October 31, 2016, the Funds did not incur any interest or penalties.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rates.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statement of Operations.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy their short sales positions on a daily basis. The Funds are charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statement of Operations.

As of October 31, 2016, the Alternatives Fund had borrowings of $1,974,979. Interest expense on securities sold short for the six months ended October 31, 2016 totaled $34,458, and is included in the prime broker interest expense on the Statement of Operations.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	91

The Alternatives Fund had the following borrowings for the six months ended October 31, 2016:

Currency		Average Daily Balance*	Days Outstanding	Daily Weighted Average Interest Rate*	Interest Rate Range
United States Dollar	USD	1,573,008	184	0.89%	0.78% - 0.92%
Australian Dollar	AUD	60,200	47	2.45%	2.25% - 2.50%
Canadian Dollar	CAD	155,231	48	1.25%	1.25% - 1.25%
Swiss Franc	CHF	33,455	8	0.75%	0.75% - 0.75%
Danish Krone	DKK	75,004	19	0.80%	0.80% - 0.80%
Euro	EUR	78,166	184	0.75%	0.75% - 0.75%
Pound Sterling	GBP	287,766	184	1.12%	1.01% - 1.27%
Hong Kong Dollar	HKD	57,986	1	1.04%	1.04% - 1.04%
Japanese Yen	JPY	10,046,646	18	0.75%	0.75% - 0.75%
Swedish Krona	SEK	1,136,371	6	0.75%	0.75% - 0.75%
Singapore Dollar	SGD	239,255	6	1.50%	1.50% - 1.50%

*	Average based on the number of days the Fund had borrowings outstanding. The interest rates shown are annualized.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At October 31, 2016, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
International Fund	$13,056,350	$13,056,350	$—
Real Asset Fund	3,183,393	3,183,393	—
Strategic Allocation Moderate Fund	430,617	430,617	—

(1)	Collateral with a value of $15,990,450, $3,264,384 and $440,321, respectively, has been received in connection with securities lending transactions.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position. Risk of loss on derivatives, including written options, forward currency contracts, futures and swaps, may exceed amounts recognized on the statements of assets and liabilities.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

92	NOTES TO FINANCIAL STATEMENTS (continued)

an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The Alternatives Fund had transactions in options written during the six months ended October 31, 2016 as follows:

	Number of Contracts	Premiums Received
Outstanding options at April 30, 2016	322	$236,654
Options purchased	—	—
Option closed	—	—
Options written	2,010	1,430,236
Options expired	(1,951)	(1,330,865)
Options exercised	(169)	(162,099)

Options outstanding at October 31, 2016	212	$173,926

The Real Asset Fund had transactions in options written during the six months ended October 31, 2016 as follows:

	Notional Amount*	Number of Contracts	Premiums Received
Options outstanding at April 30, 2016	$87,540,000	221	$554,951
Options closed	(41,800,000)	(116)	(175,699)
Options written	61,189,000	325	297,424
Options expired	(43,024,000)	(87)	(136,137)
Options exercised	(16,200,000)	(77)	(60,616)

Options outstanding at October 31, 2016	$47,705,000	266	$479,923

*	Reflects notional amount of Written Options.

The Real Asset Fund used interest rate options and options on swaps to enhance returns, manage interest rate risk, inflation risk, credit risk and volatility exposures. The Real Asset Fund used foreign currency options as a short or long hedge against possible variations in foreign exchange rates or as a means to gain exposure to foreign currencies. The Alternatives Fund used equity index options in an option absolute return strategy to generate premium income in a risk-managed fashion.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Real Asset Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. The Alternatives Fund used foreign exchange futures contracts to gain exposure to the foreign currency markets both on a long and short strategy. The Real Asset Fund used futures contracts to manage interest rate exposure, adjust duration and curve exposure and to gain exposure to foreign interest rates. The Real Asset Fund also used money market futures during the period in order to adjust the portfolio’s interest rate exposure on the front-end of the yield curve and to adjust the overall duration positioning of the portfolio.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	93

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Centrally cleared swap agreements are agreements executed through a broker but are cleared through a central counterparty (the “CCP”) and a Fund’s counterparty on the swap becomes the CCP. The Fund is required to interface with the CCP through a broker and upon entering into a centrally cleared swap is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of a particular swap. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the swap agreement, the Fund agrees to pay to or receive from the counterparty an amount of cash equal to the daily fluctuation in the value of the swap (“variation margin”). Such payments are recorded by the Fund as unrealized gains or losses until the contract is closed or settled at which point the gain or loss is realized.

The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Interest rate swaps – Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The Real Asset Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the portfolio entered into interest rate swap agreements. Additionally, the portfolio invested in interest rate swaps as a risk-neutral substitute for physical securities, to obtain exposure in markets where no physical securities were available, and to refine the risk exposure in the portfolio (i.e. duration, inflation, credit, maturity mix, etc.).

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

94	NOTES TO FINANCIAL STATEMENTS (continued)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. The Real Asset Fund uses credit default swaps on corporate and sovereign issues to take an active long position with respect to the likelihood of a particular issuer’s default. The portfolio used credit default swaps on credit indices to adjust the portfolio’s overall credit exposure.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	95

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of October 31, 2016.

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Credit Contracts	Variation margin receivable for centrally cleared swap agreements.* Over the counter swap agreements, at value.**	Options written, at value. Variation margin payable for centrally cleared swap agreements.* Over the counter swap agreements, at value.**

Interest rate contracts

Investments in securities, at value.

Variation margin receivable for centrally cleared swap agreements.*

Variation margin receivable for financial futures contracts.*

Over the counter swap agreements, at value.**

Options written, at value. Variation margin payable for centrally cleared swap agreements.* Variation margin payable for financial futures contracts.* Over the counter swap agreements, at value.**

Currency contracts	Variation margin receivable for financial futures contracts.* Unrealized appreciation on forward foreign currency exchange contracts.**	Unrealized depreciation on forward foreign currency exchange contracts.** Options written, at value. Variation margin payable for financial futures contracts.*

Equity contracts	Investments in securities, at value.	Options written, at value.

*	The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for centrally cleared swap and financial futures contracts. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until October 31, 2016.
**	The amounts shown represent the unrealized appreciation (depreciation) from the date the contract was open.

	Asset Derivative Fair Value
Fund	Total Value	Equity Contracts	Currency Contracts	Interest Rate Contracts	Credit Contracts
International Fund
Forward Foreign Currency Contracts	$80	$—	$80	$—	$—

Alternatives Fund
Financial Futures Contracts	$553,155	$—	$553,155	$—	$—
Purchased Options	100,500	100,500	—	—	—

Totals	$653,655	$100,500	$553,155	$—	$—

Real Asset Fund
Financial Futures Contracts	$599,970	$—	$—	$599,970	$—
Forward Foreign Currency Contracts	750,849	—	750,849	—	—
Purchased Options	498,445	—	—	498,445	—
Swap Contracts	482,173	—	—	437,460	44,713

Totals	$2,331,437	$—	$750,849	$1,535,875	$44,713

	Liability Derivative Fair Value
Fund	Total Value	Equity Contracts	Currency Contracts	Interest Rate Contracts	Credit Contracts
International Fund
Forward Foreign Currency Contracts	$288	$—	$288	$—	$—

Alternatives Fund
Financial Futures Contracts	$6,315	$—	$6,315	$—	$—
Forward Foreign Currency Contracts	3	—	3	—	—
Written Options	114,562	114,562	—	—	—

Totals	$120,880	$114,562	$6,318	$—	$—

Real Asset Fund
Financial Futures Contracts	$108,683	$—	$—	$108,683	$—
Forward Foreign Currency Contracts	1,468,987	—	1,468,987	—	—
Written Options	162,780	—	13,005	149,775	—
Swap Contracts	1,322,459	—	—	1,321,604	855

Totals	$3,062,909	$—	$1,481,992	$1,580,062	$855

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

96	NOTES TO FINANCIAL STATEMENTS (continued)

The effect of derivative instruments on the Statements of Operations for the six months ended October 31, 2016 are as follows:

Derivative Type	Location on the Statement of Operations
Equity contracts	Net realized gain (loss) on futures contracts, options purchased and options written.
Net change in unrealized appreciation (depreciation) on futures contracts, options purchased and options written.

Credit contracts	Net realized gain (loss) on swap agreements and options written.
Net change in unrealized appreciation (depreciation) on swap agreements and options written.

Interest rate contracts	Net realized gain (loss) on futures contracts, swap agreements, options purchased and options written.
Net change in unrealized appreciation (depreciation) on futures contracts, swap agreements, options purchased and options written.

Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions, futures contracts and options written.
Net change in unrealized appreciation (depreciation) on foreign currency transactions, futures contracts and options written.

	Total Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund
Forward Foreign Currency Contracts	$(42,195)	$—	$(42,195)	$—	$—

Alternatives Fund
Financial Futures Contracts	$(571,476)	$—	$(571,476)	$—	$—
Forward Foreign Currency Contracts	(3,459)	—	(3,459)	—	—
Purchased Option	(437,616)	(437,616)	—	—	—
Written Options	871,428	871,428	—	—	—

Totals	$(141,123)	$433,812	$(574,935)	$—	$—

Real Asset Fund
Financial Futures Contracts	$(263,796)	$—	$—	$(263,796)	$—
Forward Foreign Currency Contracts	(502,929)	—	(502,929)	—	—
Purchased Options	(170,518)	—	(170,518)	—	—
Written Options	242,989	—	30,409	183,708	28,872
Swap Contracts	(958,546)	—	—	(918,903)	(39,643)

Totals	$(1,652,800)	$—	$(643,038)	$(998,991)	$(10,771)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund
Forward Foreign Currency Contracts	$(38,420)	$—	$(38,420)	$—	$—

Alternatives Fund
Financial Futures Contracts	$1,586,469	$—	$1,586,469	$—	$—
Forward Foreign Currency Contracts	6	—	6	—	—
Purchased Options	(103,508)	(103,508)	—	—	—
Written Options	(52,109)	(52,109)	—	—	—

Totals	$1,430,858	$(155,617)	$1,586,475	$—	$—

Real Asset Fund
Financial Futures Contracts	$369,939	$—	$—	$369,939	$—
Forward Foreign Currency Contracts	595,649	—	595,649	—	—
Purchased Options	(79,765)	—	—	(79,765)	—
Written Options	146,551	—	15,634	133,536	(2,619)
Swap Contracts	180,862	—	—	128,336	52,526

Totals	$1,213,236	$—	$611,283	$552,046	$49,907

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	97

The average volume of derivative activities for the six months ended October 31, 2016 are as follows.

	Asset Derivative Volume
Fund	Purchased Options[1]	Futures[2]	Forward Currency Contracts[2]
International Fund	$—	$—	$725,209
Alternatives Fund	170,213	332,562	—
Real Asset Fund	729,431	25,505,029	24,339,449

	Liability Derivative Volume
Fund	Written Options[3]	Futures[2]	Forward Currency Contracts[2]
International Fund	$—	$—	$1,098,123
Alternatives Fund	203,452	28,808,847	2,191
Real Asset Fund	544,529	42,664,110	54,369,959

Fund	Interest Rate Swaps[4]	Swap Volume Credit Default Swaps (purchase protection)[4]	Credit Default Swaps (sell protection)[4]
Real Asset Fund	$372,490,000	$10,300,000	$2,030,000

[1]	Cost.
[2]	Contract Value.
[3]	Premiums Received.
[4]	Notional Amount.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities.

At October 31, 2016, derivative assets and liabilities (by type) held by the Funds are as follows:

Fund	Assets	Liabilities
International Fund
Derivative Financial Instruments:
Forward foreign currency contracts	$80	$288

Total derivative assets and liabilities in the Statements of Assets and Liabilities	80	288
Derivatives not subject to a MA or similar agreement	—	—

Total assets and liabilities subject to a MA	$80	$288

Alternatives Fund
Derivative Financial Instruments:
Forward foreign currency contracts	$—	$3
Options	100,500	114,562

Total derivative assets and liabilities in the Statements of Assets and Liabilities	100,500	114,565
Derivatives not subject to a MA or similar agreement	—	—

Total assets and liabilities subject to a MA	$100,500	$114,565

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

98	NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Assets	Liabilities
Real Asset Fund
Derivative Financial Instruments:
Financial futures contracts	$17,048	$37,518
Forward foreign currency contracts	750,849	1,468,987
Options	498,445	162,780
Swaps	106,348	577,413

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,372,690	2,246,698
Derivatives not subject to a MA or similar agreement	85,556	371,188

Total assets and liabilities subject to a MA	$1,287,134	$1,875,510

At October 31, 2016, derivative assets and liabilities by counterparty net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
International Fund
Bank of New York	$47	$(47)	$—	$—	$—
JP Morgan Securities	5	(5)	—	—	—
WestPac Bank	28	(28)	—	—	—

Total Derivative Assets	$80	$(80)	$—	$—	$—

	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)
Bank of New York	$(252)	$47	$—	$—	$(205)
JP Morgan Securities	(23)	5	—	—	(18)
WestPac Bank	(13)	28	—	—	15

Total Derivative Liabilities	$(288)	$80	$—	$—	$(208)

	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Alternatives Fund
Merrill Lynch, Pierce, Fenner & Smith Inc.	$52,941	$(52,941)	$—	$—	$—
Oppenheimer & Co., Inc.	772	(772)	—	—	—
Wolverine Execution Services, LLC	44,887	(44,887)	—	—	—
Morgan Stanley & Co. LLC	1,900	—	—	—	1,900

Total Derivative Assets	$100,500	$(98,600)	$—	$—	$1,900

	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)
Bank of New York	$(3)	$—	$—	$—	$(3)
Merrill Lynch, Pierce, Fenner & Smith Inc.	(96,870)	52,941	43,929	—	—
Oppenheimer & Co., Inc.	(12,285)	772	11,513	—	—
Wolverine Execution Services, LLC	(5,407)	5,407	—	—	—

Total Derivative Liabilities	$(114,565)	$59,120	$55,442	$—	$(3)

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	99

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Real Asset Fund
Banc of America Securities	$157,002	$(24,227)	$—	$—	$132,775
Banco Santander Brasil	3,869	(3,853)	—	—	16
Barclays Bank International	41,309	—	—	—	41,309
Citigroup Global Markets	187,872	(49,770)	—	—	138,102
Deutsche Bank AG	269,180	(269,180)	—	—	—
Goldman Sachs Bank USA	108,029	(108,029)	—	—	—
HSBC Bank USA, N.A.	212,042	(230)	—	—	211,812
JP Morgan Chase Bank, N.A.	57,824	(57,824)	—	—	—
Morgan Stanley Capital Services LLC	245,823	(165,398)	—	—	80,425
Societe Generale Securities	4,184	(4,184)

Total Derivative Assets	$1,287,134	$(682,695)	$—	$—	$604,439

	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)
Banc of America Securities	$(24,227)	$24,227	$—	$—	$—
Banco Santander Brasil	(3,853)	3,853	—	—	—
Brown Brothers Harriman & Co.	(284)	—	—	—	(284)
Citigroup Global Markets	(49,770)	49,770	—	—	—
Credit Suisse International	(60,522)	—	—	—	(60,522)
Deutsche Bank AG	(285,437)	269,180	—	—	(16,257)
Goldman Sachs Bank USA	(627,355)	108,029	—	—	(519,326)
HSBC Bank USA, N.A.	(230)	230	—	—	—
JP Morgan Chase Bank, N.A.	(643,828)	57,824	—	—	(586,004)
Morgan Stanley Capital Services LLC	(165,398)	165,398	—	—	—
Societe Generale Securities	(14,606)	4,184	—	—	(10,422)

Total Derivative Liabilities	$(1,875,510)	$682,695	$—	$—	$(1,192,815)

(1)	Excess of collateral received is not shown for financial reporting purposes.
(2)	Net amount represents the net amount receivable in the event of default.
(3)	Excess of collateral pledged is not shown for financial reporting purposes.
(4)	Net amount represents the net amount payable due in the event of default.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

100	NOTES TO FINANCIAL STATEMENTS (continued)

4.	FEDERAL TAX INFORMATION

As of April 30, 2016, there were no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the periods ended 2015, 2014 and 2013, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding fiscal year ends were as follows:

	2016		2015
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
International Fund	$6,267,957	$—	$8,485,252	$—
Alternatives Fund	3,864,010	—	1,957,694	1,461,848
Real Asset Fund	21,633,966	—	7,000,154	—
Strategic Allocation Conservative Fund	551,402	635,759	537,025	740,300
Strategic Allocation Moderate Fund	724,184	93,673	649,387	—
Strategic Allocation Aggressive Fund	263,237	832,949	286,179	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Deferrals
International Fund	$1,989,555	$—	$—	$12,373,039	$(264,709,445)	$(12,547,321)
Alternatives Fund	11,676	—	(175,366)	(2,683,582)	(9,532,305)	—
Real Asset Fund	—	—	(1,270,126)	21,569,615	(128,731,467)	(7,210,570)
Strategic Allocation Conservative Fund	46,336	33,937	—	423,119	—	—
Strategic Allocation Moderate Fund	50,276	—	—	1,306,718	(3,751,410)	(238,103)
Strategic Allocation Aggressive Fund	—	391,055	—	(744,090)	—	—

At April 30, 2016, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the (“Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

					Total Capital Loss Carryforwards
	Capital Loss Available Through		Short-Term No Expiration	Long-Term No Expiration
Fund	2017	2018
International Fund	$236,603,604	$28,105,841	$—	$—	$264,709,445
Alternatives Fund	—	—	8,499,880	1,032,425	9,532,305
Real Asset Fund	—	93,032,464	8,648,017	27,050,986	128,731,467
Strategic Allocation Moderate Fund	2,904,644	846,766	—	—	3,751,410

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	101

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year. Post-October, Post-December and Late Year losses deferred to May 1, 2016 are as follows:

Fund	Ordinary Post-December Losses	Short-Term Post-October/ Late Year Capital Losses	Long-Term Post-October/ Late Year Capital Losses
International Fund	$—	$7,497,667	$5,049,654
Real Asset Fund	7,210,570	—	—
Strategic Allocation Moderate Fund	—	238,103	—

5.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

The International Fund, Alternatives Fund and Real Asset Fund, utilize a multi-manager strategy, whereby WFMC allocates all or a portion of the Funds’ assets among a number of sub-advisors. For their services, the Funds pay each sub-advisor fees, accrued daily and paid monthly, as described below. Certain sub-advisors have entered into an agreement with WFMC to waive their fees to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of WFMC or its affiliates, results in a fee that is less than the fee calculation under the sub-advisory agreement.

Fund	Advisory Fee Annual Rate
International Fund	0.45%
Alternatives Fund	0.95%
Real Asset Fund	0.45%
Strategic Allocation Conservative Fund	0.40%
Strategic Allocation Moderate Fund	0.40%
Strategic Allocation Aggressive Fund	0.40%

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2017, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC, nor the Fund’s distributor, will recoup previously waived fees/expenses in subsequent years.

	Current Contractual Expense Limitations
Fund	Class A	Class I
International Fund	1.31%	1.18%
Alternatives Fund	2.15%	1.90%
Real Asset Fund	1.23%	0.98%
Strategic Allocation Conservative Fund	0.78%	0.53%
Strategic Allocation Moderate Fund	0.74%	0.49%
Strategic Allocation Aggressive Fund	0.87%	0.62%

Fund	Gross Fees	Fees Waived	Current Fee as a % of average net asset of the Fund/ Allocated Net Assets for Sub-advisors
International Fund
WFMC	$914,232	$(696,053)	0.45%
Sub-advisors:
Dimensional Fund Advisors LP	45,062	(1,066)	0.45% on the first $50 million in assets; and
			0.30% on assets in excess of $50 million
J O Hambro Capital Management Limited	426,761	—	0.70%

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

102	NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Gross Fees	Fees Waived	Current Fee as a % of average net asset of the Fund/ Allocated Net Assets for Sub-advisors
LSV Asset Management	142,100	—	0.49%
Northern Cross LLC	243,375	—	0.55% on the first $1 billion in assets; and
			0.50% on assets in excess $1 billion
Oberweis Asset Management, Inc.	162,138	—	1.00% on the first $50 million;
			0.90% on the next $50 million; and
			0.80% on assets in excess of $100 million
Parametric Portfolio Associates LLC	27,968	—	0.275% on the first $50 million in assets; and
(Developed Country Index Replication Strategy)			0.20% on assets in excess of $50 million
Parametric Portfolio Associates LLC	134,871	—	0.60% on the first $100 million in assets; and
(Emerging Markets Strategy)			0.55% on assets in excess of $100 million

Total(a)	2,096,507	(697,119)

Alternatives Fund
WFMC	712,765	(181,220)	0.95%
Sub-advisors:
Acuity Capital Management, LLC*	56,331	—	1.00%
Analytic Investors, LLC	89,868	—	0.75% of the first $20 million of assets; and 0.70% of the next $80 million of assets; and 0.625% of assets in excess of $100 million
Highland Capital Healthcare Advisors, LP	81,358	—	1.00%
Highland Capital Management Fund Advisors, LP	117,597	—	0.90%
Parametric Risk Advisers	67,678	—	0.90% of the first $20 million of assets; and 0.75% of the next $20 million of assets; and 0.60% of the next $20 million of assets; and 0.525% of the next $40 million of assets; and 0.45% of assets in excess of $100 million.
P\E Global LLC	75,174	—	1.00%
Shelton Capital Management*	109,790	—	1.00%

Total(b)	1,310,561	(181,220)

Real Asset Fund
WFMC	1,056,845	—	0.45% on all Assets except assets allocated to the inflation- protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy. The fee for assets allocated to the TIPS strategy: 0.52% of the first $25 million; 0.49% of the next $25 million; and 0.47% of Assets over $50 million. The fee for assets allocated to the Enhanced Cash strategy is 0.53% on the assets.
Sub-advisors:
CBRE Clarion Securities LLC	224,665	—	0.65% on the first $50 million in assets; 0.55% of the next $50 million in assets; and 0.45% of assets in excess of $100 million
Pacific Investment Management Company, LLC**	232,698	—	0.25%
Parametric Portfolio Associates LLC	138,120	(251)	0.25% on the first $20 million in assets; 0.20% of the next $20 million in assets; and 0.15% of assets in excess of $40 million

Total(c)	1,652,328	(251)

Strategic Allocation Conservative Fund	$70,161	$(86,095)	0.40%
Strategic Allocation Moderate Fund	90,486	(134,016)	0.40%
Strategic Allocation Aggressive Fund	55,713	(77,726)	0.40%

*	Shelton Capital Management acquired Acuity Capital Management, LLC on June 30, 2016.
**	Pacific Investment Management Company LLC fees changed effective June 1, 2016. Prior to June 1, Pacific Investment Management Company LLC fees were 0.2875% per annum.
(a)	The total gross advisory and sub-advisory fees during the period were 1.03% for the International Fund
(b)	The total gross advisory and sub-advisory fees during the period were 1.75% for the Alternatives Fund
(c)	The total gross advisory and sub-advisory fees during the period were 0.70% for the Real Asset Fund

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. The fees as described in the table below are accrued and paid daily and are disclosed on the Statement of Operations as “Administrative personnel and services fees.”

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	103

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

BNYM and WFMC may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary waiver at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2016, WFMC did not waive any administrative personnel and services fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2016, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
International Fund	$2,202
Alternatives Fund	21
Real Asset Fund	971
Strategic Allocation Conservative Fund	3,856
Strategic Allocation Moderate Fund	53,307
Strategic Allocation Aggressive Fund	2,815

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

104	NOTES TO FINANCIAL STATEMENTS (continued)

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2016, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
International Fund	$173
Alternatives Fund	16
Real Asset Fund	270
Strategic Allocation Conservative Fund	318
Strategic Allocation Moderate Fund	10,168
Strategic Allocation Aggressive Fund	749

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2016, M&T received a portion of the fees paid by the following Fund which is listed below:

Fund	Shareholder Services Fee
International Fund	$227,794

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended October 31, 2016 are as follows:

Fund/Affiliated Fund Name	Balance of Shares Held 4/30/16	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/16	Value at 10/31/16	Dividend Income(a)	Realized Gain/(Loss)(b)
Strategic Allocation Conservative Fund:
Wilmington Large-Cap Strategy Fund	128,434	1,007	46,085	83,356	$1,453,722	$17,339	$165,583
Wilmington Intermediate-Term Bond Fund	1,048,923	7,096	3,369	1,052,650	10,558,081	86,256	165
Wilmington Multi-Manager International Fund	156,172	39,364	—	195,536	1,398,082	13,518	—
Wilmington Broad Market Bond Fund	699,293	6,320	9,869	695,744	6,825,245	74,753	1,974

TOTAL		53,787	59,323		$20,235,130	$191,866	$167,722

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	105

Fund/Affiliated Fund Name	Balance of Shares Held 4/30/16	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/16	Value at 10/31/16	Dividend Income(a)	Realized Gain/(Loss)(b)
Strategic Allocation Moderate Fund:
Wilmington Large Cap Strategy Fund	332,487	2,725	94,239	240,973	$4,202,565	$46,991	$—
Wilmington Multi-Manager International Fund	781,155	67,039	64,740	783,454	5,601,695	65,031	(51,398)

TOTAL		69,764	158,979		$9,804,260	$112,022	$(51,398)

Strategic Allocation Aggressive Fund:
Wilmington Large-Cap Strategy Fund	320,626	2,341	161,237	161,730	$2,820,572	$40,342	$(21,925)
Wilmington Multi-Manager International Fund	993,879	11,469	99,760	905,588	6,474,953	80,079	168,296

TOTAL		13,810	260,997		$9,295,525	$120,421	$146,371

(a)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.
(b)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) on sales of the affiliated fund.

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, U.S. Government Securities for the six months ended October 31, 2016 were as follows:

	Investments
Fund	Purchases	Sales
International Fund	$143,778,754	$161,060,147
Alternatives Fund	230,963,954	271,144,905
Real Asset Fund	191,277,150	191,481,167
Strategic Allocation Conservative Fund	1,450,882	1,818,092
Strategic Allocation Moderate Fund	2,637,879	5,552,741
Strategic Allocation Aggressive Fund	4,854,509	7,182,543

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2016 were as follows:

	U.S. Government Securities
Fund	Purchases	Sales
Real Asset Fund	$1,070,049,445	$1,064,044,696
Strategic Allocation Moderate Fund	318,698	—

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

106	NOTES TO FINANCIAL STATEMENTS (continued)

7.	LINE OF CREDIT

Effective March 9, 2016, the Trust is participating in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The termination date of this LOC is March 8, 2017.

The Funds did not utilize the LOC for the six months ended October 31, 2016.

8.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in a Funds’ financial statements through this date.

Certain Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.

Effective on or before November 11, 2016, the following entities will become sub-advisors to the Wilmington Multi-Manager International Fund (the “Fund”):

Allianz Global Investors U.S. LLC (“Allianz”), AXA Investment Managers, Inc. (“AXA”), Berenberg Asset Management LLC (“Berenberg”), Nikko Asset Management Americas, Inc. (“Nikko”) and Schroder Investment Management North America, Inc. (“Schroder”). These sub-advisors will replace the current sub-advisors to the Fund. The transition to the new sub-advisors will occur during November and December 2016, and is expected to be complete by year-end. Upon completion of the transition, the Fund’s net expense ratio is expected to decrease from 1.21% to 0.94%, effective during January 2017. The Fund will continue its investment across both developed markets and emerging markets. Allianz, AXA and Berenberg will employ European investment strategies; Nikko will manage a Japanese investment strategy and Schroder will focus on an Asia ex-Japan investment strategy. Approximately 17% of the Fund’s assets will be allocated to each Allianz, Axa, Berenberg, and Nikko; and approximately 25% of the Fund’s assets will be allocated to Schroders. The remainder will be invested in ETFs and cash. These sub-advisor allocations reflect the weights of each region within the Fund’s ACWI ex-U.S. benchmark. The Fund will hold about 300 securities with about 120 each in Europe and Japan, and 60 in Asia ex-Japan.

At a meeting of the Board of Trustees (the “Board”) of the Trust on September 15, 2016, the Board approved a change to the Investment Goal of the Wilmington Multi-Manager Alternatives Fund (the “Fund”), and directed that the revised Investment Goal be submitted to a vote of the shareholders of the Fund at a special meeting to be held on November 30, 2016. The revised Investment Goal is being proposed in connection with a restructuring of the Fund’s principal investment strategy from a multi-manager/multi-alternative strategy format to a single sub-advisor implementing a global hedged equity strategy. The Fund will also change its name. The name change and the revised principal investment strategy do not require shareholder approval.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. The SEC also will allow open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The effective dates of these rules are generally not impacting the Funds until sometime in 2018. Management is currently evaluating the impacts to the Funds.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

107

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 14-15, 2016 (the “September Meeting”), the Board of Trustees of the Trust unanimously agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings and an executive session of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On July 20, 2016, the Board held a special meeting (the “July Special Meeting”) with personnel of Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and independent counsel to the Independent Trustees (“Counsel”) concerning the Advisory Agreements that were due for renewal between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). The Adviser provided the Board with an initial basis for the approval of each such Advisory Agreement, and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from the Counsel on behalf of the Trustees concerning its investment advisory services, operations, compliance program and other matters.

On August 30, 2016, the Independent Trustees met in executive session with Counsel to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with the Adviser, and to continue the evaluation of the Advisory Agreements with the Sub-Advisers, as appropriate (the “August Executive Session”). The Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Trustees, and developed a request for additional and clarifying information that was responded to by the Adviser, and discussed, at the September Meeting.

In agreeing to renew the Advisory Agreements, the Board considered, among other things.

•	Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies, and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable.

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to a corresponding Fund;

•	The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers, and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•	For each Sub-Adviser: the nature and quality of services provided; the costs of those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser, and its parent companies as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals, and met with the Independent Trustees in several executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to among other things investment, compliance and operational matters, brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage. The Board took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board unanimously approved the renewal of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•	The nature and extent of the investment advisory services to be provided to each Fund by the Adviser, and each Sub-Adviser as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

108	BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

•	Renewal of the Advisory Agreements was in the best interests of each Fund and its shareholders.

As part of the July Special Meeting and September Executive Session, the Independent Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the September Regular Meeting.

Wilmington Multi-Manager International Fund

The Fund is sub-advised by Dimensional Fund Advisors LP, J O Hambro Capital Management Limited, LSV Asset Management, Northern Cross LLC, Oberweis Asset Management, Inc. and Parametric Portfolio Associates.

The Board considered that the Fund’s net management fee rate was below the Fund’s expense group median and that its net total expense ratio was above the Fund’s expense group median. The Board also considered the performance of each Sub-Adviser against an appropriate benchmark, and that the Fund’s Class I shares had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2016. The Board also considered management’s explanation of the underperformance and its views and recommendations concerning the potential for improvement in the Fund’s performance in the coming year. A discussion of the approval of the new sub-advisory agreements with various sub-advisers is below under “Approval of New Sub-Advisory Agreements.”

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Multi-Manager Alternatives Fund

The Fund is sub-advised by Analytic Investors, LLC, Highland Capital Healthcare Advisors, L.P., Highland Capital Management Fund Advisors, L.P., Parametric Risk Advisors, LLC, P/E Global LLC and Shelton Capital Management. A discussion of the approval of the Advisory Agreement with Shelton Capital Management is below under “Approval of New Sub-Advisory Agreements.”

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance below the peer group average for the one- and three-year periods ended June 30, 2016, and that the Fund commenced operations in January 2012. The Board also considered management’s explanation of the underperformance and its views and recommendations concerning the potential for improvement in the Fund’s performance in the coming year. The Board also considered management’s view that the Fund had outperformed its benchmark for the since-inception period ended June 30, 2016.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Multi-Manager Real Asset Fund

The Fund is sub-advised by CBRE Clarion Securities LLC, Pacific Investment Management Company, LLC, and Parametric Portfolio Associates.

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the peer group average for the one-year period and below the peer group average for the three- and five-year periods ended June 30, 2016. The Board considered management’s explanation of the Fund’s underperformance and the Fund’s prospects for improved performance in the coming year. The Board also considered management’s view that the Fund’s performance has generally been above average compared to its custom peer group.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Strategic Allocation Conservative Fund

The Board considered that the Fund’s net management fee rate was below the Fund’s expense group median and that its net total expense ratio was above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2016. The Board considered management’s view that the Fund is managed more conservatively than the peer group, with a lower equity allocation, shorter fixed income duration, and with a greater percentage of its portfolio in higher-grade credit securities. The Board also considered management’s view that the small size of the Fund relative to the peer group is a principal reason for the Fund’s higher expense ratio. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Strategic Allocation Moderate Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Class A shares had achieved total return performance below the peer group average for the one-, three-and five-year periods ended June 30, 2016. The Board considered management’s explanation of the Fund’s underperformance and the Fund’s prospects for improved performance in the coming year. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Strategic Allocation Aggressive Fund

The Board considered that the Fund’s net management fee rate was below the Fund’s expense group median and that its net total expense ratio was above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the peer group average for the one-year period and below the peer group average for the three- and five-year periods ended

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS	109

June 30, 2016. The Board considered management’s explanation of the Fund’s underperformance and the Fund’s prospects for improved performance in the coming year. The Board also considered management’s view that the small size of the Fund relative to the peer group is a principal reason for the Fund’s higher expense ratio. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Approval of New Sub-Advisory Agreements

Multi-Manager Funds

Wilmington Multi-Manager International Fund

At the September Meeting, the Board, including the Independent Trustees, discussed and unanimously approved, for the Wilmington Multi-Manager International Fund (the “Fund”), new investment sub-advisory agreements (each, a “New Sub-Advisory Agreement,” and together, the “New Sub-Advisory Agreements”) with each of Allianz Global Investors U.S. LLC; AXA Investment Managers Inc.; Berenberg Asset Management LLC; Nikko Asset Management Americas, Inc.; and Schroder Investment Management North America, Inc. (each, a “New Sub-Adviser,” and together, the “New Sub-Advisers”). The Trustees were provided with detailed materials relating to each New Sub-Adviser in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

At the September meeting, the Trustees met in person the Adviser, Trust and Counsel, and others. The Independent Trustees met with and were advised by Counsel in executive session.

In evaluating each New Sub-Advisory Agreement, the Trustees took into account management style, investment strategy, and prevailing market conditions as well as each New Sub-Adviser’s investment philosophy and process, past performance, and personnel. The Trustees also took into account the Adviser’s evaluation and recommendation of the approval of the each New Sub-Adviser. The Trustees also reviewed information concerning among other things: (i) the nature, extent and quality of the services to be provided by each New Sub-Adviser; (ii) each New Sub-Adviser’s anticipated cost of/profitability in providing the services to the Fund; (iii) possible fall-out benefits to each New Sub-Adviser due to its position with the Fund, including the use of soft dollars; (iv) whether the Fund may benefit from possible economies of scale realized by the Adviser in the event of growth of assets of the Fund; (v) the proposed fee of each New Sub-Adviser and fees charged by each New Sub-Adviser to other pooled investment vehicles for similar services; and (viii) the Adviser’s recommendation that the Independent Trustees approve each New Sub-Advisory Agreement and the Adviser’s view that the fee payable to each Sub-Adviser was fair and reasonable.

After discussion and consideration among themselves, and with Counsel and the Adviser, the Board, including all of the Independent Trustees, determined that the fee to be paid by the Fund to each New Sub-Adviser under the applicable New Sub-Advisory Agreement appeared to be fair and reasonable in light of the information provided. Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the New Sub-Advisory Agreements was in the best interests of the Fund and its shareholders and approved each New Sub-Advisory Agreement.

Wilmington Multi-Manager Alternatives Fund

Shelton Capital Management. At a special telephonic meeting held on June 27, 2016 (the “June Meeting”), the Board, including the Independent Trustees, considered and unanimously approved, for the Wilmington Multi-Manager Alternatives Fund (the “Fund”), an interim investment sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with Shelton Capital Management (“Shelton”), which adopted all the product lines and agreements of Acuity Capital Management, LLC (“Acuity”), a former sub-adviser of the Fund, on June 30, 2016. At the September 14-15, 2016 meeting of the Board of Trustees (the “September Meeting,” and together with the June Meeting, the “Meetings”), the Board, including the Independent Trustees, considered and unanimously approved a new investment sub-advisory agreement (the “Shelton Sub-Advisory Agreement”) with Shelton. The Trustees were provided with detailed materials relating to Shelton in advance of and at the Meetings. The material factors and conclusions that formed the basis for the approval of the Interim Sub-Advisory Agreement and Shelton Sub-Advisory Agreement are discussed below.

At the Meetings, the Trustees met in person with Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (collectively, the “Adviser”), Trust and Counsel, representatives of Shelton, and others. The Independent Trustees met with and were advised by Counsel in executive session.

In evaluating the Interim Sub-Advisory Agreement and Shelton Sub-Advisory Agreement, the Trustees took into account management style, investment strategy, and prevailing market conditions as well as Shelton’s investment philosophy and process, past performance, and personnel. The Trustees also took into account the Adviser’s evaluation and recommendation of the approval of Shelton and management’s view that the fee payable to Shelton was fair and reasonable. They took into account the fact that Acuity’s portfolio management team would continue to advise the Fund as employees of Shelton. The Trustees also reviewed information concerning, among other things: (i) the nature, extent and quality of the services to be provided by Shelton; (ii) the prior investment performance of Acuity’s portfolio management team; (iii) the prior investment performance of the Fund against a relevant benchmark and against other comparable mutual funds; (iv) Shelton’s anticipated cost of/profitability in providing the services to the Fund; (v) possible fall-out benefits to Shelton due to its position with the Fund; (vi) whether the Fund may benefit from possible economies of scale realized by Shelton and the Adviser in the event of growth of assets of the Fund; (vii) the proposed fee of Shelton and fees charged by Shelton to other mutual funds for similar services; and (viii) the Adviser’s recommendation that the Independent Trustees approve the Interim Sub-Advisory Agreement and Shelton Sub-Advisory Agreement.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

110	BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

After discussion and consideration among themselves, and with Counsel and the Adviser, the Board, including all of the Independent Trustees, determined that the fee to be paid by the Fund to Shelton under the Interim Sub-Advisory Agreement and Shelton Sub-Advisory Agreement appeared to be fair and reasonable in light of the information provided. Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Interim Sub-Advisory Agreement and Shelton Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and approved the Interim Sub-Advisory Agreement and Shelton Sub-Advisory Agreement.

Wellington Management Company LLP. At the September Meeting, the Board, including the Independent Trustees, discussed and unanimously agreed to approve a new investment sub-advisory agreement (the “Wellington Sub-Advisory Agreement”) with Wellington Management Company LLP (“Wellington”). The Trustees were provided with detailed materials relating to Wellington in advance of and at the Sep-tember Meeting. The material factors and conclusions that formed the basis for the approval of the Wellington Sub-Advisory Agreement are discussed below.

At the September Meeting, the Trustees met in person with the Adviser, Trust and Independent Legal Counsel, and others, including personnel from Wellington. The Independent Trustees met with and were advised by Counsel in executive session.

In evaluating the Wellington Sub-Advisory Agreement, the Trustees took into account management style, investment strategy, and prevailing market conditions as well as Wellington’s investment philosophy and process, past performance, and personnel. The Trustees also took into account the Adviser’s evaluation and recommendation of the approval of Wellington. The Trustees also reviewed information concerning: (i) the nature, extent and quality of the services to be provided by Wellington; (ii) Wellington’s anticipated cost of providing the services to the Fund; (iii) possible fall-out benefits to Wellington due to its position with the Fund, including the use of soft dollars; (iv) whether the Fund may benefit from possible economies of scale realized by Wellington and the Adviser in the event of growth of assets of the Fund; (v) the proposed fee of Wellington; and (vi) the Adviser’s recommendation that the Independent Trustees approve the Wellington Sub-Advisory Agreement, and the Adviser’s view that the fee payable to Wellington was fair and reasonable.

After discussion and consideration among themselves, and with Independent Legal Counsel and the Adviser, the Board, including all of the Independent Trustees, determined that the fee to be paid by the Fund to Wellington under the Wellington Sub-Advisory Agreement appeared to be fair and reasonable in light of the information provided. Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Wellington Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and approved the Wellington Sub-Advisory Agreement.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

111

RESULTS OF SHAREHOLDER VOTE FOR THE WILMINGTON MULTI-MANAGER ALTERNATIVES FUND

The Board of Trustees of Wilmington Funds (the “Trust”), on behalf of Wilmington Multi-Manager Alternatives Fund (the “Fund”), a series of the Trust, called a Special Meeting of Shareholders of the Fund (the “Meeting”) to be held on November 30, 2016, to vote on two important proposals that affect the Fund.

During the Meeting, shareholders of the Fund were asked to vote on the following proposals: (i) to approve modifications of the Fund’s fundamental investment goal to read as follows: to achieve long-term growth of capital with lower volatility than the broader equity markets; and (ii) to approve reclassification of the Fund’s investment goal from a fundamental policy to a non-fundamental policy.

All shareholders of record at the close of business on October 13, 2016 were entitled to attend or submit proxies. As of the record date, the Fund had 14,301,462 shares outstanding.

At the meeting, shareholders of the Fund approved the first proposal to the modifications of the Fund’s fundamental investment goal. The results of the voting for the proposal were as follows:

Votes For	Votes Against	Votes Abstained
13,548,304	2,964	1,018

At the meeting, shareholders of the Fund disapproved the second proposal for the reclassification of the Fund’s investment goal. The results of the voting for the proposal were as follows:

Votes For	Votes Against	Votes Abstained
154,142	13,395,407	2,737

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

112

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”

2.)	Click on the link “Sign up for Electronic Delivery”

3.)	Login to your account or create new user ID

4.)	Select E-Delivery Consent from the available options, and

5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

*	If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

113

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•	We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•	We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•	We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•	We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•	We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

114

•	Information or data entered into a website will be retained.

•	Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•	We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

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Investment Advisor
Wilmington Funds Management Corp. 1100 North Market Street Wilmington, DE 19890
Sub-Advisor
Wilmington Trust Investment Advisors 111 South Calvert Street 26th Floor Baltimore, MD 21202
Additional Sub-Advisors to the
Wilmington Multi-Manager International Fund
Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 J O Hambro Capital Management Limited
14 Ryder Court
London, SW1Y 6QB, England LSV Asset Management 155 North Wacker Drive, Suite 4600 Chicago, IL 60606 Northern Cross, LLC
125 Summer Street, Suite 1410 Boston, MA 02110 Oberweis Asset Management, Inc. 3333 Warrenville Road, Suite 500 Lisle, IL 60532 Parametric Portfolio Associates LLC 1918 Eighth Avenue, Suite 3100 Seattle, WA 98101
Additional Sub-Advisors to the
Wilmington Multi-Manager Alternatives Fund
Analytic Investors, LLC 555 West Fifth Street, 50th floor Los Angeles, CA 90013
Highland Capital Healthcare Advisors, LP 300 Crescent Court, Suite 700 Dallas, TX 75201 Highland Capital Management Fund Advisors, LP
200 Crescent Court, Suite 700 Dallas, TX 75201 Parametric Risk Advisors 274 Riverside Avenue, 1st Floor Westport, CT 06880 P/E Global LLC
75 State Street, 31st Floor Boston, MA 02109 Shelton Capital Management 1050 17th Street, Suite 1710 Denver, Colorado 80265
Additional Sub-Advisors to the
Wilmington Multi-Manager Real Asset Fund
CBRE Clarion Securities LLC 201 King of Prussia Road, Suite 600 Radnor, PA 19087
Pacific Investment Management Company, LLC (“PIMCO”) 840 Newport Center Drive Newport Beach, CA 92660 Parametric Portfolio Associates, LLC
1918 Eighth Avenue, Suite 3100 Seattle, WA 98101
Co-Administrator
Wilmington Funds Management Corp. 1100 North Market Street Wilmington, DE 19890
Custodian
The Bank of New York Mellon One Wall Street New York, NY 10286
Distributor
ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203
Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, DE 19809
Independent Registered Public Accounting Firm
Ernst & Young LLP One Commerce Square 2005 Market Street, Suite 700 Philadelphia, PA 19103
WT-SAR-MMgr-1016
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com
We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)

Wilmington Short-Term Bond Fund (“Short-Term Bond Fund”)

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)

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i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s semi-annual fiscal year period of May 1, 2016, through October 31, 2016. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc., the Trust’s investment advisor and subadvisor, respectively, have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year period.

The Economy

The economic recovery entered its eighth year, making it the fourth-longest recovery since 1850, but also the weakest one in the post-World War II period.i The gross domestic product (GDP) grew at a feeble rate of 1.4% in the second calendar quarter, but accelerated in the third quarter, posting a 2.9% jump.ii It’s been a familiar story with this recovery—disappointing growth numbers to begin the year, but a quickening of pace in the second half of the year.

[i]	http://www.marketwatch.com/story/current-us-economic-recovery-may-end-up-as-longest-ever-2016-07-18
ii	http://www.bea.gov/national/Index.htm

During the Trust’s semi-annual fiscal year period, the unemployment rate rose from 4.7% in May to 4.9% in October.iii While the increase in the unemployment rate may appear at odds with a continuing economic expansion, the uptick suggests that a growing number of individuals are re-entering the labor pool as new jobs are added.

iii	http://data.bls.gov/timeseries/LNS14000000

Inflation remains historically low, but has picked up in recent months. In September, it posted its biggest gain in five months, with the Consumer Price Index rising 1.5% for the 12-month period ending September 2016, the biggest year-over-year jump since October 2014.iv Core inflation, which excludes the more volatile food and energy components, reached 1.7% in the third quarter, the highest such reading in two years.v

iv	http://www.reuters.com/article/us-usa-economy-inflation-idUSKCN12I1GP
[v]	http://www.advisorperspectives.com/dshort/updates/2016/10/31/pce-price-index-headline-and-core-rose-again-in-september

Rising oil prices has been one reason that inflation has picked up. West Texas Intermediate (a grade of crude oil used as an oil pricing benchmark) rose from $40.75 per barrel at April-end to $46.83 at the close of October.vi

vi	http://www.eia.gov/dnav/pet/pet_pri_spt_s1_d.htm

The Federal Reserve (the “Fed”) has yet to follow up its December 2015 rate hike, putting off further hikes because of concerns about the resiliency of economic growth and how global markets will react. However, at its most recent Federal Open Market Committee meeting in September, the Fed indicated that a rate hike may come relatively soon.

The Bond Markets

The yield on the 10-year Treasury note ended largely where it began, but there was a great deal of volatility over the six-month period. Yields stood at 1.83% at April-end, but dropped precipitously in reaction to the British exit (“Brexit”) vote in late June, as the decision by British voters to leave the European Union (“EU”) led to a world-wide flight to safety, driving down yields to as low as 1.37%, a level reached in early July. As anxieties eased, rates slowly climbed back to 1.84% by the close of trading in October.vii

vii	http://www.treasury.gov/resource-center/data-chart-center/interest-rates/Pages/TextView.aspx?data=yield

Despite the rollercoaster ride in yields, the Barclays U.S. Aggregate Bond Index1 gained 1.51% for the six-month period ended October 31, 2016.

High-yield bonds have been enjoying a very good year. After a price swoon earlier in the year, high-yield bonds have posted strong returns, with oil prices coming off their extreme lows propelling the Barclays U.S. Corporate High Yield Index2 to a gain of 7.59% for the six-month period ended October 31, 2016.

The municipal bond market was challenged by heavy new issuance volumes, leading to a more subdued return for the Barclays Municipal Bond Index3 of 0.49% for the Trust’s semi-annual fiscal year period.

PRESIDENT’S MESSAGE / October 31, 2016 (unaudited)

ii

The Barclays Global Aggregate ex-USD Bond Index4 slumped by 2.08% during the reporting period, as investors were disappointed by monetary policy announcements from the Bank of England, the European Central Bank, and the Bank of Japan.

For the six-month reporting period May 1, 2016 through October 31, 2016, certain Barclays indices performed as follows5:

Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Bond Index[6]	Barclays U.S. Mortgage-Backed Securities Index[7]	Barclays U.S. Credit Bond Index[8]	Barclays Municipal Bond Index
1.51%	0.80%	1.28%	2.61%	0.49%

The Stock Markets

Stocks began the period on a positive note, buoyed by rising oil prices and waning concerns about an imminent rate hike. The impending vote in Britain on whether to break away from the European Union, however, soon began to weigh on stocks. Markets turned volatile as investors reacted to each new release of polling numbers about whether the “Stay” or “Leave” vote would prevail. With the polls closest to the referendum date indicating that voters might choose to remain in the EU, the shock of a “Leave” victory sent global markets into a nosedive that shaved off $3 trillion in market value.viii U.S. stocks recovered quickly, regaining their losses after two days of trading, but overseas markets took considerably longer to claw back their losses.

viii	http://independent.co.uk/news/business/news/brexit-wipes-record-3tn-off-global-markets-in-two-days-a7107481.html

U.S. equities reached near-historic highs in July, powered by strong economic reports, better-than-expected corporate earnings, and growing conviction that the Fed would not be raising rates in the near term. July’s momentum stalled as markets went quiet in August amid very light trading volumes and low volatility.

The calm ended when September began, with stocks selling off sharply to begin the month. Investor sentiment shifted to worries about a Fed rate increase and mounting concerns that the European Central Bank would be hitting the “pause” button on its monetary-easing efforts.

Stocks remained volatile over the course of the month, moving in reaction to changes in the price of oil, central bank statements, and banking troubles emanating from Europe.

Despite a better-than-expected third-quarter earnings season, October was the third consecutive month to close lower.

For the six-month reporting period May 1, 2016 through October 31, 2016, certain stock market indices performed as follows:

S&P 500 Index[9]	Dow Jones Industrial Average[10]	NASDAQ Composite Index[11]	MSCI All Country World ex-USD (Net) Index[12]
4.06%	3.44%	9.33%	2.01%

In the months ahead, markets will likely be tested. A looming hike in the federal funds rate, a new incoming president, and uncertain global economic growth may drive further market volatility. It is essential, however, that investors maintain a long-term focus.

For our part, the Trust will remain committed to managing your important savings with the same disciplined process that has created value for our shareholders and helped them achieve their important long-term financial goals. We appreciate the confidence and trust you have shown us.

Sincerely,

Christopher D. Randall

President

November 14, 2016

October 31, 2016 (unaudited) / PRESIDENT’S MESSAGE

iii

For more complete information, please download the Funds’ prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Funds, and you should not expect that the investment advisor will provide financial support to the Funds at any time.

1.	Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.
2.	Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices.
3.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.
4.	Barclays Global Aggregate ex-USD Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. An investment cannot be made directly in an index.
5.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
6.	Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.
7.	Barclays U.S. Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.
8.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.
9.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.
10.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.
11.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
12.	MSCI All Country World ex-USD (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.

PRESIDENT’S MESSAGE / October 31, 2016 (unaudited)

[This Page Intentionally Left Blank]

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON BROAD MARKET BOND FUND
Actual
Class A	$1,000.00	$1,013.20	$4.52	0.89%
Class I	$1,000.00	$1,014.00	$2.79	0.55%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.72	$4.53	0.89%
Class I	$1,000.00	$1,022.43	$2.80	0.55%
WILMINGTON INTERMEDIATE-TERM BOND FUND
Actual
Class A	$1,000.00	$1,007.50	$4.35	0.86%
Class I	$1,000.00	$1,009.20	$2.68	0.53%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.87	$4.38	0.86%
Class I	$1,000.00	$1,022.53	$2.70	0.53%
WILMINGTON SHORT-TERM BOND FUND
Actual
Class A	$1,000.00	$1,004.00	$3.69	0.73%
Class I	$1,000.00	$1,005.30	$2.43	0.48%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,021.53	$3.72	0.73%
Class I	$1,000.00	$1,022.79	$2.45	0.48%
WILMINGTON MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$999.50	$3.73	0.74%
Class I	$1,000.00	$1,000.00	$2.47	0.49%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,021.48	$3.77	0.74%
Class I	$1,000.00	$1,022.74	$2.50	0.49%

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON NEW YORK MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,000.90	$4.24	0.84%
Class I	$1,000.00	$1,001.20	$2.98	0.59%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.97	$4.28	0.84%
Class I	$1,000.00	$1,022.23	$3.01	0.59%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).
(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Broad Market Bond Fund

At October 31, 2016, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Corporate Bonds	44.0%
U.S. Treasury	28.8%
Mortgage-Backed Securities	22.2%
Commercial Paper	2.2%
Government Agencies	1.2%
Collateralized Mortgage Obligations	0.9%
Enhanced Equipment Trust Certificates	0.2%
Asset-Backed Securities	0.1%
Cash Equivalents[1]	2.5%
Other Assets and Liabilities – Net[2]	(2.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.
(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Percentage of Total Net Assets
Credit Quality Diversification[3]
U.S. Government Agency Securities	24.1%
U.S. Treasury	28.8%
AAA / Aaa	0.2%
AA / Aa	1.8%
A / A	10.0%
BBB / Baa	30.4%
BB / Ba	2.1%
D	0.1%
Not Rated	4.6%
Other Assets and Liabilities – Net[2]	(2.1)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITY—0.1%
FINANCIAL SERVICES—0.1%
LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ω	$672,349	$720,556

TOTAL ASSET-BACKED SECURITY (COST $672,349)		$720,556
COLLATERALIZED MORTGAGE OBLIGATIONS—0.9%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)—0.0%**
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	268,003	268,992
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—0.3%
Pool Q33547, 3.50%, 5/01/45	1,352,733	1,420,525

Description	Par Value	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.4%
Series 1988-23, Class C, 9.75%, 9/25/18	$806	$852
Series 2005-29, Class WC, 4.75%, 4/25/35	35,078	38,648
Series 2012-114, Class VM, 3.50%, 10/25/25	1,975,799	2,111,191

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,150,691
WHOLE LOAN—0.2%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.95%, 2/25/34Δ	151,626	151,163
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	200,330	201,030
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.30%, 11/25/35Δ	326,817	305,926

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

8    PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	$343,954	$350,226

TOTAL WHOLE LOAN		$1,008,345

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,954,434)		$4,848,553
COMMERCIAL PAPER—2.2%♦
COMMERCIAL PAPER—2.2%
Entergy Corp., 0.87%, 11/01/16	3,000,000	2,999,929
ONEOK Partners Lp, 0.67%, 11/02/16	3,000,000	2,999,890
Sysco Corp., 0.61%, 11/01/16Ω	5,000,000	4,999,917

TOTAL COMMERCIAL PAPER		$10,999,736

TOTAL COMMERCIAL PAPER (COST $10,999,945)		$10,999,736
CORPORATE BONDS—44.0%
AEROSPACE & DEFENSE—1.0%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	671,000	671,689
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,086,891
Lockheed Martin Corp., Sr. Unsecured, 1.85%, 11/23/18	2,000,000	2,019,883
Lockheed Martin Corp., Sr. Unsecured, 4.70%, 5/15/46	975,000	1,111,645

TOTAL AEROSPACE & DEFENSE		$4,890,108
AUTO PARTS & EQUIPMENT—0.0%**
Johnson Controls, Inc., Sr. Unsecured, 4.63%, 7/02/44	100,000	107,133
AUTOMOTIVE—1.7%
Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21#,Ω	250,000	270,504
Ford Motor Credit Co. LLC, Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,212,038
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	259,798
Ford Motor Credit Co. LLC, Sr. Unsecured, 2.15%, 1/09/18	650,000	652,931
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	561,614
Ford Motor Credit Co. LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	480,497
General Motors Co., Inc., Sr. Unsecured, 6.25%, 10/02/43	2,000,000	2,299,781
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	300,000	307,602
General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	1,430,000	1,432,792

Description	Par Value	Value
General Motors Financial Co., Inc., Company Guaranteed, 2.35%, 10/04/19	$1,000,000	$999,723

TOTAL AUTOMOTIVE		$8,477,280
BANKS—1.3%
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	1,275,000	1,280,636
Bank of America Corp., Sr. Unsecured, MTN, 1.94%, 3/22/18Δ	1,500,000	1,513,244
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	1,095,000	1,097,401
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,050,266
Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	773,912
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	700,000	700,638

TOTAL BANKS		$6,416,097
BEVERAGES—0.6%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	1,125,000	1,293,704
Dr. Pepper Snapple Group, Company Guaranteed, 2.60%, 1/15/19	1,900,000	1,944,228

TOTAL BEVERAGES		$3,237,932
BIOTECHNOLOGY—1.6%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	2,000,000	2,024,189
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	2,130,000	2,176,481
Celgene Corp., Sr. Unsecured, 2.25%, 5/15/19	1,500,000	1,517,772
Celgene Corp., Sr. Unsecured, 4.63%, 5/15/44	1,390,000	1,404,739
Gilead Sciences, Inc., Sr. Unsecured, 4.60%, 9/01/35	650,000	702,385

TOTAL BIOTECHNOLOGY		$7,825,566
CAPITAL MARKETS—0.8%
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	276,655
Charles Schwab Corp. (The), Sr. Unsecured, 2.20%, 7/25/18	1,370,000	1,390,580
Charles Schwab Corp. (The), Sr. Unsecured, 4.45%, 7/22/20	250,000	273,826
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 2.04%, 4/23/20Δ	425,000	428,023
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 2.05%, 9/15/20Δ	1,425,000	1,435,650

TOTAL CAPITAL MARKETS		$3,804,734
COMMERCIAL BANKS—6.6%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,674,559

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    9

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Branch Banking & Trust Co., Subordinated, 3.80%, 10/30/26	$1,000,000	$1,074,982
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	750,000	763,857
Capital One NA, Sr. Unsecured, BKNT, 1.65%, 2/05/18	680,000	681,029
Commonwealth Bank of Australia, Sr. Unsecured, 1.25%, 3/12/18Δ,Ω	1,000,000	999,388
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,320,809
Fifth Third Bancorp, Subordinated, 5.45%, 1/15/17	3,000,000	3,026,514
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	530,000	570,081
Fifth Third Bank/Cincinnati OH, Sr. Unsecured, 1.35%, 6/01/17	1,000,000	1,000,845
Key Bank NA, 1.70%, 6/01/18	2,500,000	2,508,254
KeyBank NA/Cleveland OH, Sr. Unsecured, BKNT, 1.10%, 11/25/16	1,000,000	1,000,120
Keycorp, Sr. Unsecured, 2.90%, 9/15/20	750,000	776,138
PNC Bank NA, Sr. Unsecured, 2.40%, 10/18/19	1,500,000	1,534,334
PNC Bank NA, Subordinated Note, 2.95%, 1/30/23	350,000	357,231
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	1,500,000	1,590,050
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	2,000,000	2,040,660
SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21#	1,475,000	1,528,301
Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 1.75%, 7/23/18	2,500,000	2,513,385
US Bancorp/MN, Subordinated, MTN, 2.95%, 7/15/22	2,000,000	2,081,072
US Bank NA/Cincinnati OH, Sr. Unsecured, BKNT, 2.13%, 10/28/19	2,000,000	2,036,689
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	2,000,000	1,990,643
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	2,075,000	2,079,393

TOTAL COMMERCIAL BANKS		$33,148,334
COMMERCIAL FINANCE—0.1%
General Electric Capital Corp, Subordinated Note, 5.30%, 2/11/21	250,000	284,665
COMMERCIAL SERVICES & SUPPLIES—0.4%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	1,900,000	1,912,701
COMPUTERS—1.0%
Apple, Inc., Sr. Unsecured, 1.05%, 5/05/17	1,580,000	1,582,206

Description	Par Value	Value
Cisco Systems, Inc., Sr. Unsecured, 1.20%, 9/20/19Δ	$1,600,000	$1,602,221
HP Enterprise Co., Sr. Unsecured, 2.70%, 10/05/17Ω	2,000,000	2,021,231

TOTAL COMPUTERS		$5,205,658
CONSUMER FINANCE—0.2%
American Express Co., Sr. Unsecured, 1.40%, 5/22/18Δ	655,000	656,647
John Deere Capital Corp., Sr. Unsecured, MTN, 1.40%, 3/15/17#	250,000	250,326

TOTAL CONSUMER FINANCE		$906,973
DIVERSIFIED FINANCIAL SERVICES—1.9%
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	800,000	801,356
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	1,685,000	1,686,663
Citigroup, Inc., Sr. Unsecured, 6.13%, 5/15/18	275,000	293,091
Citigroup, Inc., Sr. Unsecured, 4.13%, 7/25/28	1,150,000	1,181,314
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,283,731
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	150,000	157,860
JPMorgan Chase & Co., Sr. Unsecured, 1.70%, 3/01/18	1,600,000	1,605,288
JPMorgan Chase & Co., Sr. Unsecured, 4.63%, 5/10/21	100,000	110,336
JPMorgan Chase Capital XXIII, Limited Guarantee, 1.82%, 5/15/47Δ	1,000,000	800,000
Morgan Stanley, Sr. Unsecured, MTN, 3.13%, 7/27/26	340,000	340,017
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	505,000	533,828
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	847,000	877,722

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,671,206
ELECTRIC—3.1%
Appalachian Power Co., Sr. Unsecured, 5.00%, 6/01/17	1,500,000	1,530,706
Baltimore Gas & Electric Co., Sr. Unsecured, 3.50%, 8/15/46	1,550,000	1,519,847
CMS Energy Corp., Sr. Unsecured, 6.55%, 7/17/17	300,000	311,219
Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	1,028,895
Consolidated Edison, Inc., Sr. Unsecured, 2.00%, 5/15/21	750,000	753,353
Dominion Resources, Inc./VA, Sr. Unsecured, 1.25%, 3/15/17	960,000	960,320
Dominion Resources, Inc./VA, Sr. Unsecured, 2.50%, 12/01/19	1,500,000	1,538,574

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

10    PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
DTE Energy Co., Sr. Unsecured, 3.85%, 12/01/23	$305,000	$329,825
Entergy Arkansas, Inc., 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,056,166
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,435,268
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17	650,000	678,003
FirstEnergy Corp., Series A, Sr. Unsecured, 2.75%, 3/15/18	1,285,000	1,300,385
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	2,250,000	2,407,731
System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	529,633

TOTAL ELECTRIC		$15,379,925
ELECTRONICS—0.6%
Corning, Inc., Sr. Unsecured, 1.50%, 5/08/18	2,000,000	1,999,386
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	1,100,000	1,152,362

TOTAL ELECTRONICS		$3,151,748
ENVIRONMENTAL CONTROL—0.6%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,330,577
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,632,530

TOTAL ENVIRONMENTAL CONTROL		$2,963,107
FOOD—0.7%
Kraft Foods Group, Inc., Company Guaranteed, 2.25%, 6/05/17	2,000,000	2,011,008
Kraft Heinz Foods Co., Company Guaranteed, 1.60%, 6/30/17	850,000	851,785
Kraft Heinz Foods Co., Company Guaranteed, 5.20%, 7/15/45	500,000	572,226

TOTAL FOOD		$3,435,019
FOOD PRODUCTS—0.6%
General Mills, Inc., Sr. Unsecured, 1.40%, 10/20/17	2,000,000	2,006,736
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	525,797
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	542,483

TOTAL FOOD PRODUCTS		$3,075,016
FOOD RETAILING—0.5%
Kroger Co., Sr. Unsecured, 2.95%, 11/01/21	1,750,000	1,806,176
Kroger Co., Sr. Unsecured, 8.00%, 9/15/29	500,000	711,864

TOTAL FOOD RETAILING		$2,518,040

Description	Par Value	Value
FOREST PRODUCTS & PAPER—0.7%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	$1,665,000	$1,850,449
International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	1,500,000	1,466,012

TOTAL FOREST PRODUCTS & PAPER		$3,316,461
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
Becton Dickinson and Co., Sr. Unsecured, 1.80%, 12/15/17	670,000	673,120
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 3.15%, 4/01/22	1,685,000	1,728,337

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,401,457
HEALTH CARE PROVIDERS & SERVICES—0.9%
Aetna, Inc., Sr. Unsecured, 4.38%, 6/15/46	1,100,000	1,123,063
Anthem, Inc., Sr. Unsecured, 2.30%, 7/15/18	2,500,000	2,521,355
UnitedHealth Group, Inc., Sr. Unsecured, 6.00%, 6/15/17	250,000	257,643
UnitedHealth Group, Inc., Sr. Unsecured, 1.40%, 12/15/17	450,000	451,182
UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	300,562

TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,653,805
HOME FURNISHINGS—0.7%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,674,385
Whirlpool Corp., Sr. Unsecured, 4.50%, 6/01/46	1,320,000	1,375,922
Whirlpool Corp., Sr. Unsecured, MTN, 5.15%, 3/01/43	210,000	239,510

TOTAL HOME FURNISHINGS		$3,289,817
HOUSEHOLD PRODUCTS—0.1%
Kimberly-Clark Corp., Sr. Unsecured, 3.20%, 7/30/46	500,000	471,785
INSURANCE—2.3%
Aon PLC, Sr. Unsecured, 4.00%, 11/27/23	1,450,000	1,555,203
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	425,000	469,815
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,142,746
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	950,000	990,304
Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,081,758
MetLife, Inc., A, Sr. Unsecured, 6.82%, 8/15/18	3,000,000	3,279,156
Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	250,000	258,230

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    11

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	$1,000,000	$1,089,317
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,793,706

TOTAL INSURANCE		$11,660,235
MEDIA—1.4%
CBS Corp., Company Guaranteed, 1.95%, 7/01/17	2,000,000	2,007,887
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	1,100,000	1,121,499
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20Ω	1,500,000	1,556,785
Time Warner, Inc., Company Guaranteed, 4.85%, 7/15/45	1,190,000	1,275,328
Walt Disney Co., Sr. Unsecured, GMTN, 4.13%, 6/01/44	565,000	618,995
Walt Disney Co., Sr. Unsecured, MTN, 3.00%, 7/30/46#	615,000	549,299

TOTAL MEDIA		$7,129,793
METALS & MINING—0.2%
Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	1,000,000	1,099,005
MISCELLANEOUS MANUFACTURING—0.5%
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,156,532
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21#	480,000	503,170
Textron, Inc., Sr. Unsecured, 3.88%, 3/01/25	750,000	783,153

TOTAL MISCELLANEOUS MANUFACTURING		$2,442,855
OIL & GAS—1.6%
Anadarko Petroleum Corp., Sr. Unsecured, 6.38%, 9/15/17	151,000	158,021
Chevron Corp., Sr. Unsecured, 1.72%, 6/24/18	2,000,000	2,023,434
ConocoPhillips Co., Company Guaranteed, 4.20%, 3/15/21#	335,000	363,084
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	925,000	940,673
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	745,000	746,981
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	1,450,000	1,599,988
Schlumberger Holdings Corp., Sr. Unsecured, 3.63%, 12/21/22Ω	1,500,000	1,597,625
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	563,000	555,455

TOTAL OIL & GAS		$7,985,261
PHARMACEUTICALS—2.0%
AbbVie, Inc., Sr. Unsecured, 1.75%, 11/06/17	1,000,000	1,003,614

Description	Par Value	Value
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	$1,485,000	$1,506,295
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	459,509
Actavis Funding SCS, Company Guaranteed, 1.30%, 6/15/17	1,500,000	1,500,618
Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	696,819
Express Scripts Holding Co., Company Guaranteed, 4.80%, 7/15/46	2,000,000	2,013,473
McKesson Corp., Sr. Unsecured, 1.29%, 3/10/17	460,000	460,118
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	940,000	1,009,719
Medtronic, Inc., Sr. Unsecured, 1.50%, 3/15/18	700,000	702,856
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 4.10%, 10/01/46	1,000,000	933,112

TOTAL PHARMACEUTICALS		$10,286,133
PIPELINES—1.7%
Energy Transfer Partners LP, Sr. Unsecured, 2.50%, 6/15/18	1,000,000	1,011,746
Energy Transfer Partners LP, Sr. Unsecured, 3.60%, 2/01/23	870,000	865,720
Enterprise Products Operating LLC, Company Guaranteed, 4.95%, 10/15/54	500,000	495,575
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68Δ	2,000,000	2,122,500
Kinder Morgan Energy Partners LP, Sr. Unsecured, 5.40%, 9/01/44	1,000,000	1,007,562
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,134,820
Plains All American Pipeline LP / PAA Finance Corp., Sr. Unsecured, 3.65%, 6/01/22	1,000,000	1,035,462
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	1,125,000	1,123,707

TOTAL PIPELINES		$8,797,092
REAL ESTATE INVESTMENT TRUSTS—3.4%
American Tower Corp., Sr. Unsecured, 3.40%, 2/15/19	2,000,000	2,073,988
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	415,000	463,055
American Tower Corp., Sr. Unsecured, 3.13%, 1/15/27	1,000,000	973,609
AvalonBay Communities, Inc., Sr. Unsecured, 3.63%, 10/01/20	1,145,000	1,211,257
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	615,000	639,068
Digital Realty Trust LP, Sr. Unsecured, 3.63%, 10/01/22	1,100,000	1,145,047
HCP, Inc., Sr. Unsecured, 4.00%, 12/01/22	2,000,000	2,108,443

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

12    PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	$450,000	$468,295
Health Care REIT, Inc., Sr. Unsecured, 2.25%, 3/15/18	2,000,000	2,017,005
Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	283,104
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	695,000	708,810
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	915,000	935,022
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	2,215,000	2,223,294
ProLogis LP, Sr. Unsecured, 2.75%, 2/15/19	450,000	461,454
ProLogis LP, Sr. Unsecured, 3.35%, 2/01/21	1,245,000	1,309,587

TOTAL REAL ESTATE INVESTMENT TRUSTS		$17,021,038
RETAIL—0.7%
CVS Health Corp., Sr. Unsecured, 1.90%, 7/20/18	2,000,000	2,016,256
Walgreens Boots Alliance, Inc., Sr. Unsecured, 1.75%, 5/30/18	1,400,000	1,407,214

TOTAL RETAIL		$3,423,470
SOFTWARE—0.9%
Microsoft Corp., Sr. Unsecured, 4.75%, 11/03/55	1,000,000	1,130,874
Oracle Corp., Sr. Unsecured, 4.30%, 7/08/34	1,730,000	1,858,616
Oracle Corp., Sr. Unsecured, 4.00%, 7/15/46	1,300,000	1,292,771

TOTAL SOFTWARE		$4,282,261
TELECOMMUNICATIONS—1.5%
AT&T, Inc., Sr. Unsecured, 1.40%, 12/01/17	1,731,000	1,731,959
AT&T, Inc., Sr. Unsecured, 2.38%, 11/27/18	2,000,000	2,026,566
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	845,000	843,204
Verizon Communications, Inc., Sr. Unsecured, 1.63%, 6/17/19Δ	1,000,000	1,008,683
Verizon Communications, Inc., Sr. Unsecured, 4.86%, 8/21/46	2,000,000	2,136,220

TOTAL TELECOMMUNICATIONS		$7,746,632
TRANSPORTATION—1.2%
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	685,000	693,366
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	277,439
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	501,709

Description	Par Value	Value
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	$1,155,000	$1,169,845
Ryder System, Inc., Sr. Unsecured, MTN, 2.45%, 9/03/19	2,450,000	2,494,476
Union Pacific Corp., Sr. Unsecured, 4.38%, 11/15/65	1,000,000	1,071,943

TOTAL TRANSPORTATION		$6,208,778
TRUCKING & LEASING—0.1%
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	640,000	664,106
UTILITIES—0.3%
Southern Co. (The), Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,423,198

TOTAL CORPORATE BONDS (COST $215,185,205)		$220,714,424
ENHANCED EQUIPMENT TRUST CERTIFICATES—0.2%
AIRLINES—0.2%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	296,481	320,014
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	173,094	195,380
Delta Air Lines 2009-1, Series A, Pass-Through Certificates, 7.75%, 12/17/19	213,329	240,395
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/24	263,701	313,145
United Air Lines 2009-2A, Pass-Through Certificates, 9.75%, 1/15/17	116,928	118,968

TOTAL AIRLINES		$1,187,902

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,063,533)		$1,187,902
GOVERNMENT AGENCIES—1.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—0.7%
1.25%, 10/02/19	1,300,000	1,307,001
1.75%, 5/30/19#	2,000,000	2,038,007
2.38%, 1/13/22	125,000	130,568

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,475,576
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.5%
4.88%, 12/15/16	700,000	703,776
6.25%, 5/15/29	750,000	1,061,400
7.25%, 5/15/30	400,000	619,848

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,385,024

TOTAL GOVERNMENT AGENCIES (COST $5,486,882)		$5,860,600

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    13

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
MORTGAGE-BACKED SECURITIES—22.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—12.2%
Pool B17616, 5.50%, 1/01/20	$57,909	$58,343
Pool G12709, 5.00%, 7/01/22	55,803	57,721
Pool C00478, 8.50%, 9/01/26	15,642	18,403
Pool E09010, 2.50%, 9/01/27	1,213,423	1,256,314
Pool G18497, 3.00%, 1/01/29	154,091	161,308
Pool C01272, 6.00%, 12/01/31	32,476	37,412
Pool A13990, 4.50%, 10/01/33	43,425	47,859
Pool G01625, 5.00%, 11/01/33	46,148	51,337
Pool G08097, 6.50%, 11/01/35	20,994	24,162
Pool G02296, 5.00%, 6/01/36	244,316	270,754
Pool G02390, 6.00%, 9/01/36	8,317	9,503
Pool G05317, 5.00%, 4/01/37	966,372	1,074,491
Pool G03703, 5.50%, 12/01/37	25,870	29,280
Pool G04776, 5.50%, 7/01/38	86,871	98,448
Pool G05500, 5.00%, 5/01/39	887,934	984,375
Pool A93415, 4.00%, 8/01/40	2,014,420	2,165,893
Pool A93505, 4.50%, 8/01/40	1,645,496	1,803,911
Pool A93996, 4.50%, 9/01/40	1,311,192	1,437,719
Pool G06222, 4.00%, 1/01/41	2,272,624	2,443,957
Pool A97047, 4.50%, 2/01/41	1,303,886	1,429,854
Pool G06956, 4.50%, 8/01/41	1,201,002	1,316,646
Pool C03750, 3.50%, 2/01/42	441,228	466,251
Pool C03849, 3.50%, 4/01/42	214,612	226,782
Pool Q08305, 3.50%, 5/01/42	1,252,406	1,331,866
Pool C04305, 3.00%, 11/01/42	3,268,559	3,374,277
Pool C09020, 3.50%, 11/01/42	3,185,404	3,349,108
Pool G07266, 4.00%, 12/01/42	3,046,749	3,274,258
Pool C04444, 3.00%, 1/01/43	117,524	121,326
Pool C09029, 3.00%, 3/01/43	546,143	563,799
Pool G08534, 3.00%, 6/01/43	684,254	706,373
Pool Q19476, 3.50%, 6/01/43	1,302,553	1,368,721
Pool C09044, 3.50%, 7/01/43	1,563,996	1,643,338
Pool G07889, 3.50%, 8/01/43	1,393,494	1,463,965
Pool G07624, 4.00%, 12/01/43	1,300,031	1,407,994
Pool Q23891, 4.00%, 12/01/43	269,411	289,710
Pool G60038, 3.50%, 1/01/44	6,833,716	7,185,225
Pool G07680, 4.00%, 4/01/44	2,237,112	2,423,886
Pool G08595, 4.00%, 7/01/44	1,336,807	1,432,201
Pool G07943, 4.50%, 8/01/44	189,640	207,802
Pool G08607, 4.50%, 9/01/44	1,097,777	1,203,406
Pool Q36970, 4.00%, 10/01/45	691,950	741,098
Pool G60384, 4.50%, 12/01/45	130,908	143,886
Pool Q39438, 4.00%, 3/01/46	5,339,552	5,720,098
Pool Q39644, 3.50%, 3/01/46	5,896,831	6,190,265
Pool G08705, 3.00%, 5/01/46	386,867	398,637

Description	Par Value	Value
Pool G08708, 4.50%, 5/01/46	$938,072	$1,028,600

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$61,040,562
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—10.0%
Pool 629603, 5.50%, 2/01/17	345	348
Pool 695818, 5.00%, 4/01/18	27,480	27,852
Pool 254759, 4.50%, 6/01/18	25,711	26,105
Pool 254833, 4.50%, 8/01/18	4,996	5,077
Pool 975207, 5.00%, 3/01/23	84,827	87,865
Pool AE2520, 3.00%, 1/01/26	636,662	669,252
Pool 329794, 7.00%, 2/01/26	25,625	29,834
Pool 256639, 5.00%, 2/01/27	16,886	18,751
Pool 256752, 6.00%, 6/01/27	28,358	32,597
Pool 402255, 6.50%, 12/01/27	1,540	1,596
Pool AB8997, 2.50%, 4/01/28	262,133	270,274
Pool AS4480, 2.50%, 2/01/30	1,532,643	1,577,700
Pool AS7462, 2.50%, 6/01/31	579,306	596,672
Pool 254007, 6.50%, 10/01/31	18,318	21,104
Pool 638023, 6.50%, 4/01/32	56,918	63,530
Pool 642345, 6.50%, 5/01/32	54,208	63,167
Pool 651292, 6.50%, 7/01/32	71,046	75,630
Pool 686398, 6.00%, 3/01/33	160,332	181,050
Pool 745412, 5.50%, 12/01/35	31,779	35,986
Pool 888789, 5.00%, 7/01/36	365,214	405,958
Pool 256515, 6.50%, 12/01/36	21,267	24,493
Pool AE0217, 4.50%, 8/01/40	204,293	224,183
Pool AB1796, 3.50%, 11/01/40	1,135,129	1,199,175
Pool AH5583, 4.50%, 2/01/41	601,920	660,511
Pool 890551, 4.50%, 8/01/41	119,378	131,016
Pool AL0658, 4.50%, 8/01/41	693,720	761,352
Pool AL1319, 4.50%, 10/01/41	1,355,323	1,488,847
Pool AL6302, 4.50%, 10/01/41	1,186,864	1,302,376
Pool AX5302, 4.00%, 1/01/42	1,953,684	2,099,913
Pool AK4523, 4.00%, 3/01/42	2,067,016	2,221,776
Pool AL2034, 4.50%, 4/01/42	311,290	341,792
Pool AB7936, 3.00%, 2/01/43	2,080,642	2,143,731
Pool AL3761, 4.50%, 2/01/43	437,582	483,663
Pool MA1458, 3.00%, 6/01/43	650,549	671,786
Pool AT7899, 3.50%, 7/01/43	4,007,952	4,222,972
Pool AS0302, 3.00%, 8/01/43	5,585,104	5,767,960
Pool AU4279, 3.00%, 9/01/43	1,095,246	1,131,077
Pool AL5537, 4.50%, 4/01/44	566,242	621,532
Pool AS3155, 4.00%, 8/01/44	151,207	162,086
Pool AX0833, 3.50%, 9/01/44	1,852,406	1,963,295
Pool AL6325, 3.00%, 10/01/44	3,674,032	3,794,172
Pool AS5136, 4.00%, 6/01/45	1,115,056	1,193,631
Pool AZ9565, 3.50%, 12/01/45	2,382,489	2,504,081

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

14    PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool BC0245, 3.00%, 2/01/46	$994,785	$1,024,808
Pool BC0830, 3.00%, 4/01/46	2,225,090	2,292,555
Pool TBA, 5.00%, 11/01/46	6,700,000	7,417,109

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$50,040,240
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.0%**
Pool 373335, 7.50%, 5/15/22	8,290	8,542
Pool 354677, 7.50%, 10/15/23	22,886	26,770
Pool 354713, 7.50%, 12/15/23	15,531	18,168
Pool 354765, 7.00%, 2/15/24	32,653	38,800
Pool 354827, 7.00%, 5/15/24	29,651	32,971
Pool 360869, 7.50%, 5/15/24	22,320	23,016
Pool 385623, 7.00%, 5/15/24	33,965	38,666
Pool 361843, 7.50%, 10/15/24	3,026	3,105
Pool 2077, 7.00%, 9/20/25	9,220	10,806
Pool 503405, 6.50%, 4/15/29	32,158	36,712

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$237,556

TOTAL MORTGAGE-BACKED SECURITIES (COST $110,036,032)		$111,318,358
U.S. TREASURY—28.8%
U.S. TREASURY BONDS—5.5%
2.50%, 2/15/45	2,135,000	2,101,502
2.50%, 2/15/46	1,780,000	1,749,578
2.50%, 5/15/46	1,900,000	1,868,421
2.88%, 8/15/45	300,000	318,501
3.00%, 5/15/42	500,000	545,046
3.00%, 11/15/44	2,000,000	2,175,838
3.00%, 5/15/45	2,000,000	2,174,906
3.00%, 11/15/45	765,000	831,904
3.13%, 8/15/44	6,637,000	7,393,720
3.63%, 2/15/44	2,106,000	2,563,326
3.63%, 8/15/43	881,000	1,072,585
3.75%, 11/15/43	365,000	454,357
5.25%, 2/15/29	500,000	679,382
5.38%, 2/15/31	600,000	852,793
6.25%, 5/15/30	500,000	753,081
6.38%, 8/15/27	450,000	647,574
8.88%, 2/15/19#	1,130,000	1,335,625

TOTAL U.S. TREASURY BONDS		$27,518,139
U.S. TREASURY NOTES—23.3%
0.63%, 8/31/17	1,810,000	1,809,509
0.63%, 9/30/17	750,000	749,565
0.75%, 12/31/17	500,000	500,029
1.00%, 5/31/18	1,100,000	1,103,180
1.13%, 6/15/18	1,000,000	1,004,924

Description	Par Value	Value
1.25%, 10/31/18	$2,085,000	$2,100,467
1.25%, 1/31/19	250,000	251,857
1.38%, 3/31/20	3,300,000	3,330,838
1.38%, 6/30/18	6,000,000	6,053,935
1.38%, 9/30/18	1,240,000	1,251,743
1.38%, 2/28/19	2,500,000	2,525,608
1.50%, 12/31/18	2,486,000	2,517,276
1.50%, 1/31/19	9,400,000	9,521,226
1.50%, 5/31/19	535,000	542,408
1.50%, 11/30/19	1,145,000	1,161,590
1.63%, 3/31/19	820,000	833,399
1.63%, 11/30/20	1,710,000	1,737,424
1.63%, 5/31/23	12,400,000	12,436,808
1.63%, 2/15/26	3,000,000	2,952,821
1.63%, 5/15/26	5,695,000	5,598,347
1.63%, 8/15/22	6,000,000	6,051,458
1.63%, 11/15/22	1,928,000	1,940,027
1.75%, 9/30/19	5,700,000	5,824,417
1.75%, 5/15/22	380,000	386,107
1.75%, 5/15/23	2,000,000	2,022,186
1.88%, 6/30/20	5,845,000	5,999,227
2.00%, 11/15/21	1,000,000	1,030,905
2.00%, 2/15/25	4,655,000	4,747,550
2.00%, 8/15/25	295,000	300,269
2.13%, 6/30/22	6,615,000	6,853,640
2.13%, 5/15/25	2,500,000	2,571,986
2.13%, 8/15/21	3,750,000	3,886,966
2.25%, 7/31/18	500,000	512,231
2.25%, 7/31/21	6,600,000	6,879,212
2.25%, 11/15/25	230,000	238,710
2.38%, 8/15/24	6,600,000	6,931,233
2.50%, 8/15/23	200,000	211,658
2.63%, 11/15/20	500,000	527,785
3.13%, 5/15/19	750,000	790,854
3.63%, 2/15/20	750,000	811,736
4.00%, 8/15/18#	500,000	528,483

TOTAL U.S. TREASURY NOTES		$117,029,594

TOTAL U.S. TREASURY (COST $139,873,555)		$144,547,733

	Number of Shares
MONEY MARKET FUND—1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%^	5,896,078	$5,896,078

TOTAL MONEY MARKET FUND (COST $5,896,078)		$5,896,078

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    15

Wilmington Broad Market Bond Fund (continued)

	Number of Shares	Value
TOTAL INVESTMENTS IN SECURITIES—100.8% (COST $494,168,013)		$506,093,940

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—1.3%
REPURCHASE AGREEMENTS—1.3%
Citigroup Global Markets, Inc., 0.34%, dated 10/31/16, due 11/01/16, repurchase price $1,220,267, collateralized by U.S. Government & Treasury Securities 0.00% to 7.50%, maturing 11/15/16 to 11/01/46; total market value of $1,244,660.	$1,220,255	$1,220,255
Daiwa Capital Markets America, 0.34%, dated 10/31/16, due 11/01/16, repurchase price $1,220,267, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/10/16 to 2/01/49; total market value of $1,244,660.	1,220,255	1,220,255
HSBC Securities USA, Inc., 0.30%, dated 10/31/16, due 11/01/16, repurchase price $1,220,265, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 1/01/28 to 9/01/46; total market value of $1,244,667.	1,220,255	1,220,255
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.31%, dated 10/31/16, due 11/01/16, repurchase price $320,624, collateralized by U.S. Treasury Securities 0.63% to 3.13%, maturing 4/30/18 to 2/15/43; total market value of $327,033.	320,621	320,621
Nomura Securities International, Inc., 0.34%, dated 10/31/16, due 11/01/16, repurchase price $1,220,267, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/03/16 to 9/20/66; total market value of $1,244,660.	1,220,255	1,220,255

Description	Par Value	Value
RBC Dominion Securities, Inc., 0.33%, dated 10/31/16, due 11/01/16, repurchase price $1,220,266, collateralized by U.S. Government & Treasury Securities 1.13% to 7.00%, maturing 7/31/17 to 10/20/46; total market value of $1,244,660.	$1,220,255	$1,220,255

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $6,421,896)		$6,421,896

TOTAL INVESTMENTS—102.1% (COST $500,589,909)		$512,515,836
COLLATERAL FOR SECURITIES ON LOAN—(1.3%)		(6,421,896)
OTHER LIABILITIES LESS ASSETS—(0.8%)		(4,298,006)

TOTAL NET ASSETS—100.0%		$501,795,934

Cost of investments for Federal income tax purposes is $500,589,909. The net unrealized appreciation/(depreciation) of investments was $11,925,927. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $13,430,251 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,504,324.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

16    PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$720,556	$—	$720,556
Collateralized Mortgage Obligations	—	4,848,553	—	4,848,553
Commercial Paper	—	10,999,736	—	10,999,736
Corporate Bonds	—	220,714,424	—	220,714,424
Enhanced Equipment Trust Certificates	—	1,187,902	—	1,187,902
Government Agencies	—	5,860,600	—	5,860,600
Mortgage-Backed Securities	—	111,318,358	—	111,318,358
U.S. Treasury	—	144,547,733	—	144,547,733
Money Market Fund	$5,896,078	$—	$—	$5,896,078
Repurchase Agreements	—	6,421,896	—	6,421,896

Total	$5,896,078	$506,619,758	$—	$512,515,836

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
♦	The rate shown reflects the effective yield at purchase date.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2016, these liquid restricted securities amounted to $15,857,468 representing 3.2% of total net assets.
**	Represents less than 0.05%

The following acronyms are used throughout this Fund:

BKNT—Bank Note

CMBS—Commercial Mortgage-Backed Securities

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

LLC—Limited Liability Corporation

LP—Limited Partnership

MTN—Medium Term Note

NA—National Association

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Intermediate-Term Bond Fund

At October 31, 2016, the Fund’s portfolio composition was as follows (unaudited):

Percentage of
Total Net Assets
Corporate Bonds	51.1%
U.S. Treasury	36.4%
Government Agencies	6.8%
Mortgage-Backed Securities	1.4%
Cash Equivalents[1]	7.6%
Other Assets and Liabilities – Net[2]	(3.3)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.
(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Percentage of
Total Net Assets
Credit Quality Diversification[3]
U.S. Government Agency Securities	8.2%
U.S. Treasury	36.4%
AAA / Aaa	0.4%
AA / Aa	2.1%
A / A	13.6%
BBB / Baa	33.0%
BB / Ba	2.0%
Not Rated	7.6%
Other Assets and Liabilities – Net[2]	(3.3)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

Description	Par Value	Value
CORPORATE BONDS—51.1%
AEROSPACE & DEFENSE—1.4%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	$98,000	$98,101
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	750,000	815,168
Lockheed Martin Corp., Sr. Unsecured, 3.10%, 1/15/23	750,000	784,291
United Technologies Corp., Sr. Unsecured, 1.50%, 11/01/19	150,000	150,265

TOTAL AEROSPACE & DEFENSE		$1,847,825
AUTO MANUFACTURERS—0.2%
General Motors Co., Sr. Unsecured, 3.50%, 10/02/18	220,000	225,964
AUTO PARTS & EQUIPMENT—0.2%
Johnson Controls, Inc., Sr. Unsecured, 3.63%, 7/02/24	300,000	317,508
AUTOMOTIVE—2.6%
Daimler Finance North America LLC, Company Guaranteed, 1.38%, 8/01/17Ω	500,000	500,209

Description	Par Value	Value
Ford Motor Credit Co. LLC, Sr. Unsecured, 2.15%, 1/09/18	$750,000	$753,383
Ford Motor Credit Co. LLC, Sr. Unsecured, FRN, 1.68%, 3/12/19Δ	1,000,000	1,000,297
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	250,000	256,335
General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	200,000	200,391
Hyundai Capital America, Sr. Unsecured, 2.00%, 3/19/18Ω	250,000	250,970
Toyota Motor Credit Corp., Sr. Unsecured, FRN, MTN, 1.22%, 3/12/20Δ	450,000	449,244

TOTAL AUTOMOTIVE		$3,410,829
BANKS—6.3%
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	250,000	251,105
Bank of America Corp., Sr. Unsecured, MTN, 2.63%, 10/19/20	160,000	162,539
Bank of America Corp., Sr. Unsecured, MTN, 2.50%, 10/21/22	255,000	254,278

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

18    PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Bank of Montreal, Sr. Unsecured, MTN, 1.50%, 7/18/19	$195,000	$194,330
Bank of Montreal, Sr. Unsecured, MTN, 1.90%, 8/27/21	430,000	425,630
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN, 2.80%, 5/04/26	300,000	303,657
Branch Banking & Trust Co., Subordinated, 3.63%, 9/16/25	500,000	529,406
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	100,000	101,848
Capital One Financial Corp., Sr. Unsecured, 4.20%, 10/29/25	345,000	359,726
Capital One NA, Sr. Unsecured, 1.62%, 9/13/19Δ	550,000	550,907
Capital One NA, Sr. Unsecured, BKNT, 1.65%, 2/05/18	250,000	250,378
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	600,000	600,592
Citigroup, Inc., Sr. Unsecured, 2.35%, 8/02/21	300,000	300,473
Key Bank NA, Sr. Unsecured, 1.70%, 6/01/18	500,000	501,651
Morgan Stanley, Sr. Unsecured, 2.50%, 1/24/19	325,000	330,545
National Australia Bank Ltd./NY, Sr. Unsecured, MTN, 2.75%, 3/09/17	300,000	301,712
Royal Bank of Canada, Sr. Unsecured, GMTN, 1.40%, 10/13/17	275,000	275,548
State Street Corp., Sr. Unsecured, 2.55%, 8/18/20	225,000	232,164
State Street Corp., Sr. Unsecured, 3.70%, 11/20/23	500,000	544,652
Toronto-Dominion Bank (The), Sr. Unsecured, MTN, 2.13%, 4/07/21	370,000	372,872
US Bancorp, Subordinated, MTN, 3.10%, 4/27/26	800,000	818,924
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	650,000	646,959

TOTAL BANKS		$8,309,896
BEVERAGES—1.0%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 1.90%, 2/01/19	430,000	433,075
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 3.65%, 2/01/26	600,000	632,765
PepsiCo, Inc., Sr. Unsecured, 2.38%, 10/06/26	250,000	245,664

TOTAL BEVERAGES		$1,311,504
BIOTECHNOLOGY—0.5%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	500,000	506,047
Amgen, Inc., Sr. Unsecured, 2.25%, 8/19/23	180,000	176,714

TOTAL BIOTECHNOLOGY		$682,761

Description	Par Value	Value
CAPITAL MARKETS—1.8%
BlackRock, Inc., Sr. Unsecured, 3.50%, 3/18/24	$500,000	$537,873
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	650,000	719,302
Charles Schwab Corp. (The), Sr. Unsecured, 1.50%, 3/10/18	650,000	653,110
Goldman Sachs Group, Inc. (The), Sr. Unsecured, FRN, 2.04%, 4/23/20Δ	500,000	503,556

TOTAL CAPITAL MARKETS		$2,413,841
CHEMICALS—0.3%
Ecolab, Inc., Sr. Unsecured, 3.00%, 12/08/16	450,000	450,912
COMMERCIAL BANKS—3.0%
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	370,000	397,981
HSBC USA, Inc., Sr. Unsecured, 2.00%, 8/07/18	220,000	221,129
Huntington National Bank (The), Sr. Unsecured, 2.40%, 4/01/20	350,000	354,309
Keycorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	500,000	517,426
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	420,000	445,214
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	600,000	612,198
Wells Fargo & Co., Sr. Unsecured, MTN, 2.55%, 12/07/20	200,000	203,398
Westpac Banking Corp., Sr. Unsecured, 2.00%, 8/14/17	575,000	578,508
Westpac Banking Corp., Sr. Unsecured, 4.88%, 11/19/19	500,000	543,730

TOTAL COMMERCIAL BANKS		$3,873,893
COMMERCIAL FINANCE—0.6%
General Electric Corp., Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	754,717
COMMERCIAL SERVICES & SUPPLIES—0.8%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	450,000	453,008
Total System Services, Inc., Sr. Unsecured, 3.80%, 4/01/21	525,000	554,131

TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,007,139
COMPUTERS—0.6%
HP Enterprise Co., Company Guaranteed, 2.70%, 10/05/17Ω	750,000	757,962
CONSUMER FINANCE—1.2%
American Express Co., Sr. Unsecured, FRN, 1.40%, 5/22/18Δ	1,080,000	1,082,716

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    19

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
John Deere Capital Corp., Sr. Unsecured, MTN, 1.95%, 1/08/19	$200,000	$202,475
John Deere Capital Corp., Sr. Unsecured, MTN, 2.80%, 3/06/23	275,000	283,822

TOTAL CONSUMER FINANCE		$1,569,013
DIVERSIFIED FINANCIAL SERVICES—1.8%
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	260,000	260,441
American Honda Finance Corp., Sr. Unsecured, MTN, 1.20%, 7/12/19	120,000	119,337
Bank of America Corp., Sr. Unsecured, MTN, 4.13%, 1/22/24	250,000	269,152
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	250,000	263,101
JPMorgan Chase & Co., Sr. Unsecured, 1.70%, 3/01/18	500,000	501,653
JPMorgan Chase & Co., Sr. Unsecured, 2.55%, 10/29/20	500,000	509,251
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	450,000	466,322

TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,389,257
ELECTRIC—5.6%
CMS Energy Corp., Sr. Unsecured, 6.55%, 7/17/17	625,000	648,372
Dominion Resources Inc/VA, Sr. Unsecured, 3.90%, 10/01/25	470,000	502,699
Dominion Resources, Inc./VA, Sr. Unsecured, 1.60%, 8/15/19	400,000	399,676
Duke Energy Indiana, Inc., 1st Mortgage, 3.75%, 7/15/20	670,000	718,752
Entergy Corp., Sr. Unsecured, 2.95%, 9/01/26	170,000	168,075
Exelon Corp., Sr. Unsecured, 2.45%, 4/15/21	825,000	835,215
Exelon Generation Co. LLC, Sr. Unsecured, 2.95%, 1/15/20	700,000	719,260
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	750,000	802,577
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 3.63%, 6/15/23	100,000	105,048
Southern California Edison Co., Series B, 1st Mortgage, 2.40%, 2/01/22	900,000	919,787
Southern Co. (The), Sr. Unsecured, 2.35%, 7/01/21	1,250,000	1,261,749
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	300,000	306,620

TOTAL ELECTRIC		$7,387,830
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
Emerson Electric Co., Sr. Unsecured, 2.63%, 12/01/21	275,000	286,824

Description	Par Value	Value
ENVIRONMENTAL CONTROL—0.1%
Waste Management, Inc., Company Guaranteed, 2.40%, 5/15/23	$160,000	$160,829
FOOD—0.5%
Kraft Foods Group, Inc., Company Guaranteed, 2.25%, 6/05/17	150,000	150,826
Kroger Co., Sr. Unsecured, 2.30%, 1/15/19	250,000	254,258
Kroger Co., Sr. Unsecured, 2.95%, 11/01/21	250,000	258,025

TOTAL FOOD		$663,109
FOREST PRODUCTS & PAPER—0.4%
International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	500,000	555,691
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 2.95%, 9/19/26	235,000	232,133
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 3.15%, 4/01/22	415,000	425,674

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$657,807
HEALTH CARE PROVIDERS & SERVICES—0.9%
Aetna, Inc., Sr. Unsecured, 1.70%, 6/07/18	175,000	175,652
Anthem, Inc., Sr. Unsecured, 2.30%, 7/15/18	1,000,000	1,008,542

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,184,194
HOME FURNISHINGS—0.4%
Whirlpool Corp., Sr. Unsecured, 1.65%, 11/01/17	250,000	250,522
Whirlpool Corp., Sr. Unsecured, 2.40%, 3/01/19	220,000	223,904

TOTAL HOME FURNISHINGS		$474,426
INSURANCE—1.9%
American International Group, Inc., Sr. Unsecured, 3.75%, 7/10/25	400,000	419,686
Aon PLC, Company Guaranteed, 2.80%, 3/15/21	240,000	245,376
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	250,000	268,138
Berkshire Hathaway, Inc., Sr. Unsecured, 2.75%, 3/15/23	175,000	180,530
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.13%, 4/15/22	360,000	408,270
MetLife, Inc., Sr. Unsecured, 3.60%, 4/10/24	750,000	797,326
Prudential Financial, Inc., Sr. Unsecured, MTN, 6.00%, 12/01/17	125,000	131,000

TOTAL INSURANCE		$2,450,326
MEDIA—0.9%
CBS Corp., Company Guaranteed, 3.38%, 3/01/22	350,000	365,597

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

20    PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20Ω	$500,000	$518,928
Time Warner, Inc., Company Guaranteed, 2.95%, 7/15/26#	270,000	266,747

TOTAL MEDIA		$1,151,272
MISCELLANEOUS MANUFACTURING—1.2%
Ingersoll-Rand Global Holding Co. Ltd., Company Guaranteed, 4.25%, 6/15/23	330,000	359,876
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	250,000	254,743
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21#	425,000	445,515
Textron, Inc., Sr. Unsecured, 4.30%, 3/01/24	500,000	529,150

TOTAL MISCELLANEOUS MANUFACTURING		$1,589,284
OIL & GAS—3.1%
BP Capital Markets PLC, Company Guaranteed, 3.12%, 5/04/26	250,000	253,373
ConocoPhillips Co., Company Guaranteed, 4.20%, 3/15/21#	330,000	357,665
ConocoPhillips Co., Company Guaranteed, FRN, 1.72%, 5/15/22Δ	80,000	79,232
Marathon Oil Corp., Sr. Unsecured, 6.00%, 10/01/17	550,000	572,489
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	125,000	125,332
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	400,000	441,376
Schlumberger Holdings Corp., Sr. Unsecured, 2.35%, 12/21/18Ω	370,000	375,933
Sempra Energy, Sr. Unsecured, 2.30%, 4/01/17	800,000	803,667
Shell International Finance BV, Company Guaranteed, 3.25%, 5/11/25	530,000	547,368
Total Capital International SA, Company Guaranteed, FRN, 1.21%, 6/19/19Δ	450,000	444,199

TOTAL OIL & GAS		$4,000,634
PHARMACEUTICALS—2.7%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	300,000	304,302
Abbvie, Inc., Sr. Unsecured, 3.60%, 5/14/25	750,000	766,378
Actavis Funding SCS, Company Guaranteed, FRN, 2.10%, 3/12/20Δ	500,000	508,429
Cardinal Health, Inc., Sr. Unsecured, 3.20%, 3/15/23	350,000	365,086
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	250,000	268,542

Description	Par Value	Value
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 2.20%, 7/21/21	$850,000	$841,520
Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 2.80%, 7/21/23	500,000	492,743

TOTAL PHARMACEUTICALS		$3,547,000
PIPELINES—0.7%
Enterprise Products Operating LLC, Company Guaranteed, 2.55%, 10/15/19	325,000	333,271
Kinder Morgan, Inc., Company Guaranteed, 2.00%, 12/01/17	525,000	527,052

TOTAL PIPELINES		$860,323
REAL ESTATE INVESTMENT TRUSTS—4.2%
American Tower Corp., Sr. Unsecured, 3.45%, 9/15/21	250,000	261,322
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	505,000	563,476
Boston Properties LP, Sr. Unsecured, 2.75%, 10/01/26	400,000	385,981
Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	100,000	103,913
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	540,000	561,954
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	200,000	203,974
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	550,000	562,035
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	250,000	250,936
ProLogis LP, Company Guaranteed, 3.35%, 2/01/21	500,000	525,939
Simon Property Group LP, Sr. Unsecured, 2.15%, 9/15/17	500,000	503,182
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 2.70%, 4/01/20	550,000	561,595
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 4.25%, 3/01/22	250,000	271,734
Welltower, Inc., Sr. Unsecured, 2.25%, 3/15/18	450,000	453,826
Welltower, Inc., Sr. Unsecured, 4.25%, 4/01/26	330,000	352,860

TOTAL REAL ESTATE INVESTMENT TRUSTS		$5,562,727
RETAIL—1.3%
CVS Health Corp., Sr. Unsecured, 2.75%, 12/01/22	415,000	422,774
Home Depot, Inc. (The), Sr. Unsecured, 2.13%, 9/15/26	225,000	217,582
Walgreens Boots Alliance, Inc., Sr. Unsecured, 1.75%, 5/30/18	800,000	804,122
Walgreens Boots Alliance, Inc., Sr. Unsecured, 3.30%, 11/18/21	225,000	235,470

TOTAL RETAIL		$1,679,948

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    21

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
SOFTWARE—0.9%
Microsoft Corp., Sr. Unsecured, 1.10%, 8/08/19	$350,000	$347,801
Microsoft Corp., Sr. Unsecured, 1.55%, 8/08/21	175,000	172,918
Oracle Corp., Sr. Unsecured, 1.90%, 9/15/21	600,000	598,556

TOTAL SOFTWARE		$1,119,275
TELECOMMUNICATIONS—1.6%
AT&T, Inc., Sr. Unsecured, 2.45%, 6/30/20	500,000	502,845
AT&T, Inc., Sr. Unsecured, FRN, 1.77%, 6/30/20Δ	500,000	502,018
Cisco Systems, Inc., Sr. Unsecured, 2.20%, 9/20/23	295,000	293,448
Verizon Communications, Inc., Sr. Unsecured, 4.50%, 9/15/20	300,000	326,406
Verizon Communications, Inc., Sr. Unsecured, FRN, 1.63%, 6/17/19Δ	525,000	529,558

TOTAL TELECOMMUNICATIONS		$2,154,275
TRANSPORTATION—1.0%
CSX Corp., Sr. Unsecured, 4.25%, 6/01/21	500,000	546,758
Norfolk Southern Corp., Sr. Unsecured, 2.90%, 6/15/26	260,000	262,962
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	500,000	506,426

TOTAL TRANSPORTATION		$1,316,146
TRUCKING & LEASING—0.7%
GATX Corp., Sr. Unsecured, 2.38%, 7/30/18	625,000	630,936
GATX Corp., Sr. Unsecured, 3.25%, 9/15/26#	280,000	274,790

TOTAL TRUCKING & LEASING		$905,726

TOTAL CORPORATE BONDS (COST $65,657,714)		$67,030,667
GOVERNMENT AGENCIES—6.8%
FEDERAL HOME LOAN BANK (FHLB)—1.8%
Series 1, 4.88%, 5/17/17	1,365,000	1,397,254
Series 917, 1.00%, 6/21/17	1,000,000	1,002,657

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$2,399,911
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—3.9%
1.25%, 5/12/17	800,000	803,121
1.38%, 5/01/20	1,250,000	1,259,962
1.75%, 5/30/19#	805,000	820,298

Description	Par Value	Value
2.38%, 1/13/22	$1,850,000	$1,932,408
3.75%, 3/27/19	250,000	266,374

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$5,082,163
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—1.1%
1.75%, 9/12/19#	1,475,000	1,503,960

TOTAL GOVERNMENT AGENCIES (COST $8,810,619)		$8,986,034
MORTGAGE-BACKED SECURITIES—1.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—0.3%
Pool G11311, 5.00%, 10/01/17	9,179	9,251
Pool E92817, 5.00%, 12/01/17	21,052	21,266
Pool C90293, 7.50%, 9/01/19	57,558	62,765
Pool B19228, 4.50%, 4/01/20	16,465	16,924
Pool C90504, 6.50%, 12/01/21	22,319	24,931
Pool G01625, 5.00%, 11/01/33	46,148	51,337
Pool A18401, 6.00%, 2/01/34	66,820	77,225
Pool G08097, 6.50%, 11/01/35	33,973	39,100
Pool G02390, 6.00%, 9/01/36	14,555	16,631
Pool G08193, 6.00%, 4/01/37	45,601	52,099

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$371,529
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.9%
Pool 619054, 5.50%, 2/01/17	1,764	1,769
Pool 629603, 5.50%, 2/01/17	576	579
Pool 254833, 4.50%, 8/01/18	6,662	6,770
Pool 839291, 5.00%, 9/01/20	2,916	3,004
Pool 688996, 8.00%, 11/01/24	8,797	9,146
Pool AE2520, 3.00%, 1/01/26	807,606	848,945
Pool 256639, 5.00%, 2/01/27	33,772	37,501
Pool 256752, 6.00%, 6/01/27	35,448	40,746
Pool 257007, 6.00%, 12/01/27	61,239	70,384
Pool 254240, 7.00%, 3/01/32	57,147	67,593
Pool 612514, 2.97%, 5/01/33Δ	39,267	40,893
Pool 745412, 5.50%, 12/01/35	32,033	36,274

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,163,604
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.2%
Pool 780825, 6.50%, 7/15/28	75,334	86,822
Pool 2616, 7.00%, 7/20/28	48,136	57,134
Pool 2701, 6.50%, 1/20/29	88,898	102,679

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

22    PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Pool 426727, 7.00%, 2/15/29	$7,149	$7,617
Pool 781231, 7.00%, 12/15/30	41,397	48,781

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$303,033

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,688,927)		$1,838,166
U.S. TREASURY—36.4%
U.S. TREASURY NOTES—36.4%
0.88%, 1/31/17#	250,000	250,316
0.88%, 11/15/17	640,000	640,933
0.88%, 1/31/18	750,000	751,218
0.88%, 7/15/18	940,000	940,814
0.88%, 6/15/19	1,500,000	1,496,864
0.88%, 9/15/19	750,000	747,501
1.00%, 5/31/18	500,000	501,445
1.00%, 6/30/19	250,000	250,298
1.00%, 9/30/19	750,000	750,315
1.25%, 11/30/18	640,000	644,650
1.25%, 1/31/19	1,450,000	1,460,770
1.25%, 2/29/20	750,000	754,194
1.38%, 6/30/18	480,000	484,315
1.38%, 5/31/20	2,250,000	2,269,984
1.38%, 8/31/20	1,400,000	1,410,259
1.38%, 1/31/21	1,500,000	1,507,655
1.38%, 5/31/21	660,000	662,707
1.50%, 8/31/18	1,000,000	1,011,654
1.50%, 11/30/19	1,200,000	1,217,387
1.50%, 8/15/26#	1,000,000	970,845
1.63%, 4/30/19	750,000	762,609
1.63%, 8/15/22	1,390,000	1,401,921
1.63%, 5/31/23	2,155,000	2,161,397
1.63%, 2/15/26	600,000	590,564
1.63%, 5/15/26	25,000	24,576
1.75%, 5/15/23	1,000,000	1,011,093
2.00%, 7/31/20	1,500,000	1,546,381
2.00%, 11/15/21	455,000	469,062
2.00%, 2/15/22	500,000	515,221
2.00%, 2/15/23	2,000,000	2,054,678
2.00%, 2/15/25	1,003,000	1,022,941
2.00%, 8/15/25	1,700,000	1,730,363
2.13%, 1/31/21	1,500,000	1,554,064
2.13%, 6/30/21	625,000	648,021
2.13%, 8/15/21	825,000	855,132
2.13%, 9/30/21	1,000,000	1,036,840
2.13%, 6/30/22	1,650,000	1,709,525
2.25%, 11/15/25	730,000	757,644
2.38%, 8/15/24	750,000	787,640

Description	Par Value	Value
2.50%, 8/15/23	$1,200,000	$1,269,949
2.50%, 5/15/24	1,000,000	1,059,870
2.63%, 8/15/20	1,000,000	1,053,737
2.75%, 11/15/23	2,000,000	2,151,595
3.13%, 5/15/21	550,000	594,149
3.63%, 2/15/20	500,000	541,157
4.00%, 8/15/18#	1,000,000	1,056,967
4.25%, 11/15/17	500,000	518,073
4.75%, 8/15/17	150,000	154,811

TOTAL U.S. TREASURY NOTES		$47,764,104

TOTAL U.S. TREASURY (COST $46,876,606)		$47,764,104

	Number of Shares
MONEY MARKET FUND—4.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%^	5,206,965	$5,206,965

TOTAL MONEY MARKET FUND (COST $5,206,965)		$5,206,965
TOTAL INVESTMENTS IN SECURITIES—99.7% (COST $128,240,831)		$130,825,936

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—3.6%
REPURCHASE AGREEMENTS—3.6%
Citigroup Global Markets, Inc., 0.34%, dated 10/31/16, due 11/01/16 ,repurchase price $909,973, collateralized by U.S. Government Securities & Treasury Securities 0.00% to 7.50%, maturing 11/15/16 to 11/01/46; total market value of $928,163.	$909,964	$909,964
Daiwa Capital Markets America, 0.34%, dated 10/31/16, due 11/01/16, repurchase price $909,973, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/10/16 to 2/01/49; total market value of $928,163.	909,964	909,964
HSBC Securities USA, Inc., 0.30%, dated 10/31/16, due 11/01/16, repurchase price $909,972, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 1/01/28 to 9/01/46; total market value of $928,169.	909,964	909,964

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    23

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.31%, dated 10/31/16, due 11/01/16, repurchase price $239,358, collateralized by U.S. Treasury Securities 0.63% to 3.13%, maturing 4/30/18 to 2/15/43; total market value of $244,143.	$239,356	$239,356
Nomura Securities International, Inc., 0.34%, dated 10/31/16, due 11/01/16, repurchase price $909,973, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/03/16 to 9/20/66; total market value of $928,163.	909,964	909,964
RBC Dominion Securities, Inc., 0.33%, dated 10/31/16, due 11/01/16, repurchase price $909,972, collateralized by U.S. Government & Treasury Securities 1.13% to 7.00%, maturing 7/31/17 to 10/20/46; total market value of $928,163.	909,964	909,964

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,789,176)		$4,789,176

TOTAL INVESTMENTS—103.3% (COST $133,030,007)		$135,615,112
COLLATERAL FOR SECURITIES ON LOAN—(3.6%)		(4,789,176)
OTHER ASSETS LESS LIABILITIES—0.3%		416,447

TOTAL NET ASSETS—100.0%		$131,242,383

Cost of investments for Federal income tax purposes is $133,030,904. The net unrealized appreciation/(depreciation) of investments was $2,584,208. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,737,238 and net unrealized depreciation from investments for those securities having an excess of cost over value of $153,030.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$67,030,667	$—	$67,030,667
Government Agencies	—	8,986,034	—	8,986,034
Mortgage-Backed Securities	—	1,838,166	—	1,838,166
U.S. Treasury	—	47,764,104	—	47,764,104
Money Market Fund	5,206,965	—	—	5,206,965
Repurchase Agreements	—	4,789,176	—	4,789,176

Total	$5,206,965	$130,408,147	$—	$135,615,112

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

24    PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (concluded)

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2016, these liquid restricted securities amounted to $3,206,579 representing 2.4% of total net assets.

The following acronyms are used throughout this Fund:

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

FRN—Floating Rate Note

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

LLC—Limited Liability Corporation

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Short-Term Bond Fund

At October 31, 2016, the Fund’s portfolio classifications were as follows (unaudited):

Percentage of Total Net Assets
U.S. Treasury	14.9%
Electric	8.4%
Oil & Gas	8.4%
Commercial Banks	7.0%
Insurance	5.7%
Federal National Mortgage Association (FNMA)	5.5%
Diversified Financial Services	4.7%
Federal Home Loan Mortgage Corporation (FHLMC)	4.4%
Automotive	4.1%
Pharmaceuticals	3.3%
Media	3.2%
Banks	2.8%
Retail	2.7%
Health Care Equipment & Supplies	2.2%
Health Care Providers & Services	2.2%
Biotechnology	2.1%
Capital Markets	2.0%
Commercial Services & Supplies	2.0%
Aerospace & Defense	1.9%
Electronic Equipment, Instruments & Components	1.1%
Utilities	1.0%
Computers	1.0%
Trucking & Leasing	1.0%
Food Products	1.0%
Beverages	1.0%
Auto Parts & Equipment	1.0%
Consumer Finance	1.0%
Telecommunications	0.9%
Software	0.9%
Whole Loan	0.8%
Government National Mortgage Association (GNMA)	0.6%
Commercial Mortgage-Backed Securities (CMBS)	0.3%

Percentage of
Total Net Assets
Municipal Bond	0.1%
Cash Equivalents[1]	3.3%
Other Assets and Liabilities – Net[2]	(2.5)%

TOTAL	100.0%

Percentage of Total Net Assets
Credit Quality Diversification[3]
U.S. Government Agency Securities	10.5%
U.S. Treasury	14.9%
AAA / Aaa	0.9%
AA / Aa	7.7%
A / A	23.7%
BBB / Baa	38.4%
BB / Ba	2.4%
D	0.5%
Not Rated	3.5%
Other Assets and Liabilities – Net[2]	(2.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.
(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE—0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—0.0%**
Pool 399251, 2.69%, 9/01/27Δ	$48	$50

TOTAL ADJUSTABLE RATE MORTGAGE (COST $48)		$50

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—6.9%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)—0.3%
JPMorgan Chase Commercial Mortgage
Securities Trust,
Series 2007-CIBC18, Class A4,
5.44%, 6/12/47	$267,547	268,534
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—2.2%
Series 1988-6, Class C, 9.05%, 6/15/19	695	719

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

26    PORTFOLIOS OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
Series 1989-112, Class I, 6.50%, 1/15/21	$765	$805
Series 1990-136, Class E, 6.00%, 4/15/21	2,020	2,139
Series 1990-141, Class D, 5.00%, 5/15/21	850	883
Series 1993-1577, Class PK, 6.50%, 9/15/23	27,291	30,012
Series 1993-1644, Class K, 6.75%, 12/15/23	22,286	24,060
Series 1994-1686, Class PJ, 5.00%, 2/15/24	2,693	2,848
Series 2003-2649, Class KA, 4.50%, 7/15/18	26,328	26,865
Series 2011-3799, Class GK, 2.75%, 1/15/21	115,713	116,698
Series 2012-K710, Class A1, 1.44%, 1/25/19	1,183,253	1,185,744
Series 3893, Class DJ, 2.00%, 10/15/20	748,439	752,481

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,143,254
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—3.4%
Series 1993-113, Class PK, 6.50%, 7/25/23	27,033	29,804
Series 1993-127, Class H, 6.50%, 7/25/23	24,919	27,409
Series 1993-202, Class J, 6.50%, 11/25/23	14,612	16,266
Series 1994-3, Class PL, 5.50%, 1/25/24	27,267	30,013
Series 1994-55, Class H, 7.00%, 3/25/24	31,236	35,352
Series 2002-52, Class QA, 6.00%, 7/18/32	7,356	7,584
Series 2002-94, Class HQ, 4.50%, 1/25/18	168,168	170,823
Series 2003-3, Class BC, 5.00%, 2/25/18	140,082	142,939
Series 2009-70, Class NM, 3.25%, 8/25/19	386,093	392,302
Series 2011-66, Class QE, 2.00%, 7/25/21	414,090	417,003
Series 2011-71, Class DJ, 3.00%, 3/25/25	326,407	329,949
Series 2011-81, Class PA, 3.50%, 8/25/26	1,692,345	1,773,001

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$3,372,445
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.2%
Series 2005-44, Class PC, 5.00%, 12/20/33	98,819	99,515
Series 2010-17, Class K, 4.00%, 3/16/22	47,415	47,586

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$147,101
WHOLE LOAN—0.8%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.95%, 2/25/34Δ	162,535	162,038
Banc of America Mortgage Securities, Inc.,
Series 2004-B, Class 2A1, 3.05%, 3/25/34Δ	113,495	113,573
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
3.30%, 11/25/35Δ	544,695	509,876

TOTAL WHOLE LOAN		$785,487

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,848,360)		6,716,821

Description	Par Value	Value
CORPORATE BONDS—72.6%
AEROSPACE & DEFENSE—1.9%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16#	$796,000	$796,818
Lockheed Martin Corp., Sr. Unsecured, 1.85%, 11/23/18	1,000,000	1,009,942

TOTAL AEROSPACE & DEFENSE		$1,806,760
AUTO PARTS & EQUIPMENT—1.0%
Johnson Controls, Inc., Sr. Unsecured, 1.40%, 11/02/17	1,000,000	1,001,504
AUTOMOTIVE—4.1%
Daimler Finance North America LLC, Company Guaranteed, 1.38%, 8/01/17Ω	1,000,000	1,000,418
Ford Motor Credit Co. LLC, Sr. Unsecured, FRN, 1.68%, 3/12/19Δ	1,000,000	1,000,297
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	1,000,000	1,025,338
General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 7/06/21	1,000,000	1,011,403

TOTAL AUTOMOTIVE		$4,037,456
BANKS—2.8%
Canadian Imperial Bank of Commerce/Canada, Sr. Unsecured, 1.36%, 9/06/19Δ	1,000,000	1,000,980
Capital One NA, Sr. Unsecured, BKNT, 1.50%, 9/05/17#	1,200,000	1,201,117
Citigroup, Inc., Sr. Unsecured, 2.05%, 6/07/19	500,000	502,592

TOTAL BANKS		$2,704,689
BEVERAGES—1.0%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 1.90%, 2/01/19	1,000,000	1,007,151
BIOTECHNOLOGY—2.1%
Celgene Corp., Sr. Unsecured, 2.13%, 8/15/18#	1,225,000	1,237,162
Gilead Sciences, Inc., Sr. Unsecured, 1.85%, 9/04/18	785,000	791,835

TOTAL BIOTECHNOLOGY		$2,028,997
CAPITAL MARKETS—2.0%
Charles Schwab Corp. (The), Sr. Unsecured, 1.50%, 3/10/18	1,975,000	1,984,448
COMMERCIAL BANKS—7.0%
Fifth Third Bancorp, Subordinated, 5.45%, 1/15/17	2,325,000	2,345,548
KeyBank N.A./Cleveland OH, Subordinated, BKNT, 5.70%, 11/01/17	900,000	935,238
KeyBank NA/Cleveland OH, Sr. Unsecured, BKNT, 2.35%, 3/08/19	1,650,000	1,678,779

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    27

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
PNC Bank NA, Sr. Unsecured, BKNT, 1.95%, 3/04/19	$700,000	$706,804
US Bank NA/Cincinnati OH, Sr. Unsecured, BKNT, 1.40%, 4/26/19	1,150,000	1,149,313

TOTAL COMMERCIAL BANKS		$6,815,682
COMMERCIAL SERVICES & SUPPLIES—2.0%
Total System Services, Inc., Sr. Unsecured, 2.38%, 6/01/18	1,900,000	1,912,701
COMPUTERS—1.0%
HP Enterprise Co., Sr. Unsecured, 2.70%, 10/05/17Ω	1,000,000	1,010,616
CONSUMER FINANCE—1.0%
John Deere Capital Corp., Sr. Unsecured, MTN, 1.95%, 1/08/19	950,000	961,755
DIVERSIFIED FINANCIAL SERVICES—4.7%
American Express Credit Corp., Sr. Unsecured, 1.41%, 3/18/19Δ	800,000	801,570
American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19#	750,000	751,271
Citigroup, Inc., Sr. Unsecured, 2.15%, 7/30/18	915,000	923,880
Citigroup, Inc., Sr. Unsecured, 2.05%, 12/07/18	1,000,000	1,006,090
Morgan Stanley, Sr. Unsecured, GMTN, 2.45%, 2/01/19	1,100,000	1,117,549

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,600,360
ELECTRIC—8.4%
Appalachian Power Co., Sr. Unsecured, K, 5.00%, 6/01/17	1,000,000	1,020,470
Entergy Corp., Sr. Unsecured, 4.70%, 1/15/17	2,000,000	2,008,140
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17	1,505,000	1,569,838
Georgia Power Co., Sr. Unsecured, 1.95%, 12/01/18	2,000,000	2,019,246
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 2.30%, 4/01/19	600,000	608,756
Southern Power Co., Sr. Unsecured, 1.85%, 12/01/17	1,000,000	1,004,865

TOTAL ELECTRIC		$8,231,315
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
Emerson Electric Co., Sr. Unsecured, 5.25%, 10/15/18	1,000,000	1,078,672
FOOD PRODUCTS—1.0%
Hershey Co. (The), Sr. Unsecured, 1.60%, 8/21/18	1,000,000	1,007,672
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
Becton Dickinson and Co., Sr. Unsecured, 1.45%, 5/15/17	1,000,000	1,001,548

Description	Par Value	Value
Zimmer Holdings, Inc., Sr. Unsecured, 1.45%, 4/01/17	$1,135,000	$1,135,610

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,137,158
HEALTH CARE PROVIDERS & SERVICES—2.2%
Anthem, Inc., Sr. Unsecured, 2.38%, 2/15/17	1,000,000	1,002,504
UnitedHealth Group, Inc., Sr. Unsecured, 1.90%, 7/16/18	1,110,000	1,120,379

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,122,883
INSURANCE—5.7%
Berkshire Hathaway Finance Corp., Company Guaranteed, 1.60%, 5/15/17	2,000,000	2,008,632
Berkshire Hathaway Finance Corp., Company Guaranteed, 1.30%, 8/15/19	1,500,000	1,498,084
Metropolitan Life Global Funding I, Sr. Secured, 1.95%, 12/03/18Ω	1,000,000	1,010,520
Principal Financial Group, Inc., Company Guaranteed, 1.85%, 11/15/17	1,074,000	1,079,465

TOTAL INSURANCE		$5,596,701
MEDIA—3.2%
CBS Corp., Company Guaranteed, 4.63%, 5/15/18	1,000,000	1,043,339
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	1,000,000	1,109,985
Walt Disney Co. (The), Sr. Unsecured, MTN, 0.88%, 7/12/19	980,000	970,311

TOTAL MEDIA		$3,123,635
OIL & GAS—8.4%
Anadarko Petroleum Corp., Sr. Unsecured, 6.38%, 9/15/17	190,000	198,835
BP Capital Markets PLC, Company Guaranteed, 1.68%, 5/03/19	950,000	951,815
Chevron Corp., Sr. Unsecured, 1.34%, 11/09/17	1,500,000	1,510,540
ConocoPhillips, Company Guaranteed, 5.75%, 2/01/19	1,000,000	1,091,370
Exxon Mobil Corp., Sr. Unsecured, 1.71%, 3/01/19	1,155,000	1,163,852
Husky Oil Ltd., Sr. Unsecured, 7.55%, 11/15/16	221,000	221,236
Phillips 66, Company Guaranteed, 2.95%, 5/01/17	1,000,000	1,011,426
Schlumberger Holdings Corp., Sr. Unsecured, 1.90%, 12/21/17#,Ω	1,000,000	1,005,537
Schlumberger Holdings Corp., Sr. Unsecured, 2.35%, 12/21/18Ω	1,000,000	1,016,035

TOTAL OIL & GAS		$8,170,646
PHARMACEUTICALS—3.3%
AbbVie, Inc., Sr. Unsecured, 1.75%, 11/06/17	1,000,000	1,003,614

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

28    PORTFOLIOS OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
Pfizer, Inc., Sr. Unsecured, 6.20%, 3/15/19	$1,000,000	$1,108,251
Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecured, 1.70%, 7/19/19	435,000	432,812
Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecured, 2.20%, 7/21/21	730,000	722,718

TOTAL PHARMACEUTICALS		$3,267,395
RETAIL—2.7%
CVS Health Corp., Sr. Unsecured, 1.90%, 7/20/18	1,000,000	1,008,128
Walgreens Boots Alliance, Inc., Sr. Unsecured, 1.75%, 5/30/18	1,650,000	1,658,502

TOTAL RETAIL		$2,666,630
SOFTWARE—0.9%
Microsoft Corp., Sr. Unsecured, 1.55%, 8/08/21	850,000	839,889
TELECOMMUNICATIONS—0.9%
AT&T, Inc., Sr. Unsecured, 1.77%, 6/30/20Δ	900,000	903,632
TRUCKING & LEASING—1.0%
GATX Corp., Sr. Unsecured, 2.38%, 7/30/18	1,000,000	1,009,497
UTILITIES—1.0%
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	1,000,000	1,022,067

TOTAL CORPORATE BONDS (COST $70,656,596)		$71,049,911
GOVERNMENT AGENCIES—0.0%**
SMALL BUSINESS ADMINISTRATION—0.0%**
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	11,405	11,407
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	6,670	6,692
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	382	390
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	2,250	2,388

TOTAL SMALL BUSINESS ADMINISTRATION		$20,877

TOTAL GOVERNMENT AGENCIES (COST $20,979)		$20,877
MORTGAGE-BACKED SECURITIES—4.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)—2.2%
Pool 287773, 7.50%, 3/01/17	79	81

Description	Par Value	Value
Pool 538733, 9.00%, 9/01/19	$167	$172
Pool G12709, 5.00%, 7/01/22	85,145	88,070
Pool C80328, 7.50%, 7/01/25	21,219	24,559
Pool G14695, 4.50%, 6/01/26	379,537	391,749
Pool G01425, 7.50%, 5/01/32	57,365	71,602
Pool C78010, 5.50%, 4/01/33	668,886	767,750
Pool A18401, 6.00%, 2/01/34	550,677	636,428
Pool G01831, 6.00%, 5/01/35	116,629	134,425

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,114,836
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)—2.1%
Pool 39862, 9.75%, 9/01/17	1,035	1,074
Pool 202957, 8.00%, 8/01/21	886	925
Pool MA0909, 3.00%, 11/01/21	460,118	481,600
Pool 334593, 7.00%, 5/01/24	45,551	52,479
Pool AE2520, 3.00%, 1/01/26	269,202	282,982
Pool 436746, 6.50%, 8/01/28	23,418	24,666
Pool 440401, 6.50%, 8/01/28	110,706	127,739
Pool 323419, 6.00%, 12/01/28	43,959	50,511
Pool 485678, 6.50%, 3/01/29	20,286	21,571
Pool 494375, 6.50%, 4/01/29	1,775	1,829
Pool 252439, 6.50%, 5/01/29	21,047	24,231
Pool 545051, 6.00%, 9/01/29	64,889	74,687
Pool 725418, 6.50%, 5/01/34	110,796	127,605
Pool 833143, 5.50%, 9/01/35	550,458	624,155
Pool 843323, 5.50%, 10/01/35	55,026	62,469
Pool 255933, 5.50%, 11/01/35	108,489	123,069

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,081,592
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)—0.4%
Pool 780440, 8.50%, 11/15/17	64	65
Pool 306066, 8.50%, 7/15/21	2,451	2,814
Pool 307983, 8.50%, 7/15/21	11,215	11,552
Pool 1061, 9.00%, 4/20/23	11,064	11,490
Pool 346572, 7.00%, 5/15/23	5,694	6,060
Pool 1886, 9.00%, 10/20/24	63	65
Pool 484269, 7.00%, 9/15/28	22,911	24,273
Pool 592505, 6.00%, 4/15/33	139,624	151,251
Pool 581522, 6.00%, 5/15/33	133,071	143,064

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$350,634

TOTAL MORTGAGE-BACKED SECURITIES (COST $4,225,350)		$4,547,062
MUNICIPAL BOND—0.1%
DEVELOPMENT—0.1%
City of Miami, FL, Rent Revenue, Series 1998, 8.65%, 7/01/19	90,000	100,569

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    29

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
TOTAL MUNICIPAL BOND (COST $94,055)		$100,569
U.S. TREASURY—14.9%
U.S. TREASURY NOTES—14.9%
1.00%, 5/15/18	$885,000	$887,695
1.00%, 3/15/19	7,425,000	7,437,254
1.13%, 8/31/21	5,095,000	5,051,010
1.38%, 6/30/18	1,235,000	1,246,102

TOTAL U.S. TREASURY NOTES		$14,622,061

TOTAL U.S. TREASURY (COST $14,655,771)		$14,622,061

	Number of Shares
MONEY MARKET FUND—0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%^	318,341	$318,341

TOTAL MONEY MARKET FUND (COST $318,341)		$318,341

TOTAL INVESTMENTS IN SECURITIES – 99.5% (COST $96,819,500)		$97,375,692

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN—3.0%
REPURCHASE AGREEMENTS—3.0%
Citigroup Global Markets, Inc., 0.34%, dated 10/31/16, due 11/01/16, repurchase price $565,364, collateralized by U.S. Government & Treasury Securities 0.00% to 7.50%, maturing 11/15/16 to 11/01/46; total market value of $576,666.	$565,359	$565,359
Daiwa Capital Markets America, 0.34%, dated 10/31/16, due 11/01/16, repurchase price $565,364, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/10/16 to 2/01/49; total market value of $576,666.	565,359	565,359
HSBC Securities USA, Inc., 0.30%, dated 10/31/16, due 11/01/16, repurchase price $565,364, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 1/01/28 to 9/01/46; total market value of $576,669.	565,359	565,359
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.31%, dated 10/31/16, due 11/01/16, repurchase price $148,721, collateralized by U.S. Treasury Securities 0.63% to 3.13%, maturing 4/30/18 to 2/15/43; total market value of $151,694.	148,720	148,720
Nomura Securities International, Inc., 0.34%, dated 10/31/16, due 11/01/16, repurchase price $565,364, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/03/16 to 9/20/66; total market value of $576,666.	565,359	565,359
RBC Dominion Securities, Inc., 0.33%, dated 10/31/16, due 11/01/16, repurchase price $565,364, collateralized by U.S. Government & Treasury Securities 1.13% to 7.00%, maturing 7/31/17 to 10/20/46; total market value of $576,666.	565,359	565,359

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,975,515)		$2,975,515

TOTAL INVESTMENTS—102.5% (COST $99,795,015)		$100,351,207
COLLATERAL FOR SECURITIES ON LOAN—(3.0%)		(2,975,515)
OTHER ASSETS LESS LIABILITIES—0.5%		521,551

TOTAL NET ASSETS—100.0%		$97,897,243

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

30    PORTFOLIOS OF INVESTMENTS

Wilmington Short-Term Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $99,797,110. The net unrealized appreciation/(depreciation) of investments was $554,097. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $812,660 and net unrealized depreciation from investments for those securities having an excess of cost over value of $258,563.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$50	$—	$50
Collateralized Mortgage Obligations	—	6,716,821	—	6,716,821
Corporate Bonds	—	71,049,911	—	71,049,911
Government Agencies	—	20,877	—	20,877
Mortgage-Backed Securities	—	4,547,062	—	4,547,062
Municipal Bond	—	100,569	—	100,569
U.S. Treasury	—	14,622,061	—	14,622,061
Money Market Fund	318,341	—	—	318,341
Repurchase Agreements	—	2,975,515	—	2,975,515

Total	$318,341	$100,032,866	$—	$100,351,207

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2016, these liquid restricted securities amounted to $5,043,126 representing 5.2% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

BKNT—Bank Note

CMBS—Commercial Mortgage-Backed Securities

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

FRN—Floating Rate Note

GNMA—Government National Mortgage Association

LLC—Limited Liability Corporation

MTN—Medium Term Note

NA—National Association

PLC—Public Limited Company

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Municipal Bond Fund

At October 31, 2016 the Fund’s portfolio composition was as follows (unaudited):

Percentage of
Total Net Assets
General Obligations	20.6%
School District	14.6%
Transportation	13.5%
Dedicated Tax	9.9%
Medical	8.4%
Lease	7.9%
Higher Education	5.6%
Water & Sewer	4.2%
Water	3.5%
Pre-Refunded/Escrow	2.7%
Utilities	2.3%
Electric	2.2%
Airport	1.7%
Development	0.5%
Power	0.4%
Cash Equivalents[1]	3.8%
Other Assets and Liabilities – Net[2]	(1.8)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.
(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Percentage of
Total Net Assets
Credit Quality Diversification[3]
AAA / Aaa	13.2%
AA / Aa	61.2%
A / A	20.9%
D	2.7%
Not Rated	3.8%
Other Assets and Liabilities – Net[2]	(1.8)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS—98.0%
ALABAMA—0.4%
HIGHER EDUCATION—0.4%
Auburn University, AL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 6/01/21	$1,200,000	$1,401,876

TOTAL ALABAMA		$1,401,876
ARIZONA—1.5%

Description	Par Value	Value
MEDICAL—0.8%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds (Banner Health Obligation Group), 5.00%, 1/01/31	$2,000,000	$2,397,140
SCHOOL DISTRICT—0.7%
Maricopa County Unified School District No 80 Chandler, AZ, GO Limited, Economic Defeasance, 5.00%, 7/01/21	2,000,000	2,345,880

TOTAL ARIZONA		$4,743,020
CALIFORNIA—7.9%

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

32    PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
GENERAL OBLIGATIONS—1.6%
Grossmont Healthcare District, CA, GO Unlimited, (Series C), (Health, Hospital & Nursing Home Improvements), 5.00%, 7/15/23	$2,000,000	$2,456,640
State of California, CA, GO Unlimited, 5.00%, 9/01/31	2,200,000	2,687,520

TOTAL GENERAL OBLIGATIONS		$5,144,160
LEASE—1.6%
Los Angeles Unified School District, CA, Certificate Participation Refunding Bonds, (Series B), (Headquarters Building), 5.00%, 10/01/27	4,300,000	5,086,814
MEDICAL—0.9%
California Statewide Communities Development Authority, CA, Revenue Bonds, (Health, Hospital, Nursing Home Revenue), 5.00%, 4/01/19	2,640,000	2,894,179
TRANSPORTATION—1.9%
Bay Area Toll Authority, CA, Refunding Revenue Bonds, (San Francisco Bay Area), 5.00%, 4/01/26	5,000,000	5,993,550
WATER & SEWER—1.9%
City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), (Water Revenue), 5.00%, 11/01/27	5,000,000	5,992,700

TOTAL CALIFORNIA		$25,111,403
COLORADO—0.8%
AIRPORT—0.8%
City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	2,000,000	2,395,660

TOTAL COLORADO		$2,395,660
FLORIDA—3.1%
GENERAL OBLIGATIONS—0.7%
State of Florida, FL, GO, (Fuel Sales Tax Revenue), 5.00%, 7/01/19	2,000,000	2,213,320
LEASE—1.8%
Broward County School Board, FL, Certificate Participation Refunding Bonds, (Series A), 5.00%, 7/01/21	3,000,000	3,483,240
St. Johns County School Board, FL, Certificate Participation Refunding Bonds, 5.00%, 7/01/20	2,000,000	2,261,800

TOTAL LEASE		$5,745,040
TRANSPORTATION—0.6%
FL Turnpike Authority-A-Ref 5, FL, Revenue Bonds, Highway Revenue Tolls, 5.00%, 7/01/20	1,500,000	1,711,395

TOTAL FLORIDA		$9,669,755

Description	Par Value	Value
GEORGIA—3.2%
HIGHER EDUCATION—0.4%
Athens-Clarke County Unified Government Development Authority, GA, Revenue Bonds, (University of Georgia Athletic Association - A), 5.00%, 9/01/23	$1,000,000	$1,217,780
LEASE—1.6%
Gwinnett County Development Authority, GO, Certificate Participation Refunding Bonds, (NATL), 5.25%, 1/01/22	4,370,000	5,193,658
MEDICAL—0.4%
Clarke County Hospital Authority, GA, Revenue Bonds, 5.00%, 7/01/30	1,000,000	1,182,610
SCHOOL DISTRICT—0.8%
Valdosta Board of Education, GA, (Ad Valorem Property Tax)
5.00%, 2/01/20	1,250,000	1,406,613
5.00%, 2/01/21	1,000,000	1,157,640

TOTAL SCHOOL DISTRICT		$2,564,253

TOTAL GEORGIA		$10,158,301
ILLINOIS—13.0%
DEDICATED TAX—1.9%
State of Illinois, IL, Revenue Bond, (Sales Tax Revenue), 6.00%, 6/15/27	2,000,000	2,696,900
State of Illinois, IL, Revenue Bonds, Public Improvements, (National Reinsurance FGIC), 6.00%, 6/15/26	2,500,000	3,313,025

TOTAL DEDICATED TAX		$6,009,925
GENERAL OBLIGATIONS—7.8%
Chicago Park District, IL, (Ad Valorem Property Tax)
5.00%, 1/01/26	1,250,000	1,434,400
5.00%, 1/01/27	3,455,000	3,938,113
Cook Kane Lake & McHenry Counties Community College District No 512, IL, (Ad Valorem Property Tax), 5.00%, 12/01/18	2,350,000	2,544,392
Metropolitan Water Reclamation District of Greater Chicago, GO Unlimited, (Series A), 5.00%, 12/01/28	6,000,000	7,355,460
Metropolitan Water Reclamation District of Greater Chicago IL, GO (Series B), 5.00%, 12/01/31	1,075,000	1,288,807
Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Series C-Green Bond), (Water Utility & Sewer Improvements), 5.00%, 12/01/28	6,790,000	8,125,933

TOTAL GENERAL OBLIGATIONS		$24,687,105
MEDICAL—0.4%
Illinois State Finance Authority, IL, Refunding Revenue Bonds, (Series A), (Rush University Medical Center), 5.00%, 11/15/29	1,000,000	1,191,260

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    33

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
SCHOOL DISTRICT—1.0%
Du Page & Will Counties, IL, Community School District No 204 Indian Prairie, GO Unlimited, Advance Refunding, (Series A), 5.00%, 12/30/19	$2,785,000	$3,111,012
TRANSPORTATION—1.9%
Illinois State Toll Highway Authority, IL, Refunding Revenue Bonds, (Series D), 5.00%, 1/01/24	5,000,000	6,101,200

TOTAL ILLINOIS		$41,100,502
INDIANA—0.7%
MEDICAL—0.7%
Indiana Finance Authority, IN, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	2,000,000	2,157,040

TOTAL INDIANA		$2,157,040
KANSAS—1.6%
TRANSPORTATION—1.6%
State of Kansas Department of Transportation, KS, Revenue Bonds, (Fuel Sales Tax Revenue), 5.00%, 9/01/23	4,000,000	4,944,960

TOTAL KANSAS		$4,944,960
MARYLAND—3.7%
DEDICATED TAX—0.5%
Maryland State Department of Transportation, MD, Revenue Bonds, Transit Improvements, 5.00%, 2/15/28	1,375,000	1,583,821
GENERAL OBLIGATIONS—2.1%
Baltimore County, MD, GO Unlimited, Refunding Notes, (Public Improvements), 5.00%, 2/01/28	1,000,000	1,183,340
Cecil County, MD, GO Unlimited, Refunding Bonds, (County Commissioners-Consolidated Public Improvements), 5.00%, 11/01/23	2,590,000	3,132,501
Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,350,840

TOTAL GENERAL OBLIGATIONS		$6,666,681
MEDICAL—1.1%
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Anne Arundel Health Systems)
5.00%, 7/01/22	1,000,000	1,201,490
5.00%, 7/01/26	1,100,000	1,286,549
Maryland Health & Higher Educational Facilities Authority, MD, Revenue Bonds, (Johns Hopkins Health System), 5.00%, 7/01/19	1,000,000	1,107,780

TOTAL MEDICAL		$3,595,819

TOTAL MARYLAND		$11,846,321

Description	Par Value	Value
MASSACHUSETTS—0.7%
WATER—0.7%
Massachusetts Clean Water Trust/The, MA, Revenue Bonds, (Miscellaneous Revenue), 5.00%, 2/01/20	$2,000,000	$2,256,760

TOTAL MASSACHUSETTS		$2,256,760
MICHIGAN—9.8%
DEDICATED TAX—2.7%
Michigan Finance Authority, MI, Revenue Bond, (Income Tax Revenue), 4.00%, 10/01/24	2,000,000	2,180,440
Michigan Finance Authority, MI, Revenue Bonds, Repayment of Bank Loan, (Series H-1), 5.00%, 10/01/25	5,215,000	6,247,466

TOTAL DEDICATED TAX		$8,427,906
LEASE—1.5%
Michigan State Building Authority, Revenue Bonds, (Series I), 5.00%, 10/15/30	4,000,000	4,848,960
SCHOOL DISTRICT—3.7%
Chippewa Valley Schools, GO Unlimited, Current Refunding, (Series B), (Q-SBLF), 5.00%, 5/01/22	3,000,000	3,543,090
Grand Ledge Public Schools, MI, GO Unlimited, Current Refunding, (Q-SBLF)
5.00%, 5/01/22	1,195,000	1,411,331
5.00%, 5/01/24	2,810,000	3,427,245
Huron Valley School District, MI, GO Unlimited, Current Refunding, (Q-SBLF), 5.00%, 5/01/20	1,000,000	1,129,750
Troy School District, MI, GO Unlimited, Advance Refunding, (Q-SBLF), 5.00%, 5/01/20	2,085,000	2,355,529

TOTAL SCHOOL DISTRICT		$11,866,945
UTILITIES—1.1%
Lansing Board of Water & Light, MI, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,457,620
WATER—0.8%
Great Lakes Water Authority Water Supply System, MI, Revenue Bonds, 5.00%, 7/01/23	2,000,000	2,383,740

TOTAL MICHIGAN		$30,985,171
NEBRASKA—2.2%
ELECTRIC—2.2%
Lincoln Nebraska Electric System, NE, Revenue Bond, 5.00%, 9/01/20	6,000,000	6,874,980

TOTAL NEBRASKA		$6,874,980
NEVADA—1.7%

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

34    PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
DEDICATED TAX—1.7%
County of Clark, NV, Refunding Revenue Bonds, (Fuel Tax and Subordinated Motor), 5.00%, 7/01/30	$4,505,000	$5,404,739

TOTAL NEVADA		$5,404,739
NEW JERSEY—3.0%
GENERAL OBLIGATIONS—0.7%
County of Essex, NJ, GO Unlimited, (Series A), ( Public Improvements), 5.00%, 8/01/19	1,870,000	2,071,997
HIGHER EDUCATION—1.1%
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series A), (Rowan University Project), 5.00%, 7/01/28	1,030,000	1,225,092
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	2,000,000	2,396,020

TOTAL HIGHER EDUCATION		$3,621,112
SCHOOL DISTRICT—0.6%
Egg Harbor Township NJ School District, GO Unlimited, Refunding School Bond, 5.00%, 9/15/23	1,520,000	1,822,890
TRANSPORTATION—0.6%
New Jersey State Turnpike Authority, NJ, Revenue Bonds, (Series A), (Highway Improvement), 5.00%, 1/01/27	1,645,000	2,016,392

TOTAL NEW JERSEY		$9,532,391
NEW YORK—8.3%
DEDICATED TAX—2.3%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), (Sales Tax), 5.00%, 11/15/21	1,960,000	2,338,456
New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Sub-series E), 5.00%, 11/01/22	4,125,000	4,810,410

TOTAL DEDICATED TAX		$7,148,866
GENERAL OBLIGATIONS—0.9%
County of Nassau NY, GO Limited, (Series B), 5.00%, 10/01/28	2,400,000	2,941,176
TRANSPORTATION—5.1%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Fuel Sales Tax Revenue), 5.00%, 11/15/22	3,000,000	3,634,170
Metropolitan Transportation Authority, NY, Revenue, Revenue Bonds, (Series B), (Transit Improvements), 5.00%, 11/15/29	3,000,000	3,586,620
New York State Thruway Authority, NY, Refunding Revenue Bonds, 5.00%, 1/01/30	5,500,000	6,568,100

Description	Par Value	Value
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (175th Series), (Port, Airport & Marina Improvements), 5.00%, 12/01/23	$2,000,000	$2,444,220

TOTAL TRANSPORTATION		$16,233,110

TOTAL NEW YORK		$26,323,152
OHIO—2.6%
GENERAL OBLIGATIONS—0.7%
Akron-Summit County Public Library, OH, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,255,333
SCHOOL DISTRICT—1.9%
Columbus City School District, OH, GO Unlimited (School Facilities Construction & Improvement), 5.00%, 12/01/31	4,875,000	5,963,636

TOTAL OHIO		$8,218,969
PENNSYLVANIA—6.0%
HIGHER EDUCATION—1.6%
Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,767,877
Pennsylvania State University, PA, Refunding Revenue Bonds, (Series B), 5.25%, 8/15/22	1,865,000	2,263,644

TOTAL HIGHER EDUCATION		$5,031,521
MEDICAL—0.6%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,605,000	1,908,265
PRE-REFUNDED/ESCROW—2.7%
Bucks County Industrial Development Authority, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	4,775,000	5,851,380
Pennsylvania Convention Center Authority, PA, Revenue Bonds, ETM, (Series A), (FGIC), 6.00%, 9/01/19	2,410,000	2,622,128

TOTAL PRE-REFUNDED/ESCROW		$8,473,508
SCHOOL DISTRICT—0.6%
Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,003,425
TRANSPORTATION—0.5%
Pennsylvania State Turnpike Commission, PA, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	1,400,000	1,562,918

TOTAL PENNSYLVANIA		$18,979,637
TEXAS—17.8%

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    35

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
AIRPORT—0.9%
Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D), 5.25%, 11/01/23	$2,500,000	$2,960,325
GENERAL OBLIGATIONS—4.3%
County of Harris, TX, Refunding Notes, (Ad Valorem Property Tax), 5.00%, 10/01/20	3,315,000	3,805,786
County of Travis, TX, GO Limited, Refunding Revenue Bonds, 5.00%, 3/01/19	1,270,000	1,386,243
State of Texas, TX, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/21	3,440,000	4,006,293
State of Texas, TX, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/24	3,500,000	4,344,690

TOTAL GENERAL OBLIGATIONS		$13,543,012
HIGHER EDUCATION—2.1%
Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG), 5.00%, 11/15/19	3,105,000	3,458,287
Permanent University Fund, Refunding Revenue Bonds, (Series B), 5.25%, 7/01/28	2,405,000	3,159,016

TOTAL HIGHER EDUCATION		$6,617,303
MEDICAL—2.6%
North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Children’s Medical Center of Dallas Project, OBG), 5.00%, 8/15/18	1,000,000	1,070,550
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	7,296,073

TOTAL MEDICAL		$8,366,623
SCHOOL DISTRICT—3.6%
Eagle Mountain & Saginaw Independent School District, GO Unlimited, (PSF-GTD), 5.00%, 8/15/30	6,115,000	7,488,612
Mesquite Independent School District, TX, GO Unlimited, Refunding Revenue Bonds, (Series B), (PSF-GTD), 5.00%, 8/15/19	2,165,000	2,401,461
Point Isabel Independent School District, TX, Current Refunding, (Ad Valorem Property Tax), 5.00%, 2/01/22	1,375,000	1,544,579

TOTAL SCHOOL DISTRICT		$11,434,652
TRANSPORTATION—0.8%
North Texas Tollway Authority, Advance Refunding Revenue Bonds, (Series A), 5.00%, 1/01/27	2,000,000	2,401,660
UTILITIES—1.2%
City of Houston Utility System, TX, Refunding Revenue Bonds, (Series C), (Comb-First Lien) 5.00%, 5/15/21	1,250,000	1,457,875

Description	Par Value	Value
5.00%, 5/15/23	$2,000,000	$2,433,620

TOTAL UTILITIES		$3,891,495
WATER & SEWER—2.3%
City of Austin Water & Wastewater System, TX, Refunding Revenue Bonds, 5.00%, 5/15/20	3,810,000	4,322,978
City of Dallas TX Waterworks & Sewer System Revenue, Advance Refunding Revenue Bonds, (Series A), 5.00%, 10/01/22	2,335,000	2,817,691

TOTAL WATER & SEWER		$7,140,669

TOTAL TEXAS		$56,355,739
UTAH—0.9%
MEDICAL—0.9%
County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG)
5.00%, 5/15/25	1,165,000	1,349,128
5.00%, 5/15/26	1,200,000	1,387,068

TOTAL MEDICAL		$2,736,196

TOTAL UTAH		$2,736,196
VIRGINIA—1.4%
LEASE—1.4%
Virginia, College Building Authority, VA, Revenue Bonds, University & College Improvements, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	4,000,000	4,447,000

TOTAL VIRGINIA		$4,447,000
WASHINGTON—7.2%
DEDICATED TAX—0.8%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Transit Improvements, (National Reinsurance FGIC), 5.25%, 2/01/21	2,300,000	2,612,984
DEVELOPMENT—0.5%
Washington Economic Development Finance Authority, Refunding Revenue Bonds, 5.00%, 6/01/20	1,485,000	1,684,094
GENERAL OBLIGATIONS—1.8%
State of Washington, WA, GO Unlimited, Refunding Revenue Bonds, (Series R-C), 5.00%, 7/01/24	4,500,000	5,481,270
POWER—0.4%
County of Lewis Public Utility District No. 1, WA, Current Refunding Revenue Bonds, 5.25%, 10/01/28	1,000,000	1,234,390
SCHOOL DISTRICT—1.7%
Clark County School District No 114 Evergreen, WA, Current Refunding, (Ad Valorem Property Tax), 5.00%, 12/01/18	4,855,000	5,262,917

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

36    PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
WATER—2.0%
City of Seattle WA Water System Revenue, Advance Refunding Revenue Bonds, 5.00%, 5/01/21	$5,500,000	$6,428,730

TOTAL WASHINGTON		$22,704,385
WISCONSIN—0.5%
TRANSPORTATION—0.5%
Wisconsin Department of Transportation, WI, Refunding Revenue Bonds, (Series 2), 5.00%, 7/01/19	1,500,000	1,658,730

TOTAL WISCONSIN		$1,658,730

TOTAL MUNICIPAL BONDS (COST $299,730,086)		$310,006,687

	Number of Shares
MONEY MARKET FUND—3.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%^	11,901,205	$11,901,205

TOTAL MONEY MARKET FUND (COST $11,901,205)		$11,901,205

TOTAL INVESTMENTS—101.8% (COST $311,631,291)		$321,907,892
OTHER LIABILITIES LESS ASSETS—(1.8%)		(5,536,725)

TOTAL NET ASSETS—100.0%		$316,371,167

Cost of investments for Federal income tax purposes is $311,631,291. The net unrealized appreciation/(depreciation) of investments was $10,276,601. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $11,209,152 and net unrealized depreciation from investments for those securities having an excess of cost over value of $932,551.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$310,006,687	$—	$310,006,687
Money Market Fund	11,901,205	—	—	11,901,205

Total	$11,901,205	$310,006,687	$—	$321,907,892

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM—Assured Guaranty Municipal

ETM—Escrowed to Maturity

FGIC—Financial Guarantee Insurance Company

GO—General Obligation

GTD—Guaranteed

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    37

Wilmington Municipal Bond Fund (concluded)

OBG—Obligation

PSF—Permanent School Fund

Q-SBLF—Qualified School Bond Loan Fund

UPMC—University of Pittsburgh Medical Center

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington New York Municipal Bond Fund

At October 31, 2016, the Fund’s portfolio classifications were as follows (unaudited):

Percentage of Total Net Assets
General Obligations	18.0%
Dedicated Tax	17.6%
Transportation	11.8%
Lease	10.4%
Medical	7.9%
School District	7.7%
Water & Sewer	6.8%
Higher Education	6.8%
Pre-Refunded/Escrow	4.6%
Power	3.6%
Cash Equivalents[1]	3.7%
Other Assets and Liabilities – Net[2]	1.1%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.
(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.
(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Percentage of
Total Net Assets
Credit Quality Diversification[3]
AAA / Aaa	5.4%
AA / Aa	65.5%
A / A	19.7%
D	4.6%
Not Rated	3.7%
Other Assets and Liabilities – Net[2]	1.1%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS—95.2%
NEW YORK—95.2%
DEDICATED TAX—17.6%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	$1,000,000	$1,193,090
New York City, NY, Transitional Finance Authority, Revenue Bonds, Public Improvements, (Sub-Series E-1), 5.00%, 2/01/31	1,260,000	1,517,418
New York Local Government Assistance Corp., NY, Refunding Revenue Notes, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,400,980

Description	Par Value	Value
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 3/15/29	$2,200,000	$2,687,432
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 3/15/25	5,100,000	6,263,616

TOTAL DEDICATED TAX		$15,062,536
GENERAL OBLIGATIONS—18.0%
County of Albany, NY, GO, Refunding Bonds, AD Valorem Property Tax, 5.00%, 9/15/20	2,595,000	2,984,172
County of Saratoga NY, GO, Economic Defeasance, Refunding Bonds, AD Valorem Property Tax, 5.00%, 7/15/31	1,150,000	1,513,573
Nassau County, NY, AD Valorem Property Tax, GO, Public Improvements, (Series B), 5.00%, 10/01/29	2,875,000	3,506,293

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS    39

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value
New York State, NY, GO Unlimited, Highway Improvements, (Series E), (State Aid Withholding), 5.00%, 12/15/21	$2,090,000	$2,499,661
New York State, NY, GO Unlimited, Highway Improvements, (Series E), 5.00%, 12/15/30	1,555,000	1,845,287
Town of Cheektowaga NY, GO, Refunding Notes, AD Valorem Property Tax, 5.00%, 7/01/28	1,000,000	1,271,560
Town of Southold NY, GO, Economic Defeasance, Refunding Bonds, 3.00%, 2/15/21	485,000	524,663
Town of West Seneca, NY, AD Valorem Property Tax, GO, Public Improvements, 5.00%, 7/15/21	1,040,000	1,221,230

TOTAL GENERAL OBLIGATIONS		$15,366,439
HIGHER EDUCATION—6.8%
New York State Dormitory Authority, NY, Barnard College, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 7/01/21	1,000,000	1,167,480
New York State Dormitory Authority, NY, Current Refunding, University College Improvements, (Series A), 5.00%, 7/01/20	1,470,000	1,676,594
New York State Dormitory Authority, NY, New York University, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 7/01/20	1,100,000	1,257,586
New York State Dormitory Authority, NY, University & College Improvements, (Series A), (NATL-RE), 6.00%, 7/01/19	1,500,000	1,690,485

TOTAL HIGHER EDUCATION		$5,792,145
LEASE—10.4%
Erie County, NY, IDA, Refunding Revenue Bonds, School Improvements, (State Aid Withholding), 5.00%, 5/01/29	2,000,000	2,476,620
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,495,600
New York City, NY, Transitional Finance Authority, Building Aid, Revenue Refunding Bonds, School Improvements, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,670,000	2,904,132

TOTAL LEASE		$8,876,352
MEDICAL—7.9%
New York State Dormitory Authority, NY, Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	4,650,000	5,625,895
New York State Dormitory Authority, NY, Revenue Refunding Bonds, (Series C), (Memorial Sloan Kettering Cancer Center)/(National Reinsurance), 5.75%, 7/01/19	1,010,000	1,131,655

TOTAL MEDICAL		$6,757,550

Description	Par Value	Value
POWER—3.6%
New York Power Authority (The), NY, Revenue Refunding Bonds, (Series A), (GO of Authority), 5.00%, 11/15/22	$2,575,000	$3,128,084
PRE-REFUNDED/ESCROW—4.6%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC - ITC GO of Authority), 6.13%, 1/01/21	3,500,000	3,983,525
SCHOOL DISTRICT—7.7%
Bay Shore Union Free School District, NY, Current Refunding, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 1/15/22	2,710,000	3,223,193
Commack Union Free School District, NY, Refunding Bonds, (GO, State Aid Withholding), 4.00%, 11/15/21	1,000,000	1,135,720
Corning City School District, NY, GO, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 6/15/21	1,000,000	1,171,100
Union Free School District of The Tarrytowns, NY, Refunding Bonds, Economic Defeasance, (Series A), (State Aid Withholding), 5.00%, 1/15/19	1,000,000	1,090,190

TOTAL SCHOOL DISTRICT		$6,620,203
TRANSPORTATION—11.8%
Metropolitan Transportation Authority, NY, Revenue, Revenue Refunding Bonds, Transit Improvements, (Series B), 5.00%, 11/15/29	2,330,000	2,785,608
Metropolitan Transportation Authority, NY, Revenue, Revenue Refunding Bonds, Transit Improvements, (Series E), 5.00%, 11/15/28	2,000,000	2,396,660
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, Port, Airport & Marina Improvements, (175th Series), 5.00%, 12/01/23	3,000,000	3,666,330
Port Authority of New York & New Jersey, NY, Revenue Bonds, Airport & Marina Improvements, (194th Series), 5.00%, 10/15/30	1,000,000	1,229,200

TOTAL TRANSPORTATION		$10,077,798
WATER & SEWER—6.8%
Buffalo, NY, Municipal Water Finance Authority, Current Refunding, Municipal Water Finance, 5.00%, 7/01/29	1,170,000	1,396,126
New York City Water & Sewer System, NY, Refunding Revenue Bonds, (Series EE), 5.00%, 6/15/28	3,595,000	4,417,932

TOTAL WATER & SEWER		$5,814,058

TOTAL NEW YORK		$81,478,690

TOTAL MUNICIPAL BONDS (COST $77,759,046)		$81,478,690

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

40    PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)

	Number of Shares	Value
MONEY MARKET FUND—3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%^	3,167,078	$3,167,078

TOTAL MONEY MARKET FUND (COST $3,167,078)		$3,167,078

Description	Value
TOTAL INVESTMENTS —98.9% (COST $80,926,124)	$84,645,768
OTHER ASSETS LESS LIABILITIES—1.1%	924,892

TOTAL NET ASSETS—100.0%	$85,570,660

Cost of investments for Federal income tax purposes is $80,926,124. The net unrealized appreciation/(depreciation) of investments was $3,719,644. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,921,143 and net unrealized depreciation from investments for those securities having an excess of cost over value of $201,499.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$81,478,690	$—	$81,478,690
Money Market Fund	3,167,078	—	—	3,167,078

Total	$3,167,078	$81,478,690	$—	$84,645,768

^	7-Day net yield.

The following acronyms are used throughout this Fund:

CAPMAC—Capital Markets Assurance Corporation

GO—General Obligation

IDA—Industrial Development Authority/Agency

ITC—Insured Trust Certificate

NATL-RE—National Public Finance Guarantee Corporation

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES    41

October 31, 2016 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Intermediate-Term Bond Fund		Wilmington Short-Term Bond Fund
ASSETS:
Investments, at identified cost	$500,589,909	$133,030,007		$99,795,015

Investments in securities, at value (Including $6,287,178, $4,686,075, and $2,895,064 of securities on loan, respectively) (Note 2)	$512,515,836	$135,615,112		$100,351,207
Income receivable	3,168,954	774,372		590,212
Receivable for shares sold	1,414,276	114,448		124,584
Receivable for investments sold	—	—		232
Prepaid assets	26,833	23,250		23,652

TOTAL ASSETS	517,125,899	136,527,182		101,089,887

LIABILITIES:
Payable for investments purchased	7,441,187	149,847		—
Collateral for securities on loan	6,421,896	4,789,176		2,975,515
Income distribution payable	895,585	179,731		126,847
Payable for shares redeemed	438,582	116,285		22,167
Payable for Trustees’ fees	2,381	2,381		2,381
Payable for distribution services fee	1,041	669		1,485
Payable for shareholder services fee	417	268		—
Other accrued expenses	128,876	46,442		64,249

TOTAL LIABILITIES	15,329,965	5,284,799		3,192,644

NET ASSETS	$501,795,934	$131,242,383		$97,897,243

NET ASSETS CONSIST OF:
Paid-in capital	$490,463,012	$128,487,038		$98,419,061
Undistributed (distributions in excess of) net investment income	(565,447)	(1,093)		(148,230)
Accumulated net realized gain (loss) on investments	(27,558)	171,333		(929,780)
Net unrealized appreciation (depreciation) of investments	11,925,927	2,585,105		556,192

TOTAL NET ASSETS	$501,795,934	$131,242,383		$97,897,243

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$4,885,369	$3,101,003		$6,984,527

Shares outstanding (unlimited shares authorized)	489,701	309,389		695,117

Net Asset Value per share	$9.98	$10.02		$10.05

Offering price per share*	$10.45 ***	$10.49	***	$10.23 **

Class I
Net Assets	$496,910,565	$128,141,380		$90,912,716

Shares outstanding (unlimited shares authorized)	50,659,764	12,778,211		9,045,530

Net Asset Value per share	$9.81	$10.03		$10.05

*	See “What Do Shares Cost?” in the Prospectus.
**	Computation of offering price per share 100/98.25 of net asset value.
***	Computation of offering price per share 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

42    STATEMENTS OF ASSETS AND LIABILITIES (concluded)

October 31, 2016 (unaudited)	Wilmington Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$311,631,291		$80,926,124

Investments in securities, at value	$321,907,892		$84,645,768
Interest receivable	3,972,532		1,028,092
Receivable for shares sold	141,036		108,060
Prepaid assets	23,604		10,109

TOTAL ASSETS	326,045,064		85,792,029

LIABILITIES:
Payable for investments purchased	8,840,649		—
Income distribution payable	467,507		121,377
Payable for shares redeemed	285,131		50,654
Payable for Trustees’ fees	2,381		2,381
Payable for distribution services fee	7,451		4,082
Other accrued expenses	70,778		42,875

TOTAL LIABILITIES	9,673,897		221,369

NET ASSETS	$316,371,167		$85,570,660

NET ASSETS CONSIST OF:
Paid-in capital	$303,883,863		$81,059,862
Undistributed (distributions in excess of) net investment income	27		14
Accumulated net realized gain (loss) on investments	2,210,676		791,140
Net unrealized appreciation (depreciation) of investments	10,276,601		3,719,644

TOTAL NET ASSETS	$316,371,167		$85,570,660

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$34,835,439		$19,124,359

Shares outstanding (unlimited shares authorized)	2,594,347		1,764,661

Net Asset Value per share	$13.43		$10.84

Offering price per share*	$14.06	***	$11.35	***

Administrative Class
Class I
Net Assets	$281,535,728		$66,446,301

Shares outstanding (unlimited shares authorized)	20,959,019		6,128,194

Net Asset Value per share	$13.43		$10.84

*	See “How are Shares Priced?” in the Prospectus.
***	Computation of offering price per share 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS    43

Six Months Ended October 31, 2016 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Intermediate-Term Bond Fund	Wilmington Short-Term Bond Fund
INVESTMENT INCOME:
Dividends	$14,787	$4,941	$397
Interest	6,070,972	1,405,513	907,837
Securities lending income	6,066	3,086	4,579

TOTAL INVESTMENT INCOME	6,091,825	1,413,540	912,813

EXPENSES:
Investment advisory fee	1,114,847	297,217	225,216
Administrative personnel and services fees	78,728	20,974	17,853
Portfolio accounting and administration fees	81,157	28,701	25,685
Transfer and dividend disbursing agent fees and expenses	68,957	4,932	33,693
Trustees’ fees	26,051	26,051	26,051
Professional fees	32,666	31,136	31,059
Distribution services fee—Class A	6,355	4,216	9,072
Shareholder services fee—Class A	6,355	4,216	9,072
Shareholder services fee— Class I	613,003	160,905	131,688
Share registration costs	16,860	15,200	16,257
Printing and postage	12,059	2,210	4,853
Custodian fees	7,529	3,568	6,225
Miscellaneous	27,218	15,407	15,959

TOTAL EXPENSES	2,091,785	614,733	552,683

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(103,482)	(95,342)	(132,591)
Waiver of shareholder services fee—Class A	(4,121)	(2,884)	(9,072)
Waiver of shareholder services fee—Class I	(613,003)	(160,905)	(131,688)

TOTAL WAIVERS AND REIMBURSEMENTS	(720,606)	(259,131)	(273,351)

Net expenses	1,371,179	355,602	279,332

Net investment income (loss)	4,720,646	1,057,938	633,481

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	527,973	258,499	301,520
Net change in unrealized appreciation (depreciation) of investments	1,088,811	(161,201)	(285,499)

Net realized and unrealized gain (loss) on investments	1,616,784	97,298	16,021

Change in net assets resulting from operations	$6,337,430	$1,155,236	$649,502

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

44    STATEMENTS OF OPERATIONS (concluded)

Six Months Ended October 31, 2016 (unaudited)	Wilmington Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$10,778	$4,086
Interest	3,630,360	1,010,645

TOTAL INVESTMENT INCOME	3,641,138	1,014,731

EXPENSES:
Investment advisory fee	725,828	199,510
Administrative personnel and services fees	51,222	14,078
Portfolio accounting and administration fees	57,380	18,485
Transfer and dividend disbursing agent fees and expenses	14,410	9,555
Trustees’ fees	26,051	26,051
Professional fees	30,465	30,229
Distribution services fee—Class A	45,860	24,876
Shareholder services fee—Class A	45,860	24,876
Shareholder services fee— Class I	357,377	85,963
Share registration costs	16,064	5,309
Printing and postage	3,864	3,041
Custodian fees	3,460	971
Miscellaneous	22,121	13,860

TOTAL EXPENSES	1,399,962	456,804

Waiver/reimbursement by investment advisor	(160,518)	(59,510)
Waiver of shareholder services fee—Class A	(45,860)	(24,876)
Waiver of shareholder services fee—Class I	(357,377)	(85,963)

TOTAL WAIVERS AND REIMBURSEMENTS	(563,755)	(170,349)

Net expenses	836,207	286,455

Net investment income (loss)	2,804,931	728,276

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	1,717,918	356,608
Net change in unrealized appreciation (depreciation) of investments	(4,451,746)	(955,457)

Net realized and unrealized gain (loss) on investments	(2,733,828)	(598,849)

Change in net assets resulting from operations	$71,103	$129,427

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS    45

	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016
OPERATIONS:
Net investment income (loss)	$4,720,646	$8,993,856	$1,057,938	$2,034,579
Net realized gain (loss) on investments	527,973	361,143	258,499	198,850
Net change in unrealized appreciation (depreciation) of investments	1,088,811	403,274	(161,201)	95,539

Change in net assets resulting from operations	6,337,430	9,758,273	1,155,236	2,328,968

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(45,907)	(106,726)	(21,608)	(53,913)
Class I	(5,250,948)	(9,641,032)	(1,038,093)	(1,988,439)
Distributions from net realized gain on investments
Class A	—	(6,169)	—	(14,272)
Class I	—	(498,655)	—	(426,026)

Change in net assets resulting from distributions to shareholders	(5,296,855)	(10,252,582)	(1,059,701)	(2,482,650)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	38,505	180,484	868	81,897
Class I	150,260,458	87,413,650	34,586,005	34,788,277
Distributions reinvested
Class A	34,835	84,360	17,892	58,580
Class I	3,217,410	6,268,503	474,408	1,330,825
Cost of shares redeemed
Class A	(414,198)	(772,335)	(431,750)	(1,008,812)
Class I	(67,562,505)	(96,535,411)	(27,415,850)	(42,144,440)

Change in net assets resulting from share transactions	85,574,505	(3,360,749)	7,231,573	(6,893,673)

Change in net assets	86,615,080	(3,855,058)	7,327,108	(7,047,355)
NET ASSETS:
Beginning of period	415,180,854	419,035,912	123,915,275	130,962,630

End of period	$501,795,934	$415,180,854	$131,242,383	$123,915,275

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(565,447)	$10,762	$(1,093)	$670

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	3,804	18,427	86	8,265
Class I	15,240,529	9,055,846	3,435,165	3,504,541
Distributions reinvested
Class A	3,467	8,602	1,777	5,907
Class I	325,643	650,104	47,078	134,190
Shares redeemed
Class A	(41,103)	(78,814)	(42,874)	(101,688)
Class I	(6,836,556)	(10,011,080)	(2,721,638)	(4,243,380)

Net change in shares outstanding	8,695,784	(356,915)	719,594	(692,165)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

46    STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Wilmington Short-Term Bond Fund		Wilmington Municipal Bond Fund
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016
OPERATIONS:
Net investment income (loss)	$633,481	$1,539,175	$2,804,931	$5,660,021
Net realized gain (loss) on investments	301,520	149,886	1,717,918	2,362,715
Net change in unrealized appreciation (depreciation) of investments	(285,499)	(171,835)	(4,451,746)	5,817,885

Change in net assets resulting from operations	649,502	1,517,226	71,103	13,840,621

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(43,238)	(91,081)	(278,093)	(666,853)
Class I	(751,951)	(1,847,872)	(2,526,857)	(4,993,131)
Distributions from net realized gain on investments
Class A	—	(17,296)	—	(691,939)
Class I	—	(269,842)	—	(4,530,680)

Change in net assets resulting from distributions to shareholders	(795,189)	(2,226,091)	(2,804,950)	(10,882,603)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	44,341	561,708	63,484	480,079
Class I	5,665,781	47,593,284	43,134,536	40,442,272
Distributions reinvested
Class A	29,822	70,383	207,695	1,043,704
Class I	396,089	1,089,915	530,617	4,988,667
Cost of shares redeemed
Class A	(873,209)	(3,285,355)	(3,338,414)	(5,319,845)
Class I	(75,556,800)	(54,418,111)	(27,538,285)	(40,057,981)

Change in net assets resulting from share transactions	(70,293,976)	(8,388,176)	13,059,633	1,576,896

Change in net assets	(70,439,663)	(9,097,041)	10,325,786	4,534,914
NET ASSETS:
Beginning of period	168,336,906	177,433,947	306,045,381	301,510,467

End of period	$97,897,243	$168,336,906	$316,371,167	$306,045,381

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(148,230)	$13,478	$27	$46

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	4,405	55,801	4,676	35,795
Class I	562,689	4,736,557	3,174,794	3,010,966
Distributions reinvested
Class A	2,961	7,016	15,296	78,231
Class I	39,333	108,632	39,066	374,967
Shares redeemed
Class A	(86,704)	(327,314)	(245,281)	(396,970)
Class I	(7,501,730)	(5,421,880)	(2,028,404)	(2,986,163)

Net change in shares outstanding	(6,979,046)	(841,188)	960,147	116,826

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)    47

	Wilmington New York Municipal Bond Fund
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016
OPERATIONS:
Net investment income (loss)	$728,276	$1,624,686
Net realized gain (loss) on investments	356,608	1,485,048
Net change in unrealized appreciation (depreciation) of investments	(955,457)	602,434

Change in net assets resulting from operations	129,427	3,712,168

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(144,101)	(372,578)
Class I	(584,182)	(1,252,099)
Distributions from net realized gain on investments
Class A	—	(33,214)
Class I	—	(100,441)

Change in net assets resulting from distributions to shareholders	(728,283)	(1,758,332)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	43,630	122,601
Class I	10,589,387	11,578,776
Distributions reinvested
Class A	91,893	261,885
Class I	320,921	773,587
Cost of shares redeemed
Class A	(1,078,239)	(3,358,153)
Class I	(7,699,078)	(13,824,734)

Change in net assets resulting from share transactions	2,268,514	(4,446,038)

Change in net assets	1,669,658	(2,492,202)
NET ASSETS:
Beginning of period	83,901,002	86,393,204

End of period	$85,570,660	$83,901,002

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$14	$21

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	3,962	11,337
Class I	965,234	1,076,403
Distributions reinvested
Class A	8,385	24,434
Class I	29,263	72,112
Shares redeemed
Class A	(98,232)	(313,812)
Class I	(700,511)	(1,286,932)

Net change in shares outstanding	208,101	(416,458)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

48    FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$9.94		$9.95	$9.80	$10.19	$10.23	$10.16
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.08		0.18	0.17	0.20	0.23	0.32

Net Realized and Unrealized Gain (Loss) on Investments	0.05		0.02	0.19	(0.21)	0.17	0.33

Total Income (Loss) From Operations	0.13		0.20	0.36	(0.01)	0.40	0.65
Less Distributions From:
Net Investment Income	(0.09)		(0.20)	(0.19)	(0.23)	(0.25)	(0.33)
Net Realized Gains	—		(0.01)	(0.02)	(0.15)	(0.19)	(0.25)

Total Distributions	(0.09)		(0.21)	(0.21)	(0.38)	(0.44)	(0.58)

Net Asset Value, End of Period	$9.98		$9.94	$9.95	$9.80	$10.19	$10.23

Total Return(b)	1.32%		2.03%	3.69%	(0.03)%	3.93%	6.54%
Net Assets, End of Period (000’s)	$4,885		$5,206	$5,726	$5,983	$6,951	$8,431
Ratios to Average Net Assets
Gross Expense	1.09	%(c)	1.10%	1.12%	1.15%	1.17%	1.25%
Net Expenses(d)	0.89	%(c)	0.88%	0.94%	0.98%	0.99%	1.00%
Net Investment Income (Loss)	1.58	%(c)	1.85%	1.74%	2.09%	2.23%	3.12%
Portfolio Turnover Rate	18%		44%	45%	113%	106%	93%

CLASS I	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$9.78		$9.79	$9.63	$10.03	$10.07	$10.01
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.09		0.21	0.20	0.23	0.26	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.05		0.02	0.20	(0.22)	0.17	0.32

Total Income (Loss) From Operations	0.14		0.23	0.40	0.01	0.43	0.67

Less Distributions From:
Net Investment Income	(0.11)		(0.23)	(0.22)	(0.26)	(0.28)	(0.36)
Net Realized Gains	—		(0.01)	(0.02)	(0.15)	(0.19)	(0.25)

Total Distributions	(0.11)		(0.24)	(0.24)	(0.41)	(0.47)	(0.61)

Net Asset Value, End of Period	$9.81		$9.78	$9.79	$9.63	$10.03	$10.07

Total Return(b)	1.40%		2.38%	4.19%	0.16%	4.32%	6.90%
Net Assets, End of Period (000’s)	$496,911		$409,975	$413,310	$246,525	$275,173	$291,976
Ratios to Average Net Assets
Gross Expense	0.84	%(c)	0.85%	0.88%	0.92%	0.92%	1.00%
Net Expenses(d)	0.55	%(c)	0.55%	0.60%	0.65%	0.64%	0.66%
Net Investment Income (Loss)	1.91	%(c)	2.15%	2.07%	2.41%	2.57%	3.47%
Portfolio Turnover Rate	18%		44%	45%	113%	106%	93%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)    49

For a share outstanding throughout each period:

WILMINGTON INTERMEDIATE-TERM BOND FUND

CLASS A	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$10.01		$10.02	$10.10	$10.60	$10.64	$10.76
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.06		0.13	0.13	0.14	0.18	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.02		0.03	0.09	(0.19)	0.13	0.28

Total Income (Loss) From Operations	0.08		0.16	0.22	(0.05)	0.31	0.52

Less Distributions From:
Net Investment Income	(0.07)		(0.13)	(0.13)	(0.15)	(0.19)	(0.25)
Net Realized Gains	—		(0.04)	(0.17)	(0.30)	(0.16)	(0.39)

Total Distributions	(0.07)		(0.17)	(0.30)	(0.45)	(0.35)	(0.64)

Net Asset Value, End of Period	$10.02		$10.01	$10.02	$10.10	$10.60	$10.64

Total Return(b)	0.75%		1.62%	2.14%	(0.40)%	2.90%	4.96%
Net Assets, End of Period (000’s)	$3,101		$3,509	$4,389	$5,279	$9,730	$12,961
Ratios to Average Net Assets
Gross Expense	1.17	%(c)	1.18%	1.15%	1.12%	1.14%	1.35%
Net Expenses(d)	0.86	%(c)	0.85%	0.89%	0.91%	0.94%	1.00%
Net Investment Income (Loss)	1.28	%(c)	1.34%	1.25%	1.38%	1.69%	2.22%
Portfolio Turnover Rate	24%		32%	45%	43%	52%	253%

CLASS I	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$10.02		$10.03	$10.10	$10.60	$10.65	$10.77
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.08		0.17	0.16	0.17	0.22	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.01		0.03	0.10	(0.18)	0.11	0.27

Total Income (Loss) From Operations	0.09		0.20	0.26	(0.01)	0.33	0.55

Less Distributions From:
Net Investment Income	(0.08)		(0.17)	(0.16)	(0.19)	(0.22)	(0.28)
Net Realized Gains	—		(0.04)	(0.17)	(0.30)	(0.16)	(0.39)

Total Distributions	(0.08)		(0.21)	(0.33)	(0.49)	(0.38)	(0.67)

Net Asset Value, End of Period	$10.03		$10.02	$10.03	$10.10	$10.60	$10.65

Total Return(b)	0.92%		1.94%	2.57%	(0.09)%	3.15%	5.33%
Net Assets, End of Period (000’s)	$128,141		$120,406	$126,574	$136,516	$201,572	$253,419
Ratios to Average Net Assets
Gross Expense	0.92	%(c)	0.93%	0.93%	0.91%	0.89%	1.09%
Net Expenses(d)	0.53	%(c)	0.53%	0.57%	0.60%	0.60%	0.64%
Net Investment Income (Loss)	1.61	%(c)	1.66%	1.57%	1.69%	2.03%	2.58%
Portfolio Turnover Rate	24%		32%	45%	43%	52%	253%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

50    FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON SHORT-TERM BOND FUND

CLASS A	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$10.07		$10.10	$10.23	$10.33	$10.28	$10.29
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.05		0.07	0.07	0.07	0.09	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		0.02	(0.02)	0.00 (b)	0.08	0.03

Total Income (Loss) From Operations	0.04		0.09	0.05	0.07	0.17	0.15

Less Distributions From:
Net Investment Income	(0.06)		(0.10)	(0.06)	(0.08)	(0.09)	(0.12)
Net Realized Gains	—		(0.02)	(0.12)	(0.09)	(0.03)	(0.04)

Total Distributions	(0.06)		(0.12)	(0.18)	(0.17)	(0.12)	(0.16)

Net Asset Value, End of Period	$10.05		$10.07	$10.10	$10.23	$10.33	$10.28

Total Return(c)	0.40%		0.87%	0.51%	0.68%	1.66%	1.48%
Net Assets, End of Period (000’s)	$6,984		$7,796	$10,495	$2,785	$3,129	$8,912
Ratios to Average Net Assets
Gross Expense	1.22	%(d)	1.11%	1.17%	1.19%	1.20%	1.37%
Net Expenses(e)	0.73	%(d)	0.73%	0.78%	0.83%	0.86%	0.86%
Net Investment Income (Loss)	0.92	%(d)	0.71%	0.71%	0.64%	0.89%	1.16%
Portfolio Turnover Rate	34%		104%	138%	196%	110%	73%

CLASS I	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$10.07		$10.10	$10.23	$10.33	$10.28	$10.29
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.06		0.10	0.08	0.09	0.12	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		0.01	0.00 (b)	0.00 (b)	0.08	0.03

Total Income (Loss) From Operations	0.05		0.11	0.08	0.09	0.20	0.18

Less Distributions From:
Net Investment Income	(0.07)		(0.12)	(0.09)	(0.10)	(0.12)	(0.15)
Net Realized Gains	—		(0.02)	(0.12)	(0.09)	(0.03)	(0.04)

Total Distributions	(0.07)		(0.14)	(0.21)	(0.19)	(0.15)	(0.19)

Net Asset Value, End of Period	$10.05		$10.07	$10.10	$10.23	$10.33	$10.28

Total Return(c)	0.53%		1.12%	0.76%	0.90%	1.91%	1.74%
Net Assets, End of Period (000’s)	$90,913		$160,541	$166,939	$165,057	$182,588	$189,176
Ratios to Average Net Assets
Gross Expense	0.96	%(d)	0.86%	0.96%	0.97%	0.96%	1.11%
Net Expenses(e)	0.48	%(d)	0.48%	0.56%	0.61%	0.61%	0.61%
Net Investment Income (Loss)	1.14	%(d)	0.97%	0.81%	0.86%	1.12%	1.42%
Portfolio Turnover Rate	34%		104%	138%	196%	110%	73%

(a)	Per share numbers have been calculated using the average shares method. (b) Represents less than $0.005.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)    51

For a share outstanding throughout each period:

WILMINGTON MUNICIPAL BOND FUND†

CLASS A	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011
Net Asset Value, Beginning of Period	$13.54		$13.41	$13.40	$13.75	$13.79	$13.18		$13.22
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.10		0.23	0.25	0.27	0.24	0.29		0.42
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		0.37	0.13	(0.23)	0.27	0.78		0.04

Total Income (Loss) From Operations	(0.01)		0.60	0.38	0.04	0.51	1.07		0.46

Less Distributions From:
Net Investment Income	(0.10)		(0.23)	(0.25)	(0.27)	(0.24)	(0.29)		(0.42)
Net Realized Gains	—		(0.24)	(0.12)	(0.12)	(0.31)	(0.17)		(0.08)

Total Distributions	(0.10)		(0.47)	(0.37)	(0.39)	(0.55)	(0.46)		(0.50)

Net Asset Value, End of Period	$13.43		$13.54	$13.41	$13.40	$13.75	$13.79		$13.18

Total Return(b)	(0.05)%		4.55%	2.83%	0.37%	3.74%	8.18%		3.56%
Net Assets, End of Period (000’s)	$34,835		$38,182	$41,607	$17,128	$21,435	$708		$758
Ratios to Average Net Assets
Gross Expense	1.09	%(c)	1.09%	1.12%	1.14%	1.13%	0.92	%(c)	0.86%
Net Expenses(d)	0.74	%(c)	0.74%	0.79%	0.86%	0.86%	0.87	%(c)	0.86%
Net Investment Income (Loss)	1.52	%(c)	1.69%	1.84%	2.00%	1.74%	2.56	%(c)	3.20%
Portfolio Turnover Rate	16%		32%	50%	38%	38%	52%		30%

CLASS I	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011
Net Asset Value, Beginning of Period	$13.55		$13.42	$13.40	$13.76	$13.79	$13.19		$13.22
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.12		0.26	0.28	0.30	0.28	0.32		0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)		0.37	0.15	(0.24)	0.28	0.77		0.05

Total Income (Loss) From Operations	—		0.63	0.43	0.06	0.56	1.09		0.50

Less Distributions From:
Net Investment Income	(0.12)		(0.26)	(0.29)	(0.30)	(0.28)	(0.32)		(0.45)
Net Realized Gains	—		(0.24)	(0.12)	(0.12)	(0.31)	(0.17)		(0.08)

Total Distributions	(0.12)		(0.50)	(0.41)	(0.42)	(0.59)	(0.49)		(0.53)

Net Asset Value, End of Period	$13.43		$13.55	$13.42	$13.40	$13.76	$13.79		$13.19

Total Return(b)	0.00%		4.81%	3.17%	0.55%	4.06%	8.33%		3.90%
Net Assets, End of Period (000’s)	$281,536		$267,864	$259,904	$199,503	$247,914	$146,009		$141,519
Ratios to Average Net Assets
Gross Expense	0.84	%(c)	0.84%	0.88%	0.89%	0.90%	0.68	%(c)	0.61%
Net Expenses(d)	0.49	%(c)	0.49%	0.55%	0.61%	0.61%	0.62	%(c)	0.61%
Net Investment Income (Loss)	1.77	%(c)	1.94%	2.11%	2.25%	2.01%	2.80	%(c)	3.44%
Portfolio Turnover Rate	16%		32%	50%	38%	38%	52%		30%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
*	Year end changed from June 30 to April 30.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Municipal Bond Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

See Notes which are an integral part of the Financial Statements.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

52    FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$10.91		$10.66	$10.56	$10.75	$10.59	$10.08
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.08		0.19	0.21	0.19	0.21	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)		0.27	0.10	(0.19)	0.16	0.51

Total Income (Loss) From Operations	0.01		0.46	0.31	0.00	0.37	0.79

Less Distributions From:
Net Investment Income	(0.08)		(0.19)	(0.21)	(0.19)	(0.21)	(0.28)
Net Realized Gains	—		(0.02)	—	—	—	—

Total Distributions	(0.08)		(0.21)	(0.21)	(0.19)	(0.21)	(0.28)

Net Asset Value, End of Period	$10.84		$10.91	$10.66	$10.56	$10.75	$10.59

Total Return(b)	0.09%		4.32%	2.91%	0.04%	3.48%	7.99%
Net Assets, End of Period (000’s)	$19,125		$20,197	$22,691	$24,301	$31,239	$35,099
Ratios to Average Net Assets
Gross Expense	1.22	%(c)	1.22%	1.22%	1.21%	1.20%	1.36%
Net Expenses(d)	0.84	%(c)	0.84%	0.84%	0.84%	0.84%	0.84%
Net Investment Income (Loss)	1.45	%(c)	1.76%	1.93%	1.79%	1.94%	2.73%
Portfolio Turnover Rate	15%		24%	31%	34%	41%	87%

CLASS I	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$10.92		$10.67	$10.57	$10.76	$10.60	$10.08
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.09		0.22	0.23	0.21	0.23	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)		0.27	0.10	(0.18)	0.16	0.52

Total Income (Loss) From Operations	0.01		0.49	0.33	0.03	0.39	0.83

Less Distributions From:
Net Investment Income	(0.09)		(0.22)	(0.23)	(0.22)	(0.23)	(0.31)
Net Realized Gains	—		(0.02)	—	—	—	—

Total Distributions	(0.09)		(0.24)	(0.23)	(0.22)	(0.23)	(0.31)

Net Asset Value, End of Period	$10.84		$10.92	$10.67	$10.57	$10.76	$10.60

Total Return(b)	0.12%		4.58%	3.17%	0.30%	3.74%	8.33%
Net Assets, End of Period (000’s)	$66,446		$63,704	$63,702	$69,325	$78,471	$74,913
Ratios to Average Net Assets
Gross Expense	0.97	%(c)	0.98%	0.97%	0.96%	0.95%	1.11%
Net Expenses(d)	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Net Investment Income (Loss)	1.70	%(c)	2.01%	2.18%	2.05%	2.18%	2.99%
Portfolio Turnover Rate	15%		24%	31%	34%	41%	87%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS     53

Wilmington Funds

October 31, 2016 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios, 5 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 9 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Short-Term Bond Fund Formerly known as Wilmington Short-Term Corporate Bond Fund (“Short-Term Bond Fund”)(d)	The Fund seeks to provide current income.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d)	Diversified
(n)	Non-diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•	for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2016, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedures noted previously, fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

54    NOTES TO FINANCIAL STATEMENTS (continued)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2016, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Broad Market Bond Fund
Citigroup Global Markets, Inc.	$1,220,255	$1,220,255	$—	$—
Daiwa Capital Markets America	1,220,255	1,220,255	—	—
HSBC Securities USA, Inc.	1,220,255	1,220,255	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	320,621	320,621	—	—
Nomura Securities International, Inc.	1,220,255	1,220,255	—	—
RBC Dominion Securities, Inc.	1,220,255	1,220,255	—	—

	$6,421,896	$6,421,896	$—	$—

Intermediate-Term Bond Fund
Citigroup Global Markets, Inc.	909,964	909,964	—	—
Daiwa Capital Markets America	909,964	909,964	—	—
HSBC Securities USA, Inc.	909,964	909,964	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	239,356	239,356	—	—
Nomura Securities International, Inc.	909,964	909,964	—	—
RBC Dominion Securities, Inc.	909,964	909,964	—	—

	$4,789,176	$4,789,176	$—	$—

Short-Term Bond Fund
Citigroup Global Markets, Inc.	565,359	565,359	—	—
Daiwa Capital Markets America	565,359	565,359	—	—
HSBC Securities USA, Inc.	565,359	565,359	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	148,720	148,720	—	—
Nomura Securities International, Inc.	565,359	565,359	—	—
RBC Dominion Securities, Inc.	565,359	565,359	—	—

	$2,975,515	$2,975,515	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)    55

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended October 31, 2016, the Funds did not incur any interest or penalties.

When-Issued and Delayed Delivery Transactions –The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in “To Be Announced Securities” (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified criteria. For example, in a TBA mortgage transaction, the Fund and seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The Funds record TBAs on the trade date utilizing information associated with the specified terms of the transactions as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest of the settlement date. Losses may occur due to the fact the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Dollar Roll Transactions –The Intermediate-Term Bond Fund and Broad Market Bond Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon, maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. There were no dollar roll transactions outstanding during the six months ended October 31, 2016.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

56    NOTES TO FINANCIAL STATEMENTS (continued)

Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At October 31, 2016, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Broad Market Bond Fund	$6,287,178	$6,287,178	$—
Intermediate-Term Bond Fund	4,686,075	4,686,075	—
Short-Term Bond Fund	2,895,064	2,895,064	—

(1)	Collateral with a value of $6,421,896, $4,789,176 and $2,975,515, respectively, has been received in connection with securities lending transactions.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

As of April 30, 2016, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the periods ended 2015, 2014, and 2013, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding fiscal year ends were as follows:

Fund	Ordinary Income*	2016 Tax Exempt Income	Long-Term Capital Gains	Ordinary Income*	2015 Tax Exempt Income	Long-Term Capital Gains
Broad Market Bond Fund	$9,747,956	$—	$504,626	$7,699,108	$—	$674,691
Intermediate-Term Bond Fund	2,090,943	—	391,707	2,248,626	—	1,972,089
Short-Term Bond Fund	1,939,029	—	287,062	1,606,528	—	808,393
Municipal Bond Fund	245,967	5,658,718	4,977,918	46,207	4,887,359	1,762,699
New York Municipal Bond Fund	—	1,624,677	133,655	—	1,898,921	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)    57

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Deferrals
Broad Market Bond Fund	$800,991	$—	$—	$(790,229)	$10,837,116	$(555,531)	$—
Intermediate-Term Bond Fund	170,124	—	—	(169,454)	2,745,408	—	(86,268)
Short-Term Bond Fund	188,419	—	—	(174,941)	839,596	(1,229,205)	—
Municipal Bond Fund	151,991	451,439	340,766	(451,392)	14,728,347	—	—
New York Municipal Bond Fund	—	120,839	434,535	(120,821)	4,675,101	—	—

At April 30, 2016, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Available Through 2018	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
Broad Market Bond Fund	$—	$354,793	$200,738	$555,531
Short-Term Bond Fund	108,426	779,126	341,653	1,229,205

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year. Post-October, Post-December and Late Year losses deferred to May 1, 2016 are as follows:

Fund	Ordinary Post-December Losses	Short-Term Post-October/ Late Year Capital Losses	Long-Term Post-October/ Late Year Capital Losses
Intermediate-Term Bond Fund	$—	$6,688	$79,580

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
Broad Market Bond Fund	0.45%
Intermediate-Term Bond Fund	0.45%
Short-Term Bond Fund	0.40%
Municipal Bond Fund	0.45%
New York Municipal Bond Fund	0.45%

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2017, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC, nor the Fund’s distributor, will recoup previously waived fees/expenses in subsequent years.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

58    NOTES TO FINANCIAL STATEMENTS (continued)

	Contractual
	Expense Limitations
Fund	Class A	Class I
Broad Market Bond Fund	0.89%	0.55%
Intermediate-Term Bond Fund	0.86%	0.53%
Short-Term Bond Fund	0.73%	0.48%
Municipal Bond Fund	0.74%	0.49%
New York Municipal Bond Fund	0.84%	0.59%

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. The fees as described in the table below are accrued and paid daily and are disclosed on the Statement of Operations as “Administrative personnel and services fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

BNYM and WFMC may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2016, WFMC did not waive any administrative personnel and services fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares for the sale, distribution, administration, customer servicing and recordkeeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2016, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received all or a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
Broad Market Bond Fund	$4,435
Intermediate-Term Bond Fund	2,228
Short-Term Bond Fund	6,129
Municipal Bond Fund	38,452
New York Municipal Bond Fund	22,086

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2016, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
Broad Market Bond Fund	$1,376
Short-Term Bond Fund	71
Municipal Bond Fund	1,462
New York Municipal Bond Fund	2,059

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)    59

Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2016, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
Broad Market Bond Fund	$1,524
Intermediate-Term Bond Fund	743

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, U.S. Government Securities and in-kind transactions, for the six months ended October 31, 2016 were as follows:

	Investments
Fund	Purchases	Sales
Broad Market Bond Fund	$129,604,184	$78,096,667
Intermediate-Term Bond Fund	18,244,967	13,206,454
Short-Term Bond Fund	12,002,460	44,497,427
Municipal Bond Fund	69,997,488	50,265,701
New York Municipal Bond Fund	15,704,270	12,523,636

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2016 were as follows:

	U.S. Government Securities
Fund	Purchases	Sales
Broad Market Bond Fund	$30,172,658	$6,843,648
Intermediate-Term Bond Fund	16,667,834	17,210,014
Short-Term Bond Fund	25,330,532	42,936,399

6.	CONCENTRATION OF RISK

Since New York Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2016, 26.4% of New York Municipal Bond Fund’s total market value of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.

7.	LINE OF CREDIT

Effective March 9, 2016, the Trust is participating in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The termination date of this LOC is March 7, 2017.

The Funds did not utilize the LOC for the six months ended October 31, 2016.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

60    NOTES TO FINANCIAL STATEMENTS (continued)

8.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in a Funds’ financial statements through this date.

Certain Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. The SEC also will allow open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The effective dates of these rules are generally not impacting the Funds until sometime in 2018. Management is currently evaluating the impacts to the Funds.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 14-15, 2016 (the “September Meeting”), the Board of Trustees of the Trust unanimously agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings and an executive session of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On July 20, 2016, the Board held a special meeting (the “July Special Meeting”) with personnel of Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and independent counsel to the Independent Trustees (“Counsel”) concerning the Advisory Agreements that were due for renewal between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). The Adviser provided the Board with an initial basis for the approval of each such Advisory Agreement, and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from the Counsel on behalf of the Trustees concerning its investment advisory services, operations, compliance program and other matters.

On August 30, 2016, the Independent Trustees met in executive session with Counsel to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with the Adviser, and to continue the evaluation of the Advisory Agreements with the Sub-Advisers, as appropriate (the “August Executive Session”). The Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Trustees, and developed a request for additional and clarifying information that was responded to by the Adviser, and discussed, at the September Meeting.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•	Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies, and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to a corresponding Fund;

•	The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers, and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•	For each Sub-Adviser: the nature and quality of services provided; the costs of those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser, and its parent companies as relevant; and;

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals, and met with the Independent Trustees in several executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to among other things investment, compliance and operational matters, brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage. The Board took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board unanimously approved the renewal of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•	The nature and extent of the investment advisory services to be provided to each Fund by the Adviser, and each Sub-Adviser as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and

•	Renewal of the Advisory Agreements was in the best interests of each Fund and its shareholders.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

62    BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Wilmington Broad Market Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the peer group average for the one- and three-year periods and below the peer group average for the five-year period ended June 30, 2016. The Board considered management’s views concerning the markets for fixed income securities and that the Fund is managed conservatively, with duration that is typically shorter than both the Fund’s benchmark and some of the funds in its peer group. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Intermediate-Term Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the peer group average for the one-, three-and five-year periods ended June 30, 2016. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Short-Term Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the peer group average for the one-year period, slightly above the peer group average for the three-year period, and below the peer group average for five-year period ended June 30, 2016. The Board considered management’s views concerning the markets for fixed income securities and that the Fund is managed conservatively, with duration that is typically shorter than both the Fund’s benchmark and some of the funds in its peer group. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Municipal Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the peer group average for the one-, three-and five-year periods ended June 30, 2016. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington New York Municipal Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the peer group average for the one-, three-and five-year periods ended June 30, 2016. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”

2.)	Click on the link “Sign up for Electronic Delivery”

3.)	Login to your account or create new user ID

4.)	Select E-Delivery Consent from the available options, and

5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

*	If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•	We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•	We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•	We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•	We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•	We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

•	Information or data entered into a website will be retained.

•	Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•	We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

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Investment Advisor

Wilmington Funds Management Corp.

1100 North Market Street

Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors

111 South Calvert Street 26th Floor

Baltimore, MD 21202

Co-Administrator

Wilmington Funds Management Corp.

1100 North Market Street

Wilmington, DE 19890

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent

and Dividend Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square,

2005 Market Street, Suite 700

Philadelphia, PA 19103

WT-SAR-FI-1016

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

October 31, 2016 (unaudited)
PRESIDENT’S MESSAGE AND
Semi-Annual
Report
WILMINGTON FUNDS
Money Market Funds
Wilmington U.S. Government Money Market Fund
Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)

[This Page Intentionally Left Blank]

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s semi-annual fiscal year period of May 1, 2016, through October 31, 2016. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc., the Trust’s investment advisor and subadvisor, respectively, have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year period.

The Economy

The economic recovery entered its eighth year, making it the fourth-longest recovery since 1850, but also the weakest one in the post-World War II period.i The gross domestic product (GDP) grew at a feeble rate of 1.4% in the second calendar quarter, but accelerated in the third quarter, posting a 2.9% jump.ii It’s been a familiar story with this recovery—disappointing growth numbers to begin the year, but a quickening of pace in the second half of the year.

[i]	http://www.marketwatch.com/story/current-us-economic-recovery-may-end-up-as-longest-ever-2016-07-18

ii	http://www.bea.gov/national/Index.htm

During the Trust’s semi-annual fiscal year period, the unemployment rate rose from 4.7% in May to 4.9% in October.iii While the increase in the unemployment rate may appear at odds with a continuing economic expansion, the uptick suggests that a growing number of individuals are re-entering the labor pool as new jobs are added.

iii	http://data.bls.gov/timeseries/LNS14000000

Inflation remains historically low, but has picked up in recent months. In September, it posted its biggest gain in five months, with the Consumer Price Index rising 1.5% for the 12-month period ending September 2016, the biggest year-over-year jump since October 2014.iv Core inflation, which excludes the more volatile food and energy components, reached 1.7% in the third quarter, the highest such reading in two years.v

iv	http://www.reuters.com/article/us-usa-economy-inflation-idUSKCN12I1GP

[v]	http://www.advisorperspectives.com/dshort/updates/2016/10/31/pce-price-index-headline-and-core-rose-again-in-september

Rising oil prices has been one reason that inflation has picked up. West Texas Intermediate (a grade of crude oil used as an oil pricing benchmark) rose from $40.75 per barrel at April-end to $46.83 at the close of October.vi

vi	http://www.eia.gov/dnav/pet/pet_pri_spt_s1_d.htm

The Federal Reserve (the “Fed”) has yet to follow up its December 2015 rate hike, putting off further hikes because of concerns about the resiliency of economic growth and how global markets will react. However, at its most recent Federal Open Market Committee meeting in September, the Fed indicated that a rate hike may come relatively soon.

The Bond Markets

The yield on the 10-year Treasury note ended largely where it began, but there was a great deal of volatility over the six-month period. Yields stood at 1.83% at April-end, but dropped precipitously in reaction to the British exit (“Brexit”) vote in late June, as the decision by British voters to leave the European Union (“EU”) led to a world-wide flight to safety, driving down yields to as low as 1.37%, a level reached in early July. As anxieties eased, rates slowly climbed back to 1.84% by the close of trading in October.vii

vii	http://www.treasury.gov/resource-center/data-chart-center/interest-rates/Pages/TextView.aspx?data=yield

Despite the rollercoaster ride in yields, the Barclays U.S. Aggregate Bond Index1 gained 1.51% for the six-month period ended October 31, 2016.

High-yield bonds have been enjoying a very good year. After a price swoon earlier in the year, high-yield bonds have posted strong returns, with oil prices coming off their extreme lows propelling the Barclays U.S. Corporate High Yield Index2 to a gain of 7.59% for the six-month period ended October 31, 2016.

The municipal bond market was challenged by heavy new issuance volumes, leading to a more subdued return for the Barclays Municipal Bond Index3 of 0.49% for the Trust’s semi-annual fiscal year period.

PRESIDENT’S MESSAGE / October 31, 2016 (unaudited)

ii

The Barclays Global Aggregate ex-USD Bond Index4 slumped by 2.08% during the reporting period, as investors were disappointed by monetary policy announcements from the Bank of England, the European Central Bank, and the Bank of Japan.

For the six-month reporting period May 1, 2016 through October 31, 2016, certain Barclays indices performed as follows5:

Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Bond Index[6]	Barclays U.S. Mortgage-Backed Securities Index[7]	Barclays U.S. Credit Bond Index[8]	Barclays Municipal Bond Index
1.51%	0.80%	1.28%	2.61%	0.49%

The Stock Markets

Stocks began the period on a positive note, buoyed by rising oil prices and waning concerns about an imminent rate hike. The impending vote in Britain on whether to break away from the European Union, however, soon began to weigh on stocks. Markets turned volatile as investors reacted to each new release of polling numbers about whether the “Stay” or “Leave” vote would prevail. With the polls closest to the referendum date indicating that voters might choose to remain in the EU, the shock of a “Leave” victory sent global markets into a nosedive that shaved off $3 trillion in market value.viii U.S. stocks recovered quickly, regaining their losses after two days of trading, but overseas markets took considerably longer to claw back their losses.

viii	http://independent.co.uk/news/business/news/brexit-wipes-record-3tn-off-global-markets-in-two-days-a7107481.html

U.S. equities reached near-historic highs in July, powered by strong economic reports, better-than-expected corporate earnings, and growing conviction that the Fed would not be raising rates in the near term. July’s momentum stalled as markets went quiet in August amid very light trading volumes and low volatility.

The calm ended when September began, with stocks selling off sharply to begin the month. Investor sentiment shifted to worries about a Fed rate increase and mounting concerns that the European Central Bank would be hitting the “pause” button on its monetary-easing efforts.

Stocks remained volatile over the course of the month, moving in reaction to changes in the price of oil, central bank statements, and banking troubles emanating from Europe.

Despite a better-than-expected third-quarter earnings season, October was the third consecutive month to close lower.

For the six-month reporting period May 1, 2016 through October 31, 2016, certain stock market indices performed as follows:

S&P 500 Index[9]	Dow Jones Industrial Average[10]	NASDAQ Composite Index[11]	MSCI All Country World ex-USD (Net) Index[12]
4.06%	3.44%	9.33%	2.01%

In the months ahead, markets will likely be tested. A looming hike in the federal funds rate, a new incoming president, and uncertain global economic growth may drive further market volatility. It is essential, however, that investors maintain a long-term focus.

For our part, the Trust will remain committed to managing your important savings with the same disciplined process that has created value for our shareholders and helped them achieve their important long-term financial goals. We appreciate the confidence and trust you have shown us.

Sincerely,

Christopher D. Randall

President

November 14, 2016

October 31, 2016 (unaudited) / PRESIDENT’S MESSAGE

iii

For more complete information, please download the Funds’ prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Funds, and you should not expect that the investment advisor will provide financial support to the Funds at any time.

1.	Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

2.	Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices.

3.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

4.	Barclays Global Aggregate ex-USD Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. An investment cannot be made directly in an index.

5.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

6.	Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

7.	Barclays U.S. Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

8.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

9.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

10.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

11.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

12.	MSCI All Country World ex-USD (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.

PRESIDENT’S MESSAGE / October 31, 2016 (unaudited)

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5

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2016 to October 31, 2016.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period[1]	Annualized Net Expense Ratio
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.30	$1.56	0.31%
Institutional Class	$1,000.00	$1,000.30	$1.51	0.30%
Select Class	$1,000.00	$1,000.30	$1.51	0.30%
Service Class	$1,000.00	$1,000.10	$1.76	0.35%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,023.64	$1.58	0.31%
Institutional Class	$1,000.00	$1,023.69	$1.53	0.30%
Select Class	$1,000.00	$1,023.69	$1.53	0.30%
Service Class	$1,000.00	$1,023.44	$1.79	0.35%
WILMINGTON U.S. TREASURY MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.20	$1.51	0.30%
Select Class	$1,000.00	$1,000.30	$1.46	0.29%
Service Class	$1,000.00	$1,000.10	$1.71	0.34%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,023.69	$1.53	0.30%
Select Class	$1,000.00	$1,023.74	$1.48	0.29%
Service Class	$1,000.00	$1,023.49	$1.73	0.34%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

6

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Government Money Market Fund

At October 31, 2016, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
U.S. Government Agency Obligations	55.4%
U.S. Treasury Obligations	37.1%
Repurchase Agreements	5.1%
Money Market Fund	2.4%
Other Assets and Liabilities – Net[1]	0.0%[2]
TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
(2)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 55.4%
FEDERAL FARM CREDIT BANK (FFCB) – 5.0%
0.40%, 12/06/16‡	$17,500,000	$17,493,365
0.49%, 2/15/17Δ	100,000,000	100,000,000
0.53%, 3/02/17Δ	40,000,000	40,012,931
0.50%, 10/25/17Δ	98,500,000	98,500,000
0.53%, 11/15/17Δ	75,000,000	75,000,000
0.58%, 9/24/18Δ	29,700,000	29,677,891

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$360,684,187
FEDERAL HOME LOAN BANK (FHLB) – 31.0%
0.39%, 11/02/16‡	56,600,000	56,599,395
0.31%, 11/03/16‡	25,000,000	24,999,583
0.29%, 11/04/16‡	20,950,000	20,949,504
0.28%, 11/14/16‡	58,728,000	58,722,274
0.26%, 11/15/16‡	150,000,000	149,985,417
0.30%, 11/16/16‡	20,000,000	19,997,583
0.30%, 11/18/16‡	360,330,000	360,279,596
0.32%, 11/23/16‡	158,854,000	158,823,941
0.37%, 11/28/16‡	95,957,000	95,931,092
0.35%, 12/02/16‡	75,000,000	74,977,719
0.30%, 12/07/16‡	105,000,000	104,969,550
0.32%, 12/09/16‡	100,000,000	99,967,278
0.30%, 12/12/16‡	100,000,000	99,966,972
0.32%, 12/13/16‡	22,000,000	21,991,915
0.39%, 12/21/16‡	150,000,000	149,920,833

Description	Par Value	Value
0.29%, 12/23/16‡	$125,000,000	$124,949,444
0.35%, 1/04/17‡	50,000,000	49,969,778
0.45%, 1/06/17‡	25,000,000	24,979,833
0.36%, 1/13/17‡	43,000,000	42,969,482
0.40%, 1/20/17‡	118,400,000	118,297,171
0.44%, 1/25/17‡	75,000,000	74,923,854
0.52%, 1/25/17‡	50,000,000	49,994,664
0.43%, 4/26/17Δ	100,000,000	100,000,000
0.75%, 7/20/17Δ	30,080,000	30,080,000
0.62%, 12/15/17Δ	100,000,000	100,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$2,214,246,878
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 14.3%
0.20%, 11/01/16‡	50,000,000	50,000,000
0.20%, 11/03/16‡	59,663,000	59,662,337
0.28%, 11/08/16‡	50,000,000	49,997,375
0.27%, 11/09/16‡	20,000,000	19,998,822
0.26%, 11/15/16‡	299,000,000	298,970,351
0.41%, 11/17/16‡	100,000,000	99,982,222
0.27%, 11/18/16‡	122,154,000	122,139,002
0.34%, 11/29/16‡	87,500,000	87,477,590
0.41%, 12/22/16‡	25,000,000	24,985,833
0.38%, 1/03/17‡	47,350,000	47,319,341
0.34%, 1/18/17‡	58,334,000	58,291,659

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	7

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value
0.33%, 4/17/17Δ	$100,000,000	$100,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,018,824,532
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 5.1%
0.32%, 11/16/16‡	30,000,000	29,996,125
0.33%, 12/01/16‡	50,759,000	50,745,464
0.33%, 12/14/16‡	29,900,000	29,888,393
0.33%, 1/04/17‡	50,000,000	49,971,556
0.81%, 12/20/17Δ	200,000,000	200,083,153

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$360,684,691

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $3,954,440,288)		$3,954,440,288
U.S. TREASURY OBLIGATIONS – 37.1%
U.S. TREASURY BILLS – 23.1%
0.30%, 11/10/16‡	150,000,000	149,989,012
0.34%, 12/01/16‡	350,000,000	349,904,583
0.34%, 12/08/16‡	350,000,000	349,879,981
0.38%, 12/15/16‡	200,000,000	199,908,333
0.32%, 1/05/17‡	202,720,000	202,603,419
0.34%, 1/19/17‡	150,000,000	149,889,729
0.35%, 1/26/17‡	123,720,000	123,619,512
0.41%, 2/02/17‡	50,000,000	49,948,204
0.46%, 2/16/17‡	75,000,000	74,899,465

TOTAL U.S. TREASURY BILLS		$1,650,642,238
U.S. TREASURY NOTES – 14.0%
0.63%, 11/15/16	100,000,000	100,009,981
0.50%, 11/30/16	50,000,000	50,005,438
0.88%, 11/30/16	125,000,000	125,052,340
0.75%, 1/15/17	150,000,000	150,100,947
0.42%, 1/31/17Δ	100,000,000	100,016,785
3.13%, 1/31/17	100,000,000	100,656,162
0.63%, 2/15/17	275,000,000	275,189,779

Description	Par Value	Value
0.88%, 2/28/17	$100,000,000	$100,155,032

TOTAL U.S. TREASURY NOTES		$1,001,186,464

TOTAL U.S. TREASURY OBLIGATIONS (COST $2,651,828,702)		$2,651,828,702
MONEY MARKET FUND – 2.4%
Blackrock Liquidity Funds TempFund Institutional Shares, 0.31%	168,636,219	168,636,219

TOTAL MONEY MARKET FUND (COST $168,636,219)		$168,636,219
REPURCHASE AGREEMENTS – 5.1%
Credit Suisse First Boston LLC, 0.30%, dated 10/31/16, due 11/1/16, repurchase price $65,000,542 collateralized by U.S. Treasury Security 2.63%, maturing 11/15/20; total market value of $66,303,176.	65,000,000	65,000,000
TD Securities, Inc., 0.31%, dated 10/31/16, due 11/1/16, repurchase price $25,000,215, collateralized by U.S. Government Security 4.00%, maturing 10/1/43; total market value of $25,750,000.	25,000,000	25,000,000
TD Securities, Inc., 0.32%, dated 10/31/16, due 11/1/16, repurchase price $275,002,444, collateralized by U.S. Government Securities 1.38% to 4.50%, maturing 2/28/19 to 12/1/26; total market value of $283,247,701.	275,000,000	275,000,000

TOTAL REPURCHASE AGREEMENTS (COST $365,000,000)		$365,000,000

TOTAL INVESTMENTS – 100.0%
(COST $7,139,905,209)		$7,139,905,209
OTHER ASSETS LESS LIABILITIES – 0.0%**		1,475,635

TOTAL NET ASSETS – 100.0%		$7,141,380,844

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$3,954,440,288	$—	$3,954,440,288
U.S. Treasury Obligations	—	2,651,828,702	—	2,651,828,702
Money Market Fund	168,636,219	—	—	168,636,219
Repurchase Agreements	—	365,000,000	—	365,000,000

Total	$168,636,219	$6,971,268,990	$—	$7,139,905,209

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
LLC - Limited Liability Corporation

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

9

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Treasury Money Market Fund

At October 31, 2016, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
U.S. Treasury Obligations	79.3%
Repurchase Agreement	16.6%
Money Market Fund	4.0%
Other Assets and Liabilities – Net[1]	0.1%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 79.3%
U.S. TREASURY BILLS – 36.6%
0.26%, 11/03/16‡	$5,000,000	$4,999,929
0.30%, 11/10/16‡	25,000,000	24,998,169
0.34%, 12/01/16‡	25,000,000	24,993,125
0.34%, 12/08/16‡	75,000,000	74,974,498
0.38%, 12/15/16‡	50,000,000	49,977,083
0.33%, 1/05/17‡	20,000,000	19,988,228
0.34%, 1/19/17‡	50,000,000	49,963,243
0.46%, 2/16/17‡	25,000,000	24,966,488

TOTAL U.S. TREASURY BILLS		$274,860,763
U.S. TREASURY NOTES – 42.7%
0.63%, 11/15/16	50,000,000	50,004,903
0.50%, 11/30/16	50,000,000	50,005,438
0.88%, 11/30/16	75,000,000	75,030,199
0.42%, 1/31/17Δ	31,000,000	31,005,203
0.63%, 2/15/17	20,000,000	20,013,802
0.88%, 2/28/17	45,000,000	45,069,764
0.51%, 10/31/17Δ	50,000,000	50,046,374

TOTAL U.S. TREASURY NOTES		$321,175,683

TOTAL U.S. TREASURY OBLIGATIONS (COST $596,036,446)		$596,036,446

Description	Par Value	Value
MONEY MARKET FUND – 4.0%
BlackRock Liquidity Funds T-Fund Institutional Shares 0.22%	$30,000,000	$30,000,000

TOTAL MONEY MARKET FUND (COST $30,000,000)		$30,000,000
REPURCHASE AGREEMENT – 16.6%
Credit Suisse First Boston LLC, 0.30%, dated 10/31/16, due 11/01/16, repurchase price $125,001,042, collateralized by U.S. Treasury Security, 1.75%, maturing 5/15/23; total market value of $127,500,639.	125,000,000	125,000,000

TOTAL REPURCHASE AGREEMENT (COST $125,000,000)		$125,000,000

TOTAL INVESTMENTS – 99.9%
(COST $751,036,446)		$751,036,446
OTHER ASSETS LESS LIABILITIES – 0.1%		937,315

TOTAL NET ASSETS – 100.0%		$751,973,761

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Treasury Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$596,036,446	$—	$596,036,446
Money Market Fund	30,000,000	—	—	30,000,000
Repurchase Agreement	—	125,000,000	—	125,000,000

Total	$30,000,000	$721,036,446	$—	$751,036,446

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.

The following acronym is used throughout this Fund:

LLC - Limited Liability Corporation

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	11

October 31, 2016 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
ASSETS:
Investments, at identified cost	$7,139,905,209	$751,036,446

Investments in repurchase agreements, at value	$365,000,000	$125,000,000
Investments in securities, at value	6,774,905,209	626,036,446

TOTAL INVESTMENTS	7,139,905,209	751,036,446

Cash	—	443,081
Interest receivable	2,994,326	624,062
Receivable for shares sold	787,634	6,623
Prepaid assets	55,546	24,476

TOTAL ASSETS	7,143,742,715	752,134,688

LIABILITIES:
Payable to custodian	21,713	—
Income distribution payable	383,394	26,620
Payable for shares redeemed	873,849	—
Payable for Trustees’ fees	4,156	2,381
Payable for shareholder services fee	247,513	36,730
Other accrued expenses	831,206	95,196

TOTAL LIABILITIES	2,361,831	160,927

NET ASSETS	$7,141,380,884	$751,973,761

NET ASSETS CONSIST OF:
Paid-in capital	$7,141,368,969	$751,982,516
Undistributed (distributions in excess of) net investment income	(8,336)	(624)
Accumulated net realized gain (loss) on investments	20,251	(8,131)

TOTAL NET ASSETS	$7,141,380,884	$751,973,761

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Administrative Class
Net Assets	$1,685,404,987	$501,735,801

Shares outstanding (unlimited shares authorized)	1,685,652,412	501,777,444

Net Asset Value per share	$1.00	$1.00

Institutional Class
Net Assets	$371,476,263	$—

Shares outstanding (unlimited shares authorized)	371,533,483	—

Net Asset Value per share	$1.00	$—

Select Class
Net Assets	$3,667,949,122	$250,216,757

Shares outstanding (unlimited shares authorized)	3,668,431,157	250,238,751

Net Asset Value per share	$1.00	$1.00

Service Class
Net Assets	$1,416,550,512	$21,203

Shares outstanding (unlimited shares authorized)	1,416,484,347	21,203

Net Asset Value per share	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

12	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2016 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Dividends	$59,033	$3,057
Interest	9,213,223	1,446,112

TOTAL INVESTMENT INCOME	9,272,256	1,449,169

EXPENSES:
Investment advisory fee	9,117,097	1,610,663
Administrative personnel and services fees	803,309	135,467
Portfolio accounting and administration fees	709,043	126,616
Transfer and dividend disbursing agent fees and expenses	68,534	2,283
Custodian fees	81,770	11,637
Trustees’ fees	25,453	26,051
Professional fees	42,250	39,909
Distribution services fee—Administrative Class	2,062,035	715,728
Distribution services fee—Service Class	1,292,015	31
Shareholder services fee—Administrative Class	2,062,035	715,728
Shareholder services fee—Select Class	2,675,677	351,201
Shareholder services fee—Service Class	1,292,015	31
Share registration costs	24,774	15,988
Printing and postage	18,889	3,770
Miscellaneous	180,082	42,814

TOTAL EXPENSES	20,454,978	3,797,917

Waiver/reimbursement by investment advisor	(3,547,738)	(793,651)
Waiver of distribution services fee—Administrative Class	(2,060,989)	(715,372)
Waiver of distribution services fee—Service Class	(1,292,015)	(31)
Waiver of shareholder services fee—Administrative Class	(1,937,138)	(680,008)
Waiver of shareholder services fee—Select Class	(2,663,571)	(350,192)
Waiver of shareholder services fee—Service Class	(1,017,366)	(25)

TOTAL WAIVERS AND REIMBURSEMENTS	(12,518,817)	(2,539,279)

Net expenses	7,936,161	1,258,638

Net investment income	1,336,095	190,531

REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	27,530	26,995

Net realized gain (loss) on investments	27,530	26,995

Change in net assets resulting from operations	$1,363,625	$217,526

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	13

	Wilmington U.S. Government Money Market Fund
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016
OPERATIONS:
Net investment income	$1,336,095	$687,113
Net realized gain (loss) on investments	27,530	17,283

Change in net assets resulting from operations	1,363,625	704,396

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Administrative Class	(427,453)	(381,356)
Institutional Class	(89,697)	(4,895)
Select Class	(773,259)	(218,174)
Service Class	(54,669)	(83,677)

Change in net assets resulting from distributions to shareholders	(1,345,078)	(688,102)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	2,067,774,834	4,556,771,179
Institutional Class	1,262,104,497	181,731,782
Select Class	2,135,491,521	2,508,685,382
Service Class	1,052,603,648	1,571,057,766
Proceeds from shares issued in connection with Reorganizations (Note 6)
Administrative Class	384,941,821	—
Institutional Class	320,775,976	—
Select Class	2,724,737,598	—
Service Class	792,316,095	—
Distributions reinvested
Administrative Class	56	2,406
Institutional Class	3,000	872
Select Class	46,397	4,615
Service Class	13,659	10,115
Cost of shares redeemed
Administrative Class	(2,386,991,089)	(4,493,385,278)
Institutional Class	(1,224,247,116)	(194,972,218)
Select Class	(2,168,602,163)	(2,537,908,763)
Service Class	(1,223,363,383)	(2,128,399,325)

Change in net assets resulting from share transactions	3,737,605,351	(536,401,467)

Change in net assets	3,737,623,898	(536,385,173)
NET ASSETS:
Beginning of period	3,403,756,986	3,940,142,159

End of period	$7,141,380,884	$3,403,756,986

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,336)	$647

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

14	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington U.S. Government Money Market Fund
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016
SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	2,067,774,834	4,556,771,179
Institutional Class	1,262,104,497	181,731,782
Select Class	2,135,491,521	2,508,685,382
Service Class	1,052,603,648	1,571,057,766
Shares issued in connection with Reorganizations (Note 6)
Administrative Class	384,995,266	—
Institutional Class	320,831,015	—
Select Class	2,725,077,645	—
Service Class	792,293,499	—
Distributions reinvested
Administrative Class	56	2,406
Institutional Class	3,000	872
Select Class	46,397	4,615
Service Class	13,659	10,115
Shares redeemed
Administrative Class	(2,386,991,089)	(4,493,385,278)
Institutional Class	(1,224,247,116)	(194,972,218)
Select Class	(2,168,602,163)	(2,537,908,763)
Service Class	(1,223,363,383)	(2,128,399,325)

Net change in shares outstanding	3,738,031,286	(536,401,467)

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	15

	Wilmington U.S. Treasury Money Market Fund
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016
OPERATIONS:
Net investment income	$190,531	$91,258
Net realized gain (loss) on investments	26,995	126

Change in net assets resulting from operations	217,526	91,384

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Administrative Class	(115,137)	(64,773)
Select Class	(75,686)	(27,263)
Service Class	(2)	(1)

Change in net assets resulting from distributions to shareholders	(190,825)	(92,037)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	770,663,832	1,228,266,198
Select Class	811,630,039	782,092,004
Service Class	—	8,000
Distributions reinvested
Administrative Class	519	285
Select Class	17,840	5,252
Service Class	2	1
Cost of shares redeemed
Administrative Class	(915,295,059)	(1,213,389,026)
Select Class	(804,036,815)	(804,455,029)
Service Class	(5,002)	—

Change in net assets resulting from share transactions	(137,024,644)	(7,472,315)

Change in net assets	(136,997,943)	(7,472,968)
NET ASSETS:
Beginning of Year	888,971,704	896,444,672

End of period	$751,973,761	$888,971,704

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(624)	$(330)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	770,663,832	1,228,266,198
Select Class	811,630,039	782,092,004
Service Class	—	8,000
Distributions reinvested
Administrative Class	519	285
Select Class	17,840	5,252
Service Class	2	1
Shares redeemed
Administrative Class	(915,295,059)	(1,213,389,026)
Select Class	(804,036,815)	(804,455,029)
Service Class	(5,002)	—

Net change in shares outstanding	(137,024,644)	(7,472,315)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

16	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

ADMINISTRATIVE CLASS	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013		Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.000		0.000	0.000	0.000	0.000		0.000

Less Distributions From:
Net Investment Income	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return(b)	0.03%		0.02%	0.01%	0.01%	0.01%		0.01%
Net Assets, End of Period (000’s)	$1,685,405		$1,619,679	$1,556,286	$1,673,462	$1,885,193		$1,801,115
Ratios to Average Net Assets
Gross Expense	0.94	%(c)	0.97%	0.97%	0.97%	0.96%		0.79%
Net Expenses(d)	0.31	%(c)	0.18%	0.07%	0.08%	0.15%		0.12%
Net Investment Income	0.05	%(c)	0.02%	0.01%	0.01%	0.01%		0.01%

INSTITUTIONAL CLASS	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013		Period Ended April 30, 2012(e)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.000		0.000	0.000	0.000	0.000		0.000

Less Distributions From:
Net Investment Income	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return(b)	0.03%		0.02%	0.01%	0.01%	0.01%		0.00	%(f)
Net Assets, End of Period (000’s)	$371,476		$12,840	$26,079	$83,595	$25,683		$85,322
Ratios to Average Net Assets
Gross Expense	0.44	%(c)	0.47%	0.47%	0.47%	0.46%		0.46	%(c)
Net Expenses(d)	0.30	%(c)	0.13%	0.07%	0.08%	0.15%		0.13	%(c)
Net Investment Income	0.08	%(c)	0.01%	0.01%	0.01%	0.01%		0.01	%(c)

SELECT CLASS	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013		Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.000		0.000	0.000	0.000	0.000		0.000

Less Distributions From:
Net Investment Income	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return(b)	0.03%		0.02%	0.01%	0.01%	0.01%		0.01%
Net Assets, End of Period (000’s)	$3,667,949		$976,287	$1,005,503	$889,158	$1,164,388		$1,213,146
Ratios to Average Net Assets
Gross Expense	0.69	%(c)	0.72%	0.72%	0.72%	0.71%		0.72%
Net Expenses(d)	0.30	%(c)	0.18%	0.07%	0.08%	0.15%		0.12%
Net Investment Income	0.07	%(c)	0.02%	0.01%	0.01%	0.01%		0.01%

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	17

SERVICE CLASS	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013		Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.000		0.000	0.000	0.000	0.000		0.000

Less Distributions From:
Net Investment Income	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return(b)	0.01%		0.01%	0.01%	0.01%	0.01%		0.01%
Net Assets, End of Period (000’s)	$1,416,551		$794,950	$1,352,274	$1,371,495	$1,131,306		$873,278
Ratios to Average Net Assets
Gross Expense	0.94	%(c)	0.97%	0.97%	0.97%	0.96%		0.97%
Net Expenses(d)	0.35	%(c)	0.18%	0.07%	0.08%	0.14%		0.13%
Net Investment Income	0.02	%(c)	0.01%	0.01%	0.01%	0.01%		0.01%

(a)	Represents less than $0.001.
(b)	Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment manager and other service providers voluntarily waived a portion of their fees.
(e)	Reflects investment operations for the period from March 12, 2012 to April 30, 2012.
(f)	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

18	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

ADMINISTRATIVE CLASS	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015		Year Ended April 30, 2014	Year Ended April 30, 2013		Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000 (a)	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.000		0.000	0.000		0.000	0.000		0.000

Less Distributions From:
Net Investment Income	0.000	(a)	0.000 (a)	0.000	(a)	0.000 (a)	0.000	(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000	$1.000		$1.000

Total Return(b)	0.02%		0.01%	0.00	%(c)	0.01%	0.01%		0.01%
Net Assets, End of Period (000’s)	$501,736		$646,349	$631,472		$782,360	$827,103		$909,306
Ratios to Average Net Assets
Gross Expense	0.97	%(d)	0.99%	0.98%		0.97%	0.97%		0.80%
Net Expenses(e)	0.30	%(d)	0.15%	0.06%		0.06%	0.14%		0.06%
Net Investment Income	0.04	%(d)	0.01%	0.00	%(c)	0.01%	0.01%		0.01%

SELECT CLASS	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015		Year Ended April 30, 2014	Year Ended April 30, 2013		Year Ended April 30, 2012
Net Asset Value, Beginning of Year	$1.000		$1.000	$1.000		$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000 (a)	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.000		0.000	0.000		0.000	0.000		0.000

Less Distributions From:
Net Investment Income	0.000	(a)	0.000 (a)	0.000	(a)	0.000 (a)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000	$1.000		$1.000

Total Return(b)	0.03%		0.01%	0.00	%(c)	0.01%	0.01%		0.01%
Net Assets, End of Period (000’s)	$250,217		$242,597	$264,955		$314,375	$386,574		$210,231
Ratios to Average Net Assets
Gross Expense	0.72	%(d)	0.74%	0.74%		0.72%	0.73%		0.73%
Net Expenses(e)	0.29	%(d)	0.15%	0.06%		0.06%	0.14%		0.06%
Net Investment Income	0.05	%(d)	0.01%	0.00	%(c)	0.01%	0.01%		0.01%

SERVICE CLASS	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015		Year Ended April 30, 2014	Year Ended April 30, 2013		Year Ended April 30, 2012
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.000 (a)	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.000		0.000	0.000		0.000	0.000		0.000

Less Distributions From:
Net Investment Income	0.000	(a)	0.000 (a)	0.000	(a)	0.000 (a)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000	$1.000		$1.000

Total Return(b)	0.01%		0.01%	0.00	%(c)	0.01%	0.01%		0.01%
Net Assets, End of Period (000’s)	$21		$26	$18		$6	$10,034		$8,909
Ratios to Average Net Assets
Gross Expense	0.98	%(d)	0.97%	0.99%		0.97%	0.97%		0.99%
Net Expenses(e)	0.34	%(d)	0.17%	0.06%		0.06%	0.14%		0.06%
Net Investment Income	0.00	%(c)(d)	0.01%	0.00	%(c)	0.01%	0.01%		0.01%

(a)	Represents less than $0.001.
(b)	Total returns for periods of less than one year, if any, are not annualized.
(c)	Represents less than 0.01%.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	19

Wilmington Funds

October 31, 2016 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 12 funds are presented in separate reports.

Fund	Investment Goal
Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

(d)	Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I, and Institutional Class. Class A and Class I are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Computation of Net Asset Value – It is each Fund’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (‘‘NAV’’) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the ‘‘Fed’’) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities, when it represents the best estimate of fair value in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2016, there were no transfers between Levels 1, 2 and 3 assets and liabilities based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedures noted previously, fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

20	NOTES TO FINANCIAL STATEMENTS (continued)

eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2016, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
U.S. Government Money Market Fund
Credit Suisse First Boston LLC	$65,000,000	$65,000,000	$—	$—
TD Securities, Inc.	25,000,000	25,000,000	—	—
TD Securities, Inc.	275,000,000	275,000,000	—	—

	$365,000,000	$365,000,000	$—	$—

U.S. Treasury Money Market Fund
Credit Suisse First Boston LLC	$125,000,000	$125,000,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended October 31, 2016, the Funds did not incur any interest or penalties.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales.

3.	FEDERAL TAX INFORMATION

As of April 30, 2016, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the years ended 2015, 2014 and 2013, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	21

The tax character of distributions for the corresponding fiscal year ends were as follows:

	2016		2015
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
U.S. Government Money Market Fund	$688,102	$—	$414,875	$—
U.S. Treasury Money Market Fund	92,037	—	1,226	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation	Capital Loss Carryforwards	Late Year Deferrals
U.S. Government Money MarketFund	$123,716	$—	$(123,069)	$—	$(7,279)	$—
U.S. Treasury Money Market Fund	27,081	—	(27,411)	—	(35,126)	—

At April 30, 2016, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Available Through		Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total Capital Loss Carryforwards
Fund	2017	2018
U.S. Government Money Market Fund	$—	$—	$7,279	$—	$7,279
U.S. Treasury Money Market Fund	—	—	35,126	—	35,126

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation.

Effective October 1, 2016, the following Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
U.S. Government Money Market Fund	0.25%
U.S. Treasury Money Market Fund	0.25%

Prior to October 1, 2016, the Funds had annual investment advisory fees, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below.

Fund	Prior Advisory Fee Annual Rate
U.S. Government Money Market Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

Effective October 1, 2016, WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through September 30, 2017, so that total annual fund operating expenses paid by the Funds (not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC, nor the Fund’s distributor, will recoup previously waived fees/expenses in subsequent years.

	Contractual Current Expense Limitations
Fund	Administrative Class	Institutional Class	Select Class	Service Class
U.S. Government Money Market Fund	0.62%	0.27%	0.37%	0.77%
U.S. Treasury Money Market Fund	0.60%	N/A	0.75%	0.35%

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

22	NOTES TO FINANCIAL STATEMENTS (continued)

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. The fees as described in the table below are accrued and paid daily and are disclosed on the Statement of Operations as “Administrative personnel and services fees.”

Administration	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	On the first $5 billion
	0.030%	On the next $2 billion
	0.025%	On the next $3 billion
	0.018%	On assets in excess of $10 billion
BNYM	0.0285%	On the first $500 million
	0.0280%	On the next $500 million
	0.0275%	On assets in excess of $1 billion

BNYM and WFMC may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC, nor BNYM, will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2016, WFMC did not waive any administrative personnel and services fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Administrative Class and Service Class shares for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2016, no affiliates of the Advisor received these fees.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. and Traders Trust Company (together, “M&T”) affiliates of the Advisor, has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2016, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
U.S. Government Money Market Fund	438,869
U.S. Treasury Money Market Fund	34,407

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Board of Trustees (“Trustees”).

5.	LINE OF CREDIT

Effective March 9, 2016, the Trust is participating in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The termination date of this LOC is March 7, 2017.

The Funds did not utilize the LOC during the six months ended October 31, 2016.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	23

6.	REORGANIZATION

REORGANIZATION—FISCAL YEAR 2017

On March 15, 2016, the Board approved an Agreement and Plans of Reorganization (the “Reorganizations”) which provided for the transfer of all the assets of the Tax-Exempt Money Market Fund and the Prime Money Market Fund, each a series of the Trust (the “Acquired Funds”), for shares of the U.S. Government Money Market Fund (the “Acquiring Fund”), respectively. The shareholders approved the Tax-Exempt Money Market Fund Reorganization at a meeting held on August 10, 2016 and the Reorganization closed on August 22, 2016. The shareholders of the Prime Money Market Fund, under applicable law, were not required to vote on the Reorganization. Therefore, the Reorganization closed on August 15, 2016. The acquisitions were accomplished through tax-free exchanges of assets and shares. For financial reporting purposes, the Acquiring Fund, the U.S. Government Money Market Fund, was deemed to be the accounting survivor.

	Value of Shares	Acquired Fund Shares Prior to Reorganization	Shares Issued by Acquiring Fund	Net Assets
Acquiring Fund
Wilmington U.S. Government Money Market Fund				$3,080,145,214
Acquired Funds
Wilmington Tax-Exempt Money Market Fund				499,487,643
Administrative Class shares in exchange for Administrative Class shares	52,603,411	52,606,533	52,606,533
Select Class shares in exchange for Select Class shares	385,623,982	385,673,201	385,673,201
Service Class shares in exchange for Service Class shares	61,260,250	61,258,312	61,258,312
Wilmington Prime Money Market Fund				3,723,283,847
Administrative Class shares in exchange for Administrative Class shares	332,338,410	332,388,733	332,388,733
Institutional Class shares in exchange for Institutional Class shares	320,775,976	320,831,015	320,831,015
Select Class shares in exchange for Select Class shares	2,339,113,616	2,339,404,444	2,339,404,444
Service Class shares in exchange for Service Class shares	731,055,845	731,035,187	731,035,187

				$7,302,916,704

The net assets of the Prime Money Market Fund included net realized gains of $25,350.

The financial statements of the Funds reflect the operations of the Acquiring Fund for the period prior to the Reorganizations and the combined fund for the period subsequent to the Reorganizations. Because each of the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of each Acquired Fund that have been included in the combined Fund’s Statement of Operations since the Reorganizations were completed. Assuming the Reorganizations had been completed on May 1, 2016, the pro forma net investment income, net realized gain on investments and net increase in net assets from operations for the six months ended October 31, 2016 would have been $3,847,482, $52,880 and $3,900,362.

7.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in a Funds’ financial statements through this date.

Certain Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

24	NOTES TO FINANCIAL STATEMENTS (continued)

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis. The SEC also will allow open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The effective dates of these rules are generally not impacting the Funds until sometime in 2018. Management is currently evaluating the impacts to the Funds.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 14-15, 2016 (the “September Meeting”), the Board of Trustees of the Trust unanimously agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings and an executive session of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On July 20, 2016, the Board held a special meeting (the “July Special Meeting”) with personnel of Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and independent counsel to the Independent Trustees (“Counsel”) concerning the Advisory Agreements that were due for renewal between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). The Adviser provided the Board with an initial basis for the approval of each such Advisory Agreement, and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from the Counsel on behalf of the Trustees concerning its investment advisory services, operations, compliance program and other matters.

On August 30, 2016, the Independent Trustees met in executive session with Counsel to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with the Adviser, and to continue the evaluation of the Advisory Agreements with the Sub-Advisers, as appropriate (the “August Executive Session”). The Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Trustees, and developed a request for additional and clarifying information that was responded to by the Adviser, and discussed, at the September Meeting.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•	Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies, and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to a corresponding Fund;

•	The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers, and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•	For each Sub-Adviser: the nature and quality of services provided; the costs of those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser, and its parent companies as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals, and met with the Independent Trustees in several executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to among other things investment, compliance and operational matters, brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage. The Board took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board unanimously approved the renewal of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•	The nature and extent of the investment advisory services to be provided to each Fund by the Adviser, and each Sub-Adviser as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and

•	Renewal of the Advisory Agreements was in the best interests of each Fund and its shareholders.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

26	BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Wilmington U.S. Government Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median, and considered the fee waivers in place for the Fund. The Board also considered that the Fund’s Select Class shares had achieved total return performance below the peer group average for the one-year period and slightly below the peer group average for the three- and five-year periods ended June 30, 2016. The Board considered management’s views concerning the markets for the fixed income securities in which the Fund invests and that the Fund is managed conservatively. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington U.S. Treasury Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median, and considered the fee waivers in place for the Fund. The Board also considered that the Fund’s Select Class shares had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2016. The Board considered management’s views concerning the markets for the fixed income securities in which the Fund invests and that the Fund is managed conservatively. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

27

RESULTS OF SHAREHOLDER VOTE FOR THE WILMINGTON TAX-EXEMPT MONEY MARKET FUND

The Board of Trustees of Wilmington Funds (the “Trust”), on behalf of Wilmington Tax-Exempt Money Market Fund (the “Tax Exempt Fund”), a series of the Trust, called a Special Meeting of Shareholders of the Fund (the “Meeting”) to be held on August 10, 2016, to vote on an important proposal that affects the Fund.

During the Meeting, shareholders of the Tax Exempt Fund were asked to vote on the following proposal:

To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets and liabilities of the Tax Exempt Fund into the Wilmington U.S. Government Money Market Fund (the “Govt. Fund” of “Acquiring Fund”) in exchange for shares of Acquiring Fund indicated below; and (ii) the distribution of the shares of designated classes of Acquiring Fund to the shareholders of the Tax Exempt Fund in liquidation of the Tax Exempt Fund:

Wilmington Tax-Exempt Money Market Fund	Wilmington U.S. Government Money Market Fund
ServiceClass	ServiceClass
SelectClass	SelectClass
AdministrativeClass	AdministrativeClass

All shareholders of record at the close of business on May 27, 2016 were entitled to attend or submit proxies. As of the record date, the Fund had 507,536,566 shares outstanding.

At the meeting, shareholders of the Fund approved the proposal to approve an Agreement and Plan of Reorganization. The results of the voting for the proposal were as follows:

Votes For	Votes Against	Votes Abstained
318,170,531	148,410	227,666

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

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Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”

2.)	Click on the link “Sign up for Electronic Delivery”

3.)	Login to your account or create new user ID

4.)	Select E-Delivery Consent from the available options, and

5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

*	If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

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PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•	We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•	We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•	We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•	We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•	We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

SEMI-ANNUAL REPORT / October 31, 2016 (unaudited)

30

•	Information or data entered into a website will be retained.

•	Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•	We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

October 31, 2016 (unaudited) / SEMI-ANNUAL REPORT

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Investment Advisor
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890
Sub-Advisor
Wilmington Trust Investment Advisors
111 South Calvert Street 26th Floor
Baltimore, MD 21202
Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Fund Accountant, Co-Administrator, Transfer Agent
and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com
We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.
WT-SAR-MM-1016

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 1/4/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 1/4/2017

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date 1/4/2017

* Print the name and title of each signing officer under his or her signature.